December 31, 2001

Audited Financial Statements including statements of investments of TIAA-CREF Life Funds


SINGLE PREMIUM
IMMEDIATE ANNUITIES





                                                  2001
--------------------------------------------------------------------------------
                                     ANNUAL REPORT
--------------------------------------------------------------------------------

                                                  TIAA-CREF LIFE
                                                  SEPARATE ACCOUNT VA-1


                                                  TIAA-CREF LIFE FUNDS

                                                       Stock Index Fund

                                                       Growth Equity Fund

                                                       Growth & Income Fund

                                                       International Equity Fund

                                                       Social Choice Equity Fund







      [TIAA
       CREF
       LOGO]

--------------------------------------------------------------------------------
TIAA-CREF LIFE SEPARATE ACCOUNT VA-1
--------------------------------------------------------------------------------

A note about the report's format

While most of this report discusses performance of the TIAA-CREF Life Funds, whose portfolios underlie the TIAA-CREF Life Separate Account VA-1, the table below presents a summary of the returns of the accounts of the TIAA-CREF Life Separate Account VA-1 to give you a more complete picture of performance under your Personal Annuity Select(TM) contract. These returns reflect not only the performance of the underlying funds after deductions for investment management charges, but also mortality and risk expenses and administrative charges deducted under the contract. This is why the returns below are slightly less than the returns of the underlying funds reported on pages 3 through 7.

The Investment Company Act of 1940 requires the Separate Account to provide its contract owners with this annual report on the financial condition and portfolio holdings of the funds in which it invests. A semi-annual report will also be provided each year towards the end of August.

The TIAA-CREF Life Funds are managed by Teachers Advisors, Inc.


Performance at a Glance as of 12/31/2001

------------------------------------------------------------------------------------------------------------------------------------
                               Average Annual Compound          Cumulative Rates
                                Rates of Total Return            of Total Return              Annual       Net Assets   Accumulation
                             one year  since inception(1)  one year  since inception(1) Expense Charge(2) (in millions)  Unit Value
------------------------------------------------------------------------------------------------------------------------------------
Stock Index Account           -11.72%       -0.50%         -11.72%        -1.50%             0.37%            $68.57       $25.70
Growth Equity Account         -23.12       -28.33          -23.12        -44.24              0.55              23.15        14.59
Growth & Income Account       -13.39       -14.15          -13.39        -23.47              0.53              20.87        20.52
International Equity Account  -24.04       -27.35          -24.04        -42.89              0.59               8.70        13.01
Social Choice Equity Account  -13.11       -12.56          -13.11        -20.97              0.48               4.14        21.10

1    The inception date was January 4, 1999, for the Stock Index Account, and April 3, 2000, for the other accounts.

2    Annual expenses reflect 0.30 percent charged by the Separate Account on the contract for administrative expenses and mortality and expense risk, and applicable underlying fund fees (0.07 percent for Stock Index, 0.25 percent for Growth Equity, 0.23 percent for Growth & Income, 0.29 percent for International Equity, and 0.18 percent for Social Choice Equity). A portion of the separate account charges and underlying funds fees has been waived. Without waivers, total annual separate account and fund expenses would be 1.50 percent for Stock Index, 1.66 percent for Growth Equity, 1.64 percent for Growth & Income, 1.73 percent for International Equity, and 1.59 percent for Social Choice Equity, and total investment returns would be lower.


CONTENTS

  TIAA-CREF LIFE SEPARATE ACCOUNT VA-1
  PERFORMANCE AT A GLANCE                                     INSIDE FRONT COVER

  TIAA-CREF LIFE FUNDS
    Stock Index Fund Performance Report                                 3
    Growth Equity Fund Performance Report                               4
    Growth & Income Fund Performance Report                             5
    International Equity Fund Performance Report                        6
    Social Choice Equity Fund Performance Report                        7

  STATEMENTS OF INVESTMENTS
    Stock Index Fund                                                    8
    Growth Equity Fund                                                 29
    Growth & Income Fund                                               39
    International Equity Fund                                          45
    Social Choice Equity Fund                                          53

  FINANCIAL STATEMENTS
    Report of Management Responsibility                                57
    Report of the Audit Committee                                      57
    Statements of Assets and Liabilities                               58
    Statements of Operations                                           59
    Statements of Changes in Net Assets                                60
    Financial Highlights                                               62
    Notes to Financial Statements                                      64
    Report of Independent Auditors                                     67
    Shareholder Voting Results                                         68
    Trustees and Officers                                              69

TIAA-CREF PRODUCTS AND SERVICES                                INSIDE BACK COVER

(C)2002 Teachers Insurance and Annuity Association-College
Retirement Equities Fund (TIAA-CREF), New York, NY 10017

--------------------------------------------------------------------------------
FROM THE PRESIDENT
--------------------------------------------------------------------------------


-----------------
|               |
|               |
|               |
|[PHOTO OMITTED]|
|               | MARTIN E. GALT, III
|               |
|               | PRESIDENT,
|               | TIAA-CREF
----------------- INVESTMENT PRODUCTS

We are pleased to send you the 2001 annual report for the TIAA-CREF Life Funds, the underlying investment vehicle for the Single Premium Immediate Annuity
(SPIA) variable annuity accounts. SPIAs are available to the general public and are now offered in 41 states and the District of Columbia. We expect them to be approved in most other states by the end of 2002.*

     Inside, you will find an overview of 2001 results from Martin Leibowitz, our chief investment officer, as well as detailed reports on each of the five SPIA equity accounts. Having launched these accounts in the midst of a two-year decline in domestic and foreign stock markets, we are well aware of the concerns of our own investors, and of equity investors everywhere. As this report makes clear, however, the equity portfolios generally performed in line with the overall market trends for each of their objectives.

     Throughout this turbulent period, the SPIA Fixed Account has served as a haven for both new and existing investors, and as a means of diversifying savings. Much of the new SPIA investments have gone into the Fixed Account, which guarantees annuity payments, backed by TIAA-CREF Life's claims-paying ability. Used in combination with the equity accounts, the Fixed Account enables investors to achieve a balance between safety and opportunity that suits their long-term goals.

     Another feature you can rely on from SPIAs is exceptionally low expenses. Total annual expenses (including mortality and expense charges and the fees of the underlying TIAA-CREF Life Funds) range from 0.37 to 0.59 percent, after waivers. The industry average for variable annuities is 2.18 percent.** Unlike many other after-tax annuities, SPIAs have no surrender charges, transaction fees, or hidden costs.

     Our goal is to provide SPIA investors with a well-managed, low-cost vehicle for setting up a lifetime or fixed-period payment plan for retirement or other needs. In both turbulent and stable markets, we will maintain consistent and carefully executed investment approaches on all SPIA portfolios.



/s/ MARTIN E. GALT, III
--------------------------
Martin E. Galt, III

PRESIDENT
TIAA-CREF INVESTMENT PRODUCTS





* The states where approval is pending: Kentucky, Louisiana, Maine, New Hampshire, New Jersey, New Mexico, Oregon, and Tennessee.

** Source: Morningstar Principia Pro for Variable Annuities / Life database as of December 31, 2001, tracking 12,548 variable annuity subaccounts.

--------------------------------------------------------------------------------
FROM THE VICE CHAIRMAN
--------------------------------------------------------------------------------


-----------------
|               |
|               |
|               |
|[PHOTO OMITTED]|
|               | MARTIN L. LEIBOWITZ
|               |
|               | VICE CHAIRMAN AND
|               | CHIEF INVESTMENT
----------------- OFFICER

The economic slowdown that began late in 2000 continued during 2001. Comparing the fourth quarter of 2001 with that of 2000, real gross domestic product in the United States grew by just 0.1 percent, the lowest rate since 1991. The most recent data shows the euro area growing slowly and the Japanese economy in contraction.

     Against this backdrop of lackluster growth, the terrorist attacks on September 11 provoked the largest quarterly drop in the S&P 500 stock index since 1987. Despite a year-end rally, the index was down 11.89 percent for 2001. Foreign markets fared even worse, producing an overall worldwide decline of
16.75 percent, as measured by the Morgan Stanley World Index.

     Government in the United States took active steps intended to reignite economic growth. The Federal Reserve cut short-term interest rates 11 times during the year, producing the lowest rates in 40 years. In addition, Congress passed an immediate reduction in income taxes designed to stimulate spending. Whether these would be enough to offset the effects of higher rates of unemployment and decreased corporate spending remained to be seen at year's end.

     The TIAA-CREF Life Funds are fully invested in equities and thus participated in the decline of stock prices. The Stock Index Fund closely tracked its benchmark; the other funds lagged their indexes, primarily because of stock selections in the technology sector. The following report provides detailed commentaries on each fund's performance and a list of each fund's holdings as of December 31, 2001.

     We have been using a group of indexes compiled by Lipper Analytical Services, Inc. to show how the TIAA-CREF Life Funds perform in comparison to the average returns of funds with similar investment objectives. Beginning with 2002 performance information, we will instead use the relevant indexes of Morningstar, Inc. to represent the performance of our peer groups. We are making this change because we believe that Morningstar's fund categories more accurately and consistently match our funds and because Morningstar's rating system is the most widely known among investors. The benchmarks of the accounts, as stated in the prospectus, remain unchanged.

     While no one can predict future investment returns, we continue to watch for emerging opportunities and will work hard to make the most of them. Our low expenses meanwhile give investors an edge in any investment environment.



/s/ MARTIN L. LEIBOWITZ

Martin L. Leibowitz

VICE CHAIRMAN AND
CHIEF INVESTMENT OFFICER


2 Single Premium Immediate Annuities 2001 ANNUAL REPORT

--------------------------------------------------------------------------------
TIAA-CREF LIFE FUNDS
STOCK INDEX FUND
--------------------------------------------------------------------------------


Investment Objective

The Stock Index Fund seeks to achieve favorable long-term returns from a diversified portfolio selected to track the overall market for common stocks publicly traded in the U.S., as represented by a broad stock market index.


Portfolio Profile

o    Benchmarked to the Russell 3000(R) Index.

o Uses a sampling approach to create a portfolio that closely matches the investment characteristics of the Russell 3000 Index without actually investing in all 3,000 stocks in the index.


Performance in 2001

The Stock Index Fund posted a return of -11.44 percent for 2001, closely tracking the -11.46 percent return of its benchmark, the Russell 3000 Index. By definition, the index does not factor in any charge for expenses.

     The broad domestic stock market that the Stock Index Fund seeks to track had a volatile year. The slowdown in the U.S. economy, officially in recession by March, along with higher energy prices and weakness in the technology sector, caused stocks to continue the decline that began in mid-2000; the Russell 3000 fell 12.15 percent in the first quarter. However, sparked by the first in a series of 11 interest rate cuts begun in January by the Federal Reserve, and bolstered by federal tax cuts and resilient consumer spending, the Russell 3000 rose 6.88 percent in the second quarter.

     Stock prices slid during the summer as the recession deepened, and the horrific events of September 11 caused a major sell-off; the Russell's 15.62-percent drop in the third quarter represented its worst quarterly loss since 1987. Yet the combination of falling interest rates, lower energy costs, and indicators suggesting an economic recovery in 2002 led stocks to rebound strongly by year-end, with the Russell 3000 up 11.76 percent in the fourth quarter.

     Index portfolios, which seek to match the risk/return profile of the market, generally performed accordingly, with differences resulting from slight deviations between a fund's holdings and those of its benchmark, the size of the fund's cash holdings, or both.

$10,000 over Life of Fund

                   [GRAPH OMITTED]

                     Stock Index      Russell 3000(R)
Date                    Fund              Index
----                    ----              -----
Jan 99                 10000              10000
Jan 99                 10380              10340
Feb 99                 10035               9973
Mar 99                 10392              10339
Apr 99                 10845              10806
May 99                 10626              10601
Jun 99                 11175              11136
Jul 99                 10848              10799
Aug 99                 10741              10676
Sep 99                 10461              10403
Oct 99                 11098              11056
Nov 99                 11401              11365
Dec 99                 12120              12090
Jan 00                 11629              11616
Feb 00                 11730              11724
Mar 00                 12630              12643
Apr 00                 12205              12197
May 00                 11874              11854
Jun 00                 12221              12205
Jul 00                 12010              11990
Aug 00                 12910              12879
Sep 00                 12318              12296
Oct 00                 12159              12121
Nov 00                 11044              11003
Dec 00                 11226              11188
Jan-2001               11607              11571
Feb-2001               10551              10514
Mar-2001                9868               9828
Apr-2001               10651              10617
May-2001               10735              10702
Jun-2001               10539              10505
Jul-2001               10370              10332
Aug-2001                9759               9722
Sep-2001                8899               8864
Oct-2001                9104               9070
Nov-2001                9803               9769
Dec-2001                9941               9906


Ten Largest Holdings as of 12/31/2001

--------------------------------------------------------------------------------
                                             Percent of
Company                                      Net Assets        Market Value
--------------------------------------------------------------------------------
General Electric Co                             3.47            $3,281,213
Microsoft Corp                                  2.53             2,388,114
Exxon Mobil Corp                                2.35             2,216,992
Citigroup, Inc                                  2.26             2,139,544
Pfizer, Inc                                     2.19             2,070,008
Intel Corp                                      1.84             1,739,468
International Business Machines Corp            1.82             1,722,954
American International Group, Inc               1.59             1,498,516
Johnson & Johnson                               1.58             1,494,344
Wal-Mart Stores, Inc                            1.39             1,314,039



Performance at a Glance as of 12/31/2001

------------------------------------------------------------------------------------------------------------------------------------
                                 Average Annual
                          Compound Rates of Total Return(1)  Cumulative Rates of Total Return(1)                      Net Assets
                           one year   since inception(2)        one year   since inception(2)     Annual Expenses   (in millions)
------------------------------------------------------------------------------------------------------------------------------------
STOCK INDEX FUND            -11.44%         -0.20%               -11.44%         -0.59%                 0.07%(3)        $94.52
Russell 3000(R) Index(4)    -11.46          -0.31                -11.46          -0.94                    --               --


1    Past performance shouldn't be taken as a guarantee of the same future rates of return from the Stock Index Fund. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

2    Inception date of the Stock Index Fund was 1/4/1999.

3    Although Teachers Advisors, Inc. (Advisors), the Stock Index Fund's investment advisor, is entitled to an annual fee of 0.30%
     of the fund's average daily net assets, it has voluntarily agreed to waive a portion of its fee. The waiver is contractual and is guaranteed until July 1, 2006.

4    Russell 3000(R) Index (Russell 3000 is a trademark and a service mark of the Frank Russell Company).


                                                                             2001 Annual Report TIAA-CREF Personal Annuity Select  3

--------------------------------------------------------------------------------
TIAA-CREF LIFE FUNDS
GROWTH EQUITY FUND
--------------------------------------------------------------------------------


Investment Objective

The Growth Equity Fund seeks a favorable long-term return, mainly through capital appreciation, primarily from a diversified portfolio of common stocks that present the opportunity for exceptional growth.


Portfolio Profile

o Employs TIAA-CREF's Dual Investment Management Strategy.(SM) The Enhanced Index portion aims to exceed the fund's benchmark, the Russell 3000(R) Growth Index, with low relative volatility. The actively managed Stock Selection portion (approximately 56.3 percent as of 12/31/01) is concentrated in stocks of rapidly growing companies.

o Actively selects international stocks not in the benchmark as opportunities arise.


Performance in 2001

The Growth Equity Fund posted a return of -22.81 percent for 2001, compared with the -19.63 percent return of its benchmark, the Russell 3000 Growth Index, and the -17.98 percent average return of similar funds, as measured by the Lipper Growth Fund Index.

     The fund's return differed from that of the benchmark because of performance within the Stock Selection segment, primarily during the first quarter of the year.

     Positive contributions were generated by overweight holdings, relative to the benchmark, in the healthcare and financial services sectors. These included Cardinal Health, Tenet Healthcare, and Citigroup, Inc. The account also benefited from stock selection in the utilities and telecommunications sectors, and, in particular, from an overweight position in the wireless telecommunications company Sprint PCS Group.

     Negative factors, however, had a greater effect on the year's return relative to the benchmark's. Chief among them were an overweight position in technology and stock selection within the technology sector. In particular, overweight holdings in EMC Corporation, Oracle Corporation, and Ciena Corporation detracted from relative performance. An underweight position in IBM also adversely affected returns. In other sectors, an overweight in AOL Time Warner detracted from performance.


$10,000 over Life of Fund

                                [GRAPH OMITTED]


                    Growth Equity     Russell 3000(R)    Lipper Growth
Date                    Fund           Growth Index        Fund Index
----                -------------    ----------------    -------------
Apr 00                 10000              10000              10000
Apr 00                  9576               9486               9500
May 00                  9022               8984               9081
Jun 00                  9752               9697               9583
Jul 00                  9308               9263               9370
Aug 00                 10233              10110              10070
Sep 00                  9240               9184               9455
Oct 00                  8819               8728               9189
Nov 00                  7482               7421               8207
Dec 00                  7271               7231               8306
Jan 2001                7738               7736               8523
Feb 2001                6359               6441               7535
Mar 2001                5628               5748               6942
Apr 2001                6359               6474               7593
May 2001                6283               6396               7584
Jun 2001                6145               6273               7427
Jul 2001                5953               6090               7222
Aug 2001                5428               5600               6718
Sep 2001                4850               5018               5992
Oct 2001                5110               5295               6216
Nov 2001                5628               5799               6746
Dec 2001                5612               5812               6812


Ten Largest Holdings as of 12/31/2001

--------------------------------------------------------------------------------
                                             Percent of
Company                                      Net Assets        Market Value
--------------------------------------------------------------------------------
General Electric Co                             6.65            $3,493,585
Microsoft Corp                                  5.10             2,676,500
Pfizer, Inc                                     4.89             2,566,340
Intel Corp                                      3.59             1,883,855
Wal-Mart Stores, Inc                            2.95             1,548,095
Home Depot, Inc                                 2.56             1,346,664
AOL Time Warner, Inc                            2.54             1,332,150
Cisco Systems, Inc                              2.38             1,250,477
American International Group, Inc               2.37             1,246,580
Johnson & Johnson                               2.09             1,096,837



Performance at a Glance as of 12/31/2001

------------------------------------------------------------------------------------------------------------------------------------
                                 Average Annual
                          Compound Rates of Total Return(1)    Cumulative Rates of Total Return(1)                    Net Assets
                              1 year   since inception(2)          1 year   since inception(2)     Annual Expenses   (in millions)
------------------------------------------------------------------------------------------------------------------------------------
GROWTH EQUITY FUNDS          -22.81%         -28.14%              -22.81%         -43.88%               0.25%(3)        $52.52
Russell 3000(R) Growth
  Index(4)                   -19.63          -26.69               -19.63          -41.88                  --               --
Lipper Growth Fund Index     -17.98          -19.69               -17.98          -31.86                  --               --

1    Past performance shouldn't be taken as a guarantee of the same future rates of return from the Growth Equity Fund. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

2    Inception date of the Growth Equity Fund was 4/3/2000.

3    Although Teachers Advisors, Inc. (Advisors), the Growth Equity Fund's investment advisor, is entitled to an annual fee of 0.46%
     of the fund's average daily net assets, it has voluntarily agreed to waive a portion of its fee. The waiver is contractual and is guaranteed until July 1, 2006.

4    Russell 3000(R) Growth Index (Russell 3000 is a trademark and a service mark of the Frank Russell Company).


4 TIAA-CREF Personal Annuity Select 2001 Annual Report

--------------------------------------------------------------------------------
TIAA-CREF LIFE FUNDS
GROWTH & INCOME FUND
--------------------------------------------------------------------------------

Investment Objective

The Growth & Income Fund seeks a favorable long-term return through capital appreciation and investment income.

Portfolio Profile

o Employs TIAA-CREF's Dual Investment Management Strategy.(SM) The Enhanced Index portion aims to exceed the fund's benchmark, the S&P 500(R) Index, with low relative volatility. The actively managed Stock Selection portion (approximately 61.4 percent as of 12/31/01) buys stocks believed to be attractively priced, that show growth potential, and that offer a stream of income.

o Occasionally acquires stocks of foreign-based companies not in the benchmark.

Performance in 2001

The Growth & Income Fund posted a return of -13.13 percent for 2001, compared with the -11.89 percent return of its benchmark, the S&P 500 Index, and the -7.42 percent average return of similar funds, as measured by the Lipper Growth and Income Fund Index.

     The fund's performance, relative to the benchmark, benefited from overweight holdings in consumer noncyclical companies, such as home improvement chain Home Depot, and in diversified conglomerate Tyco International Ltd. (Our holding of Tyco, however, was reduced during the year.) Performance was also helped by a late-year rebound among key technology issues. A lack of actively managed holdings in Enron Corporation, which filed for bankruptcy during the fourth quarter, also contributed to relative performance.

     These positive contributions were more than offset, however, by overweight positions among such technology and telecommunications firms as data storage company EMC Corporation and Level 3 Communications, which supplies fiber-optics networks. These and other individual stock selections proved vulnerable to the increasing weakness of the economy throughout the year, resulting in a lower overall return than that of the S&P 500.

$10,000 over Life of Fund
                                 [GRAPH OMITTED]
                                                         Lipper Growth
                                                               &
                   Growth & Income       S&P 500(R)       Income Fund
Date                    Fund              Index              Index
----               ---------------      --------         -------------
Apr 00                 10000              10000              10000
Apr 00                  9713               9699               9822
May 00                  9504               9500               9786
Jun 00                  9765               9734               9748
Jul 00                  9661               9582               9713
Aug 00                 10287              10177              10318
Sep 00                  9713               9640              10035
Oct 00                  9653               9599              10064
Nov 00                  8844               8842               9512
Dec 00                  8897               8886               9872
Jan 2001                9195               9201              10071
Feb 2001                8331               8362               9528
Mar 2001                7753               7832               9096
Apr 2001                8353               8441               9704
May 2001                8410               8498               9828
Jun 2001                8176               8291               9589
Jul 2001                8082               8209               9504
Aug 2001                7557               7695               9066
Sep 2001                6983               7074               8337
Oct 2001                7130               7209               8443
Nov 2001                7659               7762               8992
Dec 2001                7728               7830               9139


TEN LARGEST HOLDINGS AS OF 12/31/2001
--------------------------------------------------------------------------------
                                             Percent of
Company                                      Net Assets        Market Value
--------------------------------------------------------------------------------
Microsoft Corp                                  4.08            $2,539,628
General Electric Co                             3.98             2,482,034
Exxon Mobil Corp                                3.05             1,902,356
Citigroup, Inc                                  2.78             1,730,555
American International Group, Inc               2.63             1,638,498
Wal-Mart Stores, Inc                            2.62             1,633,845
Pfizer, Inc                                     2.53             1,573,836
Intel Corp                                      2.13             1,327,599
International Business Machines Corp            2.08             1,293,062
Home Depot, Inc                                 2.07             1,290,196


Performance at a Glance as of 12/31/2001
------------------------------------------------------------------------------------------------------------------------------------
                                 Average Annual
                          Compound Rates of Total Return(1)  Cumulative Rates of Total Return(1)                     Net Assets
                             1 year   since inception(2)          1 year   since inception(2)     Annual Expenses   (in millions)
------------------------------------------------------------------------------------------------------------------------------------
GROWTH & INCOME FUND         -13.13%         -13.71%              -13.13%         -22.72%               0.23%(3)        $62.31
S&P 500(R) Index             -11.89          -13.06               -11.89          -21.70                  --               --
Lipper Growth & Income
  Fund Index                  -7.42           -5.01                -7.42           -8.60                  --               --

1    Past performance shouldn't be taken as a guarantee of the same future rates of return from the Growth & Income Fund. Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

2    Inception date of the Growth & Income Fund was 4/3/2000.

3    Although Teachers Advisors, Inc. (Advisors), the Growth & Income Fund's investment advisor, is entitled to an annual fee of
     0.44% of the fund's average daily net assets, it has voluntarily agreed to waive a portion of its fee. The waiver is contractual and is guaranteed until July 1, 2006.


                                                                              2001 Annual Report TIAA-CREF Personal Annuity Select 5

--------------------------------------------------------------------------------
TIAA-CREF LIFE FUNDS
INTERNATIONAL EQUITY FUND
--------------------------------------------------------------------------------


Investment Objective

The International Equity Fund seeks favorable long-term returns, mainly through capital appreciation.




Portfolio Profile

o Employs TIAA-CREF's Dual Investment Management Strategy(SM) to achieve favorable returns on international equities. The Enhanced Index portion of the fund aims to exceed the fund's benchmark, the Morgan Stanley Europe, Australasia, Far East (EAFE) Index, with low relative volatility. The actively managed Stock Selection portion (approximately 46.2 percent as of 12/31/01) is composed of stocks of companies that we believe have strong management and excellent growth prospects.

o Investments in foreign securities are subject to special risks, including erratic market conditions, economic and political instability, and fluctuations in currency exchange rates.

Performance in 2001

The International Equity Fund posted a return of -23.81 percent for 2001, compared with the -21.55 percent return of its benchmark, the Morgan Stanley EAFE Index, and the -19.33 percent average return for similar funds, as measured by the Lipper International Fund Index.

     The fund's return differed from that of its benchmark chiefly because of individual stock selections in the European region. Performance was adversely affected by overweight holdings, compared with those of the benchmark, in such technology names as British communications equipment maker Spirent Plc, German chipmaker Infineon Technologies AG, and Finnish phone maker Nokia. Stock selection in the Asia-Pacific region detracted slightly from relative performance.

     The fund's losses were tempered somewhat by well-performing overweight positions in consumer noncyclicals such as British Sky Broadcasting and Dutch conglomerate Unilever NV. Performance was also helped by a fourth-quarter recovery in European technology, telecom and media firms such as Dutch semiconductor giant ASM International NV and U.K.-based mobile phone leader Vodaphone.

$10,000 over Life of Fund

                                [GRAPH OMITTED]
                                                            Lipper
                   International      Morgan Stanley     International
                    Equity Fund         EAFE Index         Fund Index
                   -------------      --------------     -------------
Apr 00                 10000              10000              10000
Apr 00                  9092               9474               9366
May 00                  8508               9242               9108
Jun 00                  8938               9604               9530
Jul 00                  8477               9201               9221
Aug 00                  8706               9281               9377
Sep 00                  8135               8829               8831
Oct 00                  7850               8621               8530
Nov 00                  7293               8297               8170
Dec 00                  7576               8592               8475
Jan 2001                7501               8595               8525
Feb 2001                6851               7953               7927
Mar 2001                6391               7412               7369
Apr 2001                6798               7921               7817
May 2001                6559               7628               7628
Jun 2001                6276               7315               7413
Jul 2001                6148               7136               7220
Aug 2001                5989               6971               7075
Sep 2001                5370               6293               6304
Oct 2001                5574               6471               6475
Nov 2001                5724               6675               6716
Dec 2001                5772               6720               6836


Ten Largest Holdings as of 12/31/2001

--------------------------------------------------------------------------------
                                             Percent of
Company                                      Net Assets        Market Value
--------------------------------------------------------------------------------
Vodafone Group Plc                              2.76             $967,525
BP Plc                                          2.71              948,075
GlaxoSmithKline Plc                             2.41              845,155
Nokia Oyj                                       2.05              717,007
Royal Dutch Petroleum Co                        1.67              583,779
Novartis AG                                     1.61              562,200
HSBC Holdings Plc                               1.60              558,549
Nestle S.A.                                     1.52              532,823
Total Fina Elf S.A.                             1.47              516,278
AstraZeneca Plc                                 1.27              444,706



Performance at a Glance as of 12/31/2001

------------------------------------------------------------------------------------------------------------------------------------
                                 Average Annual
                          Compound Rates of Total Return(1)  Cumulative Rates of Total Return(1)                     Net Assets
                           one year   since inception(2)        one year   since inception(2)     Annual Expenses   (in millions)
------------------------------------------------------------------------------------------------------------------------------------
INTERNATIONAL EQUITY FUND    -23.81%         -26.98%              -23.81%         -42.28%               0.29%(3)        $35.01
Morgan Stanley EAFE Index    -21.55          -20.20               -21.55          -32.60                  --               --
Lipper International Fund
  Index                      -19.33          -19.53               -19.33          -31.63                  --               --

1    Past performance shouldn't be taken as a guarantee of the same future rates of return from the International Equity Fund.
     Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

2    Inception date of the International Equity Fund was 4/3/2000.

3    Although Teachers Advisors, Inc. (Advisors), the International Equity Fund's investment advisor, is entitled to an annual fee of 0.53% of the fund's average daily net assets, it has voluntarily agreed to waive a portion of its fee. The waiver is contractual and is guaranteed until July 1, 2006.



6 TIAA-CREF Personal Annuity Select 2001 Annual Report

--------------------------------------------------------------------------------
TIAA-CREF LIFE FUNDS
SOCIAL CHOICE EQUITY FUND
--------------------------------------------------------------------------------


Investment Objective

The Social Choice Equity Fund seeks favorable long-term returns that track the investment performance of the U.S. stock market while giving special consideration to certain social criteria.


Portfolio Profile

o Invests primarily in a diversified set of common stocks. The fund attempts to track the return of the S&P(R) 500 Index while investing in companies that pass the fund's social criteria screens.

o Current social criteria preclude investing in companies that do damage to the natural environment, have significant business in weapons production, have a substantial involvement in gaming or gambling operations, produce nuclear energy, or produce or market alcohol or tobacco products. Also excludes stocks of U.S. firms with operations in Northern Ireland that have not adopted the MacBride Principles or the Fair Employment Act of 1989 (Northern Ireland).


Performance in 2001

The Social Choice Equity Fund posted a return of -12.72 percent, compared with -11.89 percent for its benchmark, the S&P 500 Index, and the -7.42 percent average return of similar funds, as measured by the Lipper Growth & Income Fund Index. Neither the benchmark nor the Lipper Index have social criteria screens.

     During 2001, the fund benefited from the effects of its social screens, which prevented ownership of the shares of AES Corporation, Boeing, and General Electric. These companies fail the fund's environmental, defense, and nuclear-power screens, respectively. In addition, performance relative to the benchmark was helped by the fund's not owning technology stocks such as Applied Micro Circuits Corporation, while having overweight holdings in companies such as Johnson & Johnson, Murphy Oil Corporation, and Bank of America. Performance was adversely affected by overweight positions in utility and energy companies such as Enron Corporation and Halliburton Company. Other detractions from performance resulted from not owning Philip Morris, Abbott Laboratories, and Tyco International, which fail the account's tobacco, environmental, and military screens, respectively.

$10,000 over Life of Fund

                                [GRAPH OMITTED]
                                                         Lipper Growth
                                                               &
                   Social Choice         S&P 500(R)       Income Fund
                    Equity Fund           Index              Index
                   -------------         -------          ------------
Apr 00                 10000              10000              10000
Apr 00                  9727               9699               9822
May 00                  9584               9500               9786
Jun 00                  9843               9734               9748
Jul 00                  9723               9582               9713
Aug 00                 10258              10177              10318
Sep 00                  9723               9640              10035
Oct 00                  9656               9599              10064
Nov 00                  8944               8842               9512
Dec 00                  9098               8886               9872
Jan 2001                9384               9201              10071
Feb 2001                8497               8362               9528
Mar 2001                7990               7832               9096
Apr 2001                8523               8441               9704
May 2001                8558               8498               9828
Jun 2001                8325               8291               9589
Jul 2001                8299               8209               9504
Aug 2001                7804               7695               9066
Sep 2001                7221               7074               8337
Oct 2001                7370               7209               8443
Nov 2001                7884               7762               8992
Dec 2001                7941               7830               9139


Ten Largest Holdings as of 12/31/2001

--------------------------------------------------------------------------------
                                             Percent of
Company                                      Net Assets        Market Value
--------------------------------------------------------------------------------
Microsoft Corp                                  3.58             $907,625
Citigroup, Inc                                  2.89              731,657
Wal-Mart Stores, Inc                            2.62              663,897
Pfizer, Inc                                     2.60              659,597
American International Group, Inc               2.55              645,363
International Business Machines Corp            2.35              595,244
Johnson & Johnson                               2.27              574,157
Intel Corp                                      2.26              572,390
Merck & Co, Inc                                 1.69              428,476
Coca-Cola Co                                    1.50              379,039



Performance at a Glance as of 12/31/2001

------------------------------------------------------------------------------------------------------------------------------------
                                 Average Annual
                          Compound Rates of Total Return(1)  Cumulative Rates of Total Return(1)                     Net Assets
                           one year   since inception(2)        one year   since inception(2)     Annual Expenses   (in millions)
------------------------------------------------------------------------------------------------------------------------------------
SOCIAL CHOICE EQUITY FUND    -12.72%         -12.36%              -12.72%         -20.59%               0.18%(3)        $25.33
S&P 500(R) Index             -11.89          -13.06               -11.89          -21.70                  --               --
Lipper Growth & Income
  Fund Index                  -7.42           -5.01                -7.42           -8.60                  --               --

1    Past performance shouldn't be taken as a guarantee of the same future rates of return from the Social Choice Equity Fund.
     Future returns will fluctuate, as will the value of investment principal. The shares you own may be worth more or less than their original value upon redemption.

2    Inception date of the Social Choice Equity Fund was 4/3/2000.

3    Although Teachers Advisors, Inc. (Advisors), the Social Choice Equity Fund's investment advisor, is entitled to an annual fee of 0.39% of the fund's average daily net assets, it has voluntarily agreed to waive a portion of its fee. The waiver is contractual and is guaranteed until July 1, 2006.


                                                                              2001 Annual Report TIAA-CREF Personal Annuity Select 7

         Statement of Investments    --    STOCK INDEX FUND    --    December 31, 2001
----------------------------------------------------------------------------------------------

        SHARES                                                                        VALUE
      ----------                                                                   -----------
COMMON STOCK--99.45%
AEROSPACE AND DEFENSE--1.02%
            200       AAR CORP..................................................   $     1,802
            225     * ALLIANT TECHSYSTEMS, INC..................................        17,370
            100     * ARMOR HOLDINGS, INC.......................................         2,699
            138     * AVIALL, INC...............................................         1,042
          6,572       BOEING CO.................................................       254,862
             89     * DRS TECHNOLOGIES, INC.....................................         3,173
          1,838     * ECHOSTAR COMMUNICATIONS CORP (CLASS A)....................        50,490
             49       ENGINEERED SUPPORT SYSTEMS, INC...........................         1,676
          1,605       GENERAL DYNAMICS CORP.....................................       127,822
          7,162     * GENERAL MOTORS CORP (CLASS H).............................       110,653
            100       HEICO CORP................................................         1,507
             10       HEICO CORP (CLASS A)......................................           135
            100     * HEXCEL CORP...............................................           308
            100     * INNOVATIVE SOLUTIONS & SUPPORT, INC.......................           777
            200       KAMAN CORP (CLASS A)......................................         3,120
            100     * LADISH CO, INC............................................         1,092
          2,972       LOCKHEED MARTIN CORP......................................       138,703
            100     * MOOG, INC (CLASS A).......................................         2,180
            776       NORTHROP GRUMMAN CORP.....................................        78,229
            300     * ORBITAL SCIENCES CORP.....................................         1,239
            200     * PANAMSAT CORP.............................................         4,376
            400     * PEGASUS COMMUNICATIONS CORP...............................         4,164
            891       PERKINELMER, INC..........................................        31,203
            400       PRECISION CASTPARTS CORP..................................        11,300
          2,973       RAYTHEON CO...............................................        96,533
            335     * REMEC, INC................................................         3,347
            100     * SEQUA CORP (CLASS A)......................................         4,752
            185     * TELEDYNE TECHNOLOGIES, INC................................         3,014
            140     * TRIUMPH GROUP, INC........................................         4,550
            100     * VIASAT, INC...............................................         1,560
                                                                                   -----------
                      TOTAL AEROSPACE AND DEFENSE...............................       963,678
                                                                                   -----------
BASIC INDUSTRIES--3.67%
          1,800       AIR PRODUCTS & CHEMICALS, INC.............................        84,438
            500     * AIRGAS, INC...............................................         7,560
            700     * AK STEEL HOLDING CORP.....................................         7,966
            100       ALBANY INTERNATIONAL CORP (CLASS A).......................         2,170
            200       ALBEMARLE CORP............................................         4,800
          7,009       ALCOA, INC................................................       249,170
            600       ALLEGHENY TECHNOLOGIES, INC...............................        10,050
            200       AMCOL INTERNATIONAL CORP..................................         1,440
            545     * AMERICAN STANDARD COS, INC................................        37,185
             40       AMERICAN WOODMARK CORP....................................         2,150
             27       AMERON INTERNATIONAL CORP.................................         1,868
            300       APTARGROUP, INC...........................................        10,509
            200       ARCH CHEMICALS, INC.......................................         4,640
            272       ARCH COAL, INC............................................         6,174
            300     * ARMSTRONG HOLDINGS, INC...................................         1,023
            830       AVERY DENNISON CORP.......................................        46,920
            200       BALL CORP.................................................        14,140
          1,060       BARRICK GOLD CORP (U.S.)..................................        16,907
            373       BEMIS CO..................................................        18,344
          1,000    b* BETHLEHEM STEEL CORP......................................           450
            700       BLACK & DECKER CORP.......................................        26,411
            363       BOISE CASCADE CORP........................................        12,346
            370       BOWATER, INC..............................................        17,649
            100     * BRUSH ENGINEERED MATERIALS, INC...........................         1,424
            200     * BUCKEYE TECHNOLOGIES, INC.................................         2,300
            100     * BUILDING MATERIALS HOLDING CORP...........................         1,085
            600       CABOT CORP................................................        21,420
            268     * CABOT MICROELECTRONICS CORP...............................        21,239
            300       CALGON CARBON CORP........................................         2,505
            172       CAMBREX CORP..............................................         7,499
            200       CARAUSTAR INDUSTRIES, INC.................................         1,386
            200       CARLISLE COS, INC.........................................         7,396
            200       CARPENTER TECHNOLOGY CORP.................................         5,324
            100       CENTEX CONSTRUCTION PRODUCTS, INC.........................         3,205


        SHARES                                                                        VALUE
      ----------                                                                   -----------
            544       CENTEX CORP...............................................   $    31,057
            100       CENTURY ALUMINUM CO.......................................         1,336
            400     * CHAMPION ENTERPRISES, INC.................................         4,924
            100       CHEMED CORP...............................................         3,390
            100       CHEMFIRST, INC............................................         2,397
            100       CHESAPEAKE CORP...........................................         2,781
            200       CLARCOR, INC..............................................         5,430
            800       CLAYTON HOMES, INC........................................        13,680
            100       CLEVELAND-CLIFFS, INC.....................................         1,830
          1,000     * COLLINS & AIKMAN CORP.....................................         7,700
            100       COMMERCIAL METALS CO......................................         3,498
            200       CONSOL ENERGY, INC........................................         4,968
            205     * CORVAS INTERNATIONAL, INC.................................         1,343
            900       CROMPTON CORP.............................................         8,100
            149       CROSSMANN COMMUNITIES, INC................................         4,917
          1,000     * CROWN CORK & SEAL CO, INC.................................         2,540
            300     * CYTEC INDUSTRIES, INC.....................................         8,100
            462       D.R. HORTON, INC..........................................        14,997
            400     * DAL-TILE INTERNATIONAL, INC...............................         9,300
            100       DELTIC TIMBER CORP........................................         2,740
            200     * DIONEX CORP...............................................         5,102
          7,356       DOW CHEMICAL CO...........................................       248,486
          8,613       DU PONT (E.I.) DE NEMOURS & CO............................       366,139
            400     * EARTHSHELL CORP...........................................           800
            600       EASTMAN CHEMICAL CO.......................................        23,412
          1,106       ECOLAB, INC...............................................        44,517
            100       ELCOR CORP................................................         2,779
            100     * EMCOR GROUP, INC..........................................         4,540
            525     * ENCOMPASS SERVICES CORP...................................         1,523
            100     * ENCORE WIRE CORP..........................................         1,210
            100     * ENERGY CONVERSION DEVICES, INC............................         1,897
          1,100       ENGELHARD CORP............................................        30,448
            252       FERRO CORP................................................         6,502
            300     * FLEETWOOD ENTERPRISES, INC................................         3,399
            350       FLORIDA ROCK INDUSTRIES, INC..............................        12,803
            700       FLUOR CORP (NEW)..........................................        26,180
            177     * FMC CORP..................................................        10,532
            100     * FOAMEX INTERNATIONAL, INC.................................           810
            610     * FREEPORT-MCMORAN COPPER & GOLD, INC (CLASS A).............         8,168
            100     * GENTEK, INC...............................................           171
            200       GEORGIA GULF CORP.........................................         3,700
          1,917       GEORGIA-PACIFIC CORP (GEORGIA-PACIFIC GROUP)..............        52,928
             97       GLATFELTER................................................         1,511
            839       GOODRICH CORP.............................................        22,334
            235       GRANITE CONSTRUCTION, INC.................................         5,659
            300       GREAT LAKES CHEMICAL CORP.................................         7,284
            100       GREIF BROTHERS CORP (CLASS A).............................         3,295
            200       H.B. FULLER CO............................................         5,754
            900     * HERCULES, INC.............................................         9,000
             99     * HOVNANIAN ENTERPRISES, INC (CLASS A)......................         2,107
            900       IMC GLOBAL, INC...........................................        11,700
            200     * INSITUFORM TECHNOLOGIES, INC (CLASS A)....................         5,116
            200     * INTEGRATED ELECTRICAL SERVICES, INC.......................         1,024
          4,020       INTERNATIONAL PAPER CO....................................       162,207
            100     * INTERNATIONAL SPECIALTY PRODUCTS, INC.....................           895
            100       INTERPOOL, INC............................................         1,925
            100     * IVEX PACKAGING CORP.......................................         1,900
            200     * JACOBS ENGINEERING GROUP, INC.............................        13,200
            200     * KAISER ALUMINUM CORP......................................           324
            264       KB HOME...................................................        10,586
          4,288       KIMBERLY-CLARK CORP.......................................       256,422
            300       LAFARGE NORTH AMERICA, INC................................        11,271
            388       LENNAR CORP...............................................        18,166
            300       LENNOX INTERNATIONAL, INC.................................         2,910
            200     * LONE STAR TECHNOLOGIES, INC...............................         3,520
            400       LONGVIEW FIBRE CO.........................................         4,724
            900     * LOUISIANA-PACIFIC CORP....................................         7,596
            105       LSI INDUSTRIES, INC.......................................         1,827
            400       LUBRIZOL CORP.............................................        14,036


8  Single Premium Immediate Annuities 2001 ANNUAL REPORT     See Notes To Financial Statements

         Statement of Investments    --    STOCK INDEX FUND    --    December 31, 2001
----------------------------------------------------------------------------------------------

        SHARES                                                                        VALUE
      ----------                                                                   -----------
BASIC INDUSTRIES--(Continued)
            100     * LYDALL, INC...............................................   $     1,000
            896       LYONDELL CHEMICAL CO......................................        12,840
             44       M/I SCHOTTENSTEIN HOMES, INC..............................         2,190
            200       MACDERMID, INC............................................         3,390
            400       MARTIN MARIETTA MATERIALS, INC............................        18,640
          3,746       MASCO CORP................................................        91,777
            600       MASSEY ENERGY CO..........................................        12,438
            200     * MATTSON TECHNOLOGY, INC...................................         1,762
            275       MDC HOLDINGS, INC.........................................        10,392
            800       MEAD CORP.................................................        24,712
            500       MILLENNIUM CHEMICALS, INC.................................         6,300
            146       MINERALS TECHNOLOGIES, INC................................         6,809
            100     * MOBILE MINI, INC..........................................         3,912
            284       MONSANTO CO...............................................         9,599
            200     * MUELLER INDUSTRIES, INC...................................         6,650
            100     * NANOPHASE TECHNOLOGIES CORP...............................           589
            100     * NCI BUILDING SYSTEMS, INC.................................         1,770
          1,494       NEWMONT MINING CORP.......................................        28,550
            113       NL INDUSTRIES, INC........................................         1,726
            100     * NORTEK, INC...............................................         2,790
            100     * NS GROUP, INC.............................................           748
            600       NUCOR CORP................................................        31,776
             88     * NVR, INC..................................................        17,952
            300       OLIN CORP.................................................         4,842
            200       OM GROUP, INC.............................................        13,238
            300     * OMNOVA SOLUTIONS, INC.....................................         2,040
            200     * OREGON STEEL MILLS, INC...................................           990
            100     * OSMONICS, INC.............................................         1,402
          1,100     * OWENS-ILLINOIS, INC.......................................        10,989
            400     * PACKAGING CORP OF AMERICA.................................         7,260
          1,300     * PACTIV CORP...............................................        23,075
            100     * PALM HARBOR HOMES, INC....................................         2,395
            112       PEABODY ENERGY CORP.......................................         3,157
             89       PENN ENGINEERING & MANUFACTURING CORP.....................         1,491
             60       PENN VIRGINIA CORP........................................         2,046
            354       PENTAIR, INC..............................................        12,925
            100     * PENWEST PHARMACEUTICALS CO................................         2,005
            100     * PERINI CORP...............................................           700
            672     * PHELPS DODGE CORP.........................................        21,773
          1,322       PLUM CREEK TIMBER CO, INC.................................        37,479
            581       POLYONE CORP..............................................         5,694
            100       POPE & TALBOT, INC........................................         1,425
            200       POTLATCH CORP.............................................         5,864
          1,376       PPG INDUSTRIES, INC.......................................        71,167
          1,300       PRAXAIR, INC..............................................        71,825
            323       PULTE HOMES, INC..........................................        14,428
            100       QUAKER CHEMICAL CORP......................................         2,060
            100       QUANEX CORP...............................................         2,830
            200       RAYONIER, INC.............................................        10,094
            100       RELIANCE STEEL & ALUMINUM CO..............................         2,625
            100       ROANOKE ELECTRIC STEEL CORP...............................         1,380
            100       ROCK-TENN CO (CLASS A)....................................         1,440
          1,255       ROHM & HAAS CO............................................        43,461
            800       RPM, INC..................................................        11,568
            200     * RTI INTERNATIONAL METALS, INC.............................         1,990
            200       RYERSON TULL, INC.........................................         2,200
            100       RYLAND GROUP, INC.........................................         7,320
            223     * SCHULER HOMES, INC (CLASS A)..............................         4,427
            200       SCHULMAN (A.), INC........................................         2,730
            200     * SCICLONE PHARMACEUTICALS, INC.............................           600
            700     * SEALED AIR CORP...........................................        28,574
            300     * SHAW GROUP, INC...........................................         7,050
          1,100       SHERWIN-WILLIAMS CO.......................................        30,250
            600       SIGMA-ALDRICH CORP........................................        23,646
            100     * SIMPSON MANUFACTURING CO, INC.............................         5,730
            100       SKYLINE CORP..............................................         3,225
          1,388     * SMURFIT-STONE CONTAINER CORP..............................        22,166
            500       SNAP-ON, INC..............................................        16,830


        SHARES                                                                        VALUE
      ----------                                                                   -----------
            900       SOLUTIA, INC..............................................   $    12,618
            800       SONOCO PRODUCTS CO........................................        21,264
            113       SOUTHERN PERU COPPER CORP.................................         1,350
            100       SPARTECH CORP.............................................         2,055
            200       ST. JOE CO................................................         5,550
            200       STANDARD-PACIFIC CORP.....................................         4,864
            700       STANLEY WORKS.............................................        32,599
            188     * STEEL DYNAMICS, INC.......................................         2,183
            300     * STILLWATER MINING CO......................................         5,550
            400       TEMPLE-INLAND, INC........................................        22,692
            300     * TERRA INDUSTRIES, INC.....................................         1,050
            200       TEXAS INDUSTRIES, INC.....................................         7,380
            200     * TITANIUM METALS CORP......................................           798
            200     * TOLL BROTHERS, INC........................................         8,780
            124       TREDEGAR CORP.............................................         2,356
            100     * U.S. CONCRETE, INC........................................           660
            700       UNITED STATES STEEL CORP..................................        12,677
            100       UNIVERSAL FOREST PRODUCTS, INC............................         2,093
            100     * URS CORP..................................................         2,741
            700       USEC, INC.................................................         5,012
            300    b* USG CORP..................................................         1,716
            800       VULCAN MATERIALS CO.......................................        38,352
            200       WATSCO, INC...............................................         2,840
            400       WAUSAU-MOSINEE PAPER CORP.................................         4,840
            100       WD-40 CO..................................................         2,665
            200       WELLMAN, INC..............................................         3,098
            100       WEST PHARMACEUTICAL SERVICES, INC.........................         2,660
            678       WESTVACO CORP.............................................        19,289
          1,700       WEYERHAEUSER CO...........................................        91,936
            800       WILLAMETTE INDUSTRIES, INC................................        41,696
            100     * WOLVERINE TUBE, INC.......................................         1,135
            600       WORTHINGTON INDUSTRIES, INC...............................         8,520
            300       YORK INTERNATIONAL CORP...................................        11,439
                                                                                   -----------
                      TOTAL BASIC INDUSTRIES....................................     3,469,636
                                                                                   -----------
CONSUMER CYCLICAL--10.22%
            100     * 1-800 CONTACTS, INC.......................................         1,244
            202     * 99 CENTS ONLY STORES......................................         7,696
            100       AARON RENTS, INC..........................................         1,630
            700     * ABERCROMBIE & FITCH CO (CLASS A)..........................        18,571
            500     * ACCLAIM ENTERTAINMENT, INC................................         2,650
            100     * ACKERLEY GROUP, INC.......................................         1,750
            102     * ACTION PERFORMANCE COS, INC...............................         3,122
            300     * ACTV, INC.................................................           561
            717     * ADELPHIA COMMUNICATIONS CORP (CLASS A)....................        22,356
             25     * ADVANCE AUTO PARTS........................................         1,244
            100       ADVANCED MARKETING SERVICES, INC..........................         1,825
            108     * ALLIANCE GAMING CORP......................................         3,174
            100     * AMC ENTERTAINMENT, INC....................................         1,200
            100     * AMERCO....................................................         1,882
            100     * AMERICAN AXLE & MANUFACTURING HOLDINGS, INC...............         2,138
            368     * AMERICAN EAGLE OUTFITTERS, INC............................         9,631
            500     * AMERICAN GREETINGS CORP (CLASS A).........................         6,890
            200     * ANNTAYLOR STORES CORP.....................................         7,000
         35,116     * AOL TIME WARNER, INC......................................     1,127,224
            211       APOGEE ENTERPRISES, INC...................................         3,338
            720     * APOLLO GROUP, INC (CLASS A)...............................        32,407
             64     * APOLLO GROUP, INC (UNIVERSITY OF PHOENIX ONLINE)..........         2,086
            300       APPLEBEE'S INTERNATIONAL, INC.............................        10,260
            100       ARCTIC CAT, INC...........................................         1,700
            200     * ARGOSY GAMING CO..........................................         6,504
            500       ARVINMERITOR, INC.........................................         9,820
            800       AUTOLIV, INC..............................................        16,248
            300     * AZTAR CORP................................................         5,490
            200     * BALLY TOTAL FITNESS HOLDING CORP..........................         4,312
            100       BANDAG, INC...............................................         3,476
            100       BARNES GROUP, INC.........................................         2,399
            100       BASSETT FURNITURE INDUSTRIES, INC.........................         1,401
            100     * BEASLEY BROADCAST GROUP, INC (CLASS A)....................         1,301


 See Notes To Financial Statements    2001 ANNUAL REPORT Single Premium Immediate Annuities  9

         Statement of Investments    --    STOCK INDEX FUND    --    December 31, 2001
----------------------------------------------------------------------------------------------

        SHARES                                                                        VALUE
      ----------                                                                   -----------
CONSUMER CYCLICAL--(Continued)
          2,341     * BED BATH & BEYOND, INC....................................   $    79,360
            584       BELO CORP (CLASS A).......................................        10,950
            900       BIG LOTS, INC.............................................         9,360
            200       BLOCKBUSTER, INC (CLASS A)................................         5,040
            300       BOB EVANS FARMS, INC......................................         7,371
            200     * BOCA RESORTS, INC (CLASS A)...............................         2,620
            200       BORGWARNER, INC...........................................        10,450
            300       BOWNE & CO, INC...........................................         3,840
            300     * BOYD GAMING CORP..........................................         1,950
            400     * BOYDS COLLECTION LTD......................................         2,708
            800     * BRINKER INTERNATIONAL, INC................................        23,808
            100       BROWN SHOE CO, INC........................................         1,624
            700       BRUNSWICK CORP............................................        15,232
            100     * BUCA, INC.................................................         1,621
            100     * BUCKLE, INC ..............................................         2,230
            100       BURLINGTON COAT FACTORY WAREHOUSE CORP....................         1,680
            100       BUSH INDUSTRIES, INC (CLASS A)............................         1,086
            658     * CABLEVISION SYSTEMS CORP (CLASS A)........................        31,222
            550     * CABLEVISION SYSTEMS CORP (RAINBOW MEDIA GROUP)............        13,585
            111     * CALIFORNIA PIZZA KITCHEN, INC.............................         2,747
            700       CALLAWAY GOLF CO..........................................        13,405
            304     * CATALINA MARKETING CORP...................................        10,549
            100       CATO CORP (CLASS A).......................................         1,890
            500       CBRL GROUP, INC...........................................        14,720
            350     * CEC ENTERTAINMENT, INC....................................        15,187
            100     * CHAMPIONSHIP AUTO RACING TEAMS, INC.......................         1,609
            155     * CHARLOTTE RUSSE HOLDING, INC..............................         2,885
            800     * CHARMING SHOPPES, INC.....................................         4,248
            900     * CHARTER COMMUNICATIONS, INC (CLASS A).....................        14,787
            165     * CHICO'S FAS, INC..........................................         6,551
            100     * CHILDREN'S PLACE RETAIL STORES, INC.......................         2,715
            322     * CHOICE HOTELS INTERNATIONAL, INC..........................         7,132
            161     * CHRISTOPHER & BANKS CORP..................................         5,514
             34       CHURCHILL DOWNS, INC......................................         1,257
            300       CLAIRE'S STORES, INC......................................         4,530
          4,002     * CLEAR CHANNEL COMMUNICATIONS, INC.........................       203,742
            100       COACHMEN INDUSTRIES, INC..................................         1,200
            100     * COLE NATIONAL CORP........................................         1,655
            100     * COLUMBIA SPORTSWEAR CO....................................         3,330
          7,782     * COMCAST CORP (CLASS A) SPECIAL............................       280,152
            500       COOPER TIRE & RUBBER CO...................................         7,980
            300     * COPART, INC...............................................        10,911
          1,589     * COX COMMUNICATIONS, INC (CLASS A).........................        66,595
            300     * COX RADIO, INC (CLASS A)..................................         7,644
            100       CPI CORP..................................................         1,660
            100     * CROWN MEDIA HOLDINGS, INC (CLASS A).......................         1,129
            300     * CUMULUS MEDIA, INC (CLASS A)..............................         4,854
          1,200       DANA CORP.................................................        16,656
            984       DARDEN RESTAURANTS, INC...................................        34,834
          4,588       DELPHI AUTOMOTIVE SYSTEMS CORP............................        62,672
            300     * DIGITAL GENERATION SYSTEMS, INC...........................           333
            480       DILLARD'S, INC (CLASS A)..................................         7,680
            223     * DIRECT FOCUS, INC.........................................         6,958
          2,101       DOLLAR GENERAL CORP.......................................        31,305
            200     * DOLLAR THRIFTY AUTOMOTIVE GROUP, INC......................         3,100
            829     * DOLLAR TREE STORES, INC...................................        25,624
            300       DONALDSON CO, INC.........................................        11,652
            914       DONNELLEY (R.R.) & SONS CO................................        27,137
            100       DOVER DOWNS ENTERTAINMENT, INC............................         1,530
            329       DOW JONES & CO, INC.......................................        18,006
            100     * DRESS BARN, INC...........................................         2,501
            100     * DURA AUTOMOTIVE SYSTEMS, INC..............................         1,100
          2,374       EASTMAN KODAK CO..........................................        69,867
             70     * ELIZABETH ARDEN, INC......................................         1,069
            258     * EMMIS COMMUNICATIONS CORP (CLASS A).......................         6,099
            200     * ENTERCOM COMMUNICATIONS CORP..............................        10,000
            290     * ENTRAVISION COMMUNICATIONS CORP (CLASS A).................         3,466
            300     * EQUITY INNS, INC..........................................         1,986


        SHARES                                                                        VALUE
      ----------                                                                   -----------
            200     * EXIDE TECHNOLOGIES........................................   $       246
            500     * EXTENDED STAY AMERICA, INC................................         8,200
            200       FACTSET RESEARCH SYSTEMS, INC.............................         6,990
          1,200       FAMILY DOLLAR STORES, INC.................................        35,976
            200       FEDDERS CORP..............................................           608
            500    b* FEDERAL-MOGUL CORP........................................           395
          1,482     * FEDERATED DEPARTMENT STORES, INC..........................        60,614
            225       FELCOR LODGING TRUST, INC.................................         3,760
            100     * FINISH LINE, INC (CLASS A)................................         1,529
             30       FISHER COMMUNICATIONS, INC................................         1,320
             46       FLORIDA EAST COAST INDUSTRIES, INC (CLASS B)..............           961
          1,100     * FOOT LOCKER, INC..........................................        17,215
            100     * FOOTSTAR, INC.............................................         3,130
         14,931       FORD MOTOR CO.............................................       234,715
            350       FOREST CITY ENTERPRISES, INC (CLASS A)....................        13,545
            100     * FOSSIL, INC...............................................         2,100
          1,200     * FOX ENTERTAINMENT GROUP, INC (CLASS A)....................        31,836
            125       FRED'S, INC...............................................         5,120
            100       FRIEDMAN'S, INC (CLASS A).................................           842
            200       G & K SERVICES, INC (CLASS A).............................         6,460
          2,183       GANNETT CO, INC...........................................       146,763
          5,026       GAP, INC..................................................        70,062
            200     * GAYLORD ENTERTAINMENT CO..................................         4,920
          1,630     * GEMSTAR-TV GUIDE INTERNATIONAL, INC.......................        45,151
            300       GENCORP, INC..............................................         4,233
          4,611       GENERAL MOTORS CORP.......................................       224,095
            200     * GENESCO, INC..............................................         4,152
             89     * GENESISINTERMEDIA, INC....................................           525
            600     * GENTEX CORP...............................................        16,038
          1,400       GENUINE PARTS CO..........................................        51,380
            100     * GLOBAL SPORTS, INC........................................         1,995
          1,232       GOODYEAR TIRE & RUBBER CO.................................        29,334
            450       GRACO, INC................................................        17,573
            100       GRAY COMMUNICATIONS SYSTEMS, INC..........................         1,388
              5       GREY GLOBAL GROUP, INC....................................         3,334
            100     * GROUP 1 AUTOMOTIVE, INC...................................         2,851
            100     * GUESS?, INC...............................................           750
            100     * GUITAR CENTER, INC........................................         1,364
            210     * GYMBOREE CORP.............................................         2,505
            100       HANCOCK FABRICS, INC......................................         1,315
            200     * HANDLEMAN CO..............................................         2,970
          2,467       HARLEY-DAVIDSON, INC......................................       133,983
            300       HARMAN INTERNATIONAL INDUSTRIES, INC......................        13,530
          1,000     * HARRAH'S ENTERTAINMENT, INC...............................        37,010
            300       HARTE-HANKS, INC..........................................         8,451
            100       HAVERTY FURNITURE COS, INC................................         1,655
            100    b* HAYES LEMMERZ INTERNATIONAL, INC..........................            25
            126     * HEARST-ARGYLE TELEVISION, INC.............................         2,717
          2,553       HILTON HOTELS CORP........................................        27,879
            800     * HISPANIC BROADCASTING CORP................................        20,400
            300       HOLLINGER INTERNATIONAL, INC..............................         3,510
            100     * HOLLYWOOD CASINO CORP (CLASS A)...........................         1,050
            400     * HOLLYWOOD ENTERTAINMENT CORP..............................         5,716
            200     * HOT TOPIC, INC............................................         6,278
            200     * IHOP CORP.................................................         5,860
            100     * INFORMATION HOLDINGS, INC.................................         2,831
            300     * INSIGHT COMMUNICATIONS CO, INC............................         7,248
            275       INTERACTIVE DATA CORP.....................................         3,889
            654     * INTERNATIONAL GAME TECHNOLOGY.............................        44,668
            200       INTERNATIONAL SPEEDWAY CORP (CLASS A).....................         7,820
          3,077       INTERPUBLIC GROUP OF COS, INC.............................        90,895
            550     * INTERTAN, INC.............................................         6,908
            600       INTIMATE BRANDS, INC......................................         8,916
            200     * ISLE OF CAPRI CASINOS, INC................................         2,676
          2,200       J.C. PENNEY CO, INC.......................................        59,180
            300     * JACK IN THE BOX, INC......................................         8,262
            100     * JAKKS PACIFIC, INC........................................         1,895
            850       JOHNSON CONTROLS, INC.....................................        68,638
            922     * JONES APPAREL GROUP, INC..................................        30,583


10  Single Premium Immediate Annuities 2001 ANNUAL REPORT    See Notes To Financial Statements

         Statement of Investments    --    STOCK INDEX FUND    --    December 31, 2001
----------------------------------------------------------------------------------------------

        SHARES                                                                        VALUE
      ----------                                                                   -----------
CONSUMER CYCLICAL--(Continued)
            201     * JOURNAL REGISTER CO.......................................   $     4,229
            100     * K2, INC...................................................           721
            200       KELLWOOD CO...............................................         4,802
            100     * KENNETH COLE PRODUCTIONS, INC (CLASS A)...................         1,770
            300     * KEY3MEDIA GROUP, INC......................................         1,599
            300       KIMBALL INTERNATIONAL, INC (CLASS B)......................         4,545
            156     * KIRBY CORP................................................         4,298
          3,900     * KMART CORP................................................        21,294
            727       KNIGHT RIDDER, INC........................................        47,204
          2,435     * KOHL'S CORP...............................................       171,521
            306     * KRISPY KREME DOUGHNUTS, INC...............................        13,525
            100     * KROLL, INC................................................         1,510
            100       K-SWISS, INC (CLASS A)....................................         3,325
            500     * LAMAR ADVERTISING CO......................................        21,170
            100       LANDRY'S RESTAURANTS, INC.................................         1,865
            100     * LANDS' END, INC...........................................         5,016
            100       LASALLE HOTEL PROPERTIES..................................         1,174
            400       LA-Z-BOY, INC.............................................         8,728
            461     * LEAR CORP.................................................        17,583
            400       LEE ENTERPRISES, INC......................................        14,548
          1,500       LEGGETT & PLATT, INC......................................        34,500
            100       LIBBEY, INC...............................................         3,265
            200     * LIBERTY DIGITAL, INC (CLASS A)............................           692
         21,331     * LIBERTY MEDIA CORP (CLASS A)..............................       298,634
          2,760       LIMITED, INC..............................................        40,627
            300     * LINENS 'N THINGS, INC.....................................         7,650
            400       LIZ CLAIBORNE, INC........................................        19,900
            100     * LODGENET ENTERTAINMENT CORP...............................         1,709
            200       LONE STAR STEAKHOUSE & SALOON, INC........................         2,966
            200     * LUBY'S, INC...............................................         1,142
            500     * MANDALAY RESORT GROUP.....................................        10,700
            200       MARCUS CORP...............................................         2,830
          1,538       MARRIOTT INTERNATIONAL, INC (CLASS A).....................        62,520
            100     * MARTHA STEWART LIVING OMNIMEDIA, INC (CLASS A)............         1,645
          2,406       MAY DEPARTMENT STORES CO..................................        88,974
            600       MAYTAG CORP...............................................        18,618
            200       MCCLATCHY CO (CLASS A)....................................         9,400
         10,510       MCDONALD'S CORP...........................................       278,200
          1,572       MCGRAW-HILL COS, INC......................................        95,861
            100       MEDIA GENERAL, INC (CLASS A)..............................         4,983
            300     * MEDIACOM COMMUNICATIONS CORP..............................         5,478
            100     * MEDIS TECHNOLOGIES LTD....................................           735
            300     * MEN'S WEARHOUSE, INC......................................         6,195
            300       MEREDITH CORP.............................................        10,695
            133     * METRO ONE TELECOMMUNICATIONS, INC.........................         4,023
            271     * METRO-GOLDWYN-MAYER, INC..................................         5,935
            500     * MGM MIRAGE................................................        14,435
            600     * MICHAELS STORES, INC......................................        19,770
            100     * MICROS SYSTEMS, INC.......................................         2,510
            100       MIDAS, INC................................................         1,150
            200     * MIDWAY GAMES, INC.........................................         3,002
            200       MODINE MANUFACTURING CO...................................         4,666
            300     * MOHAWK INDUSTRIES, INC....................................        16,464
            450     * MONACO COACH CORP.........................................         9,842
            100     * MOVIE GALLERY, INC........................................         2,436
            300     * MSC INDUSTRIAL DIRECT CO (CLASS A)........................         5,925
            226     * MTR GAMING GROUP, INC.....................................         3,616
            121       MYERS INDUSTRIES, INC.....................................         1,652
            100       NATIONAL GOLF PROPERTIES, INC.............................           887
            200     * NAUTICA ENTERPRISES, INC..................................         2,558
            300     * NEIMAN MARCUS GROUP, INC (CLASS A)........................         9,321
          1,200       NEW YORK TIMES CO (CLASS A)...............................        51,900
            563       NIKE, INC (CLASS B).......................................        31,663
            900       NORDSTROM, INC............................................        18,207
            200     * OAKLEY, INC...............................................         3,252
            100     * O'CHARLEY'S, INC..........................................         1,851
          1,488       OMNICOM GROUP, INC........................................       132,953
            100     * ON COMMAND CORP...........................................           305


        SHARES                                                                        VALUE
      ----------                                                                   -----------
            300     * O'REILLY AUTOMOTIVE, INC..................................   $    10,941
            100       OSHKOSH B'GOSH, INC (CLASS A).............................         4,194
            100       OSHKOSH TRUCK CORP........................................         4,875
            600     * OUTBACK STEAKHOUSE, INC...................................        20,550
             69     * P.F. CHANG'S CHINA BISTRO, INC............................         3,264
            200     * PACIFIC SUNWEAR OF CALIFORNIA, INC........................         4,084
             70     * PANERA BREAD CO (CLASS A).................................         3,643
            100     * PAPA JOHN'S INTERNATIONAL, INC............................         2,748
          2,200     * PARK PLACE ENTERTAINMENT CORP.............................        20,174
            100     * PARKERVISION, INC.........................................         2,100
            200     * PAYLESS SHOESOURCE, INC...................................        11,230
            100     * PENN NATIONAL GAMING, INC.................................         3,034
            200     * PENTON MEDIA, INC.........................................         1,252
            400     * PERFORMANCE FOOD GROUP CO.................................        14,068
            200       PHILLIPS-VAN HEUSEN CORP..................................         2,180
            700       PIER 1 IMPORTS, INC.......................................        12,138
            100     * PINNACLE ENTERTAINMENT, INC...............................           603
            500     * PINNACLE SYSTEMS, INC.....................................         3,970
            100     * PIXAR, INC................................................         3,596
             97     * PLATO LEARNING, INC.......................................         1,611
            100     * PLAYBOY ENTERPRISES, INC (CLASS B)........................         1,689
            200       POLARIS INDUSTRIES, INC...................................        11,550
            400    b* POLAROID CORP.............................................            32
            400     * POLO RALPH LAUREN CORP....................................        10,704
            200     * PRESSTEK, INC.............................................         1,834
            400     * PRIME HOSPITALITY CORP....................................         4,420
          2,034     * PRIMEDIA, INC.............................................         8,848
            100     * PRIVATE MEDIA GROUP, INC..................................           980
            100       PULITZER, INC.............................................         5,100
            100     * QUAKER FABRIC CORP........................................           831
            200     * QUIKSILVER, INC...........................................         3,440
            400     * RADIO ONE, INC (CLASS A)..................................         7,388
            200     * RADIO ONE, INC (CLASS D)..................................         3,602
            160     * RARE HOSPITALITY INTL, INC................................         3,606
            800       READER'S DIGEST ASSOCIATION, INC (CLASS A)................        18,464
            100     * RECOTON CORP..............................................         1,360
            400     * REEBOK INTERNATIONAL LTD..................................        10,600
            100     * REGENT COMMUNICATIONS, INC................................           675
            300       REGIS CORP................................................         7,734
             53     * RENT-A-CENTER, INC........................................         1,779
            100     * RESORTQUEST INTL, INC.....................................           476
            100     * RESOURCES CONNECTION, INC.................................         2,633
            700       ROSS STORES, INC..........................................        22,456
            500       RUBY TUESDAY, INC.........................................        10,315
            200       RUSSELL CORP..............................................         3,002
            300     * RYAN'S FAMILY STEAK HOUSES, INC...........................         6,495
            100     * SAGA COMMUNICATIONS, INC (CLASS A)........................         2,070
          1,000     * SAKS, INC.................................................         9,340
             87     * SALEM COMMUNICATIONS CORP (CLASS A).......................         2,001
            100     * SALTON, INC...............................................         1,888
            100       SCHAWK, INC...............................................         1,100
            200     * SCHOLASTIC CORP...........................................        10,066
            100     * SCIENTIFIC GAMES CORP (CLASS A)...........................           875
            100     * SCOTTS CO (CLASS A).......................................         4,760
            375     * SCP POOL CORP.............................................        10,294
            325       SCRIPPS (E.W.) CO (CLASS A)...............................        21,450
          2,352       SEARS ROEBUCK & CO........................................       112,049
            200     * SHOPKO STORES, INC........................................         1,900
            125     * SHUFFLE MASTER, INC.......................................         1,959
            183     * SINCLAIR BROADCAST GROUP, INC (CLASS A)...................         1,731
            400     * SIRIUS SATELLITE RADIO, INC...............................         4,652
            700     * SIX FLAGS, INC............................................        10,766
            113       SMITH (A.O.) CORP.........................................         2,204
            200     * SONIC AUTOMOTIVE, INC.....................................         4,688
            304     * SONIC CORP................................................        10,944
            151     * SOTHEBY'S HOLDINGS, INC (CLASS A).........................         2,508
            300     * SPANISH BROADCASTING SYSTEM, INC (CLASS A)................         2,967
            100     * SPEEDWAY MOTORSPORTS, INC.................................         2,528
            100     * SPIEGEL, INC (CLASS A)....................................           455


 See Notes To Financial Statements    2001 ANNUAL REPORT Single Premium Immediate Annuities 11

         Statement of Investments    --    STOCK INDEX FUND    --    December 31, 2001
----------------------------------------------------------------------------------------------

        SHARES                                                                        VALUE
      ----------                                                                   -----------
CONSUMER CYCLICAL--(Continued)
            200     * SPORTS RESORTS INTERNATIONAL, INC.........................   $     1,542
            100       STANDARD MOTOR PRODUCTS, INC..............................         1,390
          3,100     * STARBUCKS CORP............................................        59,055
            256     * STATION CASINOS, INC......................................         2,865
            600       STEELCASE, INC (CLASS A)..................................         8,832
            200     * STEIN MART, INC...........................................         1,672
            200     * STELLENT, INC.............................................         5,912
            100     * STEVEN MADDEN LTD.........................................         1,407
            100     * STONERIDGE, INC...........................................           910
            300       STRIDE RITE CORP..........................................         1,965
            200       STURM RUGER & CO, INC.....................................         2,396
            200       SUPERIOR INDUSTRIES INTERNATIONAL, INC....................         8,050
            200     * SYLVAN LEARNING SYSTEMS, INC..............................         4,414
            200       TALBOTS, INC..............................................         7,250
          7,368       TARGET CORP...............................................       302,456
            100     * TBC CORP..................................................         1,339
            425     * THE CHEESECAKE FACTORY, INC...............................        14,777
            100     * THE STEAK N SHAKE CO......................................         1,104
            350     * THQ, INC..................................................        16,965
          1,200       TIFFANY & CO..............................................        37,764
            100     * TIMBERLAND CO (CLASS A)...................................         3,708
          2,200       TJX COS, INC..............................................        87,692
            253     * TOO, INC..................................................         6,958
            300     * TOPPS CO, INC.............................................         3,645
            300     * TOWER AUTOMOTIVE, INC.....................................         2,709
          1,540       TRIBUNE CO................................................        57,642
          1,200     * TRICON GLOBAL RESTAURANTS, INC............................        59,040
            900       TRW, INC..................................................        33,336
            900     * U.S.A. NETWORKS, INC......................................        24,579
            400     * UNIFI, INC................................................         2,900
            100     * UNIVERSAL ELECTRONICS, INC................................         1,721
          1,400     * UNIVISION COMMUNICATIONS, INC (CLASS A)...................        56,644
            100     * URBAN OUTFITTERS, INC.....................................         2,412
            100     * VAIL RESORTS, INC.........................................         1,773
            400     * VALASSIS COMMUNICATIONS, INC..............................        14,248
            100     * VALUE CITY DEPARTMENT STORES, INC.........................           470
            100     * VANS, INC.................................................         1,274
            136     * VASTERA, INC..............................................         2,259
            700       VF CORP...................................................        27,307
         10,889     * VIACOM, INC (CLASS B).....................................       480,749
          1,016       VISTEON CORP..............................................        15,281
            200     * WABASH NATIONAL CORP......................................         1,560
         22,833       WAL-MART STORES, INC......................................     1,314,039
         17,152       WALT DISNEY CO............................................       355,389
            700       WENDY'S INTERNATIONAL, INC................................        20,419
            300     * WESTPOINT STEVENS, INC....................................           735
            574     * WESTWOOD ONE, INC.........................................        17,249
            112     * WET SEAL, INC (CLASS A)...................................         2,638
            543       WHIRLPOOL CORP............................................        39,818
            300       WILEY (JOHN) & SONS, INC (CLASS A)........................         6,909
            400     * WILLIAMS-SONOMA, INC......................................        17,160
            100     * WILSONS THE LEATHER EXPERTS, INC..........................         1,141
            100       WINNEBAGO INDUSTRIES, INC.................................         3,694
            200     * WMS INDUSTRIES, INC.......................................         4,000
            300       WOLVERINE WORLD WIDE, INC.................................         4,515
             67       WOODWARD GOVERNOR CO......................................         3,903
            100     * WORLD WRESTLING FEDERATION ENTERTAINMENT, INC.............         1,315
            100     * XM SATELLITE RADIO HOLDINGS, INC..........................         1,836
            100     * YOUNG BROADCASTING, INC (CLASS A).........................         1,795
            245     * ZALE CORP.................................................        10,261
            200     * ZOMAX, INC................................................         1,598
                                                                                   -----------
                      TOTAL CONSUMER CYCLICAL...................................     9,661,671
                                                                                   -----------
CONSUMER NON-CYCLICAL--9.21%
            100     * 1-800-FLOWERS.COM, INC....................................         1,560
            240     * 7-ELEVEN, INC.............................................         2,810
            300       ALBERTO-CULVER CO (CLASS B)...............................        13,422
          3,236       ALBERTSON'S, INC..........................................       101,902


        SHARES                                                                        VALUE
      ----------                                                                   -----------
          1,500     * AMAZON.COM, INC...........................................   $    16,230
            100     * AMERICAN ITALIAN PASTA CO (CLASS A).......................         4,203
          7,268       ANHEUSER-BUSCH COS, INC...................................       328,586
            100     * APPLICA, INC..............................................           901
          4,472       ARCHER DANIELS MIDLAND CO.................................        64,173
            200     * AURORA FOODS, INC.........................................         1,010
          2,147     * AUTONATION, INC...........................................        26,473
            636     * AUTOZONE, INC.............................................        45,665
          1,784       AVON PRODUCTS, INC........................................        82,956
            354     * BARNES & NOBLE, INC.......................................        10,478
          1,335     * BEST BUY CO, INC..........................................        99,431
            500     * BJ'S WHOLESALE CLUB, INC..................................        22,050
            300       BLYTH, INC................................................         6,975
            700     * BORDERS GROUP, INC........................................        13,888
            100     * BOSTON BEER CO, INC (CLASS A).............................         1,715
            322       BROWN-FORMAN CORP (CLASS B)...............................        20,157
            300     * CADIZ, INC................................................         2,406
          1,763       CAMPBELL SOUP CO..........................................        52,661
            300       CASEY'S GENERAL STORES, INC...............................         4,470
            354     * CDW COMPUTER CENTERS, INC.................................        19,013
            300       CHURCH & DWIGHT CO, INC...................................         7,989
            292     * CIRCUIT CITY STORES, INC (CARMAX GROUP)...................         6,640
          1,578       CIRCUIT CITY STORES, INC (CIRCUIT CITY GROUP).............        40,949
          1,425       CLOROX CO.................................................        56,359
            326     * COACH, INC................................................        12,707
         16,597       COCA-COLA CO..............................................       782,549
          1,837       COCA-COLA ENTERPRISES, INC................................        34,793
          4,518       COLGATE-PALMOLIVE CO......................................       260,915
          4,354       CONAGRA FOODS, INC........................................       103,495
            248     * CONSTELLATION BRANDS, INC (CLASS A).......................        10,627
            171       COORS (ADOLPH) CO (CLASS B)...............................         9,131
            300       CORN PRODUCTS INTERNATIONAL, INC..........................        10,575
            350     * COST PLUS, INC............................................         9,275
          3,734     * COSTCO WHOLESALE CORP.....................................       165,715
          3,348       CVS CORP..................................................        99,101
            428     * DEAN FOODS CO.............................................        29,190
            188     * DEL MONTE FOODS CO........................................         1,600
            300       DELTA & PINE LAND CO......................................         6,789
            800       DIAL CORP.................................................        13,720
            311       DIMON, INC................................................         2,239
            300       DOLE FOOD CO..............................................         8,049
            200       DREYER'S GRAND ICE CREAM, INC.............................         7,702
             61     * DUANE READE, INC..........................................         1,851
            100     * ELECTRONICS BOUTIQUE HOLDINGS CORP........................         3,994
            766     * ENERGIZER HOLDINGS, INC...................................        14,592
            863       ESTEE LAUDER COS (CLASS A)................................        27,668
            383       ETHAN ALLEN INTERIORS, INC................................        15,929
             63     * EXPEDIA, INC (CLASS A)....................................         2,558
            100     * FACTORY 2-U STORES, INC...................................         2,004
            200       FASTENAL CO...............................................        13,286
            300       FLEMING COS, INC..........................................         5,550
            240     * FLOWERS FOODS, INC........................................         9,581
            100     * FTD.COM, INC..............................................           700
            100     * FTI CONSULTING, INC.......................................         3,280
            400     * FURNITURE BRANDS INTERNATIONAL, INC.......................        12,808
          2,959       GENERAL MILLS, INC........................................       153,898
          8,845       GILLETTE CO...............................................       295,423
            200     * GREAT ATLANTIC & PACIFIC TEA CO, INC......................         4,756
            217     * HAIN CELESTIAL GROUP, INC.................................         5,959
          1,167       HASBRO, INC...............................................        18,940
          3,049       HEINZ (H.J.) CO...........................................       125,375
            100       HERBALIFE INTERNATIONAL, INC (CLASS B)....................         1,319
            600       HERMAN MILLER, INC........................................        14,196
            800       HERSHEY FOODS CORP........................................        54,160
         19,256       HOME DEPOT, INC...........................................       982,249
            600       HORMEL FOODS CORP.........................................        16,122
            200       HUGHES SUPPLY, INC........................................         6,174
            100       INGLES MARKETS, INC (CLASS A).............................         1,195
            294     * INSIGHT ENTERPRISES, INC..................................         7,232


12  Single Premium Immediate Annuities 2001 ANNUAL REPORT    See Notes To Financial Statements

         Statement of Investments    --    STOCK INDEX FUND    --    December 31, 2001
----------------------------------------------------------------------------------------------

        SHARES                                                                        VALUE
      ----------                                                                   -----------
CONSUMER NON-CYCLICAL--(Continued)
            300       INTERFACE, INC (CLASS A)..................................   $     1,683
            599       INTERNATIONAL FLAVORS & FRAGRANCES, INC...................        17,796
            100     * INTERNATIONAL MULTIFOODS CORP.............................         2,390
            200       INTERSTATE BAKERIES CORP..................................         4,836
            200       J.M. SMUCKER CO...........................................         7,076
             79     * JILL (J.) GROUP, INC......................................         1,701
          2,003       KELLOGG CO................................................        60,290
          6,581     * KROGER CO.................................................       137,345
             40     * LADENBURG THALMANN FINANCIAL SERVICES, INC................            35
            200       LANCASTER COLONY CORP.....................................         7,102
            200       LANCE, INC................................................         2,858
            200       LONGS DRUG STORES CORP....................................         4,676
          6,546       LOWE'S COS................................................       303,800
          3,280       MATTEL, INC...............................................        56,416
            600       MCCORMICK & CO, INC (NON-VOTE)............................        25,182
            100       MOVADO GROUP, INC.........................................         1,920
             80       NASH FINCH CO.............................................         2,488
            100       NATURE'S SUNSHINE PRODUCTS, INC...........................         1,174
            400     * NBTY, INC.................................................         4,680
          2,020       NEWELL RUBBERMAID, INC....................................        55,691
            300       NU SKIN ENTERPRISES, INC (CLASS A)........................         2,625
          2,750     * OFFICE DEPOT, INC.........................................        50,985
            900     * OFFICEMAX, INC............................................         4,050
            100       ONEIDA LTD................................................         1,295
            225     * PATHMARK STORES, INC......................................         5,549
            100     * PC CONNECTION, INC........................................         1,483
            400       PEP BOYS-MANNY MOE & JACK.................................         6,860
          1,436       PEPSI BOTTLING GROUP, INC.................................        33,746
            735       PEPSIAMERICAS INC.........................................        10,143
         14,385       PEPSICO, INC..............................................       700,406
            500     * PERRIGO CO................................................         5,910
            900     * PETSMART, INC.............................................         8,856
         17,876       PHILIP MORRIS COS, INC....................................       819,615
            100       PILGRIM'S PRIDE CORP (CLASS B)............................         1,355
            200     * PLAYTEX PRODUCTS, INC.....................................         1,950
            700     * PRICELINE.COM, INC........................................         4,074
         10,710       PROCTER & GAMBLE CO.......................................       847,482
            833       R.J. REYNOLDS TOBACCO HOLDINGS, INC.......................        46,898
          1,500       RADIOSHACK CORP...........................................        45,150
            200     * RALCORP HOLDINGS, INC.....................................         4,540
            100     * REVLON, INC (CLASS A).....................................           666
          3,131     * RITE AID CORP.............................................        15,843
            100     * ROBERT MONDAVI CORP (CLASS A).............................         3,800
            200       RUDDICK CORP..............................................         3,198
            100       RUSS BERRIE & CO, INC.....................................         3,000
          3,900     * SAFEWAY, INC..............................................       162,825
          6,378       SARA LEE CORP.............................................       141,783
            100       SCHWEITZER-MAUDUIT INTERNATIONAL, INC.....................         2,375
            400       SENSIENT TECHNOLOGIES CORP................................         8,324
            100     * SKECHERS USA, INC (CLASS A)...............................         1,462
            200     * SLI, INC..................................................           522
            100     * SMART & FINAL, INC........................................         1,044
            800     * SMITHFIELD FOODS, INC.....................................        17,632
            145     * SPARTAN STORES, INC.......................................         1,734
            200     * STAMPS.COM, INC...........................................           716
            100       STANDARD COMMERCIAL CORP..................................         1,650
          3,600     * STAPLES, INC..............................................        67,320
            100     * STAR SCIENTIFIC, INC......................................           253
            100       STEPAN CO.................................................         2,428
            100       THOMAS INDUSTRIES, INC....................................         2,500
            200     * TICKETMASTER (CLASS B)....................................         3,278
            206       TOOTSIE ROLL INDUSTRIES, INC..............................         8,050
          1,600     * TOYS "R" US, INC..........................................        33,184
            200     * TRANS WORLD ENTERTAINMENT CORP............................         1,520
            100     * TRIARC COS, INC...........................................         2,430
            100     * TUESDAY MORNING CORP......................................         1,809
            400       TUPPERWARE CORP...........................................         7,700
            200     * TWEETER HOME ENTERTAINMENT GROUP, INC.....................         5,800


        SHARES                                                                        VALUE
      ----------                                                                   -----------
          1,819       TYSON FOODS, INC (CLASS A)................................   $    21,009
            100     * UNITED AUTO GROUP, INC....................................         2,581
            100     * UNITED NATURAL FOODS, INC.................................         2,500
            200       UNIVERSAL CORP............................................         7,282
          1,300       UST, INC..................................................        45,500
            180     * VALUEVISION INTERNATIONAL, INC (CLASS A)..................         3,526
            115       VECTOR GROUP LTD..........................................         3,778
          8,550       WALGREEN CO...............................................       287,793
            100       WEIS MARKETS, INC.........................................         2,796
            362     * WHOLE FOODS MARKET, INC...................................        15,769
            550     * WILD OATS MARKETS, INC....................................         5,462
            700       WINN-DIXIE STORES, INC....................................         9,975
          1,324       WRIGLEY (WM.) JR CO.......................................        68,014
            100     * YANKEE CANDLE CO, INC.....................................         2,266
                                                                                   -----------
                      TOTAL CONSUMER NON-CYCLICAL...............................     8,707,251
                                                                                   -----------
ENERGY--5.18%
            101     * 3TEC ENERGY CORP..........................................         1,414
            625       AMERADA HESS CORP.........................................        39,063
          1,982       ANADARKO PETROLEUM CORP...................................       112,677
          1,142       APACHE CORP...............................................        56,963
            600       ASHLAND, INC..............................................        27,648
             69     * ATWOOD OCEANICS, INC......................................         2,405
          2,715       BAKER HUGHES, INC.........................................        99,016
            100       BERRY PETROLEUM CO (CLASS A)..............................         1,570
          1,300     * BJ SERVICES CO............................................        42,185
          1,700       BURLINGTON RESOURCES, INC.................................        63,818
            200       CABOT OIL & GAS CORP (CLASS A)............................         4,810
            200     * CAL DIVE INTERNATIONAL, INC...............................         4,936
            100     * CALLON PETROLEUM CORP.....................................           685
            475     * CAPSTONE TURBINE CORP.....................................         2,570
            100       CARBO CERAMICS, INC.......................................         3,916
          1,100     * CHESAPEAKE ENERGY CORP....................................         7,271
          8,840       CHEVRONTEXACO CORP........................................       792,152
            200     * COMSTOCK RESOURCES, INC...................................         1,400
          5,348       CONOCO, INC...............................................       151,348
            400     * COOPER CAMERON CORP.......................................        16,144
            200     * DENBURY RESOURCES, INC....................................         1,462
            995       DEVON ENERGY CORP.........................................        38,457
            420       DIAMOND OFFSHORE DRILLING, INC............................        12,768
            100     * DRIL-QUIP, INC............................................         2,410
            300     * EEX CORP..................................................           552
            100     * ENCORE ACQUISITION CO.....................................         1,331
            164     * ENERGY PARTNERS LTD.......................................         1,238
          1,100       ENSCO INTERNATIONAL, INC..................................        27,335
            900       EOG RESOURCES, INC........................................        35,199
            100     * EVERGREEN RESOURCES, INC..................................         3,861
         56,412       EXXON MOBIL CORP..........................................     2,216,992
            180     * FOREST OIL CORP...........................................         5,078
            200       FRONTIER OIL CORP.........................................         3,328
            100       GETTY REALTY CORP.........................................         1,885
            500     * GLOBAL INDUSTRIES LTD.....................................         4,450
            800     * GRANT PRIDECO, INC........................................         9,200
          1,300     * GREY WOLF, INC............................................         3,861
            100     * GULF ISLAND FABRICATION, INC..............................         1,251
          3,537       HALLIBURTON CO............................................        46,335
            500     * HANOVER COMPRESSOR CO.....................................        12,630
            400       HELMERICH & PAYNE, INC....................................        13,352
            100       HOLLY CORP................................................         1,925
            100     * HORIZON OFFSHORE, INC.....................................           754
            100     * HOUSTON EXPLORATION CO....................................         3,358
             96     * HYDRIL CO.................................................         1,692
            300     * INPUT/OUTPUT, INC.........................................         2,463
            200     * KCS ENERGY, INC...........................................           624
            927       KERR-MCGEE CORP...........................................        50,800
            800     * KEY ENERGY SERVICES, INC..................................         7,360
            100     * KEY PRODUCTION CO, INC....................................         1,700
            216     * MAGNUM HUNTER RESOURCES, INC..............................         1,793
          2,400       MARATHON OIL CORP.........................................        72,000


 See Notes To Financial Statements    2001 ANNUAL REPORT Single Premium Immediate Annuities 13

         Statement of Investments    --    STOCK INDEX FUND    --    December 31, 2001
----------------------------------------------------------------------------------------------

        SHARES                                                                        VALUE
      ----------                                                                   -----------
ENERGY--(Continued)
            300     * MAVERICK TUBE CORP........................................   $     3,885
            100     * MCMORAN EXPLORATION CO....................................           579
            200     * MERIDIAN RESOURCE CORP....................................           798
            200       MITCHELL ENERGY & DEVELOPMENT CORP (CLASS A)..............        10,660
            268       MURPHY OIL CORP...........................................        22,523
          1,008     * NABORS INDUSTRIES, INC....................................        34,605
            705     * NATIONAL-OILWELL, INC.....................................        14,530
            300     * NEWFIELD EXPLORATION CO...................................        10,653
            500       NOBLE AFFILIATES, INC.....................................        17,645
          1,100     * NOBLE DRILLING CORP.......................................        37,444
            100     * NUEVO ENERGY CO...........................................         1,500
          3,000       OCCIDENTAL PETROLEUM CORP.................................        79,590
          1,300       OCEAN ENERGY, INC.........................................        24,960
            200     * OCEANEERING INTERNATIONAL, INC............................         4,424
            100     * OSCA, INC.................................................         2,085
            700     * PARKER DRILLING CO........................................         2,583
            100       PATINA OIL & GAS CORP.....................................         2,750
            600     * PATTERSON-UTI ENERGY, INC.................................        13,986
            600       PENNZOIL-QUAKER STATE CO..................................         8,670
          3,107       PHILLIPS PETROLEUM CO.....................................       187,228
            800     * PIONEER NATURAL RESOURCES CO..............................        15,408
            200     * PLAINS RESOURCES, INC.....................................         4,922
            390       POGO PRODUCING CO.........................................        10,245
          1,100     * PRIDE INTERNATIONAL, INC..................................        16,610
            100     * PRIMA ENERGY CORP.........................................         2,175
            119     * PURE RESOURCES, INC.......................................         2,392
            100     * PYR ENERGY CORP...........................................           198
            357     * RANGE RESOURCES CORP......................................         1,624
            119     * REMINGTON OIL & GAS CORP..................................         2,059
            779     * ROWAN COS, INC............................................        15,089
            100       RPC, INC..................................................         1,765
            225     * SEACOR SMIT, INC..........................................        10,440
            200     * SEITEL, INC...............................................         2,720
            400     * SMITH INTERNATIONAL, INC..................................        21,448
            243     * SPINNAKER EXPLORATION CO..................................        10,002
            200       ST. MARY LAND & EXPLORATION CO............................         4,238
            239     * STONE ENERGY CORP.........................................         9,441
            600       SUNOCO, INC...............................................        22,404
            400     * SUPERIOR ENERGY SERVICES, INC.............................         3,460
            200     * SWIFT ENERGY CO...........................................         4,040
            300     * TESORO PETROLEUM CORP.....................................         3,933
            500       TIDEWATER, INC............................................        16,950
            300     * TOM BROWN, INC............................................         8,103
            200     * TRANSMONTAIGNE, INC.......................................         1,090
            200     * TRICO MARINE SERVICES, INC................................         1,510
            600       ULTRAMAR DIAMOND SHAMROCK CORP............................        29,688
            300     * UNIT CORP.................................................         3,870
            100     * UNIVERSAL COMPRESSION HOLDINGS, INC.......................         2,949
          1,865       UNOCAL CORP...............................................        67,271
            457       VALERO ENERGY CORP........................................        17,421
            594     * VARCO INTERNATIONAL, INC..................................         8,898
            300     * VERITAS DGC, INC..........................................         5,550
            400       VINTAGE PETROLEUM, INC....................................         5,780
            922     * WEATHERFORD INTERNATIONAL, INC............................        34,354
            224     * WESTPORT RESOURCES CORP...................................         3,886
            137     * W-H ENERGY SERVICES, INC..................................         2,610
          1,025       XTO ENERGY, INC...........................................        17,938
                                                                                   -----------
                      TOTAL ENERGY..............................................     4,893,014
                                                                                   -----------
FINANCIAL SERVICES--18.95%
            110       1ST SOURCE CORP...........................................         2,277
            300       21ST CENTURY INSURANCE GROUP..............................         5,835
            600       A.G. EDWARDS, INC.........................................        26,502
            100       ACADIA REALTY TRUST.......................................           635
            200       ADVANTA CORP (CLASS A)....................................         1,988
            200     * AFFILIATED MANAGERS GROUP, INC............................        14,096
          4,341       AFLAC, INC................................................       106,615
            100       ALABAMA NATIONAL BANCORP..................................         3,371


        SHARES                                                                        VALUE
      ----------                                                                   -----------
            100       ALEXANDRIA REAL ESTATE EQUITIES, INC......................   $     4,110
            300       ALFA CORP.................................................         6,732
             34     * ALLEGHANY CORP............................................         6,543
            800       ALLIED CAPITAL CORP.......................................        20,800
            400       ALLMERICA FINANCIAL CORP..................................        17,820
          5,894       ALLSTATE CORP.............................................       198,628
            500       AMB PROPERTY CORP.........................................        13,000
            681       AMBAC FINANCIAL GROUP, INC................................        39,403
            200       AMCORE FINANCIAL, INC.....................................         4,470
            300       AMERICAN CAPITAL STRATEGIES LTD...........................         8,505
         11,015       AMERICAN EXPRESS CO.......................................       393,125
            300       AMERICAN FINANCIAL GROUP, INC.............................         7,365
            200       AMERICAN FINANCIAL HOLDINGS, INC..........................         5,082
         18,873       AMERICAN INTERNATIONAL GROUP, INC.........................     1,498,516
            100       AMERICAN NATIONAL INSURANCE CO............................         8,410
             87     * AMERICAN PHYSICIANS CAPITAL, INC..........................         1,892
            556     * AMERICREDIT CORP..........................................        17,542
            900     * AMERITRADE HOLDINGS CORP (CLASS A)........................         5,328
            324       AMERUS GROUP CO...........................................        11,612
            100       AMLI RESIDENTIAL PROPERTIES TRUST.........................         2,522
          3,035       AMSOUTH BANCORPORATION....................................        57,362
            650    b* ANC RENTAL CORP...........................................            52
            200       ANCHOR BANCORP WISCONSIN, INC.............................         3,548
            334       ANNALY MORTGAGE MANAGEMENT, INC...........................         5,344
            336       ANTHRACITE CAPITAL, INC...................................         3,693
          1,801       AON CORP..................................................        63,972
            531       APARTMENT INVESTMENT & MANAGEMENT CO (CLASS A)............        24,283
          1,550       ARCHSTONE-SMITH TRUST.....................................        40,765
            500       ARDEN REALTY, INC.........................................        13,250
            113       AREA BANCSHARES CORP......................................         2,200
            200       ARGONAUT GROUP, INC.......................................         3,914
            100       ARROW FINANCIAL CORP......................................         2,919
            540       ASSOCIATED BANC-CORP......................................        19,057
            100       ASSOCIATED ESTATES REALTY CORP............................           918
            600       ASTORIA FINANCIAL CORP....................................        15,876
            456       AVALONBAY COMMUNITIES, INC................................        21,573
            100       BALDWIN & LYONS, INC (CLASS B)............................         2,560
            100       BANCFIRST CORP............................................         3,470
            100       BANCFIRST OHIO CORP.......................................         2,415
            712       BANCORPSOUTH, INC.........................................        11,819
            100       BANK MUTUAL CORP..........................................         1,528
         12,935       BANK OF AMERICA CORP......................................       814,258
            100       BANK OF GRANITE CORP......................................         1,977
          6,124       BANK OF NEW YORK CO, INC..................................       249,859
          9,638       BANK ONE CORP.............................................       376,364
            200     * BANK UNITED CORP (CONTINGENT PAYMENT RTS).................            20
            200       BANKATLANTIC BANCORP, INC (CLASS A).......................         1,836
          1,309       BANKNORTH GROUP, INC......................................        29,479
            200     * BANKUNITED FINANCIAL CORP (CLASS A).......................         2,970
             79       BANNER CORP...............................................         1,336
            446     * BAY VIEW CAPITAL CORP.....................................         3,269
          3,667       BB&T CORP.................................................       132,415
            680       BEAR STEARNS COS, INC.....................................        39,875
             64     * BEAZER HOMES USA, INC.....................................         4,683
            100       BEDFORD PROPERTY INVESTORS, INC...........................         2,250
            242       BERKLEY (W.R.) CORP.......................................        12,995
            100     * BLACKROCK, INC............................................         4,170
            103     * BOK FINANCIAL CORP........................................         3,246
             87       BOSTON PRIVATE FINANCIAL HOLDINGS, INC....................         1,920
            600       BOSTON PROPERTIES, INC....................................        22,800
            100       BOYKIN LODGING CO.........................................           797
            232       BRANDYWINE REALTY TRUST...................................         4,888
            400       BRE PROPERTIES, INC (CLASS A).............................        12,384
            100       BROOKLINE BANCORP, INC....................................         1,644
            444       BROWN & BROWN, INC........................................        12,121
            100       BSB BANCORP, INC..........................................         2,371
            200       BURNHAM PACIFIC PROPERTIES, INC...........................           824
            268       CAMDEN PROPERTY TRUST.....................................         9,836
            200       CAPITAL AUTOMOTIVE REIT...................................         3,978


14  Single Premium Immediate Annuities 2001 ANNUAL REPORT    See Notes To Financial Statements

         Statement of Investments    --    STOCK INDEX FUND    --    December 31, 2001
----------------------------------------------------------------------------------------------

        SHARES                                                                        VALUE
      ----------                                                                   -----------
FINANCIAL SERVICES--(Continued)
            100       CAPITAL CITY BANK GROUP, INC..............................   $     2,423
          1,770       CAPITAL ONE FINANCIAL CORP................................        95,492
            270       CAPITOL FEDERAL FINANCIAL.................................         5,627
            100       CAPITOL TRANSAMERICA CORP.................................         1,645
            100       CAPSTEAD MORTGAGE CORP....................................         2,350
            465       CARRAMERICA REALTY CORP...................................        13,997
            200       CASH AMERICA INTERNATIONAL, INC...........................         1,700
            800     * CATELLUS DEVELOPMENT CORP.................................        14,720
            100       CATHAY BANCORP, INC.......................................         6,405
            159       CBL & ASSOCIATES PROPERTIES, INC..........................         5,009
             64       CCBT FINANCIAL COS, INC...................................         1,510
            231     * CCC INFORMATION SERVICES GROUP, INC.......................         1,428
            210       CENTENNIAL BANCORP........................................         1,550
            200       CENTERPOINT PROPERTIES CORP...............................         9,960
            120       CFS BANCORP, INC..........................................         1,722
          8,864       CHARLES SCHWAB CORP.......................................       137,126
            300       CHARTER MUNICIPAL MORTGAGE ACCEPTANCE CO..................         4,875
          1,723       CHARTER ONE FINANCIAL, INC................................        46,779
            200       CHATEAU COMMUNITIES, INC..................................         5,980
            100       CHELSEA PROPERTY GROUP, INC...............................         4,910
            213       CHEMICAL FINANCIAL CORP...................................         6,424
            450       CHITTENDEN CORP...........................................        12,420
            528     * CHOICEPOINT, INC..........................................        26,764
          1,423       CHUBB CORP................................................        98,187
          1,058       CINCINNATI FINANCIAL CORP.................................        40,363
         42,384       CITIGROUP, INC............................................     2,139,544
            400       CITIZENS BANKING CORP.....................................        13,152
            200     * CITIZENS, INC.............................................         2,530
            100       CITY BANK.................................................         2,396
            100     * CITY HOLDING CO...........................................         1,204
            300       CITY NATIONAL CORP........................................        14,055
            100     * CLARK/BARDES, INC.........................................         2,523
            244     * CNA FINANCIAL CORP........................................         7,117
            100       CNA SURETY CORP...........................................         1,550
            900       COLONIAL BANCGROUP, INC...................................        12,681
            151       COLONIAL PROPERTIES TRUST.................................         4,704
            100     * COLUMBIA BANKING SYSTEM, INC..............................         1,305
            900    b* COMDISCO, INC.............................................           468
          1,537       COMERICA, INC.............................................        88,070
            410       COMMERCE BANCORP, INC.....................................        16,129
            556       COMMERCE BANCSHARES, INC..................................        21,678
            200       COMMERCE GROUP, INC.......................................         7,538
            400       COMMERCIAL FEDERAL CORP...................................         9,400
            200       COMMERCIAL NET LEASE REALTY, INC..........................         2,600
            100       COMMONWEALTH BANCORP, INC.................................         2,215
            100       COMMUNITY BANKS, INC......................................         2,700
            300       COMMUNITY FIRST BANKSHARES, INC...........................         7,707
             10       COMMUNITY TRUST BANCORP, INC..............................           238
          1,000       COMPASS BANCSHARES, INC...................................        28,300
            100     * COMPUCREDIT CORP..........................................         1,176
             84       CONNECTICUT BANCSHARES, INC...............................         2,171
          2,286     * CONSECO, INC..............................................        10,196
            400       CORNERSTONE REALTY INCOME TRUST, INC......................         4,540
            100       CORPORATE OFFICE PROPERTIES TRUST.........................         1,187
            220     * CORRECTIONS CORP OF AMERICA...............................         4,083
            100       CORUS BANKSHARES, INC.....................................         4,540
          1,000       COUNTRYWIDE CREDIT INDUSTRIES, INC........................        40,970
            300       COUSINS PROPERTIES, INC...................................         7,308
            100       CPB, INC..................................................         2,941
            300       CRAWFORD & CO (CLASS B)...................................         3,516
            100     * CREDIT ACCEPTANCE CORP....................................           890
            100     * CREDITRUST ESCROW.........................................             0
            700       CRESCENT REAL ESTATE EQUITIES CO..........................        12,677
            100     * CRESTLINE CAPITAL CORP....................................         3,106
            200       CROWN AMERICAN REALTY TRUST...............................         1,560
            200     * CSK AUTO CORP.............................................         1,990
            400       CULLEN/FROST BANKERS, INC.................................        12,352
             25       CURTISS-WRIGHT CORP (CLASS B).............................         1,163


        SHARES                                                                        VALUE
      ----------                                                                   -----------
            210       CVB FINANCIAL CORP........................................   $     4,914
            100       DELPHI FINANCIAL GROUP, INC (CLASS A).....................         3,330
            400       DEVELOPERS DIVERSIFIED REALTY CORP........................         7,640
            625       DIME BANCORP, INC.........................................        22,550
            800     * DIME BANCORP, INC (LITIGATION TRACKING WTS)...............           120
            250       DIME COMMUNITY BANCSHARES.................................         7,015
            249       DORAL FINANCIAL CORP......................................         7,771
            248       DOWNEY FINANCIAL CORP.....................................        10,230
          1,100       DUKE REALTY CORP..........................................        26,763
          2,405     * E*TRADE GROUP, INC........................................        24,651
            200       EAST WEST BANCORP, INC....................................         5,150
            100       EASTGROUP PROPERTIES, INC.................................         2,307
            500       EATON VANCE CORP..........................................        17,775
            100     * ELECTRO RENT CORP.........................................         1,289
            100       ENTERTAINMENT PROPERTIES TRUST............................         1,935
          3,360       EQUITY OFFICE PROPERTIES TRUST............................       101,069
          2,200       EQUITY RESIDENTIAL PROPERTIES TRUST.......................        63,162
            157       ERIE INDEMNITY CO (CLASS A)...............................         6,043
            100       ESSEX PROPERTY TRUST, INC.................................         4,941
            100       F & M BANCORP.............................................         2,545
          8,350       FANNIE MAE................................................       663,825
            100       FARMERS CAPITAL BANK CORP.................................         3,667
             79       FBL FINANCIAL GROUP, INC (CLASS A)........................         1,318
             60     * FEDERAL AGRICULTURAL MORTGAGE CORP (CLASS C)..............         2,430
            300       FEDERAL REALTY INVESTMENT TRUST...........................         6,900
            711       FEDERATED INVESTORS, INC (CLASS B)........................        22,667
            117       FIDELITY BANKSHARES, INC..................................         1,868
            844       FIDELITY NATIONAL FINANCIAL, INC..........................        20,931
          4,106       FIFTH THIRD BANCORP.......................................       251,821
            100     * FINANCIAL FEDERAL CORP....................................         3,125
            300     * FINOVA GROUP, INC.........................................           183
            400       FIRST AMERICAN CORP.......................................         7,496
            200       FIRST BANCORP (PUERTO RICO)...............................         5,700
            100       FIRST BANCORP NORTH CAROLINA..............................         2,255
            100       FIRST BUSEY CORP..........................................         2,148
            200       FIRST CHARTER CORP........................................         3,562
             45       FIRST CITIZENS BANCSHARES, INC (CLASS A)..................         4,399
            500       FIRST COMMONWEALTH FINANCIAL CORP.........................         5,760
             60       FIRST COMMUNITY BANCSHARES................................         1,768
            100       FIRST ESSEX BANCORP, INC..................................         2,818
            100       FIRST FEDERAL CAPITAL CORP................................         1,570
            315       FIRST FINANCIAL BANCORP...................................         5,560
            125       FIRST FINANCIAL BANKSHARES, INC...........................         3,763
            150       FIRST FINANCIAL CORP (INDIANA)............................         6,578
            100       FIRST FINANCIAL HOLDINGS, INC.............................         2,417
            100       FIRST INDIANA CORP........................................         2,191
            105       FIRST MERCHANTS CORP......................................         2,522
            375       FIRST MIDWEST BANCORP, INC................................        10,946
            100       FIRST NIAGARA FINANCIAL GROUP, INC........................         1,683
            100       FIRST PLACE FINANCIAL CORP................................         1,575
             79     * FIRST REPUBLIC BANK.......................................         1,908
            200       FIRST SENTINEL BANCORP, INC...............................         2,504
            961       FIRST TENNESSEE NATIONAL CORP.............................        34,846
            445       FIRST VIRGINIA BANKS, INC.................................        22,588
            100     * FIRSTFED FINANCIAL CORP...................................         2,563
            600       FIRSTMERIT CORP...........................................        16,254
          8,588       FLEETBOSTON FINANCIAL CORP................................       313,462
            100       FLUSHING FINANCIAL CORP...................................         1,780
            225       FNB CORP..................................................         5,929
          1,400       FRANKLIN RESOURCES, INC...................................        49,378
          5,721       FREDDIE MAC...............................................       374,153
            400       FREMONT GENERAL CORP......................................         3,128
            200     * FRIEDMAN, BILLINGS, RAMSEY GROUP, INC.....................         1,038
            100       FRONTIER FINANCIAL CORP...................................         2,616
            200     * FRONTLINE CAPITAL GROUP, INC..............................            22
            668       FULTON FINANCIAL CORP.....................................        14,582
             39     * GABELLI ASSET MANAGEMENT, INC (CLASS A)...................         1,685
            200       GABLES RESIDENTIAL TRUST..................................         5,920
            700       GALLAGHER (ARTHUR J.) & CO................................        24,143


 See Notes To Financial Statements    2001 ANNUAL REPORT Single Premium Immediate Annuities 15

         Statement of Investments    --    STOCK INDEX FUND    --    December 31, 2001
----------------------------------------------------------------------------------------------

        SHARES                                                                        VALUE
      ----------                                                                   -----------
FINANCIAL SERVICES--(Continued)
            500     * GARTNER, INC (CLASS A)....................................   $     5,845
             91     * GARTNER, INC (CLASS B)....................................         1,019
            100       GBC BANCORP...............................................         2,950
            400       GENERAL GROWTH PROPERTIES, INC............................        15,520
            105       GERMAN AMERICAN BANCORP...................................         1,701
            101       GLACIER BANCORP, INC......................................         2,103
            146       GLENBOROUGH REALTY TRUST, INC.............................         2,832
            200       GLIMCHER REALTY TRUST.....................................         3,766
            200       GOLD BANC CORP, INC.......................................         1,422
            600       GOLDEN STATE BANCORP, INC.................................        15,690
            979       GOLDEN WEST FINANCIAL CORP................................        57,614
          1,828       GOLDMAN SACHS GROUP, INC..................................       169,547
            100       GREAT AMERICAN FINANCIAL RESOURCES, INC...................         1,875
            100       GREAT LAKES REIT, INC.....................................         1,600
            400       GREATER BAY BANCORP.......................................        11,432
            739       GREENPOINT FINANCIAL CORP.................................        26,419
            100       HANCOCK HOLDING CO........................................         4,304
            200       HARBOR FLORIDA BANCSHARES, INC............................         3,400
            216       HARLEYSVILLE GROUP, INC...................................         5,160
            200       HARLEYSVILLE NATIONAL CORP................................         4,710
          1,877       HARTFORD FINANCIAL SERVICES GROUP, INC....................       117,932
            400       HCC INSURANCE HOLDINGS, INC...............................        11,020
            400       HEALTH CARE PROPERTY INVESTORS, INC.......................        14,484
            300       HEALTH CARE REIT, INC.....................................         7,305
            300       HEALTHCARE REALTY TRUST, INC..............................         8,400
          1,300       HIBERNIA CORP (CLASS A)...................................        23,127
            400       HIGHWOODS PROPERTIES, INC.................................        10,380
            100       HILB, ROGAL & HAMILTON CO.................................         5,605
            200       HOME PROPERTIES OF NEW YORK, INC..........................         6,320
            500       HOOPER HOLMES, INC........................................         4,475
            300       HORACE MANN EDUCATORS CORP................................         6,366
            400       HOSPITALITY PROPERTIES TRUST..............................        11,800
          1,800     * HOST MARRIOTT CORP........................................        16,200
          3,832       HOUSEHOLD INTERNATIONAL, INC..............................       222,026
          1,000       HRPT PROPERTIES TRUST.....................................         8,660
            349       HUDSON CITY BANCORP, INC..................................         9,196
            114       HUDSON RIVER BANCORP, INC.................................         2,497
            443       HUDSON UNITED BANCORP.....................................        12,714
          2,076       HUNTINGTON BANCSHARES, INC................................        35,686
            400       INDEPENDENCE COMMUNITY BANK CORP..........................         9,104
            100       INDEPENDENT BANK CORP (MASSACHUSETTS).....................         2,149
             89       INDEPENDENT BANK CORP (MICHIGAN)..........................         2,474
            458     * INDYMAC BANCORP, INC......................................        10,708
            208       INNKEEPERS U.S.A. TRUST...................................         2,038
            100     * INSIGNIA FINANCIAL GROUP, INC.............................         1,080
            339     * INSTINET GROUP, INC.......................................         3,407
            100     * INSURANCE AUTO AUCTIONS, INC..............................         1,451
            100       INTEGRA BANK CORP.........................................         2,094
            156       INTERNATIONAL BANCSHARES CORP.............................         6,575
            300     * INVESTMENT TECHNOLOGY GROUP, INC..........................        11,721
            337       INVESTORS FINANCIAL SERVICES CORP.........................        22,313
            200       INVESTORS REAL ESTATE TRUST...............................         1,880
            200       IRT PROPERTY CO...........................................         2,120
            100       IRWIN FINANCIAL CORP......................................         1,700
            603       ISTAR FINANCIAL, INC......................................        15,045
            170     * ITT EDUCATIONAL SERVICES, INC.............................         6,268
            300       JDN REALTY CORP...........................................         3,699
            200       JEFFERIES GROUP, INC (NEW)................................         8,462
          1,178       JEFFERSON-PILOT CORP......................................        54,506
          2,355       JOHN HANCOCK FINANCIAL SERVICES, INC......................        97,262
             73       JOHN NUVEEN CO (CLASS A)..................................         3,904
            200     * JONES LANG LASALLE, INC...................................         3,610
         16,278       JP MORGAN CHASE & CO......................................       591,705
            100       JP REALTY, INC............................................         2,379
            100       KANSAS CITY LIFE INSURANCE CO.............................         3,710
          3,538       KEYCORP...................................................        86,115
            100       KEYSTONE PROPERTY TRUST...................................         1,309
            200       KILROY REALTY CORP........................................         5,254


        SHARES                                                                        VALUE
      ----------                                                                   -----------
            850       KIMCO REALTY CORP.........................................   $    27,787
            700     * KNIGHT TRADING GROUP, INC.................................         7,714
            200       KOGER EQUITY, INC.........................................         3,260
            340       KRAMONT REALTY TRUST......................................         4,964
          1,100     * LA QUINTA CORP (PAIRED)...................................         6,314
            300     * LABRANCHE & CO, INC.......................................        10,338
            105       LAKELAND BANCORP, INC.....................................         1,712
            100       LANDAMERICA FINANCIAL GROUP, INC..........................         2,870
            500       LEGG MASON, INC...........................................        24,990
          1,964       LEHMAN BROTHERS HOLDINGS, INC.............................       131,195
            300       LEUCADIA NATIONAL CORP....................................         8,661
            200       LEXINGTON CORPORATE PROPERTIES TRUST......................         3,100
            100       LIBERTY CORP..............................................         4,115
          1,600       LINCOLN NATIONAL CORP.....................................        77,712
            200       LNR PROPERTY CORP.........................................         6,236
            141     * LOCAL FINANCIAL CORP......................................         1,973
            627       M & T BANK CORP...........................................        45,677
            300       MACERICH CO...............................................         7,980
            400       MACK-CALI REALTY CORP.....................................        12,408
            166       MAF BANCORP, INC..........................................         4,897
            100       MAIN STREET BANKS, INC....................................         1,640
            100       MANUFACTURED HOME COMMUNITIES, INC........................         3,121
             53     * MARKEL CORP...............................................         9,521
          2,265       MARSH & MCLENNAN COS, INC.................................       243,374
            929       MARSHALL & ILSLEY CORP....................................        58,787
          1,229       MBIA, INC.................................................        65,911
          5,900       MBNA CORP.................................................       207,680
            100       MEDALLION FINANCIAL CORP..................................           790
            100       MEDFORD BANCORP, INC......................................         2,116
          3,776       MELLON FINANCIAL CORP.....................................       142,053
            600       MERCANTILE BANKSHARES CORP................................        25,824
            200       MERCURY GENERAL CORP......................................         8,732
            300       MERISTAR HOSPITALITY CORP.................................         4,260
          6,877       MERRILL LYNCH & CO, INC...................................       358,429
          2,361       METLIFE, INC..............................................        74,796
            270       METRIS COS, INC...........................................         6,942
            807       MGIC INVESTMENT CORP......................................        49,808
            100       MICROFINANCIAL, INC.......................................         1,025
            100       MID ATLANTIC REALTY TRUST.................................         1,555
            100       MID-AMERICA APARTMENT COMMUNITIES, INC....................         2,630
            100       MIDAMERICA BANCORP........................................         3,310
            200       MID-STATE BANCSHARES......................................         3,256
            100       MILLS CORP................................................         2,648
            114       MISSION WEST PROPERTIES, INC..............................         1,450
             43       MISSISSIPPI VALLEY BANCSHARES, INC........................         1,686
            400       MONY GROUP, INC...........................................        13,828
          9,039       MORGAN STANLEY DEAN WITTER & CO...........................       505,642
          5,012       NATIONAL CITY CORP........................................       146,551
          1,590       NATIONAL COMMERCE FINANCIAL CORP..........................        40,227
            200       NATIONAL HEALTH INVESTORS, INC............................         2,960
            108       NATIONAL PENN BANCSHARES, INC.............................         2,376
            200       NATIONWIDE FINANCIAL SERVICES, INC (CLASS A)..............         8,292
            400       NATIONWIDE HEALTH PROPERTIES, INC.........................         7,476
            210       NBT BANCORP, INC..........................................         3,043
            200     * NETBANK, INC..............................................         2,096
            550       NEUBERGER BERMAN, INC.....................................        24,145
            100       NEW CENTURY FINANCIAL CORP................................         1,353
            700       NEW PLAN EXCEL REALTY TRUST...............................        13,335
            709       NEW YORK COMMUNITY BANCORP, INC...........................        16,215
            200     * NEXTCARD, INC.............................................           104
          1,300       NORTH FORK BANCORPORATION, INC............................        41,587
          1,580       NORTHERN TRUST CORP.......................................        95,148
            200       NORTHWEST BANCORP, INC....................................         2,288
            100       OCEANFIRST FINANCIAL CORP.................................         2,416
            300     * OCWEN FINANCIAL CORP......................................         2,544
            500     * OHIO CASUALTY CORP........................................         8,025
            520       OLD NATIONAL BANCORP......................................        13,130
          1,000       OLD REPUBLIC INTERNATIONAL CORP...........................        28,010
            100       OMEGA FINANCIAL CORP......................................         3,215


16  Single Premium Immediate Annuities 2001 ANNUAL REPORT    See Notes To Financial Statements

         Statement of Investments    --    STOCK INDEX FUND    --    December 31, 2001
----------------------------------------------------------------------------------------------

        SHARES                                                                        VALUE
      ----------                                                                   -----------
FINANCIAL SERVICES--(Continued)
            100       ORIENTAL FINANCIAL GROUP, INC.............................   $     1,860
            200       PACIFIC CAPITAL BANCORP...................................         5,558
            600       PACIFIC CENTURY FINANCIAL CORP............................        15,534
            100     * PACIFIC GULF PROPERTIES LIQUID TRUST......................           177
            100       PACIFIC NORTHWEST BANCORP.................................         2,046
            162       PAN PACIFIC RETAIL PROPERTIES, INC........................         4,653
            100       PARK NATIONAL CORP........................................         9,275
            100       PARKWAY PROPERTIES, INC...................................         3,320
            100       PENNSYLVANIA REAL ESTATE INVESTMENT TRUST.................         2,320
            200       PEOPLE'S BANK.............................................         4,252
            100       PFF BANCORP, INC..........................................         2,760
             56     * PHILADELPHIA CONSOLIDATED HOLDING CORP....................         2,112
            100     * PICO HOLDINGS, INC........................................         1,250
            100       PMA CAPITAL CORP (CLASS A)................................         1,930
            403       PMI GROUP, INC............................................        27,005
          2,265       PNC FINANCIAL SERVICES GROUP, INC.........................       127,293
          1,100       POPULAR, INC..............................................        31,988
            100       PORT FINANCIAL CORP.......................................         2,607
            300       POST PROPERTIES, INC......................................        10,653
            253       PRENTISS PROPERTIES TRUST.................................         6,945
            200       PRESIDENTIAL LIFE CORP....................................         4,112
            100       PRIME GROUP REALTY TRUST..................................           923
            100     * PROASSURANCE CORP.........................................         1,758
            462       PROGRESSIVE CORP..........................................        68,977
            986       PROLOGIS TRUST............................................        21,209
            100       PROMISTAR FINANCIAL CORP..................................         2,445
            500       PROTECTIVE LIFE CORP......................................        14,465
            215       PROVIDENT BANKSHARES CORP.................................         5,225
            200       PROVIDENT FINANCIAL GROUP, INC............................         5,256
          2,158     * PROVIDIAN FINANCIAL CORP..................................         7,661
            112       PS BUSINESS PARKS, INC....................................         3,528
            666       PUBLIC STORAGE, INC.......................................        22,244
            100       R & G FINANCIAL CORP (CLASS B)............................         1,714
            658       RADIAN GROUP, INC.........................................        28,261
            300       RAYMOND JAMES FINANCIAL, INC..............................        10,656
            300       REALTY INCOME CORP........................................         8,820
            252       RECKSON ASSOCIATES REALTY CORP............................         5,887
            100       REDWOOD TRUST, INC........................................         2,423
            200       REGENCY CENTERS CORP......................................         5,550
          1,900       REGIONS FINANCIAL CORP....................................        56,886
            350       REINSURANCE GROUP OF AMERICA, INC.........................        11,648
            473       REPUBLIC BANCORP, INC.....................................         6,551
            100       REPUBLIC BANCORP, INC (KENTUCKY) (CLASS A)................         1,349
            115       RESOURCE AMERICA, INC (CLASS A)...........................         1,074
            200       RFS HOTEL INVESTORS, INC..................................         2,276
            100       RIGGS NATIONAL CORP.......................................         1,397
            100       RLI CORP..................................................         4,500
            690       ROSLYN BANCORP, INC.......................................        12,075
            532       ROUSE CO..................................................        15,582
            200       S & T BANCORP, INC........................................         4,856
          1,000       SAFECO CORP...............................................        31,150
            150       SANDY SPRING BANCORP, INC.................................         4,779
            100       SANTANDER BANCORP.........................................         1,941
            100       SAUL CENTERS, INC.........................................         2,135
            100       SCPIE HOLDINGS, INC.......................................         2,925
            200       SEACOAST FINANCIAL SERVICES CORP..........................         3,430
            100       SECOND BANCORP, INC.......................................         2,161
            511     * SECURITY CAPITAL GROUP, INC (CLASS B).....................        12,964
            633       SEI INVESTMENTS CO........................................        28,555
            200       SELECTIVE INSURANCE GROUP, INC............................         4,346
            200       SENIOR HOUSING PROPERTIES TRUST...........................         2,782
            300     * SILICON VALLEY BANCSHARES.................................         8,019
             54       SIMMONS FIRST NATIONAL CORP (CLASS A).....................         1,736
          1,031       SIMON PROPERTY GROUP, INC.................................        30,239
            741       SKY FINANCIAL GROUP, INC..................................        15,072
            200       SL GREEN REALTY CORP......................................         6,142
            700     * SOUNDVIEW TECHNOLOGY GROUP, INC...........................         1,631
            300       SOUTH FINANCIAL GROUP, INC................................         5,325


        SHARES                                                                        VALUE
      ----------                                                                   -----------
          3,050       SOUTHTRUST CORP...........................................   $    75,244
            200     * SOUTHWEST BANCORP OF TEXAS, INC...........................         6,054
          2,000       SOVEREIGN BANCORP, INC....................................        24,480
            100       SOVRAN SELF STORAGE, INC..................................         3,115
            100       ST. FRANCIS CAPITAL CORP..................................         2,313
          1,600       ST. PAUL COS, INC.........................................        70,352
            233       STANCORP FINANCIAL GROUP, INC.............................        11,009
          1,600       STARWOOD HOTELS & RESORTS WORLDWIDE, INC..................        47,760
            100       STATE AUTO FINANCIAL CORP.................................         1,624
          2,653       STATE STREET CORP.........................................       138,619
            600       STATEN ISLAND BANCORP, INC................................         9,786
             64       STERLING BANCORP..........................................         1,869
            300       STERLING BANCSHARES, INC..................................         3,756
             84       STERLING FINANCIAL CORP (PENNSYLVANIA)....................         2,046
            100     * STEWART INFORMATION SERVICES CORP.........................         1,975
          1,768       STILWELL FINANCIAL, INC...................................        48,125
            116       STORAGE U.S.A., INC.......................................         4,884
             29       STUDENT LOAN CORP.........................................         2,337
             44       SUFFOLK BANCORP...........................................         2,401
            200       SUMMIT PROPERTIES, INC....................................         5,004
            100       SUN COMMUNITIES, INC......................................         3,725
          1,996       SUNTRUST BANKS, INC.......................................       125,149
            300       SUSQUEHANNA BANCSHARES, INC...............................         6,255
            121       SWS GROUP, INC............................................         3,079
          1,953       SYNOVUS FINANCIAL CORP....................................        48,923
            200     * SYNTROLEUM CORP...........................................         1,420
            900       T ROWE PRICE GROUP, INC...................................        31,257
            200       TAUBMAN CENTERS, INC......................................         2,970
            600       TCF FINANCIAL CORP........................................        28,788
            110       TEXAS REGIONAL BANCSHARES, INC (CLASS A)..................         4,164
            162       THORNBURG MORTGAGE, INC...................................         3,191
             49       TOMPKINS TRUSTCO, INC.....................................         1,972
          1,040       TORCHMARK CORP............................................        40,903
            100       TOWN & COUNTRY TRUST......................................         2,090
            200     * TRAMMELL CROW CO..........................................         2,340
            250       TRANSATLANTIC HOLDINGS, INC...............................        22,750
             51     * TRIAD GUARANTY, INC.......................................         1,850
            100       TRUST CO OF NEW JERSEY....................................         2,520
            626       TRUSTCO BANK CORP NY......................................         7,869
            391       TRUSTMARK CORP............................................         9,474
         15,993       U.S. BANCORP..............................................       334,733
            234       U.S. RESTAURANT PROPERTIES, INC...........................         3,412
            100       U.S.B. HOLDING CO, INC....................................         1,685
            200       UCBH HOLDINGS, INC........................................         5,688
            300     * UICI......................................................         4,050
            115       UMB FINANCIAL CORP........................................         4,600
            100       UMPQUA HOLDINGS CORP......................................         1,350
            100       UNB CORP/OHIO.............................................         1,855
          1,100       UNION PLANTERS CORP.......................................        49,643
            400       UNIONBANCAL CORP..........................................        15,200
            300       UNITED BANKSHARES, INC....................................         8,658
            400       UNITED COMMUNITY FINANCIAL CORP...........................         2,880
            800       UNITED DOMINION REALTY TRUST, INC.........................        11,520
            100       UNITED FIRE & CASUALTY CO.................................         2,863
            100       UNITED NATIONAL BANCORP...................................         2,401
            300     * UNITED RENTALS, INC.......................................         6,810
            600     * UNITEDGLOBALCOM, INC (CLASS A)............................         3,000
            400       UNITRIN, INC..............................................        15,808
            299     * UNIVERSAL AMERICAN FINANCIAL CORP.........................         2,030
            100       UNIVERSAL HEALTH REALTY INCOME TRUST......................         2,350
          1,773       UNUMPROVIDENT CORP........................................        47,002
          1,321       USA EDUCATION, INC........................................       110,990
            636       VALLEY NATIONAL BANCORP...................................        20,956
            183       VESTA INSURANCE GROUP, INC................................         1,464
            500       VORNADO REALTY TRUST......................................        20,800
            200       W HOLDING CO, INC.........................................         3,240
         11,168       WACHOVIA CORP.............................................       350,228
            602       WADDELL & REED FINANCIAL, INC (CLASS A)...................        19,384
            462       WASHINGTON FEDERAL, INC...................................        11,910


 See Notes To Financial Statements    2001 ANNUAL REPORT Single Premium Immediate Annuities 17

         Statement of Investments    --    STOCK INDEX FUND    --    December 31, 2001
----------------------------------------------------------------------------------------------

        SHARES                                                                        VALUE
      ----------                                                                   -----------
FINANCIAL SERVICES--(Continued)
          7,177       WASHINGTON MUTUAL, INC....................................   $   234,688
            300       WASHINGTON REAL ESTATE INVESTMENT TRUST...................         7,467
             90       WASHINGTON TRUST BANCORP, INC.............................         1,710
            261       WAYPOINT FINANCIAL CORP...................................         3,936
            369       WEBSTER FINANCIAL CORP....................................        11,635
            200       WEINGARTEN REALTY INVESTORS...............................         9,600
         13,924       WELLS FARGO & CO..........................................       604,998
            100       WESBANCO, INC.............................................         2,113
             10       WESCO FINANCIAL CORP......................................         3,150
            300       WESTAMERICA BANCORP.......................................        11,871
            111       WESTCORP..................................................         2,072
            122     * WFS FINANCIAL, INC........................................         2,929
            200       WHITNEY HOLDING CORP......................................         8,770
            200       WILMINGTON TRUST CORP.....................................        12,662
            100       WINSTON HOTELS, INC.......................................           774
            100     * WORLD ACCEPTANCE CORP.....................................           730
            100       WSFS FINANCIAL CORP.......................................         1,735
          1,200     * WYNDHAM INTERNATIONAL, INC (CLASS A)......................           672
            100       ZENITH NATIONAL INSURANCE CORP............................         2,794
            800       ZIONS BANCORP.............................................        42,064
                                                                                   -----------
                      TOTAL FINANCIAL SERVICES..................................    17,907,385
                                                                                   -----------
HEALTH CARE--15.31%
            100     * AAIPHARMA, INC............................................         2,516
         12,772       ABBOTT LABORATORIES.......................................       712,039
            645     * ABGENIX, INC..............................................        21,698
            100     * ABIOMED, INC..............................................         1,582
            194     * ACCREDO HEALTH, INC.......................................         7,702
            300     * ACLARA BIOSCIENCES, INC...................................         1,521
            309     * ADOLOR CORP...............................................         5,547
            100     * ADVANCED NEUROMODULATION SYSTEMS, INC.....................         3,525
            500     * ADVANCED TISSUE SCIENCES, INC.............................         2,180
            748     * ADVANCEPCS................................................        21,954
          1,100       AETNA, INC (NEW)..........................................        36,289
            300     * AFFYMETRIX, INC...........................................        11,325
            100     * AKSYS LTD.................................................           465
            200     * ALBANY MOLECULAR RESEARCH, INC............................         5,298
            100     * ALEXION PHARMACEUTICALS, INC..............................         2,444
            100     * ALIGN TECHNOLOGY, INC.....................................           450
            500     * ALKERMES, INC.............................................        13,180
          1,087       ALLERGAN, INC.............................................        81,579
            200     * ALLSCRIPTS HEALTHCARE SOLUTIONS, INC......................           648
            200       ALPHARMA, INC (CLASS A)...................................         5,290
             72     * AMERICAN HEALTHWAYS, INC..................................         2,300
         10,907       AMERICAN HOME PRODUCTS CORP...............................       669,254
            308     * AMERICAN MEDICAL SYSTEMS HOLDINGS, INC....................         6,373
            200     * AMERIPATH, INC............................................         6,402
            835       AMERISOURCEBERGEN CORP....................................        53,064
          8,747     * AMGEN, INC................................................       493,681
            145     * AMSURG CORP...............................................         3,941
            500     * AMYLIN PHARMACEUTICALS, INC...............................         4,570
            537     * ANDRX CORP................................................        37,810
            100     * ANTIGENICS, INC...........................................         1,640
            100     * APHTON CORP...............................................         1,460
            900     * APOGENT TECHNOLOGIES, INC.................................        23,220
          1,700       APPLERA CORP (APPLIED BIOSYSTEMS GROUP)...................        66,759
            644     * APPLERA CORP (CELERA GENOMICS GROUP)......................        17,188
            100     * APPLIED MOLECULAR EVOLUTION...............................         1,231
            300     * APRIA HEALTHCARE GROUP, INC...............................         7,497
            111     * ARENA PHARMACEUTICALS, INC................................         1,335
            200     * ARIAD PHARMACEUTICALS, INC................................         1,066
            243     * ARQULE, INC...............................................         4,131
            100     * ARRAY BIOPHARMA, INC......................................         1,486
            100       ARROW INTERNATIONAL, INC..................................         3,994
            200     * ARTHROCARE CORP...........................................         3,586
            113     * ATRIX LABORATORIES, INC...................................         2,329
            200     * ATS MEDICAL, INC..........................................         1,060
            431     * AVANIR PHARMACEUTICALS (CLASS A)..........................         1,836


        SHARES                                                                        VALUE
      ----------                                                                   -----------
            400     * AVANT IMMUNOTHERAPEUTICS, INC.............................   $     1,604
            100     * AVI BIOPHARMA, INC........................................         1,092
            200     * AVIGEN, INC...............................................         2,302
            200     * AVIRON....................................................         9,946
            367       BARD (C.R.), INC..........................................        23,672
            290     * BARR LABORATORIES, INC....................................        23,014
            400       BAUSCH & LOMB, INC........................................        15,064
          4,939       BAXTER INTERNATIONAL, INC.................................       264,879
            500       BECKMAN COULTER, INC......................................        22,150
          2,000       BECTON DICKINSON & CO.....................................        66,300
            800     * BEVERLY ENTERPRISES, INC..................................         6,880
          1,200     * BIOGEN, INC...............................................        68,820
            200     * BIOMARIN PHARMACEUTICAL, INC..............................         2,688
          2,119       BIOMET, INC...............................................        65,477
            100     * BIOPURE CORP..............................................         1,421
            100     * BIO-RAD LABORATORIES, INC (CLASS A).......................         6,330
            100     * BIOSITE, INC..............................................         1,837
            400     * BIO-TECHNOLOGY GENERAL CORP...............................         3,292
            100     * BONE CARE INTERNATIONAL, INC..............................         1,713
            100     * BORON, LEPORE & ASSOCIATES, INC...........................         1,379
          2,517     * BOSTON SCIENTIFIC CORP....................................        60,710
         15,914       BRISTOL-MYERS SQUIBB CO...................................       811,614
            100     * BRITESMILE, INC...........................................           500
            342     * BRUKER DALTONICS, INC.....................................         5,592
            220     * CALIPER TECHNOLOGIES CORP.................................         3,434
          3,734       CARDINAL HEALTH, INC......................................       241,440
            200     * CARDIODYNAMICS INTERNATIONAL CORP.........................         1,322
          1,800     * CAREMARK RX, INC..........................................        29,358
            600     * CELGENE CORP..............................................        19,152
            300     * CELL GENESYS, INC.........................................         6,972
            200     * CELL PATHWAYS, INC........................................         1,392
            300     * CELL THERAPEUTICS, INC....................................         7,242
            409     * CEPHALON, INC.............................................        30,914
            200     * CERNER CORP...............................................         9,986
             77     * CERUS CORP................................................         3,523
            286     * CHARLES RIVER LABORATORIES INTERNATIONAL, INC.............         9,575
            655     * CHIRON CORP...............................................        28,715
          1,222       CIGNA CORP................................................       113,218
            108     * CIMA LABS, INC............................................         3,904
            100     * CIPHERGEN BIOSYSTEMS, INC.................................           800
            100     * COBALT CORP...............................................           638
            200     * COHERENT, INC.............................................         6,184
            200     * COLUMBIA LABORATORIES, INC................................           690
            391     * COMMUNITY HEALTH SYSTEMS..................................         9,971
            500     * COMPUTERIZED THERMAL IMAGING, INC.........................           775
            100     * CONCEPTUS, INC............................................         2,360
            250     * CONMED CORP...............................................         4,990
            200     * CONNETICS CORP............................................         2,380
            100       COOPER COS, INC...........................................         4,998
            400     * COR THERAPEUTICS, INC.....................................         9,572
            300     * CORIXA CORP...............................................         4,521
            500     * COVANCE, INC..............................................        11,350
            500     * COVENTRY HEALTH CARE, INC.................................         9,975
            350     * CRYOLIFE, INC.............................................        10,500
            200     * CUBIST PHARMACEUTICALS, INC...............................         7,192
            260     * CURAGEN CORP..............................................         5,816
            230     * CURIS, INC................................................         1,290
            200     * CV THERAPEUTICS, INC......................................        10,404
            200     * CYBERONICS, INC...........................................         5,306
            300     * CYGNUS, INC...............................................         1,575
            600     * CYTOGEN CORP..............................................         1,806
            900     * CYTYC CORP................................................        23,490
            100       DATASCOPE CORP............................................         3,392
            700     * DAVITA, INC...............................................        17,115
            328     * DECODE GENETICS, INC......................................         3,214
            100     * DELTAGEN, INC.............................................           920
            114     * DENDREON CORP.............................................         1,148
            200     * DENDRITE INTERNATIONAL, INC...............................         2,806
            400       DENTSPLY INTERNATIONAL, INC...............................        20,080


18  Single Premium Immediate Annuities 2001 ANNUAL REPORT    See Notes To Financial Statements

         Statement of Investments    --    STOCK INDEX FUND    --    December 31, 2001
----------------------------------------------------------------------------------------------

        SHARES                                                                        VALUE
      ----------                                                                   -----------
HEALTH CARE--(Continued)
            200       DIAGNOSTIC PRODUCTS CORP..................................   $     8,790
             76     * DIANON SYSTEMS, INC.......................................         4,621
            100     * DIGENE CORP...............................................         2,950
            188     * DIVERSA CORP..............................................         2,660
            241     * DURECT CORP...............................................         2,793
            100     * DUSA PHARMACEUTICALS, INC.................................           805
            100     * DVI, INC..................................................         1,720
            244     * DYAX CORP.................................................         2,677
            400     * ECLIPSYS CORP.............................................         6,700
            200     * EDEN BIOSCIENCE CORP......................................         1,014
            500     * EDWARDS LIFESCIENCES CORP.................................        13,815
            100     * EMISPHERE TECHNOLOGIES, INC...............................         3,191
            200     * ENDO PHARMACEUTICALS HOLDINGS, INC........................         2,334
            100     * ENDO PHARMACEUTICALS HOLDINGS, INC WTS 12/31/02...........            78
            100     * ENDOCARE, INC.............................................         1,793
            100     * ENTREMED, INC.............................................           845
            210     * ENZO BIOCHEM, INC.........................................         4,935
            300     * ENZON, INC................................................        16,884
            200     * ESPERION THERAPEUTICS, INC................................         1,470
            253     * EXELIXIS, INC.............................................         4,205
            686     * EXPRESS SCRIPTS, INC......................................        32,077
            704     * FIRST HEALTH GROUP CORP...................................        17,417
            100     * FIRST HORIZON PHARMACEUTICAL..............................         2,939
            400     * FISHER SCIENTIFIC INTERNATIONAL, INC......................        11,680
          1,500     * FOREST LABORATORIES, INC..................................       122,925
            135     * GENAISSANCE PHARMACEUTICALS...............................           628
            200     * GENE LOGIC, INC...........................................         3,768
            300     * GENELABS TECHNOLOGIES.....................................           555
            100     * GENENCOR INTERNATIONAL, INC...............................         1,596
          1,800     * GENENTECH, INC............................................        97,650
            200     * GENOME THERAPEUTICS CORP..................................         1,362
            100     * GENSTAR THERAPEUTICS CORP.................................           247
            200     * GENTA, INC................................................         2,846
            280     * GENZYME CORP (BIOSURGERY DIVISION)........................         1,487
          1,587     * GENZYME CORP (GENERAL DIVISION)...........................        94,998
            100     * GENZYME CORP (MOLECULAR ONCOLOGY DIVISION)................           800
            200     * GERON CORP................................................         1,740
            800     * GILEAD SCIENCES, INC......................................        52,576
          2,527     * GUIDANT CORP..............................................       125,845
            158     * GUILFORD PHARMACEUTICALS, INC.............................         1,896
            151     * HAEMONETICS CORP..........................................         5,122
            100     * HARVARD BIOSCIENCE, INC...................................           994
          4,200       HCA, INC..................................................       161,868
          2,000     * HEALTH MANAGEMENT ASSOCIATES, INC (CLASS A)...............        36,800
            687     * HEALTH NET, INC...........................................        14,963
            100     * HEALTHEXTRAS, INC.........................................           571
          3,200     * HEALTHSOUTH CORP..........................................        47,424
            100     * HEMISPHERX BIOPHARMA, INC.................................           450
            256     * HENRY SCHEIN, INC.........................................         9,480
            436       HILLENBRAND INDUSTRIES, INC...............................        24,098
          1,082     * HUMAN GENOME SCIENCES, INC................................        36,485
          1,400     * HUMANA, INC...............................................        16,506
            100     * HYSEQ, INC................................................           772
            700       ICN PHARMACEUTICALS, INC..................................        23,450
            431     * ICOS CORP.................................................        24,757
             42     * ICU MEDICAL, INC..........................................         1,869
            900     * IDEC PHARMACEUTICALS CORP.................................        62,037
            300     * IDEXX LABORATORIES, INC...................................         8,553
            100     * IDX SYSTEMS CORP..........................................         1,301
            100     * IGEN INTERNATIONAL, INC...................................         4,010
            300     * ILEX ONCOLOGY, INC........................................         8,112
            100     * ILLUMINA, INC.............................................         1,176
            249     * I-MANY, INC...............................................         2,403
            512     * IMCLONE SYSTEMS, INC......................................        23,788
            200     * IMMUNE RESPONSE CORP......................................           268
          2,633     * IMMUNEX CORP..............................................        72,960
            300     * IMMUNOGEN, INC............................................         4,974
            300     * IMMUNOMEDICS, INC.........................................         6,078


        SHARES                                                                        VALUE
      ----------                                                                   -----------
            137     * IMPATH, INC...............................................   $     6,098
            100     * IMPAX LABORATORIES, INC...................................         1,344
          2,400       IMS HEALTH, INC...........................................        46,824
            100     * INAMED CORP...............................................         3,007
            500     * INCYTE GENOMICS, INC......................................         9,780
            400     * INHALE THERAPEUTIC SYSTEMS, INC...........................         7,420
            300     * INKINE PHARMACEUTICAL CO, INC.............................           468
            245     * INSMED, INC...............................................           936
            100     * INSPIRE PHARMACEUTICALS, INC..............................         1,409
            100     * INTEGRA LIFESCIENCES HOLDING..............................         2,634
            200     * INTEGRATED SILICON SOLUTION, INC..........................         2,448
            179     * INTERMUNE, INC............................................         8,818
            267     * INTERNEURON PHARMACEUTICALS, INC..........................         2,961
            328     * INTUITIVE SURGICAL, INC...................................         3,290
            168       INVACARE CORP.............................................         5,663
             39     * INVERNESS MEDICAL INNOVATIONS, INC........................           704
            392     * INVITROGEN CORP...........................................        24,277
            300     * ISIS PHARMACEUTICALS, INC.................................         6,657
            100     * I-STAT CORP...............................................           789
          1,298     * IVAX CORP.................................................        26,142
         25,285       JOHNSON & JOHNSON.........................................     1,494,344
            100     * KENDLE INTERNATIONAL, INC.................................         2,016
            100     * KERYX BIOPHARMACEUTICALS, INC.............................           730
          1,649     * KING PHARMACEUTICALS, INC.................................        69,472
             60     * KOS PHARMACEUTICALS, INC..................................         2,076
            100     * KOSAN BIOSCIENCES, INC....................................           799
            167     * KV PHARMACEUTICAL CO (CLASS B)............................         5,421
            338     * LA JOLLA PHARMACEUTICAL CO................................         3,022
            356     * LABORATORY CORP OF AMERICA HOLDINGS.......................        28,783
             59       LANDAUER, INC.............................................         1,997
            100     * LARGE SCALE BIOLOGY CORP..................................           450
            300     * LEXICON GENETICS, INC.....................................         3,462
            284     * LIFEPOINT HOSPITALS, INC..................................         9,667
            299     * LIGAND PHARMACEUTICALS, INC (CLASS B).....................         5,352
          7,900       LILLY (ELI) & CO..........................................       620,466
            666     * LINCARE HOLDINGS, INC.....................................        19,081
             82     * LUMINEX CORP..............................................         1,391
            200     * MACROCHEM CORP............................................           610
            173     * MAGELLAN HEALTH SERVICES, INC.............................         1,099
            753     * MANOR CARE, INC...........................................        17,854
            112     * MARTEK BIOSCIENCES CORP...................................         2,436
            200     * MATRIX PHARMACEUTICALS, INC...............................           314
            200     * MAXIM PHARMACEUTICALS, INC................................         1,380
            100     * MAXIMUS, INC..............................................         4,206
            217     * MAXYGEN, INC..............................................         3,813
          2,255       MCKESSON CORP.............................................        84,337
            600     * MEDAREX, INC..............................................        10,776
            100     * MED-DESIGN CORP...........................................         1,970
            247     * MEDICINES CO..............................................         2,863
            200     * MEDICIS PHARMACEUTICAL CORP (CLASS A).....................        12,918
          1,800     * MEDIMMUNE, INC............................................        83,430
            136     * MEDQUIST, INC.............................................         3,978
          9,958       MEDTRONIC, INC............................................       509,949
            200       MENTOR CORP...............................................         5,712
         18,700       MERCK & CO, INC...........................................     1,099,560
            200     * MGI PHARMA, INC...........................................         3,056
            400     * MID ATLANTIC MEDICAL SERVICES, INC........................         9,080
          1,830     * MILLENNIUM PHARMACEUTICALS, INC...........................        44,853
            352       MILLIPORE CORP............................................        21,366
            100     * MIRAVANT MEDICAL TECHNOLOGIES.............................           961
            100     * MOLECULAR DEVICES CORP....................................         2,087
          1,000       MYLAN LABORATORIES, INC...................................        37,500
            175     * MYRIAD GENETICS, INC......................................         9,212
            300     * NABI......................................................         3,096
            100     * NANOGEN, INC..............................................           577
            176     * NAPRO BIOTHERAPEUTICS, INC................................         2,006
            100     * NATIONAL HEALTHCARE CORP..................................         1,537
             83     * NEOPHARM, INC.............................................         2,079
            100     * NEOSE TECHNOLOGIES, INC...................................         3,662


 See Notes To Financial Statements    2001 ANNUAL REPORT Single Premium Immediate Annuities 19

         Statement of Investments    --    STOCK INDEX FUND    --    December 31, 2001
----------------------------------------------------------------------------------------------

        SHARES                                                                        VALUE
      ----------                                                                   -----------
HEALTH CARE--(Continued)
            200     * NEUROCRINE BIOSCIENCES, INC...............................   $    10,262
            100     * NEUROGEN CORP.............................................         1,748
            100     * NORTH AMERICAN SCIENTIFIC.................................         1,340
            100     * NOVAVAX, INC..............................................         1,410
            200     * NOVEN PHARMACEUTICALS, INC................................         3,550
            100     * NOVOSTE CORP..............................................           874
            200     * NPS PHARMACEUTICALS, INC..................................         7,660
            100     * OCULAR SCIENCES, INC......................................         2,330
            619       OMNICARE, INC.............................................        15,401
            200     * ON ASSIGNMENT, INC........................................         4,594
            138     * ONYX PHARMACEUTICALS, INC.................................           707
            100     * OPTION CARE, INC..........................................         1,955
            191     * ORASURE TECHNOLOGIES, INC.................................         2,321
            300     * ORCHID BIOSCIENCES, INC...................................         1,650
            300     * ORGANOGENESIS, INC........................................         1,440
            300     * ORTHODONTIC CENTERS OF AMERICA, INC.......................         9,150
            300     * OSI PHARMACEUTICALS, INC..................................        13,722
            300       OWENS & MINOR, INC........................................         5,550
            800     * OXFORD HEALTH PLANS, INC..................................        24,112
            200     * PACIFICARE HEALTH SYSTEMS, INC............................         3,200
            100     * PAIN THERAPEUTICS, INC....................................           916
            852       PALL CORP.................................................        20,499
            100     * PARADIGM GENETICS, INC....................................           570
            200     * PAREXEL INTERNATIONAL CORP................................         2,870
            366     * PATTERSON DENTAL CO.......................................        14,980
            125     * PDI, INC..................................................         2,790
            249     * PEDIATRIX MEDICAL GROUP, INC..............................         8,446
            200     * PER SE TECHNOLOGIES, INC..................................         2,150
            800     * PEREGRINE PHARMACEUTICALS, INC............................         2,744
         51,945       PFIZER, INC...............................................     2,070,008
            300     * PHARMACEUTICAL PRODUCT DEVELOPMENT, INC...................         9,693
            229     * PHARMACEUTICAL RESOURCES, INC.............................         7,740
         10,574       PHARMACIA CORP............................................       450,981
            200     * PHARMACOPEIA, INC.........................................         2,778
            100     * PHARMACYCLICS, INC........................................           994
            400     * PHARMOS CORP..............................................           940
            100     * POLYMEDICA CORP...........................................         1,660
            100     * POSSIS MEDICAL, INC.......................................         1,742
            200     * POZEN, INC................................................         1,050
            380     * PRAECIS PHARMACEUTICALS, INC..............................         2,212
            200     * PRIORITY HEALTHCARE CORP (CLASS B)........................         7,038
            200     * PROCURENET, INC...........................................            30
            100     * PROGENICS PHARMACEUTICALS.................................         1,847
            654     * PROTEIN DESIGN LABS, INC..................................        21,451
            450     * PROVINCE HEALTHCARE CO....................................        13,887
            500     * PSS WORLD MEDICAL, INC....................................         4,080
            600     * QUEST DIAGNOSTICS, INC....................................        43,026
            908     * QUINTILES TRANSNATIONAL CORP..............................        14,573
            100     * REGENERATION TECHNOLOGIES.................................         1,019
            200     * REGENERON PHARMACEUTICALS, INC............................         5,632
            100     * REHABCARE GROUP, INC......................................         2,960
            355     * RENAL CARE GROUP, INC.....................................        11,396
            334     * RESMED, INC...............................................        18,009
            300     * RESPIRONICS, INC..........................................        10,392
            100     * RIBOZYME PHARMACEUTICALS, INC.............................           457
            200     * RIGEL PHARMACEUTICALS, INC................................           930
            100     * SANGAMO BIOSCIENCES, INC..................................           934
            100     * SANGSTAT MEDICAL CORP.....................................         1,964
         12,085       SCHERING-PLOUGH CORP......................................       432,764
            396     * SCIOS, INC................................................         9,413
            100     * SEATTLE GENETICS, INC.....................................           570
            100     * SELECT MEDICAL CORP.......................................         1,608
            600     * SEPRACOR, INC.............................................        34,236
            200     * SEQUENOM, INC.............................................         2,134
            234     * SEROLOGICALS CORP.........................................         5,031
          2,300     * SERVICE CORP INTERNATIONAL................................        11,477
            400     * SICOR, INC................................................         6,272
            200     * SIERRA HEALTH SERVICES, INC...............................         1,620


        SHARES                                                                        VALUE
      ----------                                                                   -----------
            168     * SOLA INTERNATIONAL, INC...................................   $     3,259
            100     * SONOSITE, INC.............................................         2,569
            742     * ST. JUDE MEDICAL, INC.....................................        57,616
            100     * STERICYCLE, INC...........................................         6,088
            500     * STERIS CORP...............................................         9,135
            800     * STEWART ENTERPRISES, INC (CLASS A)........................         4,792
          1,109       STRYKER CORP..............................................        64,732
            100     * SUNRISE ASSISTED LIVING, INC..............................         2,911
            200     * SUPERGEN, INC.............................................         2,864
            100     * SURMODICS, INC............................................         3,646
            300     * SYBRON DENTAL SPECIALTIES, INC............................         6,474
            200     * SYNCOR INTERNATIONAL CORP.................................         5,728
            176     * TANOX, INC................................................         3,256
            300     * TARGETED GENETICS CORP....................................           813
            300     * TECHNE CORP...............................................        11,055
            200     * TELIK, INC................................................         2,700
          2,653     * TENET HEALTHCARE CORP.....................................       155,784
            300     * TEXAS BIOTECHNOLOGY CORP..................................         1,950
            200     * THERAGENICS CORP..........................................         1,972
            100     * THIRD WAVE TECHNOLOGIES, INC..............................           735
            283     * THORATEC CORP.............................................         4,811
            200     * TITAN PHARMACEUTICALS, INC................................         1,962
            100     * TRANSGENOMIC, INC.........................................         1,100
            200     * TRANSKARYOTIC THERAPIES, INC..............................         8,560
            589     * TRIAD HOSPITALS, INC......................................        17,287
            300     * TRIANGLE PHARMACEUTICALS, INC.............................         1,203
            300     * TRIGON HEALTHCARE, INC....................................        20,835
            100     * TRIMERIS, INC.............................................         4,497
            200     * TRIPATH IMAGING, INC......................................         1,506
            200     * TULARIK, INC..............................................         4,804
            800     * U.S. ONCOLOGY, INC........................................         6,032
            100     * UNITED THERAPEUTICS CORP..................................         1,041
          2,577       UNITEDHEALTH GROUP, INC...................................       182,374
            374     * UNIVERSAL HEALTH SERVICES, INC (CLASS B)..................        16,000
             80     * UROLOGIX, INC.............................................         1,604
            200     * VALENTIS, INC.............................................           620
            248     * VARIAN MEDICAL SYSTEMS, INC...............................        17,672
            204     * VARIAN, INC...............................................         6,618
            400     * VASOMEDICAL, INC..........................................         1,480
            100     * VAXGEN, INC...............................................         1,160
            100     * VENTANA MEDICAL SYSTEMS, INC..............................         2,262
            500       VENTAS, INC...............................................         5,750
             66     * VENTIV HEALTH, INC........................................           242
            100     * VERSICOR, INC.............................................         2,035
            624     * VERTEX PHARMACEUTICALS, INC...............................        15,344
            204     * VIASYS HEALTHCARE, INC....................................         4,123
            200     * VICAL, INC................................................         2,448
            262     * VIDAMED, INC..............................................         2,049
            200     * VION PHARMACEUTICALS, INC.................................           882
            132     * VIROPHARMA, INC...........................................         3,029
            400     * VISX, INC.................................................         5,300
          1,100     * WATERS CORP...............................................        42,625
            871     * WATSON PHARMACEUTICALS, INC...............................        27,341
             69     * WATSON WYATT & CO HOLDINGS................................         1,504
          2,042     * WEBMD CORP................................................        14,417
            500     * WELLPOINT HEALTH NETWORKS, INC............................        58,425
            100       X-RITE, INC...............................................           851
          1,591     * ZIMMER HOLDINGS, INC......................................        48,589
            100     * ZOLL MEDICAL CORP.........................................         3,894
                                                                                   -----------
                      TOTAL HEALTH CARE.........................................    14,471,026
                                                                                   -----------
OTHER--1.86%
            100       ABM INDUSTRIES, INC.......................................         3,135
            110     * ACACIA RESEARCH CORP......................................         1,218
            300       ACUITY BRANDS, INC........................................         3,630
            200     * ADMINISTAFF, INC..........................................         5,482
            100     * ADVO, INC.................................................         4,300
            300       ALEXANDER & BALDWIN, INC..................................         8,010
            100       AMBASSADORS INTERNATIONAL, INC............................         2,099


20  Single Premium Immediate Annuities 2001 ANNUAL REPORT    See Notes To Financial Statements

         Statement of Investments    --    STOCK INDEX FUND    --    December 31, 2001
----------------------------------------------------------------------------------------------

        SHARES                                                                        VALUE
      ----------                                                                   -----------
OTHER--(Continued)
            200       BANTA CORP................................................   $     5,904
            100     * BELL MICROPRODUCTS, INC...................................         1,262
            100       BRADY CORP (CLASS A)......................................         3,660
            100     * BRIGHT HORIZONS FAMILY SOLUTIONS, INC.....................         2,799
            400     * CAREER EDUCATION CORP.....................................        13,712
            100     * CDI CORP..................................................         1,900
          7,931     * CENDANT CORP..............................................       155,527
            100       CENTRAL PARKING CORP......................................         1,964
            600     * CENTURY BUSINESS SERVICES, INC............................         1,380
            963       CINTAS CORP...............................................        46,224
            100     * CORINTHIAN COLLEGES, INC..................................         4,089
            260     * CORPORATE EXECUTIVE BOARD CO..............................         9,542
            100     * COSTAR GROUP, INC.........................................         2,401
            400       CRANE CO..................................................        10,256
            132     * DAISYTEK INTERNATIONAL CORP...............................         1,738
            467     * DEVRY, INC................................................        13,286
          1,700       DOVER CORP................................................        63,019
            600     * DUN & BRADSTREET CORP.....................................        21,180
            200     * EDISON SCHOOLS, INC.......................................         3,930
            200     * EDUCATION MANAGEMENT CORP.................................         7,250
            100     * ESCO TECHNOLOGIES, INC....................................         3,449
            741     * EXULT, INC................................................        11,893
            100     * FAIRCHILD CORP (CLASS A)..................................           290
            100     * FIRST CONSULTING GROUP, INC...............................         1,550
            300       FIRST INDUSTRIAL REALTY TRUST, INC........................         9,330
            100     * FORRESTER RESEARCH, INC...................................         2,014
          1,200       FORTUNE BRANDS, INC.......................................        47,508
             75     * GENTIVA HEALTH SERVICES, INC..............................         1,646
            300     * GETTY IMAGES, INC.........................................         6,894
            300     * GTECH HOLDINGS CORP.......................................        13,587
          1,500       H & R BLOCK, INC..........................................        67,050
            200       HARLAND (JOHN H.) CO......................................         4,420
            100     * HEIDRICK & STRUGGLES INTERNATIONAL, INC...................         1,815
            500       HON INDUSTRIES, INC.......................................        13,825
          6,731       HONEYWELL INTERNATIONAL, INC..............................       227,642
            100     * HOTEL RESERVATIONS NETWORK, INC (CLASS A).................         4,600
            200     * HOTJOBS.COM LTD...........................................         2,078
            200     * INFOUSA, INC..............................................         1,388
            104     * ITRON, INC................................................         3,151
            600       ITT INDUSTRIES, INC.......................................        30,300
            100       KELLY SERVICES, INC (CLASS A).............................         2,189
            300     * KORN/FERRY INTERNATIONAL..................................         3,195
            350     * LABOR READY, INC..........................................         1,789
            600       LIBERTY PROPERTY TRUST....................................        17,910
          1,133       LOEWS CORP................................................        62,746
            100     * MANAGEMENT NETWORK GROUP, INC.............................           690
            600       MANPOWER, INC.............................................        20,226
            200       MATTHEWS INTERNATIONAL CORP (CLASS A).....................         4,916
            100       MCGRATH RENTCORP..........................................         3,752
            100     * MEMBERWORKS, INC..........................................         1,401
            500     * METROMEDIA INTERNATIONAL GROUP, INC.......................           405
          1,300       MOODY'S CORP..............................................        51,818
            700     * MPS GROUP, INC............................................         4,998
            106     * MSC.SOFTWARE CORP.........................................         1,654
            300       NATIONAL SERVICE INDUSTRIES, INC..........................           606
            300     * NAVIGANT CONSULTING CO....................................         1,650
            200     * NCO GROUP, INC............................................         4,580
            100       NEW ENGLAND BUSINESS SERVICES, INC........................         1,915
            100     * NEW HORIZONS WORLDWIDE, INC...............................         1,150
            200     * OFFSHORE LOGISTICS, INC...................................         3,552
            396       PITTSTON BRINK'S GROUP....................................         8,752
            100     * PREPAID LEGAL SERVICES, INC...............................         2,190
            100     * PROQUEST CO...............................................         3,391
            200     * R.H. DONNELLEY CORP.......................................         5,810
            200     * RENT-WAY, INC.............................................         1,198
          1,256     * ROBERT HALF INTERNATIONAL, INC............................        33,535
            100       ROLLINS, INC..............................................         2,000
            100     * SCHOOL SPECIALTY, INC.....................................         2,288


        SHARES                                                                        VALUE
      ----------                                                                   -----------
          2,500       SERVICEMASTER CO..........................................   $    34,500
            400     * SPHERION CORP.............................................         3,904
            300     * SPX CORP..................................................        41,070
            100       STANDARD REGISTER CO......................................         1,853
            100       STANDEX INTERNATIONAL CORP................................         2,175
            100     * STARTEK, INC..............................................         1,895
            100       STRAYER EDUCATION, INC....................................         4,872
            900       SUPERVALU, INC............................................        19,908
            200     * SYMYX TECHNOLOGIES, INC...................................         4,248
          5,501       SYSCO CORP................................................       144,236
             64       TALX CORP.................................................         1,599
            100     * TEJON RANCH CO............................................         2,391
            258       TELEFLEX, INC.............................................        12,206
            300     * TELETECH HOLDINGS, INC....................................         4,299
          1,200     * TERREMARK WORLDWIDE, INC..................................           684
            900       TEXTRON, INC..............................................        37,314
            652     * TMP WORLDWIDE, INC........................................        27,971
            200     * TRADESTATION GROUP, INC...................................           312
            100     * TRAVELOCITY.COM, INC......................................         2,871
            600     * U.S. INDUSTRIES, INC......................................         1,536
            100       UNIFIRST CORP.............................................         2,255
            100     * UNIROYAL TECHNOLOGY CORP..................................           320
            300     * UNITED STATIONERS, INC....................................        10,095
          3,927       UNITED TECHNOLOGIES CORP..................................       253,802
            400       VALSPAR CORP..............................................        15,840
            653       VIAD CORP.................................................        15,463
            100     * WACKENHUT CORP (CLASS A)..................................         2,480
            100     * WACKENHUT CORRECTIONS CORP................................         1,386
            200       WALTER INDUSTRIES, INC....................................         2,262
                                                                                   -----------
                      TOTAL OTHER...............................................     1,757,380
                                                                                   -----------
PRODUCER DURABLES--5.59%
            234     * ACTIVE POWER, INC.........................................         1,591
            500       AGCO CORP.................................................         7,890
          1,107     * ALLIED WASTE INDUSTRIES, INC..............................        15,564
            100       AMERICAN STATES WATER CO..................................         3,495
            623       AMERICAN WATER WORKS CO, INC..............................        26,010
            200       AMETEK, INC...............................................         6,378
            100       APPLIED INDUSTRIAL TECHNOLOGIES, INC......................         1,865
            100     * ASTEC INDUSTRIES, INC.....................................         1,446
            200       BALDOR ELECTRIC CO........................................         4,180
            230     * BEACON POWER CORP.........................................           299
            200       BRIGGS & STRATTON CORP....................................         8,540
            200     * BROOKS AUTOMATION, INC....................................         8,134
            100       CALIFORNIA WATER SERVICE GROUP............................         2,575
            100     * CASELLA WASTE SYSTEMS, INC (CLASS A)......................         1,481
             49     * CATALYTICA ENERGY SYSTEMS, INC............................           224
          2,773       CATERPILLAR, INC..........................................       144,889
            100       CIRCOR INTERNATIONAL, INC.................................         1,845
            200     * COINSTAR, INC.............................................         5,000
            100     * CONSOLIDATED GRAPHICS, INC................................         1,925
            700       COOPER INDUSTRIES, INC....................................        24,444
            400     * COVANTA ENERGY CORP.......................................         1,808
            253       CUMMINS, INC..............................................         9,751
            100     * CUNO, INC.................................................         3,050
            700       DANAHER CORP..............................................        42,217
          1,766       DEERE & CO................................................        77,104
            650     * DYCOM INDUSTRIES, INC.....................................        10,862
            500       EATON CORP................................................        37,205
          3,537       EMERSON ELECTRIC CO.......................................       201,963
            102     * EMEX CORP.................................................           316
            400       FEDERAL SIGNAL CORP.......................................         8,908
            100     * FLOW INTERNATIONAL CORP...................................         1,237
            400     * FLOWSERVE CORP............................................        10,644
             32       FRANKLIN ELECTRIC CO, INC.................................         2,624
            300     * FUELCELL ENERGY, INC......................................         5,442
            100     * GARDNER DENVER, INC.......................................         2,232
            338       GATX CORP.................................................        10,992
         81,867       GENERAL ELECTRIC CO.......................................     3,281,213


 See Notes To Financial Statements    2001 ANNUAL REPORT Single Premium Immediate Annuities 21

         Statement of Investments    --    STOCK INDEX FUND    --    December 31, 2001
----------------------------------------------------------------------------------------------

        SHARES                                                                        VALUE
      ----------                                                                   -----------
PRODUCER DURABLES--(Continued)
            100     * GENLYTE GROUP, INC........................................   $     2,976
            100     * GLOBAL POWER EQUIPMENT GROUP, INC.........................         1,505
            100       GORMAN-RUPP CO............................................         2,685
            600       GRAINGER (W.W.), INC......................................        28,800
            184     * H POWER CORP..............................................           574
            300       HARSCO CORP...............................................        10,290
            171     * HEADWATERS, INC...........................................         1,960
            363       HUBBELL, INC (CLASS B)....................................        10,665
            300       IDEX CORP.................................................        10,350
          1,859       ILLINOIS TOOL WORKS, INC..................................       125,891
            149     * IMAGISTICS INTERNATIONAL, INC.............................         1,840
          1,200       INGERSOLL-RAND CO.........................................        50,172
            100     * IONICS, INC...............................................         3,003
            300       JLG INDUSTRIES, INC.......................................         3,195
             85     * KADANT, INC...............................................         1,233
            200       KAYDON CORP...............................................         4,536
            200       KENNAMETAL, INC...........................................         8,054
            300       LINCOLN ELECTRIC HOLDINGS, INC............................         7,332
            100       LINDSAY MANUFACTURING CO..................................         1,935
            200     * LITTELFUSE, INC...........................................         5,248
            200     * MAGNA ENTERTAINMENT CORP (CLASS A)........................         1,403
            100     * MAGNETEK, INC.............................................           901
            200       MANITOWOC CO, INC.........................................         6,220
            100     * MAXWELL TECHNOLOGIES, INC.................................           980
            100     * MECHANICAL TECHNOLOGY, INC................................           274
            164       MILACRON, INC.............................................         2,593
            100       MINE SAFETY APPLIANCES CO.................................         4,015
          3,167       MINNESOTA MINING & MANUFACTURING CO.......................       374,371
            148       NACCO INDUSTRIES, INC (CLASS A)...........................         8,405
            200     * NATIONAL INSTRUMENTS CORP.................................         7,492
            500       NAVISTAR INTERNATIONAL CORP...............................        19,750
            500     * NEWPARK RESOURCES, INC....................................         3,950
            200       NEWPORT NEWS SHIPBUILDING, INC............................        14,250
            100       NN, INC...................................................         1,115
            200       NORDSON CORP..............................................         5,282
            477       PACCAR, INC...............................................        31,301
            914       PARKER HANNIFIN CORP......................................        41,962
            224     * PEMSTAR, INC..............................................         2,688
            687       PHILADELPHIA SUBURBAN CORP................................        15,492
            100     * PHOTON DYNAMICS, INC......................................         4,565
          1,864       PITNEY BOWES, INC.........................................        70,105
            100     * PLUG POWER, INC...........................................           874
            400     * POWER-ONE, INC............................................         4,164
            200     * QUANTA SERVICES, INC......................................         3,086
            234     * RAYOVAC CORP..............................................         4,118
            200       REGAL-BELOIT CORP.........................................         4,360
          1,300     * REPUBLIC SERVICES, INC....................................        25,961
            100       ROBBINS & MYERS, INC......................................         2,341
          1,300       ROCKWELL COLLINS, INC.....................................        25,350
          1,300       ROCKWELL INTERNATIONAL CORP...............................        23,218
            200       ROPER INDUSTRIES, INC.....................................         9,900
            100     * SAGE, INC.................................................         3,707
            200       SAUER-DANFOSS, INC........................................         1,600
             73     * SPS TECHNOLOGIES, INC.....................................         2,549
            200       STEWART & STEVENSON SERVICES, INC.........................         3,762
            100       TECUMSEH PRODUCTS CO (CLASS A)............................         5,063
            100       TENNANT CO................................................         3,710
            300     * TEREX CORP................................................         5,262
            375     * TETRA TECH, INC...........................................         7,466
             89     * TETRA TECHNOLOGIES, INC...................................         1,865
            500     * THOMAS & BETTS CORP.......................................        10,575
            400       TIMKEN CO.................................................         6,472
            100       TORO CO...................................................         4,500
            100     * TRIKON TECHNOLOGIES, INC..................................         1,175
            300       TRINITY INDUSTRIES, INC...................................         8,151
            300     * UNOVA, INC................................................         1,740
            200     * VALENCE TECHNOLOGY, INC...................................           674
            100       VALHI, INC................................................         1,270


        SHARES                                                                        VALUE
      ----------                                                                   -----------
            100       VALMONT INDUSTRIES, INC...................................   $     1,446
            218       WABTEC CORP...............................................         2,681
            200     * WASTE CONNECTIONS, INC....................................         6,198
          5,208       WASTE MANAGEMENT, INC.....................................       166,187
            100       WATTS INDUSTRIES, INC (CLASS A)...........................         1,500
          5,900       XEROX CORP................................................        61,478
                                                                                   -----------
                      TOTAL PRODUCER DURABLES...................................     5,287,104
                                                                                   -----------
TECHNOLOGY--18.88%
          2,900     * 3COM CORP.................................................        18,502
            100     * 3D SYSTEMS CORP...........................................         1,425
            200     * 3DO CO....................................................           416
            100    b* ACT MANUFACTURING, INC....................................            35
            200     * ACTEL CORP................................................         3,982
          1,529     * ACTERNA CORP..............................................         6,040
            343     * ACTIVISION, INC...........................................         8,921
            400     * ACTUATE CORP..............................................         2,108
            734     * ACXIOM CORP...............................................        12,823
            900     * ADAPTEC, INC..............................................        13,050
          6,544     * ADC TELECOMMUNICATIONS, INC...............................        30,102
            100     * ADE CORP..................................................         1,000
          1,900       ADOBE SYSTEMS, INC........................................        58,995
            200     * ADTRAN, INC...............................................         5,104
            400     * ADVANCED DIGITAL INFORMATION CORP.........................         6,416
            138     * ADVANCED ENERGY INDUSTRIES, INC...........................         3,676
            700     * ADVANCED FIBRE COMMUNICATIONS, INC........................        12,369
          2,800     * ADVANCED MICRO DEVICES, INC...............................        44,408
            200     * ADVENT SOFTWARE, INC......................................         9,990
            750     * AEROFLEX, INC.............................................        14,198
            200     * AETHER SYSTEMS, INC.......................................         1,840
            384     * AFFILIATED COMPUTER SERVICES, INC (CLASS A)...............        40,754
          4,696     * AGERE SYSTEMS, INC (CLASS A)..............................        26,720
            300     * AGILE SOFTWARE CORP.......................................         5,166
          3,840     * AGILENT TECHNOLOGIES, INC.................................       109,478
            600     * AKAMAI TECHNOLOGIES, INC..................................         3,564
            100     * ALLIANCE FIBER OPTIC PRODUCT..............................           142
            200     * ALLIANCE SEMICONDUCTOR CORP...............................         2,416
            100     * ALLOY, INC................................................         2,153
            400     * ALPHA INDUSTRIES, INC.....................................         8,720
          3,028     * ALTERA CORP...............................................        64,254
            200     * AMERICA ONLINE LATIN AMERICA, INC (CLASS A)...............           910
            300     * AMERICAN MANAGEMENT SYSTEMS, INC..........................         5,424
          1,300     * AMERICAN POWER CONVERSION CORP............................        18,798
            200     * AMERICAN SUPERCONDUCTOR CORP..............................         2,452
          1,100     * AMKOR TECHNOLOGY, INC.....................................        17,633
            300     * AMPHENOL CORP (CLASS A)...................................        14,415
            550     * ANADIGICS, INC............................................         8,388
          2,813     * ANALOG DEVICES, INC.......................................       124,869
            100       ANALOGIC CORP.............................................         3,851
            200     * ANAREN MICROWAVE, INC.....................................         3,464
            700     * ANDREW CORP...............................................        15,323
            200     * ANIXTER INTERNATIONAL, INC................................         5,802
            100     * ANSOFT CORP...............................................         1,460
            300     * ANSWERTHINK, INC..........................................         1,959
            107     * ANSYS, INC................................................         2,638
            200     * APAC CUSTOMER SERVICES, INC...............................           520
          3,149     * APPLE COMPUTER, INC.......................................        68,963
            100     * APPLIED INNOVATION, INC...................................           620
          6,710     * APPLIED MATERIALS, INC....................................       269,071
          2,346     * APPLIED MICRO CIRCUITS CORP...............................        26,557
            180     * ARBITRON, INC.............................................         6,147
            137     * AREMISSOFT CORP...........................................           134
          1,827     * ARIBA, INC................................................        11,254
            400     * ARRIS GROUP, INC..........................................         3,904
            800     * ARROW ELECTRONICS, INC....................................        23,920
            400     * ART TECHNOLOGY GROUP, INC.................................         1,392
            300     * ARTESYN TECHNOLOGIES, INC.................................         2,793
            100     * ARTISAN COMPONENTS, INC...................................         1,580
          2,650     * ASCENTIAL SOFTWARE CORP...................................        10,733


22  Single Premium Immediate Annuities 2001 ANNUAL REPORT    See Notes To Financial Statements

         Statement of Investments    --    STOCK INDEX FUND    --    December 31, 2001
----------------------------------------------------------------------------------------------

        SHARES                                                                        VALUE
      ----------                                                                   -----------
TECHNOLOGY--(Continued)
            157     * ASIAINFO HOLDINGS, INC....................................   $     2,735
            400     * ASPECT COMMUNICATIONS CORP................................         1,552
            300     * ASPEN TECHNOLOGY, INC.....................................         5,040
             90     * ASTROPOWER, INC...........................................         3,639
            300     * ASYST TECHNOLOGIES, INC...................................         3,828
          1,708    b* AT HOME CORP (SERIES A)...................................            10
          3,300     * ATMEL CORP................................................        24,321
            200     * ATMI, INC.................................................         4,770
            100     * AUDIOVOX CORP (CLASS A)...................................           746
            338     * AUSPEX SYSTEMS, INC.......................................           608
            400       AUTODESK, INC.............................................        14,908
          5,108       AUTOMATIC DATA PROCESSING, INC............................       300,861
            200     * AVANEX CORP...............................................         1,180
            300     * AVANT! CORP...............................................         6,147
          2,306     * AVAYA, INC................................................        28,018
            368     * AVICI SYSTEMS, INC........................................         1,071
            200     * AVID TECHNOLOGY, INC......................................         2,430
            974       AVNET, INC................................................        24,808
            409     * AVOCENT CORP..............................................         9,918
            384       AVX CORP..................................................         9,059
            200     * AWARE, INC................................................         1,660
            789     * AXCELIS TECHNOLOGIES, INC.................................        10,170
            200     * AXT, INC..................................................         2,886
            208     * BARRA, INC................................................         9,795
          2,470     * BEA SYSTEMS, INC..........................................        38,038
             80       BEI TECHNOLOGIES, INC.....................................         1,395
            100       BEL FUSE, INC (CLASS B)...................................         2,505
            200       BELDEN, INC...............................................         4,710
            200     * BENCHMARK ELECTRONICS, INC................................         3,792
            500     * BISYS GROUP, INC..........................................        31,995
            243     * BLACK BOX CORP............................................        12,850
            200     * BLUE MARTINI SOFTWARE, INC................................           602
            200       BMC INDUSTRIES, INC.......................................           412
          1,866     * BMC SOFTWARE, INC.........................................        30,546
            400     * BORLAND SOFTWARE CORP.....................................         6,264
            112     * BOSTON COMMUNICATIONS GROUP...............................         1,271
            100     * BRAUN CONSULTING, INC.....................................           355
            300     * BRIGHTPOINT, INC..........................................           942
            100     * BRIO SOFTWARE, INC........................................           288
          1,620     * BROADCOM CORP (CLASS A)...................................        66,209
          1,800     * BROADVISION, INC..........................................         4,932
          1,798     * BROCADE COMMUNICATIONS SYSTEMS, INC.......................        59,550
            100     * BSQUARE CORP..............................................           417
            200       C&D TECHNOLOGIES, INC.....................................         4,570
            400     * CABLE DESIGN TECHNOLOGIES CORP............................         5,472
            200     * CACHEFLOW, INC............................................           536
            200     * CACI INTERNATIONAL, INC (CLASS A).........................         7,897
          2,000     * CADENCE DESIGN SYSTEMS, INC...............................        43,840
            100     * CAMINUS CORP..............................................         2,300
            100     * CARREKER CORP.............................................           590
            100     * CARRIER ACCESS CORP.......................................           292
            300     * C-COR.NET CORP............................................         4,371
            100     * CELERITEK, INC............................................         1,339
            157     * CENTILLIUM COMMUNICATIONS, INC............................         1,234
            159     * CENTRA SOFTWARE, INC......................................         1,272
          1,000     * CERIDIAN CORP.............................................        18,750
            750     * CERTEGY, INC..............................................        25,665
            500     * CHECKFREE CORP............................................         9,000
            200     * CHECKPOINT SYSTEMS, INC...................................         2,680
            242     * CHIPPAC, INC..............................................         1,796
            200     * CHORDIANT SOFTWARE, INC...................................         1,582
            400     * CIBER, INC................................................         3,780
          2,652     * CIENA CORP................................................        37,950
            500     * CIRRUS LOGIC, INC.........................................         6,610
         60,428     * CISCO SYSTEMS, INC........................................     1,094,351
          1,454     * CITRIX SYSTEMS, INC.......................................        32,948
            241     * CLARENT CORP..............................................         1,289
            100     * CLICK COMMERCE, INC.......................................           316


        SHARES                                                                        VALUE
      ----------                                                                   -----------
          2,152     * CMGI, INC.................................................   $     3,508
            865     * CNET NETWORKS, INC........................................         7,759
            259     * COGNEX CORP...............................................         6,633
            100     * COGNIZANT TECHNOLOGY SOLUTIONS CORP.......................         4,098
            200       COHU, INC.................................................         3,950
          2,260     * COMMERCE ONE, INC.........................................         8,068
            400     * COMMSCOPE, INC............................................         8,508
         13,950       COMPAQ COMPUTER CORP......................................       136,152
          3,769       COMPUTER ASSOCIATES INTERNATIONAL, INC....................       129,993
            200     * COMPUTER NETWORK TECHNOLOGY CORP..........................         3,558
          1,300     * COMPUTER SCIENCES CORP....................................        63,674
          2,700     * COMPUWARE CORP............................................        31,833
          1,500     * COMVERSE TECHNOLOGY, INC..................................        33,555
            200     * CONCORD CAMERA CORP.......................................         1,584
          4,230     * CONCORD EFS, INC..........................................       138,659
            500     * CONCURRENT COMPUTER CORP..................................         7,425
             59       CONESTOGA ENTERPRISES, INC................................         1,885
          2,100     * CONEXANT SYSTEMS, INC.....................................        30,156
            100     * CONSTELLATION 3D, INC.....................................            86
            200     * CONVERA CORP..............................................           670
          1,266     * CONVERGYS CORP............................................        47,462
            100     * COORSTEK, INC.............................................         3,184
            400     * COPPER MOUNTAIN NETWORKS, INC.............................           676
            200     * CORILLIAN CORP............................................           958
          7,812     * CORNING, INC..............................................        69,683
          2,099     * CORVIS CORP...............................................         6,780
            600     * COSINE COMMUNICATIONS, INC................................           930
            200     * COVANSYS CORP.............................................         1,790
            500     * CREDENCE SYSTEMS CORP.....................................         9,285
            600     * CREE, INC.................................................        17,676
            100     * CROSSROADS SYSTEMS, INC...................................           449
            550     * CSG SYSTEMS INTERNATIONAL, INC............................        22,248
            200       CTS CORP..................................................         3,180
            200     * CYMER, INC................................................         5,346
            916     * CYPRESS SEMICONDUCTOR CORP................................        18,256
            102     * DAKTRONICS, INC...........................................           862
            100     * DATASTREAM SYSTEMS, INC...................................           617
            304     * DDI CORP..................................................         2,991
            200     * DELIA*S CORP (CLASS A)....................................         1,240
         18,745     * DELL COMPUTER CORP........................................       509,489
            600       DELUXE CORP...............................................        24,948
            200     * DIAMONDCLUSTER INTERNATIONAL, INC (CLASS A)...............         2,620
            600       DIEBOLD, INC..............................................        24,264
            200     * DIGEX, INC................................................           598
            100     * DIGIMARC CORP.............................................         1,858
            200     * DIGITAL INSIGHT CORP......................................         4,472
            100     * DIGITAL LIGHTWAVE, INC....................................           938
            200     * DIGITALTHINK, INC.........................................         2,160
            100     * DIGITAS, INC..............................................           402
            200     * DITECH COMMUNICATIONS CORP................................         1,204
          1,500     * DIVINE, INC (CLASS A).....................................         1,110
            700     * DMC STRATEX NETWORKS, INC.................................         5,446
            273     * DOCENT, INC...............................................           865
            300     * DOCUMENTUM, INC...........................................         6,516
          1,000     * DOUBLECLICK, INC..........................................        11,340
            200     * DSP GROUP, INC............................................         4,652
            500     * DST SYSTEMS, INC..........................................        24,925
             36     * DUPONT PHOTOMASKS, INC....................................         1,564
            950     * E.PIPHANY, INC............................................         8,275
            596     * EARTHLINK, INC............................................         7,253
          1,152     * EBAY, INC.................................................        77,069
            200     * ECHELON CORP..............................................         2,832
            100       EDO CORP..................................................         2,645
            375     * EFUNDS CORP...............................................         5,156
            200     * ELANTEC SEMICONDUCTOR, INC................................         7,680
            200     * ELECTRO SCIENTIFIC INDUSTRIES, INC........................         6,002
            200     * ELECTROGLAS, INC..........................................         2,954
          1,018     * ELECTRONIC ARTS, INC......................................        61,029
          3,906       ELECTRONIC DATA SYSTEMS CORP..............................       267,756


 See Notes To Financial Statements    2001 ANNUAL REPORT Single Premium Immediate Annuities 23

         Statement of Investments    --    STOCK INDEX FUND    --    December 31, 2001
----------------------------------------------------------------------------------------------

        SHARES                                                                        VALUE
      ----------                                                                   -----------
TECHNOLOGY--(Continued)
            400     * ELECTRONICS FOR IMAGING, INC..............................   $     8,924
            100     * EMBARCADERO TECHNOLOGIES, INC.............................         2,420
         18,075     * EMC CORP..................................................       242,928
            200     * EMCORE CORP...............................................         2,690
            700     * EMULEX CORP...............................................        27,657
            300     * ENGAGE, INC...............................................           132
            294     * ENTEGRIS, INC.............................................         3,222
          1,537     * ENTERASYS NETWORKS, INC...................................        13,602
            400     * ENTRUST, INC..............................................         4,076
          1,200       EQUIFAX, INC..............................................        28,980
            100     * ESPEED, INC (CLASS A).....................................           828
            200     * ESS TECHNOLOGY, INC.......................................         4,252
            200     * ESTERLINE TECHNOLOGIES CORP...............................         3,202
            300     * EXAR CORP.................................................         6,255
            100     * EXCEL TECHNOLOGY, INC.....................................         1,740
            200     * EXE TECHNOLOGIES, INC.....................................         1,018
            100     * EXTENSITY, INC............................................           218
            753     * EXTREME NETWORKS, INC.....................................         9,714
            100     * F.Y.I., INC...............................................         3,350
            100     * F5 NETWORKS, INC..........................................         2,154
            250       FAIR, ISAAC & CO, INC.....................................        15,755
            796     * FAIRCHILD SEMICONDUCTOR INTERNATIONAL, INC
                        (CLASS A)...............................................        22,447
            100     * FALCONSTOR SOFTWARE, INC..................................           906
            100     * FEI CO....................................................         3,151
            200     * FIBERCORE, INC............................................           480
            300     * FILENET CORP..............................................         6,087
          1,000     * FINISAR CORP..............................................        10,170
          3,143       FIRST DATA CORP...........................................       246,568
          1,548     * FISERV, INC...............................................        65,511
            100     * FLIR SYSTEMS, INC.........................................         3,792
            729     * FOUNDRY NETWORKS, INC.....................................         5,941
            186     * FREEMARKETS, INC..........................................         4,458
            200     * FSI INTERNATIONAL, INC....................................         1,844
          1,500     * GATEWAY, INC..............................................        12,060
            300       GENERAL CABLE CORP........................................         3,930
          1,133     * GENUITY, INC (CLASS A)....................................         1,790
            200     * GENZYME TRANSGENICS CORP..................................         1,164
            100     * GERBER SCIENTIFIC, INC....................................           930
            100     * GLOBAL IMAGING SYSTEMS, INC...............................         1,493
            260       GLOBAL PAYMENTS, INC......................................         8,944
            908     * GLOBESPAN VIRATA, INC.....................................        11,759
            220     * GRIFFON CORP..............................................         3,300
            200     * HANDSPRING, INC...........................................         1,348
            508     * HARMONIC, INC.............................................         6,106
            500       HARRIS CORP...............................................        15,255
            200       HELIX TECHNOLOGY CORP.....................................         4,510
            500       HENRY (JACK) & ASSOCIATES, INC............................        10,920
         12,989       HEWLETT-PACKARD CO........................................       266,794
            100     * HI/FN, INC................................................         1,447
            300     * HNC SOFTWARE, INC.........................................         6,180
            600     * HOMESTORE.COM, INC........................................         2,160
            200     * HUTCHINSON TECHNOLOGY, INC................................         4,644
            300     * HYPERION SOLUTIONS CORP...................................         5,958
          2,323     * I2 TECHNOLOGIES, INC......................................        18,352
            100     * IBASIS, INC...............................................           131
            300     * IDENTIX, INC..............................................         4,377
            100     * II-VI, INC................................................         1,723
          1,200       IKON OFFICE SOLUTIONS, INC................................        14,028
            300     * IMATION CORP..............................................         6,474
            200     * INDUS INTERNATIONAL, INC..................................         1,460
            100     * INET TECHNOLOGIES, INC....................................         1,057
            300     * INFOCUS CORP..............................................         6,606
            140     * INFOGRAMES, INC...........................................           993
            400     * INFONET SERVICES CORP (CLASS B)...........................           980
            500     * INFORMATICA CORP..........................................         7,255
            203     * INFORMATION RESOURCES, INC................................         1,685
          1,964     * INFOSPACE, INC............................................         4,026


        SHARES                                                                        VALUE
      ----------                                                                   -----------
            500     * INGRAM MICRO, INC (CLASS A)...............................   $     8,660
          1,000     * INKTOMI CORP..............................................         6,710
            100     * INRANGE TECHNOLOGIES CORP (CLASS B).......................         1,235
            100     * INTEGRAL SYSTEMS, INC.....................................         1,925
            205     * INTEGRATED CIRCUIT SYSTEMS, INC...........................         4,631
            900     * INTEGRATED DEVICE TECHNOLOGY, INC.........................        23,931
         55,309       INTEL CORP................................................     1,739,468
            300     * INTELIDATA TECHNOLOGIES CORP..............................           849
            100     * INTERCEPT GROUP, INC......................................         4,090
            400     * INTERDIGITAL COMMUNICATIONS CORP..........................         3,880
            400     * INTERGRAPH CORP...........................................         5,496
            300     * INTERLAND, INC............................................           633
            200     * INTERLOGIX, INC...........................................         7,734
            100     * INTERMAGNETICS GENERAL CORP...............................         2,590
          1,100     * INTERNAP NETWORK SERVICES CORP............................         1,276
         14,244       INTERNATIONAL BUSINESS MACHINES CORP......................     1,722,954
            500     * INTERNATIONAL RECTIFIER CORP..............................        17,440
          1,400     * INTERNET CAPITAL GROUP, INC...............................         1,694
            252     * INTERNET SECURITY SYSTEMS, INC............................         8,079
            764     * INTERSIL CORP (CLASS A)...................................        24,639
            100       INTER-TEL, INC............................................         1,922
            500     * INTERTRUST TECHNOLOGIES CORP..............................           615
            300     * INTERVOICE-BRITE, INC.....................................         3,840
            705     * INTERWOVEN, INC...........................................         6,867
            100     * INTRADO, INC..............................................         2,680
          1,300     * INTUIT, INC...............................................        55,614
            420     * IOMEGA CORP...............................................         3,507
            300     * IRON MOUNTAIN, INC........................................        13,140
            100     * ITXC CORP.................................................           719
            313     * IXIA......................................................         4,022
            100     * IXYS CORP.................................................           809
            815     * J.D. EDWARDS & CO.........................................        13,407
          1,212     * JABIL CIRCUIT, INC........................................        27,537
            100     * JDA SOFTWARE GROUP, INC...................................         2,235
          9,590     * JDS UNIPHASE CORP.........................................        83,241
            200     * JNI CORP..................................................         1,662
          2,079     * JUNIPER NETWORKS, INC.....................................        39,397
            102     * KANA SOFTWARE, INC........................................         1,985
            400     * KEANE, INC................................................         7,212
            100       KEITHLEY INSTRUMENTS, INC.................................         1,690
            700     * KEMET CORP................................................        12,425
            200     * KEYNOTE SYSTEMS, INC......................................         1,870
            247     * KFORCE, INC...............................................         1,554
          1,500     * KLA-TENCOR CORP...........................................        74,340
            500     * KOPIN CORP................................................         7,000
            943     * KPMG CONSULTING, INC......................................        15,626
            250     * KRONOS, INC...............................................        12,095
            400     * KULICKE & SOFFA INDUSTRIES, INC...........................         6,860
          1,000     * LAM RESEARCH CORP.........................................        23,220
            200     * LANTRONIX, INC............................................         1,264
            700     * LATTICE SEMICONDUCTOR CORP................................        14,399
            100     * LEARNING TREE INTERNATIONAL, INC..........................         2,790
            100     * LECROY CORP...............................................         1,820
            700     * LEGATO SYSTEMS, INC.......................................         9,079
            300     * LEXAR MEDIA, INC..........................................           792
            100     * LEXENT, INC...............................................           625
          1,082     * LEXMARK INTERNATIONAL, INC................................        63,838
            782     * LIBERATE TECHNOLOGIES.....................................         8,977
            159     * LIGHTBRIDGE, INC..........................................         1,932
            100     * LIGHTPATH TECHNOLOGIES, INC (CLASS A).....................           355
          2,600       LINEAR TECHNOLOGY CORP....................................       101,504
            100     * LOUDCLOUD, INC............................................           424
          2,751     * LSI LOGIC CORP............................................        43,411
            400     * LTX CORP..................................................         8,376
         27,970     * LUCENT TECHNOLOGIES, INC..................................       175,931
            520     * MACROMEDIA, INC...........................................         9,256
            300     * MACROVISION CORP..........................................        10,566
            300     * MAIL-WELL, INC............................................         1,230
             70     * MANHATTAN ASSOCIATES, INC.................................         2,041


24  Single Premium Immediate Annuities 2001 ANNUAL REPORT    See Notes To Financial Statements

         Statement of Investments    --    STOCK INDEX FUND    --    December 31, 2001
----------------------------------------------------------------------------------------------

        SHARES                                                                        VALUE
      ----------                                                                   -----------
TECHNOLOGY--(Continued)
            100     * MANUFACTURERS SERVICES LTD................................   $       625
            400     * MANUGISTICS GROUP, INC....................................         8,432
            250     * MAPINFO CORP..............................................         3,923
            173     * MASTEC, INC...............................................         1,202
            180     * MATRIXONE, INC............................................         2,338
          2,513     * MAXIM INTEGRATED PRODUCTS, INC............................       131,958
          1,460     * MAXTOR CORP...............................................         9,256
            185     * MCDATA CORP (CLASS A).....................................         4,533
            100     * MCSI, INC.................................................         2,345
            100     * MEASUREMENT SPECIALTIES, INC..............................           941
            300     * MEMC ELECTRONIC MATERIALS, INC............................         1,065
            500     * MENTOR GRAPHICS CORP......................................        11,785
            173     * MERCURY COMPUTER SYSTEMS, INC.............................         6,766
            642     * MERCURY INTERACTIVE CORP..................................        21,815
             96     * MERIX CORP................................................         1,656
            200     * METASOLV, INC.............................................         1,572
            300     * METAWAVE COMMUNICATIONS CORP..............................           936
            300       METHODE ELECTRONICS, INC (CLASS A)........................         2,400
            333     * METTLER-TOLEDO INTERNATIONAL, INC.........................        17,266
            460     * MICREL, INC...............................................        12,066
            100     * MICRO GENERAL CORP........................................         1,371
          1,128     * MICROCHIP TECHNOLOGY, INC.................................        43,699
            600     * MICROMUSE, INC............................................         9,000
          4,438     * MICRON TECHNOLOGY, INC....................................       137,578
            200     * MICROSEMI CORP............................................         5,940
         36,047     * MICROSOFT CORP............................................     2,388,114
            200     * MICROSTRATEGY, INC........................................           770
            170     * MICROTUNE, INC............................................         3,988
            100     * MICROVISION, INC..........................................         1,424
            200     * MIPS TECHNOLOGIES, INC (CLASS A)..........................         1,728
            138     * MIPS TECHNOLOGIES, INC (CLASS B)..........................         1,101
            176     * MKS INSTRUMENTS, INC......................................         4,757
          1,100       MOLEX, INC................................................        34,045
         18,309       MOTOROLA, INC.............................................       275,001
            100     * MRO SOFTWARE, INC.........................................         2,338
            643     * MRV COMMUNICATIONS, INC...................................         2,726
            154       MTS SYSTEMS CORP..........................................         1,557
            200     * MULTEX.COM, INC...........................................           900
            100     * NANOMETRICS, INC..........................................         1,940
          1,400     * NATIONAL SEMICONDUCTOR CORP...............................        43,106
            100     * NAVIGANT INTERNATIONAL, INC...............................         1,145
            800     * NCR CORP..................................................        29,488
            300       NDCHEALTH CORP............................................        10,365
            100     * NET2PHONE, INC............................................           675
            314     * NETEGRITY, INC............................................         6,079
            298     * NETIQ CORP................................................        10,507
            300     * NETRO CORP................................................         1,101
            100     * NETSCOUT SYSTEMS, INC.....................................           791
          2,360     * NETWORK APPLIANCE, INC....................................        51,613
          1,100     * NETWORK ASSOCIATES, INC...................................        28,435
            392     * NEW FOCUS, INC............................................         1,494
            300       NEWPORT CORP..............................................         5,784
            200     * NEXT LEVEL COMMUNICATIONS, INC............................           670
            300     * NMS COMMUNICATIONS CORP...................................         1,446
            100     * NORTHFIELD LABORATORIES, INC..............................           858
            100     * NOVADIGM, INC.............................................           949
          2,867     * NOVELL, INC...............................................        13,160
          1,079     * NOVELLUS SYSTEMS, INC.....................................        42,567
            100     * NU HORIZONS ELECTRONICS CORP..............................         1,028
            158     * NUANCE COMMUNICATIONS, INC................................         1,438
            191     * NUMERICAL TECHNOLOGIES, INC...............................         6,723
            800     * NVIDIA CORP...............................................        53,520
            200     * NYFIX, INC................................................         4,004
            400     * OAK TECHNOLOGY, INC.......................................         5,500
            300     * ON SEMICONDUCTOR CORP.....................................           621
            847     * ONI SYSTEMS CORP..........................................         5,311
            200     * ONYX SOFTWARE CORP........................................           780
          1,440     * OPENWAVE SYSTEMS, INC.....................................        14,098


        SHARES                                                                        VALUE
      ----------                                                                   -----------
            865     * OPLINK COMMUNICATIONS, INC................................   $     1,631
            100     * OPNET TECHNOLOGIES, INC...................................         1,441
         34,167     * ORACLE CORP...............................................       471,846
            100     * OTG SOFTWARE, INC.........................................         1,000
            136     * OVERTURE SERVICES, INC....................................         4,818
            200     * PACKETEER, INC............................................         1,474
          4,614     * PALM, INC.................................................        17,902
          2,179     * PARAMETRIC TECHNOLOGY CORP................................        17,018
            350       PARK ELECTROCHEMICAL CORP.................................         9,240
            300     * PAXAR CORP................................................         4,260
            300     * PAXSON COMMUNICATIONS CORP................................         3,135
          2,626       PAYCHEX, INC..............................................        91,516
            100     * PC-TEL, INC...............................................           971
            100     * PECO II, INC..............................................           596
            200     * PEGASUS SOLUTIONS, INC....................................         2,840
          2,075     * PEOPLESOFT, INC...........................................        83,415
          1,378     * PEREGRINE SYSTEMS, INC....................................        20,436
            100     * PERFORMANCE TECHNOLOGIES, INC.............................         1,332
            200     * PERICOM SEMICONDUCTOR CORP................................         2,900
            500     * PEROT SYSTEMS CORP (CLASS A)..............................        10,210
            200     * PHOENIX TECHNOLOGIES LTD..................................         2,328
            200     * PHOTRONICS, INC...........................................         6,270
            200       PIONEER-STANDARD ELECTRONICS, INC.........................         2,540
            212     * PIXELWORKS, INC...........................................         3,405
             77     * PLANAR SYSTEMS, INC.......................................         1,625
            288     * PLANTRONICS, INC..........................................         7,384
            300     * PLEXUS CORP...............................................         7,968
            100     * PLX TECHNOLOGY, INC.......................................         1,261
          1,400     * PMC-SIERRA, INC...........................................        29,764
            741     * POLYCOM, INC..............................................        25,490
            100     * POMEROY COMPUTER RESOURCES, INC...........................         1,350
            700     * PORTAL SOFTWARE, INC......................................         1,456
            100     * POWELL INDUSTRIES, INC....................................         1,877
            200     * POWER INTEGRATIONS, INC...................................         4,568
            500     * POWERWAVE TECHNOLOGIES, INC...............................         8,640
            200     * PRI AUTOMATION, INC.......................................         4,090
            100     * PROBUSINESS SERVICES, INC.................................         1,880
            300     * PROFIT RECOVERY GROUP INTERNATIONAL, INC..................         2,445
            300     * PROGRESS SOFTWARE CORP....................................         5,184
            248     * PROTON ENERGY SYSTEMS.....................................         2,046
            200     * PROXIM, INC...............................................         1,984
            200     * PUMATECH, INC.............................................           516
            805     * QLOGIC CORP...............................................        35,831
            101     * QRS CORP..................................................         1,424
          6,274     * QUALCOMM, INC.............................................       316,837
          1,670     * QUANTUM CORP (DLT & STORAGE GROUP)........................        16,450
            295     * QUEST SOFTWARE, INC.......................................         6,522
            100     * RADIANT SYSTEMS, INC......................................         1,150
            100     * RADISYS CORP..............................................         1,966
            200     * RAINBOW TECHNOLOGIES, INC.................................         1,480
            700     * RAMBUS, INC...............................................         5,593
          1,600     * RATIONAL SOFTWARE CORP....................................        31,200
            991     * READ-RITE CORP............................................         6,551
            732     * REALNETWORKS, INC.........................................         4,348
            242     * RED HAT, INC..............................................         1,718
          1,134     * REDBACK NETWORKS, INC.....................................         4,479
            100     * REGISTER.COM, INC.........................................         1,150
            100     * RENAISSANCE LEARNING, INC.................................         3,047
            100     * RESEARCH FRONTIERS, INC...................................         1,676
            417     * RETEK, INC................................................        12,456
            411       REYNOLDS & REYNOLDS CO (CLASS A)..........................         9,967
          1,075     * RF MICRO DEVICES, INC.....................................        20,672
            986     * RIVERSTONE NETWORKS, INC..................................        16,368
            100     * ROGERS CORP...............................................         3,030
            100     * ROXIO, INC................................................         1,655
            750     * RSA SECURITY, INC.........................................        13,095
            100     * RUDOLPH TECHNOLOGIES, INC.................................         3,432
            500     * S1 CORP...................................................         8,090
            250     * SABA SOFTWARE, INC........................................         1,305


 See Notes To Financial Statements    2001 ANNUAL REPORT Single Premium Immediate Annuities 25

         Statement of Investments    --    STOCK INDEX FUND    --    December 31, 2001
----------------------------------------------------------------------------------------------

        SHARES                                                                        VALUE
      ----------                                                                   -----------
TECHNOLOGY--(Continued)
            900     * SAFEGUARD SCIENTIFICS, INC................................   $     3,150
            100     * SANCHEZ COMPUTER ASSOCIATES, INC..........................           855
            605     * SANDISK CORP..............................................         8,712
          4,316     * SANMINA-SCI CORP..........................................        85,888
            700     * SAPIENT CORP..............................................         5,404
            100     * SATCON TECHNOLOGY CORP....................................           520
            100     * SBS TECHNOLOGIES, INC.....................................         1,457
             42     * SCANSOURCE, INC...........................................         1,999
          1,300       SCIENTIFIC-ATLANTA, INC...................................        31,122
            100     * SCM MICROSYSTEMS, INC.....................................         1,464
            100     * SEACHANGE INTERNATIONAL, INC..............................         3,412
            200     * SECURE COMPUTING CORP.....................................         4,110
            175     * SEEBEYOND TECHNOLOGY CORP.................................         1,698
            100     * SELECTICA, INC............................................           605
            100     * SEMITOOL, INC.............................................         1,148
            462     * SEMTECH CORP..............................................        16,489
            100     * SERENA SOFTWARE, INC......................................         2,174
          3,100     * SIEBEL SYSTEMS, INC.......................................        86,738
            100     * SIGNALSOFT CORP...........................................           447
          1,500     * SILICON GRAPHICS, INC.....................................         3,150
            400     * SILICON IMAGE, INC........................................         1,504
            100     * SILICON LABORATORIES, INC.................................         3,371
            600     * SILICON STORAGE TECHNOLOGY, INC...........................         5,784
            200     * SIPEX CORP................................................         2,570
            100     * SIRENZA MICRODEVICES, INC.................................           609
            300     * SITEL CORP................................................           720
          5,243     * SOLECTRON CORP............................................        59,141
            200     * SOMERA COMMUNICATIONS, INC................................         1,510
            700     * SONICBLUE, INC............................................         2,828
            280     * SONICWALL, INC............................................         5,443
          1,316     * SONUS NETWORKS, INC.......................................         6,080
            100     * SORRENTO NETWORKS CORP....................................           359
            100     * SPECTRALINK CORP..........................................         1,713
            100     * SPECTRIAN CORP............................................         1,103
            180     * SPEECHWORKS INTERNATIONAL, INC............................         2,025
            100     * SPSS, INC.................................................         1,775
            100     * STANDARD MICROSYSTEMS CORP................................         1,552
            500     * STARBASE CORP.............................................           340
            300     * STARMEDIA NETWORK, INC....................................           114
            800     * STORAGE TECHNOLOGY CORP...................................        16,536
            437     * STORAGENETWORKS, INC......................................         2,701
            453     * STRATOS LIGHTWAVE, INC....................................         2,786
         26,620     * SUN MICROSYSTEMS, INC.....................................       327,426
          2,300     * SUNGARD DATA SYSTEMS, INC.................................        66,539
            100     * SUPERTEX, INC.............................................         1,751
            200     * SUPPORT.COM, INC..........................................         1,254
            100     * SUREBEAM CORP (CLASS A)...................................         1,047
            854     * SYBASE, INC...............................................        13,459
          1,136     * SYCAMORE NETWORKS, INC....................................         6,089
            200     * SYKES ENTERPRISES, INC....................................         1,868
            600     * SYMANTEC CORP.............................................        39,798
          2,150       SYMBOL TECHNOLOGIES, INC..................................        34,142
            350     * SYMMETRICOM, INC..........................................         2,664
            452     * SYNOPSYS, INC.............................................        26,700
            100     * SYNPLICITY, INC...........................................         1,349
            200     * SYSTEMS & COMPUTER TECHNOLOGY CORP........................         2,068
            300     * TAKE-TWO INTERACTIVE SOFTWARE, INC........................         4,851
            400     * TECH DATA CORP............................................        17,312
            200       TECHNITROL, INC...........................................         5,524
            400     * TEKELEC...................................................         7,244
            700     * TEKTRONIX, INC............................................        18,046
          3,649     * TELLABS, INC..............................................        54,589
            100     * TELLIUM, INC..............................................           623
          1,534     * TERADYNE, INC.............................................        46,235
            500     * TERAYON COMMUNICATION SYSTEMS, INC........................         4,136
         14,190       TEXAS INSTRUMENTS, INC....................................       397,320
            100     * THERMA-WAVE, INC..........................................         1,492
          1,497     * THERMO ELECTRON CORP......................................        35,718


        SHARES                                                                        VALUE
      ----------                                                                   -----------
            200     * THREE-FIVE SYSTEMS, INC...................................   $     3,182
            467     * TIBCO SOFTWARE, INC.......................................         6,972
            500     * TITAN CORP................................................        12,475
            100     * TIVO, INC.................................................           655
            100     * TOLLGRADE COMMUNICATIONS, INC.............................         3,335
            300       TOTAL SYSTEM SERVICES, INC................................         6,354
            300     * TRANSACTION SYSTEMS ARCHITECTS, INC (CLASS A).............         3,678
            691     * TRANSMETA CORP............................................         1,582
            700     * TRANSWITCH CORP...........................................         3,150
            200     * TRIMBLE NAVIGATION LTD....................................         3,242
            100     * TRIPATH TECHNOLOGY, INC...................................           171
          1,135     * TRIQUINT SEMICONDUCTOR, INC...............................        13,915
            200     * TRIZETTO GROUP, INC.......................................         2,624
            100     * TTM TECHNOLOGIES, INC.....................................         1,012
            200     * TURNSTONE SYSTEMS, INC....................................           794
            100    b* U.S. WIRELESS CORP........................................             0
            300     * UCAR INTERNATIONAL, INC...................................         3,210
            100     * ULTICOM, INC..............................................         1,006
             64     * ULTIMATE ELECTRONICS, INC.................................         1,920
            200     * ULTRATECH STEPPER, INC....................................         3,304
          2,600     * UNISYS CORP...............................................        32,604
            300     * UNIVERSAL ACCESS GLOBAL HOLDINGS, INC.....................         1,407
            100     * UNIVERSAL DISPLAY CORP....................................           910
            450     * USINTERNETWORKING, INC....................................            90
            265     * UTSTARCOM, INC............................................         7,553
            300     * VA SOFTWARE CORP..........................................           735
            342     * VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES, INC............        11,830
            200     * VEECO INSTRUMENTS, INC....................................         7,210
          1,901     * VERISIGN, INC.............................................        72,314
          3,278     * VERITAS SOFTWARE CORP.....................................       146,953
            200     * VERITY, INC...............................................         4,050
            700     * VERTICALNET, INC..........................................           980
            236     * VIALTA, INC (CLASS A).....................................           293
            400     * VIASYSTEMS GROUP, INC.....................................           252
            100     * VICOR CORP................................................         1,620
            300     * VIEWPOINT CORP............................................         2,043
          2,003     * VIGNETTE CORP.............................................        10,756
            100     * VIRAGE LOGIC CORP.........................................         1,923
          1,067     * VISHAY INTERTECHNOLOGY, INC...............................        20,807
            200     * VISUAL NETWORKS, INC......................................           924
          1,600     * VITESSE SEMICONDUCTOR CORP................................        19,888
            500     * VITRIA TECHNOLOGY, INC....................................         3,195
            100     * VOLT INFORMATION SCIENCES, INC............................         1,710
            300       WALLACE COMPUTER SERVICES, INC............................         5,697
            200     * WATCHGUARD TECHNOLOGIES, INC..............................         1,302
            400     * WAVE SYSTEMS CORP (CLASS A)...............................           896
            127     * WEBEX COMMUNICATIONS, INC.................................         3,156
            152     * WEBMETHODS, INC...........................................         2,548
             90     * WEBSENSE, INC.............................................         2,886
            200     * WESCO INTERNATIONAL, INC..................................           990
          1,500     * WESTERN DIGITAL CORP......................................         9,405
            400     * WESTERN MULTIPLEX CORP (CLASS A)..........................         2,160
             57     * WILSON GREATBATCH TECHNOLOGIES, INC.......................         2,058
            492     * WIND RIVER SYSTEMS, INC...................................         8,812
            200     * WIRELESS FACILITIES, INC..................................         1,346
            100     * WITNESS SYSTEMS, INC......................................         1,332
            100     * WJ COMMUNICATIONS, INC....................................           365
            100       WOODHEAD INDUSTRIES, INC..................................         1,588
            200     * XICOR, INC................................................         2,220
          2,646     * XILINX, INC...............................................       103,326
            300     * XYBERNAUT CORP............................................           714
          2,789     * YAHOO!, INC...............................................        49,477
            200     * ZEBRA TECHNOLOGIES CORP (CLASS A).........................        11,102
            100     * ZIXIT CORP................................................           506
            100     * ZORAN CORP................................................         3,264
            100     * ZYGO CORP.................................................         1,590
                                                                                   -----------
                      TOTAL TECHNOLOGY..........................................    17,850,094
                                                                                   -----------


26  Single Premium Immediate Annuities 2001 ANNUAL REPORT    See Notes To Financial Statements

         Statement of Investments    --    STOCK INDEX FUND    --    December 31, 2001
----------------------------------------------------------------------------------------------

        SHARES                                                                        VALUE
      ----------                                                                   -----------
TRANSPORTATION--1.05%
            400       AIRBORNE, INC.............................................         5,932
            400     * AIRTRAN HOLDINGS, INC.....................................         2,640
            200     * ALASKA AIR GROUP, INC.....................................         5,820
            200     * AMERICA WEST HOLDINGS CORP (CLASS B)......................           700
          1,300     * AMR CORP..................................................        28,821
            200     * ARKANSAS BEST CORP........................................         5,764
            300     * ATLANTIC COAST AIRLINES HOLDINGS, INC.....................         6,987
            100     * ATLAS AIR WORLDWIDE HOLDINGS, INC.........................         1,465
            199     * BE AEROSPACE, INC.........................................         1,825
          3,143       BURLINGTON NORTHERN SANTA FE CORP.........................        89,670
            491       C.H. ROBINSON WORLDWIDE, INC..............................        14,197
            365       CNF, INC..................................................        12,246
            100     * CONSOLIDATED FREIGHTWAYS CORP.............................           509
            420     * CONTINENTAL AIRLINES, INC (CLASS B).......................        11,008
            100     * COVENANT TRANSPORT, INC (CLASS A).........................         1,596
          1,600       CSX CORP..................................................        56,080
          1,000       DELTA AIR LINES, INC......................................        29,260
            300     * EGL, INC..................................................         4,185
            400       EXPEDITORS INTERNATIONAL OF WASHINGTON, INC...............        22,780
          2,434     * FEDEX CORP................................................       126,276
            133       FLORIDA EAST COAST INDUSTRIES, INC (CLASS A)..............         3,079
            100     * FORWARD AIR CORP..........................................         3,392
            550     * FRONTIER AIRLINES, INC....................................         9,350
            125     * HEARTLAND EXPRESS, INC....................................         3,471
            100     * HUNT (J.B.) TRANSPORT SERVICES, INC.......................         2,320
            750     * KANSAS CITY SOUTHERN INDUSTRIES, INC......................        10,598
            121     * KNIGHT TRANSPORTATION, INC................................         2,272
            100     * LANDSTAR SYSTEM, INC......................................         7,251
            200     * MESA AIR GROUP, INC.......................................         1,504
            100     * MESABA HOLDINGS, INC......................................           712
            100     * MIDWEST EXPRESS HOLDINGS, INC.............................         1,460
          3,200       NORFOLK SOUTHERN CORP.....................................        58,656
            400     * NORTHWEST AIRLINES CORP...................................         6,280
            200       OVERSEAS SHIPHOLDING GROUP, INC...........................         4,500
            124     * RAILAMERICA, INC..........................................         1,793
            100       ROADWAY CORP..............................................         3,670
            434       RYDER SYSTEM, INC.........................................         9,613
          1,105     * SABRE HOLDINGS CORP.......................................        46,797
            200       SHURGARD STORAGE CENTERS, INC (CLASS A)...................         6,400
            400       SKYWEST, INC..............................................        10,180
          6,338       SOUTHWEST AIRLINES CO.....................................       117,126
            470     * SWIFT TRANSPORTATION CO, INC..............................        10,110
            600     * U.S. AIRWAYS GROUP, INC...................................         3,804
            400     * UAL CORP..................................................         5,400
          1,964       UNION PACIFIC CORP........................................       111,948
          1,930       UNITED PARCEL SERVICE, INC (CLASS B)......................       105,185
            200       USFREIGHTWAYS CORP........................................         6,280
            200       WERNER ENTERPRISES, INC...................................         4,860
            200     * YELLOW CORP...............................................         5,020
                                                                                   -----------
                      TOTAL TRANSPORTATION......................................       990,792
                                                                                   -----------
UTILITIES--8.51%
         29,110       A T & T CORP..............................................       528,055
            300     * A T & T LATIN AMERICA CORP (CLASS A)......................           354
         17,363     * A T & T WIRELESS SERVICES, INC............................       249,506
            300     * ADELPHIA BUSINESS SOLUTIONS, INC..........................           174
          3,501     * AES CORP..................................................        57,241
            500       AGL RESOURCES, INC........................................        11,510
            100     * AIRGATE PCS, INC..........................................         4,555
            598     * ALAMOSA HOLDINGS, INC.....................................         7,134
            100     * ALASKA COMMUNICATIONS SYSTEMS GROUP, INC..................           797
          1,034       ALLEGHENY ENERGY, INC.....................................        37,451
            798     * ALLEGIANCE TELECOM, INC...................................         6,615
            200     * ALLEN TELECOM, INC........................................         1,700
            600       ALLETE, INC...............................................        15,120
            600       ALLIANT ENERGY CORP.......................................        18,216
          2,588       ALLTEL CORP...............................................       159,757
          1,100       AMEREN CORP...............................................        46,530


        SHARES                                                                        VALUE
      ----------                                                                   -----------
          2,733       AMERICAN ELECTRIC POWER CO, INC...........................   $   118,967
          1,413     * AMERICAN TOWER CORP (CLASS A).............................        13,381
            131     * AQUILA, INC...............................................         2,240
            300       ATMOS ENERGY CORP.........................................         6,375
            400       AVISTA CORP...............................................         5,304
         15,524       BELLSOUTH CORP............................................       592,241
            200       BLACK HILLS CORP..........................................         6,768
          1,800     * BROADWING, INC............................................        17,100
          2,456     * CALPINE CORP..............................................        41,236
            100       CASCADE NATURAL GAS CORP..................................         2,205
            100     * CENTENNIAL COMMUNICATIONS CORP............................         1,024
             86       CENTRAL VERMONT PUBLIC SERVICE CORP.......................         1,436
          1,200       CENTURYTEL, INC...........................................        39,360
            100       CH ENERGY GROUP, INC......................................         4,347
            100     * CHOICE ONE COMMUNICATIONS, INC............................           350
          1,347       CINERGY CORP..............................................        45,030
          2,300     * CITIZENS COMMUNICATIONS CO................................        24,518
            400       CLECO CORP................................................         8,788
          1,100       CMS ENERGY CORP...........................................        26,433
            100     * COMMONWEALTH TELEPHONE ENTERPRISES, INC...................         4,550
            700       CONECTIV..................................................        17,143
            100       CONNECTICUT WATER SERVICE, INC............................         2,957
          1,700       CONSOLIDATED EDISON, INC..................................        68,612
          1,300       CONSTELLATION ENERGY GROUP, INC...........................        34,515
          1,607     * CROWN CASTLE INTERNATIONAL CORP...........................        17,163
            100       CT COMMUNICATIONS, INC....................................         1,651
            200     * DOBSON COMMUNICATIONS CORP (CLASS A)......................         1,708
          2,232       DOMINION RESOURCES, INC...................................       134,143
          1,000       DPL, INC..................................................        24,080
            500       DQE, INC..................................................         9,465
          1,307       DTE ENERGY CO.............................................        54,816
          6,387       DUKE ENERGY CORP..........................................       250,754
          1,900       DYNEGY, INC (CLASS A).....................................        48,450
          2,700     * EDISON INTERNATIONAL......................................        40,770
          4,222       EL PASO CORP..............................................       188,343
            400     * EL PASO ELECTRIC CO.......................................         5,800
            100       EMPIRE DISTRICT ELECTRIC CO...............................         2,100
            200       ENERGEN CORP..............................................         4,930
          1,000       ENERGY EAST CORP..........................................        18,990
          5,991     b ENRON CORP................................................         3,595
          1,552       ENTERGY CORP..............................................        60,699
            500       EQUITABLE RESOURCES, INC..................................        17,035
          2,615       EXELON CORP...............................................       125,206
          2,428       FIRSTENERGY CORP..........................................        84,931
            100     * FOCAL COMMUNICATIONS CORP.................................            61
             15     * FOCAL COMMUNICATIONS CORP WTS 12/14/07....................             0
          1,400       FPL GROUP, INC............................................        78,960
            300     * GENERAL COMMUNICATION, INC (CLASS A)......................         2,559
            100     * GOLDEN TELECOM, INC.......................................         1,167
            500       GREAT PLAINS ENERGY, INC..................................        12,600
            300       HAWAIIAN ELECTRIC INDUSTRIES, INC.........................        12,084
            100       HICKORY TECH CORP.........................................         1,695
            300       IDACORP, INC..............................................        12,180
            200     * IDT CORP..................................................         3,902
            200     * IDT CORP (CLASS B)........................................         3,322
            100     * IMPSAT FIBER NETWORKS, INC................................            18
            400     * ITC DELTACOM, INC.........................................           348
          1,100       KEYSPAN CORP..............................................        38,115
            744       KINDER MORGAN, INC........................................        41,433
            147     * L-3 COMMUNICATIONS HOLDINGS, INC..........................        13,230
            200       LACLEDE GROUP, INC........................................         4,780
            257     * LEAP WIRELESS INTERNATIONAL, INC..........................         5,389
          2,600     * LEVEL 3 COMMUNICATIONS, INC...............................        13,000
            100       MADISON GAS & ELECTRIC CO.................................         2,645
          4,194     * MCLEODUSA, INC (CLASS A)..................................         1,552
            600       MDU RESOURCES GROUP, INC..................................        16,890
            200    b* METRICOM, INC.............................................            12
          4,200     * METROMEDIA FIBER NETWORK, INC (CLASS A)...................         1,848
          2,758     * MIRANT CORP...............................................        44,183


 See Notes To Financial Statements    2001 ANNUAL REPORT Single Premium Immediate Annuities 27

         Statement of Investments    --    STOCK INDEX FUND    --    December 31, 2001
----------------------------------------------------------------------------------------------

        SHARES                                                                        VALUE
      ----------                                                                   -----------
UTILITIES--(Continued)
            800     * MONTANA POWER CO..........................................   $     4,600
            700       NATIONAL FUEL GAS CO......................................        17,290
            100     * NEON COMMUNICATIONS, INC..................................           271
            100     * NETWORK PLUS CORP.........................................           116
            100       NEW JERSEY RESOURCES CORP.................................         4,680
            333     * NEWPOWER HOLDINGS, INC....................................           246
          4,426     * NEXTEL COMMUNICATIONS, INC (CLASS A)......................        48,509
            400     * NEXTEL PARTNERS, INC (CLASS A)............................         4,800
          1,222     * NIAGARA MOHAWK HOLDINGS, INC..............................        21,666
            440       NICOR, INC................................................        18,322
          1,694       NISOURCE, INC.............................................        39,064
            305     * NISOURCE, INC (SAILS).....................................           708
            100       NORTH PITTSBURGH SYSTEMS, INC.............................         1,850
          1,200       NORTHEAST UTILITIES.......................................        21,156
            200       NORTHWEST NATURAL GAS CO..................................         5,100
            200       NORTHWESTERN CORP.........................................         4,210
            438     * NRG ENERGY, INC...........................................         6,789
            400       NSTAR.....................................................        17,940
            100     * NTELOS, INC...............................................         1,549
          1,273     * NTL, INC..................................................         1,197
            100       NUI CORP..................................................         2,370
            600       OGE ENERGY CORP...........................................        13,848
            400       ONEOK, INC................................................         7,136
            310     * ORION POWER HOLDINGS......................................         8,091
            200       OTTER TAIL CORP...........................................         5,828
          3,200     * P G & E CORP..............................................        61,568
            300       PEOPLES ENERGY CORP.......................................        11,379
            200     * PETROQUEST ENERGY, INC....................................         1,064
            300       PIEDMONT NATURAL GAS CO, INC..............................        10,740
            300     * PINNACLE HOLDINGS, INC....................................           102
            734       PINNACLE WEST CAPITAL CORP................................        30,718
            300       PNM RESOURCES, INC........................................         8,385
            800       POTOMAC ELECTRIC POWER CO.................................        18,056
          1,200       PPL CORP..................................................        41,820
            400     * PRICE COMMUNICATIONS CORP.................................         7,636
          1,838       PROGRESS ENERGY, INC......................................        82,765
            600     * PROGRESS ENERGY, INC (CVO)................................           270
          1,670       PUBLIC SERVICE ENTERPRISE GROUP, INC......................        70,457
            700       PUGET ENERGY, INC.........................................        15,323
            600       QUESTAR CORP..............................................        15,030
            100     * QUICKSILVER RESOURCES, INC................................         1,905
         11,074       QWEST COMMUNICATIONS INTERNATIONAL, INC...................       156,476
            400     * RCN CORP..................................................         1,172
          2,200       RELIANT ENERGY, INC.......................................        58,344
            389     * RELIANT RESOURCES, INC....................................         6,422
            258       RGS ENERGY GROUP, INC.....................................         9,701
             78     * RURAL CELLULAR CORP (CLASS A).............................         1,736
            300     * SBA COMMUNICATIONS CORP...................................         3,906
         27,673       SBC COMMUNICATIONS, INC...................................     1,083,951
            852       SCANA CORP................................................        23,711
            100       SEMCO ENERGY, INC.........................................         1,075
          1,700       SEMPRA ENERGY.............................................        41,735
            800       SIERRA PACIFIC RESOURCES..................................        12,040
            100       SOUTH JERSEY INDUSTRIES, INC..............................         3,260
          5,626       SOUTHERN CO...............................................       142,619
            320     * SOUTHERN UNION CO.........................................         6,035
            200       SOUTHWEST GAS CORP........................................         4,470
            200     * SOUTHWESTERN ENERGY CO....................................         2,080
            500     * SPECTRASITE HOLDINGS, INC.................................         1,795
          6,409       SPRINT CORP (FON GROUP)...................................       128,693
          5,343     * SPRINT CORP (PCS GROUP)...................................       130,423
          1,100       TECO ENERGY, INC..........................................        28,864
            537     * TELECORP PCS, INC (CLASS A)...............................         6,696
            388       TELEPHONE & DATA SYSTEMS, INC.............................        34,823
            500     * TIME WARNER TELECOM, INC (CLASS A)........................         8,845
            266     * TRITON PCS HOLDINGS, INC (CLASS A)........................         7,807
          2,163       TXU CORP..................................................       101,985
            100     * U.S. CELLULAR CORP........................................         4,525



  SHARES/PRINCIPAL                                                                    VALUE
  ----------------                                                                 -----------
            227     * U.S. UNWIRED, INC (CLASS A)...............................   $     2,311
            524     * UBIQUITEL, INC............................................         3,904
            200       UGI CORP..................................................         6,040
            100       UIL HOLDINGS CORP.........................................         5,130
            300       UNISOURCE ENERGY CORP.....................................         5,457
          1,150       UTILICORP UNITED, INC.....................................        28,946
            533       VECTREN CORP..............................................        12,781
         22,400       VERIZON COMMUNICATIONS, INC...............................     1,063,104
            100     * WEST CORP.................................................         2,494
            350       WESTERN GAS RESOURCES, INC................................        11,312
            600       WESTERN RESOURCES, INC....................................        10,320
            500     * WESTERN WIRELESS CORP (CLASS A)...........................        14,125
            400       WGL HOLDINGS, INC.........................................        11,628
          3,660     * WILLIAMS COMMUNICATIONS GROUP, INC........................         8,601
          4,149       WILLIAMS COS, INC.........................................       105,882
            937       WISCONSIN ENERGY CORP.....................................        21,139
            997       WORLDCOM, INC (MCI GROUP).................................        12,662
         24,532     * WORLDCOM, INC (WORLDCOM GROUP)............................       345,337
            200       WPS RESOURCES CORP........................................         7,310
          2,785       XCEL ENERGY, INC..........................................        77,256
          1,918     * XO COMMUNICATIONS, INC (CLASS A)..........................           184
                                                                                   -----------
                      TOTAL UTILITIES...........................................     8,039,863
                                                                                   -----------
                      TOTAL COMMON STOCK
                        (Cost $104,624,557).....................................    93,998,894
                                                                                   -----------
SHORT TERM INVESTMENT--0.74%
U.S. GOVERNMENT AND AGENCY--0.74%
                      FEDERAL HOME LOAN BANK (FHLB)
       $700,000         1.510%, 01/02/02........................................       699,971
                                                                                   -----------
                      TOTAL SHORT TERM INVESTMENT
                        (Cost $699,971).........................................       699,971
                                                                                   -----------
                      TOTAL PORTFOLIO--100.19%
                        (Cost $105,324,528).....................................    94,698,865

                      OTHER ASSETS & LIABILITIES, NET--(0.19%)..................     (182,305)
                                                                                   -----------
                      NET ASSETS--100.00%.......................................   $94,516,560
                                                                                   ===========

------------
* Non-income producing
b In bankruptcy

At December 31, 2001, the aggregate cost of portfolio investments for federal income tax purposes was $107,890,346. Net unrealized depreciation of portfolio investments aggregated $13,191,481 of which $9,211,076 related to appreciated portfolio investments and $22,402,557 related to depreciated portfolio investments.


28  Single Premium Immediate Annuities 2001 ANNUAL REPORT    See Notes To Financial Statements

        Statement of Investments    --    GROWTH EQUITY FUND    --    December 31, 2001
----------------------------------------------------------------------------------------------

       SHARES                                                                         VALUE
     ----------                                                                    -----------
COMMON STOCK--99.13%
AEROSPACE AND DEFENSE--0.58%
          1,600       BOEING CO.................................................   $    62,048
            900     * ECHOSTAR COMMUNICATIONS CORP (CLASS A)....................        24,723
         12,500     * GENERAL MOTORS CORP (CLASS H).............................       193,125
            100       HEICO CORP................................................         1,507
            100     * LADISH CO, INC............................................         1,092
            100     * PEGASUS COMMUNICATIONS CORP...............................         1,041
            462       PERKINELMER, INC..........................................        16,179
            200     * TELEDYNE TECHNOLOGIES, INC................................         3,258
            100     * VIASAT, INC...............................................         1,560
                                                                                   -----------
                      TOTAL AEROSPACE AND DEFENSE...............................       304,533
                                                                                   -----------
BASIC INDUSTRIES--0.34%
            300       ALCOA, INC................................................        10,665
            200     * AMERICAN STANDARD COS, INC................................        13,646
            100       ARCH COAL, INC............................................         2,270
            200       AVERY DENNISON CORP.......................................        11,306
            265       BARRICK GOLD CORP (U.S.)..................................         4,227
            100       BLACK & DECKER CORP.......................................         3,773
            100     * CABOT MICROELECTRONICS CORP...............................         7,925
            100       CAMBREX CORP..............................................         4,360
            100       CLARCOR, INC..............................................         2,715
            100     * COLLINS & AIKMAN CORP.....................................           770
            100       CONSOL ENERGY, INC........................................         2,484
            100     * CORVAS INTERNATIONAL, INC.................................           655
            295     * DAL-TILE INTERNATIONAL, INC...............................         6,859
            100     * DIONEX CORP...............................................         2,551
            300     * EARTHSHELL CORP...........................................           600
            500       ECOLAB, INC...............................................        20,125
            100     * ENERGY CONVERSION DEVICES, INC............................         1,897
            300     * FREEPORT-MCMORAN COPPER & GOLD, INC (CLASS A).............         4,017
            100     * GENTEK, INC...............................................           171
            100       GEORGIA GULF CORP.........................................         1,850
            100     * INSITUFORM TECHNOLOGIES, INC (CLASS A)....................         2,558
            300       KIMBERLY-CLARK CORP.......................................        17,940
            100     * LONE STAR TECHNOLOGIES, INC...............................         1,760
            100     * MATTSON TECHNOLOGY, INC...................................           881
            100     * MOBILE MINI, INC..........................................         3,912
            400       NEWMONT MINING CORP.......................................         7,644
            100     * OGLEBAY NORTON CO.........................................         1,550
            100       OLIN CORP.................................................         1,614
            100     * PALM HARBOR HOMES, INC....................................         2,395
            100     * PERINI CORP...............................................           700
            274       PLUM CREEK TIMBER CO, INC.................................         7,768
            100     * SCICLONE PHARMACEUTICALS, INC.............................           300
            300     * SEALED AIR CORP...........................................        12,246
            200     * SHAW GROUP, INC...........................................         4,700
            200       SOLUTIA, INC..............................................         2,804
            194     * STILLWATER MINING CO......................................         3,589
            100       WD-40 CO..................................................         2,665
                                                                                   -----------
                      TOTAL BASIC INDUSTRIES....................................       177,892
                                                                                   -----------
CONSUMER CYCLICAL--12.59%
            100     * 99 CENTS ONLY STORES......................................         3,810
            300     * ABERCROMBIE & FITCH CO (CLASS A)..........................         7,959
            102     * ACCLAIM ENTERTAINMENT, INC................................           541
            100     * ACKERLEY GROUP, INC.......................................         1,750
            390     * ACTV, INC.................................................           729
            900     * ADELPHIA COMMUNICATIONS CORP (CLASS A)....................        28,062
            100     * AMC ENTERTAINMENT, INC....................................         1,200
            225     * AMERICAN EAGLE OUTFITTERS, INC............................         5,888
         41,500     * AOL TIME WARNER, INC......................................     1,332,150
            300     * APOLLO GROUP, INC (CLASS A)...............................        13,503
            100       APPLEBEE'S INTERNATIONAL, INC.............................         3,420
            100     * ARGOSY GAMING CO..........................................         3,252
            100     * BALLY TOTAL FITNESS HOLDING CORP..........................         2,156
            100     * BEASLEY BROADCAST GROUP, INC (CLASS A)....................         1,301
          1,174     * BED BATH & BEYOND, INC....................................        39,799


        SHARES                                                                        VALUE
      ----------                                                                   -----------
            163     * BOYDS COLLECTION LTD......................................   $     1,104
            100     * BRINKER INTERNATIONAL, INC................................         2,976
            600     * CABLEVISION SYSTEMS CORP (CLASS A)........................        28,470
            100     * CALIFORNIA PIZZA KITCHEN, INC.............................         2,475
            100       CALLAWAY GOLF CO..........................................         1,915
            100     * CATALINA MARKETING CORP...................................         3,470
            100       CATO CORP (CLASS A).......................................         1,890
            100     * CEC ENTERTAINMENT, INC....................................         4,339
            100     * CHARLOTTE RUSSE HOLDING, INC..............................         1,861
            100     * CHICO'S FAS, INC..........................................         3,970
            100     * CHOICE HOTELS INTERNATIONAL, INC..........................         2,215
            150     * CHRISTOPHER & BANKS CORP..................................         5,138
          8,380     * CLEAR CHANNEL COMMUNICATIONS, INC.........................       426,626
            900     * COMCAST CORP (CLASS A) SPECIAL............................        32,400
            191     * COPART, INC...............................................         6,947
          1,530     * COX COMMUNICATIONS, INC (CLASS A).........................        64,122
            200     * COX RADIO, INC (CLASS A)..................................         5,096
            100     * CUMULUS MEDIA, INC (CLASS A)..............................         1,618
            100       DARDEN RESTAURANTS, INC...................................         3,540
            100     * DIGITAL GENERATION SYSTEMS, INC...........................           111
            150     * DIRECT FOCUS, INC.........................................         4,680
          1,000       DOLLAR GENERAL CORP.......................................        14,900
            400     * DOLLAR TREE STORES, INC...................................        12,364
            100       DONALDSON CO, INC.........................................         3,884
            100       DOW JONES & CO, INC.......................................         5,473
            100     * ENTRAVISION COMMUNICATIONS CORP (CLASS A).................         1,195
            100       FACTSET RESEARCH SYSTEMS, INC.............................         3,495
          4,400       FAMILY DOLLAR STORES, INC.................................       131,912
            100     * FOOTSTAR, INC.............................................         3,130
            100     * FOSSIL, INC...............................................         2,100
            100     * FOX ENTERTAINMENT GROUP, INC (CLASS A)....................         2,653
          2,400       GAP, INC..................................................        33,456
          3,000     * GEMSTAR-TV GUIDE INTERNATIONAL, INC.......................        83,100
            100     * GENESCO, INC..............................................         2,076
            100     * GENESISINTERMEDIA, INC....................................           590
            382     * GENTEX CORP...............................................        10,211
            100       GRACO, INC................................................         3,905
            100     * GUITAR CENTER, INC........................................         1,364
          7,500       HARLEY-DAVIDSON, INC......................................       407,325
            200     * HISPANIC BROADCASTING CORP................................         5,100
             78     * HOLLYWOOD ENTERTAINMENT CORP..............................         1,115
            100     * HOT TOPIC, INC............................................         3,139
            100     * INFORMATION HOLDINGS, INC.................................         2,831
            300     * INTERNATIONAL GAME TECHNOLOGY.............................        20,490
          1,300       INTERPUBLIC GROUP OF COS, INC.............................        38,402
            100     * INTERTAN, INC.............................................         1,256
            300       INTIMATE BRANDS, INC......................................         4,458
            100     * JACK IN THE BOX, INC......................................         2,754
            300     * JONES APPAREL GROUP, INC..................................         9,951
            100     * KEY3MEDIA GROUP, INC......................................           533
            100       KNIGHT RIDDER, INC........................................         6,493
          2,600     * KOHL'S CORP...............................................       183,144
            200     * KRISPY KREME DOUGHNUTS, INC...............................         8,840
            200       LEE ENTERPRISES, INC......................................         7,274
            214     * LIBERTY DIGITAL, INC (CLASS A)............................           740
         20,500     * LIBERTY MEDIA CORP (CLASS A)..............................       287,000
            100     * LINENS 'N THINGS, INC.....................................         2,550
            100       MARRIOTT INTERNATIONAL, INC (CLASS A).....................         4,065
            200       MAYTAG CORP...............................................         6,206
            300       MCGRAW-HILL COS, INC......................................        18,294
             63     * MEN'S WEARHOUSE, INC......................................         1,301
            250     * METRO ONE TELECOMMUNICATIONS, INC.........................         7,563
            200     * MICHAELS STORES, INC......................................         6,590
             66     * MIDWAY GAMES, INC.........................................           991
            200     * MSC INDUSTRIAL DIRECT CO (CLASS A)........................         3,950
            100     * MTR GAMING GROUP, INC.....................................         1,600
          3,400       NIKE, INC (CLASS B).......................................       191,216
             66     * OAKLEY, INC...............................................         1,073
          5,470       OMNICOM GROUP, INC........................................       488,745



 See Notes To Financial Statements    2001 ANNUAL REPORT Single Premium Immediate Annuities 29

        Statement of Investments    --    GROWTH EQUITY FUND    --    December 31, 2001
----------------------------------------------------------------------------------------------

        SHARES                                                                        VALUE
      ----------                                                                   -----------
CONSUMER CYCLICAL--(Continued)
             85     * O'REILLY AUTOMOTIVE, INC..................................   $     3,100
             68     * PACIFIC SUNWEAR OF CALIFORNIA, INC........................         1,389
            100     * PAPA JOHN'S INTERNATIONAL, INC............................         2,748
            200     * PERFORMANCE FOOD GROUP CO.................................         7,034
            200     * PINNACLE SYSTEMS, INC.....................................         1,588
            100     * PIXAR, INC................................................         3,596
            100       POLARIS INDUSTRIES, INC...................................         5,775
            162     * PRESSTEK, INC.............................................         1,486
            700     * PRIMEDIA, INC.............................................         3,045
            100     * PRIVATE MEDIA GROUP, INC..................................           980
            100     * QUIKSILVER, INC...........................................         1,720
            100     * RARE HOSPITALITY INTERNATIONAL, INC.......................         2,254
            100     * REGENT COMMUNICATIONS, INC................................           675
            200       RUBY TUESDAY, INC.........................................         4,126
            100       SCHAWK, INC...............................................         1,100
            100     * SCHOLASTIC CORP...........................................         5,033
            150     * SCP POOL CORP.............................................         4,118
            100     * SHUFFLE MASTER, INC.......................................         1,567
            200     * SIRIUS SATELLITE RADIO, INC...............................         2,326
            100     * SONIC CORP................................................         3,600
            100     * SOTHEBY'S HOLDINGS, INC (CLASS A).........................         1,661
            100     * SPANISH BROADCASTING SYSTEM, INC (CLASS A)................           989
            200     * SPORTS RESORTS INTERNATIONAL, INC.........................         1,542
          1,500     * STARBUCKS CORP............................................        28,575
            100     * STATION CASINOS, INC......................................         1,119
            250     * STEIN MART, INC...........................................         2,090
            100     * STELLENT, INC.............................................         2,956
            100     * SYLVAN LEARNING SYSTEMS, INC..............................         2,207
            100       TALBOTS, INC..............................................         3,625
            100       TANGER FACTORY OUTLET CENTERS, INC........................         2,085
          2,000       TARGET CORP...............................................        82,100
            200     * THE CHEESECAKE FACTORY, INC...............................         6,954
            100     * THQ, INC..................................................         4,847
          6,750       TIFFANY & CO..............................................       212,423
            100     * TIMBERLAND CO (CLASS A)...................................         3,708
          1,100       TJX COS, INC..............................................        43,846
            100     * TOO, INC..................................................         2,750
            108     * TOPPS CO, INC.............................................         1,312
            200     * U.S.A. NETWORKS, INC......................................         5,462
            100     * UNIVERSAL ELECTRONICS, INC................................         1,721
            600     * UNIVISION COMMUNICATIONS, INC (CLASS A)...................        24,276
            100     * VANS, INC.................................................         1,274
            100     * VASTERA, INC..............................................         1,661
         10,227     * VIACOM, INC (CLASS B).....................................       451,522
         26,900       WAL-MART STORES, INC......................................     1,548,095
            217       WILEY (JOHN) & SONS, INC (CLASS A)........................         4,998
            200     * WILLIAMS-SONOMA, INC......................................         8,580
            100     * WMS INDUSTRIES, INC.......................................         2,000
            100       WOODWARD GOVERNOR CO......................................         5,825
            200     * ZOMAX, INC................................................         1,598
                                                                                   -----------
                      TOTAL CONSUMER CYCLICAL...................................     6,610,341
                                                                                   -----------
CONSUMER NON-CYCLICAL--8.85%
            134     * 7-ELEVEN, INC.............................................         1,569
            700     * AMAZON.COM, INC...........................................         7,574
            100     * AMERICAN ITALIAN PASTA CO (CLASS A).......................         4,203
          1,600       ANHEUSER-BUSCH COS, INC...................................        72,336
            200     * AUTOZONE, INC.............................................        14,360
          7,100       AVON PRODUCTS, INC........................................       330,150
            700     * BEST BUY CO, INC..........................................        52,136
            300     * BJ'S WHOLESALE CLUB, INC..................................        13,230
            100     * BOSTON BEER CO, INC (CLASS A).............................         1,715
             87     * CADIZ, INC................................................           698
            400       CAMPBELL SOUP CO..........................................        11,948
            222     * CDW COMPUTER CENTERS, INC.................................        11,924
            100       CHURCH & DWIGHT CO, INC...................................         2,663
            200     * COACH, INC................................................         7,796
          6,800       COCA-COLA CO..............................................       320,620


        SHARES                                                                        VALUE
      ----------                                                                   -----------
            200       COCA-COLA ENTERPRISES, INC................................   $     3,788
          3,000       COLGATE-PALMOLIVE CO......................................       173,250
            100     * COST PLUS, INC............................................         2,650
            200     * COSTCO WHOLESALE CORP.....................................         8,876
          1,400       CVS CORP..................................................        41,440
             98     * DEL MONTE FOODS CO........................................           834
             95       DELTA & PINE LAND CO......................................         2,150
            135       DIAL CORP.................................................         2,315
            100       DREYER'S GRAND ICE CREAM, INC.............................         3,851
            417       ESTEE LAUDER COS (CLASS A)................................        13,369
            100     * FACTORY 2-U STORES, INC...................................         2,004
            100       FASTENAL CO...............................................         6,643
            100       FLEMING COS, INC..........................................         1,850
         10,500       GILLETTE CO...............................................       350,700
            500       HEINZ (H.J.) CO...........................................        20,560
            296       HERMAN MILLER, INC........................................         7,003
            100       HERSHEY FOODS CORP........................................         6,770
         26,400       HOME DEPOT, INC...........................................     1,346,664
            225     * INSIGHT ENTERPRISES, INC..................................         5,535
            400       KELLOGG CO................................................        12,040
          2,628       KRAFT FOODS, INC (CLASS A)................................        89,431
          3,200     * KROGER CO.................................................        66,784
          3,100       LOWE'S COS................................................       143,871
            100       MCCORMICK & CO, INC (NON-VOTE)............................         4,197
            100       NATURE'S SUNSHINE PRODUCTS, INC...........................         1,174
            100     * NBTY, INC.................................................         1,170
            600       PEPSI BOTTLING GROUP, INC.................................        14,100
         10,890       PEPSICO, INC..............................................       530,234
            200     * PERRIGO CO................................................         2,364
            200     * PETSMART, INC.............................................         1,968
          7,400       PHILIP MORRIS COS, INC....................................       339,290
            476     * PRICELINE.COM, INC........................................         2,770
          1,000       PROCTER & GAMBLE CO.......................................        79,130
            700       RADIOSHACK CORP...........................................        21,070
            900     * RITE AID CORP.............................................         4,554
          1,900     * SAFEWAY, INC..............................................        79,325
          1,300       SARA LEE CORP.............................................        28,899
            100     * SKECHERS USA, INC (CLASS A)...............................         1,462
          1,400     * STAPLES, INC..............................................        26,180
            100     * STAR SCIENTIFIC, INC......................................           253
            100       TOOTSIE ROLL INDUSTRIES, INC..............................         3,908
            100     * TUESDAY MORNING CORP......................................         1,809
            183       TUPPERWARE CORP...........................................         3,523
            100     * TWEETER HOME ENTERTAINMENT GROUP, INC.....................         2,900
            272       UST, INC..................................................         9,520
            100     * VALUEVISION INTERNATIONAL, INC (CLASS A)..................         1,959
          8,800       WALGREEN CO...............................................       296,208
            200     * WHOLE FOODS MARKET, INC...................................         8,712
            300       WRIGLEY (WM.) JR CO.......................................        15,411
            100     * YANKEE CANDLE CO, INC.....................................         2,266
                                                                                   -----------
                      TOTAL CONSUMER NON-CYCLICAL...............................     4,649,656
                                                                                   -----------
ENERGY--1.88%
          1,000       ANADARKO PETROLEUM CORP...................................        56,850
          3,520       APACHE CORP...............................................       175,578
          7,600       BAKER HUGHES, INC.........................................       277,172
            100       BERRY PETROLEUM CO (CLASS A)..............................         1,570
            700     * BJ SERVICES CO............................................        22,715
            300       BURLINGTON RESOURCES, INC.................................        11,262
            100       CABOT OIL & GAS CORP (CLASS A)............................         2,405
            100     * CAL DIVE INTERNATIONAL, INC...............................         2,468
            100     * CAPSTONE TURBINE CORP.....................................           541
            100       CARBO CERAMICS, INC.......................................         3,916
            484     * CHESAPEAKE ENERGY CORP....................................         3,199
            200     * COOPER CAMERON CORP.......................................         8,072
            100     * DENBURY RESOURCES, INC....................................           731
          2,800       DIAMOND OFFSHORE DRILLING, INC............................        85,120
            100     * ENERGY PARTNERS LTD.......................................           755
            400       ENSCO INTERNATIONAL, INC..................................         9,940



30  Single Premium Immediate Annuities 2001 ANNUAL REPORT    See Notes To Financial Statements

        Statement of Investments    --    GROWTH EQUITY FUND    --    December 31, 2001
----------------------------------------------------------------------------------------------

        SHARES                                                                        VALUE
      ----------                                                                   -----------
ENERGY--(Continued)
            300       EOG RESOURCES, INC........................................   $    11,733
            100     * EVERGREEN RESOURCES, INC..................................         3,861
            100     * FOREST OIL CORP...........................................         2,821
            100       FRONTIER OIL CORP.........................................         1,664
            100       GETTY REALTY CORP.........................................         1,885
            365       GLOBALSANTAFE CORP........................................        10,435
            100     * GRANT PRIDECO, INC........................................         1,150
            700     * GREY WOLF, INC............................................         2,079
            100     * GULF ISLAND FABRICATION, INC..............................         1,251
          1,700       HALLIBURTON CO............................................        22,270
            300     * HANOVER COMPRESSOR CO.....................................         7,578
          1,400       HELMERICH & PAYNE, INC....................................        46,732
            100     * HORIZON OFFSHORE, INC.....................................           754
            300     * KEY ENERGY SERVICES, INC..................................         2,760
            100     * KEY PRODUCTION CO, INC....................................         1,700
            100     * MAGNUM HUNTER RESOURCES, INC..............................           830
            100     * MAVERICK TUBE CORP........................................         1,295
            166     * MERIDIAN RESOURCE CORP....................................           662
            100       MITCHELL ENERGY & DEVELOPMENT CORP (CLASS A)..............         5,330
            100       MURPHY OIL CORP...........................................         8,404
            500     * NABORS INDUSTRIES, INC....................................        17,165
            300     * NATIONAL-OILWELL, INC.....................................         6,183
            171     * NEWFIELD EXPLORATION CO...................................         6,072
            400     * NOBLE DRILLING CORP.......................................        13,616
            400       OCEAN ENERGY, INC.........................................         7,680
            100     * OSCA, INC.................................................         2,085
            100       PATINA OIL & GAS CORP.....................................         2,750
            300     * PATTERSON-UTI ENERGY, INC.................................         6,993
            100     * PLAINS RESOURCES, INC.....................................         2,461
            100       POGO PRODUCING CO.........................................         2,627
            300     * PRIDE INTERNATIONAL, INC..................................         4,530
            100     * PURE RESOURCES, INC.......................................         2,010
            100     * REMINGTON OIL & GAS CORP..................................         1,730
            300     * ROWAN COS, INC............................................         5,811
            100       RPC, INC..................................................         1,765
            200     * SMITH INTERNATIONAL, INC..................................        10,724
            100     * SPINNAKER EXPLORATION CO..................................         4,116
            100       ST. MARY LAND & EXPLORATION CO............................         2,119
            100     * STONE ENERGY CORP.........................................         3,950
            200     * SUPERIOR ENERGY SERVICES, INC.............................         1,730
            100     * SWIFT ENERGY CO...........................................         2,020
            100       TIDEWATER, INC............................................         3,390
            100     * TOM BROWN, INC............................................         2,701
            100     * UNIT CORP.................................................         1,290
          3,200     * VARCO INTERNATIONAL, INC..................................        47,936
            100     * VERITAS DGC, INC..........................................         1,850
            100       VINTAGE PETROLEUM, INC....................................         1,445
            300     * WEATHERFORD INTERNATIONAL, INC............................        11,178
            182     * WESTPORT RESOURCES CORP...................................         3,158
            100     * W-H ENERGY SERVICES, INC..................................         1,905
            500       XTO ENERGY, INC...........................................         8,750
                                                                                   -----------
                      TOTAL ENERGY..............................................       989,228
                                                                                   -----------
FINANCIAL SERVICES--7.14%
            100     * AFFILIATED MANAGERS GROUP, INC............................         7,048
          1,000       AFLAC, INC................................................        24,560
            200       ALLIED CAPITAL CORP.......................................         5,200
            400       AMERICAN EXPRESS CO.......................................        14,276
         15,700       AMERICAN INTERNATIONAL GROUP, INC.........................     1,246,580
            300     * AMERICREDIT CORP..........................................         9,465
            500     * AMERITRADE HOLDINGS CORP (CLASS A)........................         2,960
            100       ARCHSTONE-SMITH TRUST.....................................         2,630
          1,200       BANK OF NEW YORK CO, INC..................................        48,960
            109       BB&T CORP.................................................         3,936
            100     * BLACKROCK, INC............................................         4,170
            200       BROWN & BROWN, INC........................................         5,460
            900       CAPITAL ONE FINANCIAL CORP................................        48,555
            105       CENTENNIAL BANCORP........................................           775


        SHARES                                                                        VALUE
      ----------                                                                   -----------
          4,300       CHARLES SCHWAB CORP.......................................   $    66,521
            125       CHITTENDEN CORP...........................................         3,450
            300     * CHOICEPOINT, INC..........................................        15,207
         12,533       CITIGROUP, INC............................................       632,666
            100       CITY BANK.................................................         2,396
             90       COUSINS PROPERTIES, INC...................................         2,192
            100       CVB FINANCIAL CORP........................................         2,340
            200       DORAL FINANCIAL CORP......................................         6,242
            500     * E*TRADE GROUP, INC........................................         5,125
            200       EAST WEST BANCORP, INC....................................         5,150
            200       EATON VANCE CORP..........................................         7,110
          5,100       FANNIE MAE................................................       405,450
            300       FEDERATED INVESTORS, INC (CLASS B)........................         9,564
          4,300       FIFTH THIRD BANCORP.......................................       263,719
          2,100       FREDDIE MAC...............................................       137,340
            300       GALLAGHER (ARTHUR J.) & CO................................        10,347
            302     * GARTNER, INC (CLASS A)....................................         3,530
            100       GREATER BAY BANCORP.......................................         2,858
            100       HILB, ROGAL & HAMILTON CO.................................         5,605
            244       HOOPER HOLMES, INC........................................         2,184
            600       HOUSEHOLD INTERNATIONAL, INC..............................        34,764
            200       HUDSON UNITED BANCORP.....................................         5,740
            100     * INSTINET GROUP, INC.......................................         1,005
            150     * INVESTMENT TECHNOLOGY GROUP, INC..........................         5,861
            100       INVESTORS FINANCIAL SERVICES CORP.........................         6,621
            100     * ITT EDUCATIONAL SERVICES, INC.............................         3,687
            100       JOHN NUVEEN CO (CLASS A)..................................         5,348
            200     * KNIGHT TRADING GROUP, INC.................................         2,204
            200     * LABRANCHE & CO, INC.......................................         6,892
          1,200       LEHMAN BROTHERS HOLDINGS, INC.............................        80,160
            100       MANUFACTURED HOME COMMUNITIES, INC........................         3,121
            600       MARSH & MCLENNAN COS, INC.................................        64,470
          2,900       MBNA CORP.................................................       102,080
            100       METRIS COS, INC...........................................         2,571
            100       MILLS CORP................................................         2,648
            100       MISSION WEST PROPERTIES, INC..............................         1,272
            200       MORGAN STANLEY DEAN WITTER & CO...........................        11,188
            100     * NETBANK, INC..............................................         1,048
            150       NEUBERGER BERMAN, INC.....................................         6,585
            303       NEW YORK COMMUNITY BANCORP, INC...........................         6,930
          2,700       NORTHERN TRUST CORP.......................................       162,594
            100       PACIFIC CAPITAL BANCORP...................................         2,779
          1,100     * PROVIDIAN FINANCIAL CORP..................................         3,905
          1,380     * PRUDENTIAL FINANCIAL, INC.................................        45,802
            100       SAUL CENTERS, INC.........................................         2,135
            300       SEI INVESTMENTS CO........................................        13,533
             70     * SOUTHWEST BANCORP OF TEXAS, INC...........................         2,119
            600       STATE STREET CORP.........................................        31,350
            150       STERLING BANCSHARES, INC..................................         1,878
            100       STILWELL FINANCIAL, INC...................................         2,722
            800       SYNOVUS FINANCIAL CORP....................................        20,040
            167     * SYNTROLEUM CORP...........................................         1,186
            100       TEXAS REGIONAL BANCSHARES, INC (CLASS A)..................         3,785
            100       TOWN & COUNTRY TRUST......................................         2,090
            345       TRUSTCO BANK CORP NY......................................         4,337
              7       U.S. BANCORP..............................................           147
            100       UCBH HOLDINGS, INC........................................         2,844
            100       UNITED BANKSHARES, INC....................................         2,886
            300     * UNITEDGLOBALCOM, INC (CLASS A)............................         1,500
            600       USA EDUCATION, INC........................................        50,412
            300       WADDELL & REED FINANCIAL, INC (CLASS A)...................         9,660
            200       WASHINGTON REAL ESTATE INVESTMENT TRUST...................         4,978
            100       WASHINGTON TRUST BANCORP, INC.............................         1,900
            100       WESTAMERICA BANCORP.......................................         3,957
            100     * WORLD ACCEPTANCE CORP.....................................           730
                                                                                   -----------
                      TOTAL FINANCIAL SERVICES..................................     3,747,035
                                                                                   -----------
HEALTH CARE--24.65%
         13,642       ABBOTT LABORATORIES.......................................       760,542



 See Notes To Financial Statements    2001 ANNUAL REPORT Single Premium Immediate Annuities 31

        Statement of Investments    --    GROWTH EQUITY FUND    --    December 31, 2001
----------------------------------------------------------------------------------------------

        SHARES                                                                        VALUE
      ----------                                                                   -----------
HEALTH CARE--(Continued)
            300     * ABGENIX, INC..............................................   $    10,092
            100     * ABIOMED, INC..............................................         1,582
            100     * ACCREDO HEALTH, INC.......................................         3,970
            100     * ACLARA BIOSCIENCES, INC...................................           507
            100     * ADOLOR CORP...............................................         1,795
            300     * ADVANCED TISSUE SCIENCES, INC.............................         1,308
            400     * ADVANCEPCS................................................        11,740
            100     * AFFYMETRIX, INC...........................................         3,775
            100     * AKSYS LTD.................................................           465
            100     * ALBANY MOLECULAR RESEARCH, INC............................         2,649
            100     * ALEXION PHARMACEUTICALS, INC..............................         2,444
            220     * ALKERMES, INC.............................................         5,799
            500       ALLERGAN, INC.............................................        37,525
            100     * ALLSCRIPTS HEALTHCARE SOLUTIONS, INC......................           324
            100       ALPHARMA, INC (CLASS A)...................................         2,645
            100     * AMERICAN HEALTHWAYS, INC..................................         3,194
          5,400       AMERICAN HOME PRODUCTS CORP...............................       331,344
            100     * AMERICAN MEDICAL SYSTEMS HOLDINGS, INC....................         2,069
            100     * AMERIPATH, INC............................................         3,201
            237       AMERISOURCEBERGEN CORP....................................        15,061
         17,000     * AMGEN, INC................................................       959,480
            100     * AMSURG CORP...............................................         2,718
            200     * AMYLIN PHARMACEUTICALS, INC...............................         1,828
            200     * ANDRX CORP................................................        14,082
          2,520     * ANTHEM, INC...............................................       124,740
            100     * ANTIGENICS, INC...........................................         1,640
            100     * APHTON CORP...............................................         1,460
            100     * APOGENT TECHNOLOGIES, INC.................................         2,580
            800       APPLERA CORP (APPLIED BIOSYSTEMS GROUP)...................        31,416
            100     * APPLIED MOLECULAR EVOLUTION...............................         1,231
            100     * APRIA HEALTHCARE GROUP, INC...............................         2,499
            100     * ARENA PHARMACEUTICALS, INC................................         1,203
            100     * ARIAD PHARMACEUTICALS, INC................................           533
            100     * ARQULE, INC...............................................         1,700
            100     * ARTHROCARE CORP...........................................         1,793
            100     * ASPECT MEDICAL SYSTEMS, INC...............................         1,000
            100     * ATRIX LABORATORIES, INC...................................         2,061
            100     * ATS MEDICAL, INC..........................................           530
            200     * AVANIR PHARMACEUTICALS (CLASS A)..........................           852
            200     * AVANT IMMUNOTHERAPEUTICS, INC.............................           802
            100     * AVIGEN, INC...............................................         1,151
            100     * AVIRON....................................................         4,973
            125     * BARR LABORATORIES, INC....................................         9,920
          9,200       BAXTER INTERNATIONAL, INC.................................       493,396
            200       BECKMAN COULTER, INC......................................         8,860
            600     * BIOGEN, INC...............................................        34,410
            100     * BIOMARIN PHARMACEUTICAL, INC..............................         1,344
          1,100       BIOMET, INC...............................................        33,990
            100     * BIOPURE CORP..............................................         1,421
            231     * BIO-TECHNOLOGY GENERAL CORP...............................         1,901
            200     * BOSTON SCIENTIFIC CORP....................................         4,824
          5,500       BRISTOL-MYERS SQUIBB CO...................................       280,500
            200     * BRUKER DALTONICS, INC.....................................         3,270
            100     * CALIPER TECHNOLOGIES CORP.................................         1,561
          7,600       CARDINAL HEALTH, INC......................................       491,416
            100     * CARDIODYNAMICS INTERNATIONAL CORP.........................           661
            900     * CAREMARK RX, INC..........................................        14,679
            300     * CELGENE CORP..............................................         9,576
            100     * CELL PATHWAYS, INC........................................           696
            100     * CELL THERAPEUTICS, INC....................................         2,414
            276     * CEPHALON, INC.............................................        20,861
            100     * CERNER CORP...............................................         4,993
            100     * CHARLES RIVER LABORATORIES INTERNATIONAL, INC.............         3,348
            400     * CHIRON CORP...............................................        17,536
            100     * CIMA LABS, INC............................................         3,615
            100     * COLUMBIA LABORATORIES, INC................................           345
            200     * COMMUNITY HEALTH SYSTEMS..................................         5,100
            200     * COMPUTERIZED THERMAL IMAGING, INC.........................           310


        SHARES                                                                        VALUE
      ----------                                                                   -----------
            100     * CONNETICS CORP............................................   $     1,190
            100       COOPER COS, INC...........................................         4,998
            200     * COR THERAPEUTICS, INC.....................................         4,786
            200     * CORIXA CORP...............................................         3,014
            200     * COVANCE, INC..............................................         4,540
            100     * CUBIST PHARMACEUTICALS, INC...............................         3,596
            100     * CURAGEN CORP..............................................         2,237
            100     * CURIS, INC................................................           561
            100     * CV THERAPEUTICS, INC......................................         5,202
            100     * CYBERONICS, INC...........................................         2,653
            100     * CYGNUS, INC...............................................           525
            400     * CYTOGEN CORP..............................................         1,204
            500     * CYTYC CORP................................................        13,050
            100       DATASCOPE CORP............................................         3,392
            300     * DAVITA, INC...............................................         7,335
            100     * DECODE GENETICS, INC......................................           980
            100     * DENDREON CORP.............................................         1,007
             75     * DENDRITE INTERNATIONAL, INC...............................         1,052
            100       DENTSPLY INTERNATIONAL, INC...............................         5,020
            100       DIAGNOSTIC PRODUCTS CORP..................................         4,395
             38     * DIANON SYSTEMS, INC.......................................         2,310
            100     * DIVERSA CORP..............................................         1,415
            100     * DURECT CORP...............................................         1,159
            100     * DUSA PHARMACEUTICALS, INC.................................           805
            100     * DYAX CORP.................................................         1,097
            187     * ECLIPSYS CORP.............................................         3,132
            100     * EDEN BIOSCIENCE CORP......................................           507
            100     * EDWARDS LIFESCIENCES CORP.................................         2,763
             97       ELAN CORP PLC (CONTINGENT VALUE RTS)......................            13
            100     * ENDO PHARMACEUTICALS HOLDINGS, INC........................         1,167
            100     * ENDOCARE, INC.............................................         1,793
            100     * ENTREMED, INC.............................................           845
            100     * ENZO BIOCHEM, INC.........................................         2,350
            291     * ENZON, INC................................................        16,377
            100     * ESPERION THERAPEUTICS, INC................................           735
            100     * EXELIXIS, INC.............................................         1,662
            300     * EXPRESS SCRIPTS, INC......................................        14,028
            302     * FIRST HEALTH GROUP CORP...................................         7,471
            100     * FISHER SCIENTIFIC INTERNATIONAL, INC......................         2,920
            700     * FOREST LABORATORIES, INC..................................        57,365
            100     * GENAISSANCE PHARMACEUTICALS...............................           465
            100     * GENE LOGIC, INC...........................................         1,884
            100     * GENELABS TECHNOLOGIES.....................................           185
          2,100     * GENENTECH, INC............................................       113,925
            100     * GENOME THERAPEUTICS CORP..................................           681
            100     * GENTA, INC................................................         1,423
            800     * GENZYME CORP (GENERAL DIVISION)...........................        47,888
            100     * GENZYME CORP (MOLECULAR ONCOLOGY DIVISION)................           800
            100     * GERON CORP................................................           870
            400     * GILEAD SCIENCES, INC......................................        26,288
          6,400       GLAXOSMITHKLINE PLC ADR...................................       318,848
          1,200     * GUIDANT CORP..............................................        59,760
          4,900     * GUILFORD PHARMACEUTICALS, INC.............................        58,800
            100     * HAEMONETICS CORP..........................................         3,392
            300       HCA, INC..................................................        11,562
            400     * HEALTH MANAGEMENT ASSOCIATES, INC (CLASS A)...............         7,360
            500     * HUMAN GENOME SCIENCES, INC................................        16,860
            200       ICN PHARMACEUTICALS, INC..................................         6,700
            196     * ICOS CORP.................................................        11,258
            500     * IDEC PHARMACEUTICALS CORP.................................        34,465
            100     * IDEXX LABORATORIES, INC...................................         2,851
            100     * IDX SYSTEMS CORP..........................................         1,301
            100     * ILEX ONCOLOGY, INC........................................         2,704
            100     * I-MANY, INC...............................................           965
            157     * IMCLONE SYSTEMS, INC......................................         7,294
            100     * IMMUNE RESPONSE CORP......................................           134
          1,300     * IMMUNEX CORP..............................................        36,023
            200     * IMMUNOGEN, INC............................................         3,316
            100     * IMMUNOMEDICS, INC.........................................         2,026



32  Single Premium Immediate Annuities 2001 ANNUAL REPORT    See Notes To Financial Statements

        Statement of Investments    --    GROWTH EQUITY FUND    --    December 31, 2001
----------------------------------------------------------------------------------------------

        SHARES                                                                        VALUE
      ----------                                                                   -----------
HEALTH CARE--(Continued)
            100     * IMPATH, INC...............................................   $     4,451
          1,200       IMS HEALTH, INC...........................................        23,412
            100     * INAMED CORP...............................................         3,007
            200     * INCYTE GENOMICS, INC......................................         3,912
            200     * INHALE THERAPEUTIC SYSTEMS, INC...........................         3,710
            100     * INKINE PHARMACEUTICAL CO, INC.............................           156
            100     * INSMED, INC...............................................           382
            100     * INSPIRE PHARMACEUTICALS, INC..............................         1,409
            100     * INTERMUNE, INC............................................         4,926
            100     * INTERNEURON PHARMACEUTICALS, INC..........................         1,109
            100     * INTUITIVE SURGICAL, INC...................................         1,003
             20     * INVERNESS MEDICAL INNOVATIONS, INC........................           361
            200     * INVITROGEN CORP...........................................        12,386
            176     * ISIS PHARMACEUTICALS, INC.................................         3,905
            100     * I-STAT CORP...............................................           789
            600     * IVAX CORP.................................................        12,084
         18,559       JOHNSON & JOHNSON.........................................     1,096,837
          5,327     * KING PHARMACEUTICALS, INC.................................       224,427
            100     * KV PHARMACEUTICAL CO (CLASS B)............................         3,246
            100     * LA JOLLA PHARMACEUTICAL CO................................           894
          1,300     * LABORATORY CORP OF AMERICA HOLDINGS.......................       105,105
            100     * LEXICON GENETICS, INC.....................................         1,154
            100     * LIFEPOINT HOSPITALS, INC..................................         3,404
            100     * LIGAND PHARMACEUTICALS, INC (CLASS B).....................         1,790
          3,200       LILLY (ELI) & CO..........................................       251,328
            400     * LINCARE HOLDINGS, INC.....................................        11,460
            100     * LUMINEX CORP..............................................         1,696
            100     * MAGELLAN HEALTH SERVICES, INC.............................           635
            100     * MARTEK BIOSCIENCES CORP...................................         2,175
            100     * MATRIX PHARMACEUTICALS, INC...............................           157
            100     * MAXYGEN, INC..............................................         1,757
            200       MCKESSON CORP.............................................         7,480
            300     * MEDAREX, INC..............................................         5,388
            100     * MEDICINES CO..............................................         1,159
            100     * MEDICIS PHARMACEUTICAL CORP (CLASS A).....................         6,459
            800     * MEDIMMUNE, INC............................................        37,080
             31     * MEDQUIST, INC.............................................           907
         13,600       MEDTRONIC, INC............................................       696,456
            100       MENTOR CORP...............................................         2,856
          8,923       MERCK & CO, INC...........................................       524,672
            100     * MGI PHARMA, INC...........................................         1,528
            200     * MID ATLANTIC MEDICAL SERVICES, INC........................         4,540
            900     * MILLENNIUM PHARMACEUTICALS, INC...........................        22,059
            212       MILLIPORE CORP............................................        12,868
            100     * MIRAVANT MEDICAL TECHNOLOGIES.............................           961
            100     * MOLECULAR DEVICES CORP....................................         2,087
            171       MYLAN LABORATORIES, INC...................................         6,413
            100     * MYRIAD GENETICS, INC......................................         5,264
            100     * NABI......................................................         1,032
            100     * NANOGEN, INC..............................................           577
            100     * NAPRO BIOTHERAPEUTICS, INC................................         1,140
            100     * NEUROCRINE BIOSCIENCES, INC...............................         5,131
            100     * NEUROGEN CORP.............................................         1,748
            100     * NOVAVAX, INC..............................................         1,410
            100     * NOVEN PHARMACEUTICALS, INC................................         1,775
            100     * NOVOSTE CORP..............................................           874
            100     * NPS PHARMACEUTICALS, INC..................................         3,830
            100     * OCULAR SCIENCES, INC......................................         2,330
            100     * ON ASSIGNMENT, INC........................................         2,297
            100     * ONYX PHARMACEUTICALS, INC.................................           512
            100     * ORASURE TECHNOLOGIES, INC.................................         1,215
            200     * ORCHID BIOSCIENCES, INC...................................         1,100
            176     * ORGANOGENESIS, INC........................................           845
            101     * ORTHODONTIC CENTERS OF AMERICA, INC.......................         3,081
            100     * OSI PHARMACEUTICALS, INC..................................         4,574
            100       OWENS & MINOR, INC........................................         1,850
            402     * OXFORD HEALTH PLANS, INC..................................        12,116
            200     * PATTERSON DENTAL CO.......................................         8,186


        SHARES                                                                        VALUE
      ----------                                                                   -----------
             69     * PER SE TECHNOLOGIES, INC..................................   $       742
            300     * PEREGRINE PHARMACEUTICALS, INC............................         1,029
         64,400       PFIZER, INC...............................................     2,566,340
            200     * PHARMACEUTICAL PRODUCT DEVELOPMENT, INC...................         6,462
            100     * PHARMACEUTICAL RESOURCES, INC.............................         3,380
         24,741       PHARMACIA CORP............................................     1,055,204
            100     * PHARMACOPEIA, INC.........................................         1,389
            200     * PHARMOS CORP..............................................           470
            100     * POSSIS MEDICAL, INC.......................................         1,742
            100     * POZEN, INC................................................           525
            200     * PRAECIS PHARMACEUTICALS, INC..............................         1,164
            100     * PRIORITY HEALTHCARE CORP (CLASS B)........................         3,519
            300     * PROTEIN DESIGN LABS, INC..................................         9,840
            100     * PROVINCE HEALTHCARE CO....................................         3,086
            300     * QUEST DIAGNOSTICS, INC....................................        21,513
            200     * QUINTILES TRANSNATIONAL CORP..............................         3,210
            100     * REGENERON PHARMACEUTICALS, INC............................         2,816
            211     * RENAL CARE GROUP, INC.....................................         6,773
            100     * RESMED, INC...............................................         5,392
            175     * RESPIRONICS, INC..........................................         6,062
            100     * RIGEL PHARMACEUTICALS, INC................................           465
            100     * SANGSTAT MEDICAL CORP.....................................         1,964
         13,364       SCHERING-PLOUGH CORP......................................       478,565
            200     * SCIOS, INC................................................         4,754
            300     * SEPRACOR, INC.............................................        17,118
            100     * SEQUENOM, INC.............................................         1,067
            100     * SEROLOGICALS CORP.........................................         2,150
            200     * SICOR, INC................................................         3,136
            300     * ST. JUDE MEDICAL, INC.....................................        23,295
            100     * STERICYCLE, INC...........................................         6,088
            200     * STERIS CORP...............................................         3,654
            500       STRYKER CORP..............................................        29,185
            100     * SUPERGEN, INC.............................................         1,432
            100     * SURMODICS, INC............................................         3,646
            100     * SYNCOR INTERNATIONAL CORP.................................         2,864
            100     * TANOX, INC................................................         1,850
            100     * TARGETED GENETICS CORP....................................           271
            200     * TECHNE CORP...............................................         7,370
          6,000     * TENET HEALTHCARE CORP.....................................       352,320
            200     * TEXAS BIOTECHNOLOGY CORP..................................         1,300
            160     * THERAGENICS CORP..........................................         1,578
            100     * THORATEC CORP.............................................         1,700
            100     * TITAN PHARMACEUTICALS, INC................................           981
            100     * TRANSKARYOTIC THERAPIES, INC..............................         4,280
            100     * TRIAD HOSPITALS, INC......................................         2,935
             81     * TRIANGLE PHARMACEUTICALS, INC.............................           325
            100     * TRIMERIS, INC.............................................         4,497
            100     * TRIPATH IMAGING, INC......................................           753
            100     * TULARIK, INC..............................................         2,402
            100     * UNITED THERAPEUTICS CORP..................................         1,041
          3,200       UNITEDHEALTH GROUP, INC...................................       226,464
            100     * UNIVERSAL HEALTH SERVICES, INC (CLASS B)..................         4,278
            100     * VALENTIS, INC.............................................           310
            100     * VARIAN MEDICAL SYSTEMS, INC...............................         7,126
            100     * VARIAN, INC...............................................         3,244
            200     * VASOMEDICAL, INC..........................................           740
            200       VENTAS, INC...............................................         2,300
            100     * VENTIV HEALTH, INC........................................           366
            100     * VERSICOR, INC.............................................         2,035
            362     * VERTEX PHARMACEUTICALS, INC...............................         8,902
            100     * VICAL, INC................................................         1,224
            100     * VIDAMED, INC..............................................           782
            100     * VION PHARMACEUTICALS, INC.................................           441
            100     * VIROPHARMA, INC...........................................         2,295
            200     * VISX, INC.................................................         2,650
            600     * WATERS CORP...............................................        23,250
            400     * WATSON PHARMACEUTICALS, INC...............................        12,556
            400     * WEBMD CORP................................................         2,824
            100       X-RITE, INC...............................................           851



 See Notes To Financial Statements    2001 ANNUAL REPORT Single Premium Immediate Annuities 33

        Statement of Investments    --    GROWTH EQUITY FUND    --    December 31, 2001
----------------------------------------------------------------------------------------------

        SHARES                                                                        VALUE
      ----------                                                                   -----------
HEALTH CARE--(Continued)
            590     * ZIMMER HOLDINGS, INC......................................   $    18,019
                                                                                   -----------
                      TOTAL HEALTH CARE.........................................    12,945,097
                                                                                   -----------
OTHER--2.59%
            100       ABM INDUSTRIES, INC.......................................         3,135
            110     * ACACIA RESEARCH CORP......................................         1,218
            100     * ADMINISTAFF, INC..........................................         2,741
            200     * CAREER EDUCATION CORP.....................................         6,856
          1,900     * CENDANT CORP..............................................        37,259
            500       CINTAS CORP...............................................        24,000
            200     * CORPORATE EXECUTIVE BOARD CO..............................         7,340
            100     * COSTAR GROUP, INC.........................................         2,401
            200     * DEVRY, INC................................................         5,690
            100       DOVER CORP................................................         3,707
            100     * EDISON SCHOOLS, INC.......................................         1,965
            100     * EDUCATION MANAGEMENT CORP.................................         3,625
            300     * EXULT, INC................................................         4,815
            100     * FORRESTER RESEARCH, INC...................................         2,014
            100     * GENTIVA HEALTH SERVICES, INC..............................         2,195
            173     * GETTY IMAGES, INC.........................................         3,976
            100     * GTECH HOLDINGS CORP.......................................         4,529
            300       H & R BLOCK, INC..........................................        13,410
            100     * HEIDRICK & STRUGGLES INTERNATIONAL, INC...................         1,815
            300       HONEYWELL INTERNATIONAL, INC..............................        10,146
            100     * HOTJOBS.COM LTD...........................................         1,039
            100     * ITRON, INC................................................         3,030
            100     * KORN/FERRY INTERNATIONAL..................................         1,065
            100       MATTHEWS INTERNATIONAL CORP (CLASS A).....................         2,458
            600       MOODY'S CORP..............................................        23,916
            101     * MPS GROUP, INC............................................           721
            100     * MSC.SOFTWARE CORP.........................................         1,560
            100     * PREPAID LEGAL SERVICES, INC...............................         2,190
            100     * R.H. DONNELLEY CORP.......................................         2,905
            600     * ROBERT HALF INTERNATIONAL, INC............................        16,020
            100       ROLLINS, INC..............................................         2,000
            100     * SYMYX TECHNOLOGIES, INC...................................         2,124
          1,900       SYSCO CORP................................................        49,818
            100       TALX CORP.................................................         2,498
            100     * TELETECH HOLDINGS, INC....................................         1,433
            700     * TERREMARK WORLDWIDE, INC..................................           399
            300     * TMP WORLDWIDE, INC........................................        12,870
            100     * TRADESTATION GROUP, INC...................................           156
         16,835       TYCO INTERNATIONAL LTD....................................       991,582
          1,500       UNITED TECHNOLOGIES CORP..................................        96,945
            135       VIAD CORP.................................................         3,197
            100       WALTER INDUSTRIES, INC....................................         1,131
                                                                                   -----------
                      TOTAL OTHER...............................................     1,361,894
                                                                                   -----------
PRODUCER DURABLES--6.96%
            100     * ACTIVE POWER, INC.........................................           680
            100       AGCO CORP.................................................         1,578
            200     * ALLIED WASTE INDUSTRIES, INC..............................         2,812
             80       AMETEK, INC...............................................         2,551
            100     * BROOKS AUTOMATION, INC....................................         4,067
             23     * CATALYTICA ENERGY SYSTEMS, INC............................           105
            100     * COINSTAR, INC.............................................         2,500
            100     * COVANTA ENERGY CORP.......................................           452
            100     * CUNO, INC.................................................         3,050
            300       DANAHER CORP..............................................        18,093
            100       EATON CORP................................................         7,441
            200       FEDERAL SIGNAL CORP.......................................         4,454
            100     * FLOW INTERNATIONAL CORP...................................         1,237
            100     * FLOWSERVE CORP............................................         2,661
            100     * FUELCELL ENERGY, INC......................................         1,814
         87,165       GENERAL ELECTRIC CO.......................................     3,493,585
            100     * GENLYTE GROUP, INC........................................         2,976
            100     * H POWER CORP..............................................           312
            100     * HEADWATERS, INC...........................................         1,146


        SHARES                                                                        VALUE
      ----------                                                                   -----------
              8     * IMAGISTICS INTERNATIONAL, INC.............................   $        99
            100     * LITTELFUSE, INC...........................................         2,624
            100       MANITOWOC CO, INC.........................................         3,110
            100     * MECHANICAL TECHNOLOGY, INC................................           274
            500       MINNESOTA MINING & MANUFACTURING CO.......................        59,105
            100     * NATIONAL INSTRUMENTS CORP.................................         3,746
            271     * NEWPARK RESOURCES, INC....................................         2,141
            100       NN, INC...................................................         1,115
            100     * PEMSTAR, INC..............................................         1,200
            125       PHILADELPHIA SUBURBAN CORP................................         2,819
            100     * PHOTON DYNAMICS, INC......................................         4,565
            100       PITNEY BOWES, INC.........................................         3,761
            200     * POWER-ONE, INC............................................         2,082
             68     * RAYOVAC CORP..............................................         1,197
            100       ROCKWELL COLLINS, INC.....................................         1,950
            100     * ROHN INDUSTRIES, INC......................................           206
            100       ROPER INDUSTRIES, INC.....................................         4,950
            250     * TETRA TECH, INC...........................................         4,978
            100     * VALENCE TECHNOLOGY, INC...................................           337
            100     * WASTE CONNECTIONS, INC....................................         3,099
                                                                                   -----------
                      TOTAL PRODUCER DURABLES...................................     3,654,872
                                                                                   -----------
TECHNOLOGY--31.08%
            500     * 3COM CORP.................................................         3,190
            100     * 3DO CO....................................................           208
            100     * ACTEL CORP................................................         1,991
            500     * ACTERNA CORP..............................................         1,975
            150     * ACTIVISION, INC...........................................         3,902
            222     * ACTUATE CORP..............................................         1,170
            100     * ACXIOM CORP...............................................         1,747
            700     * ADC TELECOMMUNICATIONS, INC...............................         3,220
            900       ADOBE SYSTEMS, INC........................................        27,945
            200     * ADVANCED DIGITAL INFORMATION CORP.........................         3,208
            100     * ADVANCED ENERGY INDUSTRIES, INC...........................         2,664
            200     * ADVANCED FIBRE COMMUNICATIONS, INC........................         3,534
            900     * ADVANCED MICRO DEVICES, INC...............................        14,274
            100     * ADVENT SOFTWARE, INC......................................         4,995
            274     * AEROFLEX, INC.............................................         5,187
            100     * AETHER SYSTEMS, INC.......................................           920
            200     * AFFILIATED COMPUTER SERVICES, INC (CLASS A)...............        21,226
         24,800     * AGERE SYSTEMS, INC (CLASS A)..............................       141,112
            100     * AGILE SOFTWARE CORP.......................................         1,722
            600     * AGILENT TECHNOLOGIES, INC.................................        17,106
            200     * AKAMAI TECHNOLOGIES, INC..................................         1,188
            200     * ALPHA INDUSTRIES, INC.....................................         4,360
          6,000     * ALTERA CORP...............................................       127,320
          2,772     * AMDOCS LTD................................................        94,165
            200     * AMERICAN MANAGEMENT SYSTEMS, INC..........................         3,616
            100     * AMERICAN SUPERCONDUCTOR CORP..............................         1,226
            400     * AMKOR TECHNOLOGY, INC.....................................         6,412
            200     * AMPHENOL CORP (CLASS A)...................................         9,610
            167     * ANADIGICS, INC............................................         2,547
          7,500     * ANALOG DEVICES, INC.......................................       332,925
            100     * ANAREN MICROWAVE, INC.....................................         1,732
            100     * ANDREW CORP...............................................         2,189
            168     * ANSWERTHINK, INC..........................................         1,097
            100     * ANSYS, INC................................................         2,465
            100     * APAC CUSTOMER SERVICES, INC...............................           260
         10,100     * APPLIED MATERIALS, INC....................................       405,010
          6,000     * APPLIED MICRO CIRCUITS CORP...............................        67,920
            100     * AREMISSOFT CORP...........................................            98
            300     * ARIBA, INC................................................         1,848
            300     * ART TECHNOLOGY GROUP, INC.................................         1,044
            183     * ARTESYN TECHNOLOGIES, INC.................................         1,704
          1,100     * ASCENTIAL SOFTWARE CORP...................................         4,455
            100     * ASIAINFO HOLDINGS, INC....................................         1,742
            100     * ASPEN TECHNOLOGY, INC.....................................         1,680
            100     * ASTROPOWER, INC...........................................         4,043
            100     * ASYST TECHNOLOGIES, INC...................................         1,276



34  Single Premium Immediate Annuities 2001 ANNUAL REPORT    See Notes To Financial Statements

        Statement of Investments    --    GROWTH EQUITY FUND    --    December 31, 2001
----------------------------------------------------------------------------------------------

        SHARES                                                                        VALUE
      ----------                                                                   -----------
TECHNOLOGY--(Continued)
            543    b* AT HOME CORP (SERIES A)...................................   $         3
            800     * ATMEL CORP................................................         5,896
            100     * ATMI, INC.................................................         2,385
            200     * AUSPEX SYSTEMS, INC.......................................           360
          5,100       AUTOMATIC DATA PROCESSING, INC............................       300,390
            100     * AVANEX CORP...............................................           590
            172     * AVANT! CORP...............................................         3,524
          1,100     * AVAYA, INC................................................        13,365
            200     * AVICI SYSTEMS, INC........................................           582
            272     * AVOCENT CORP..............................................         6,596
            100     * AWARE, INC................................................           830
            400     * AXCELIS TECHNOLOGIES, INC.................................         5,156
            100     * AXT, INC..................................................         1,443
          7,200     * BEA SYSTEMS, INC..........................................       110,880
            200     * BISYS GROUP, INC..........................................        12,798
            100     * BLACK BOX CORP............................................         5,288
            600     * BMC SOFTWARE, INC.........................................         9,822
            200     * BORLAND SOFTWARE CORP.....................................         3,132
            167     * BRIGHTPOINT, INC..........................................           524
            100     * BRIO SOFTWARE, INC........................................           288
          2,700     * BROADCOM CORP (CLASS A)...................................       110,349
            914     * BROADVISION, INC..........................................         2,504
          5,256     * BROCADE COMMUNICATIONS SYSTEMS, INC.......................       174,079
            100     * BSQUARE CORP..............................................           417
            100       C&D TECHNOLOGIES, INC.....................................         2,285
            100     * CACHEFLOW, INC............................................           268
          1,000     * CADENCE DESIGN SYSTEMS, INC...............................        21,920
            100     * CARREKER CORP.............................................           590
            100     * CENTILLIUM COMMUNICATIONS, INC............................           786
            100     * CENTRA SOFTWARE, INC......................................           800
            200     * CERTEGY, INC..............................................         6,844
            290     * CHECKFREE CORP............................................         5,220
            100     * CHIPPAC, INC..............................................           742
            100     * CHORDIANT SOFTWARE, INC...................................           791
          6,200     * CIENA CORP................................................        88,722
            200     * CIRRUS LOGIC, INC.........................................         2,644
         69,049     * CISCO SYSTEMS, INC........................................     1,250,477
            700     * CITRIX SYSTEMS, INC.......................................        15,862
            100     * CLARENT CORP..............................................           535
            108     * CNET NETWORKS, INC........................................           969
            100     * COGNEX CORP...............................................         2,561
            100       COHU, INC.................................................         1,975
          1,080     * COMMERCE ONE, INC.........................................         3,856
            299     * COMMSCOPE, INC............................................         6,360
            100     * COMPUTER NETWORK TECHNOLOGY CORP..........................         1,779
            700     * COMPUWARE CORP............................................         8,253
            700     * COMVERSE TECHNOLOGY, INC..................................        15,659
            100     * CONCORD CAMERA CORP.......................................           792
          2,000     * CONCORD EFS, INC..........................................        65,560
            329     * CONCURRENT COMPUTER CORP..................................         4,886
            400     * CONEXANT SYSTEMS, INC.....................................         5,744
            700     * CONVERGYS CORP............................................        26,243
            200     * COPPER MOUNTAIN NETWORKS, INC.............................           338
          1,600     * CORNING, INC..............................................        14,272
          1,000     * CORVIS CORP...............................................         3,230
            100     * COSINE COMMUNICATIONS, INC................................           155
            100     * COVANSYS CORP.............................................           895
            100     * CREDENCE SYSTEMS CORP.....................................         1,857
            324     * CREE, INC.................................................         9,545
            200     * CSG SYSTEMS INTERNATIONAL, INC............................         8,090
             68       CTS CORP..................................................         1,081
            170     * CYMER, INC................................................         4,544
            300     * CYPRESS SEMICONDUCTOR CORP................................         5,979
            350     * DATASTREAM SYSTEMS, INC...................................         2,160
            200     * DDI CORP..................................................         1,968
         19,900     * DELL COMPUTER CORP........................................       540,882
            100     * DIAMONDCLUSTER INTERNATIONAL, INC (CLASS A)...............         1,310
            100     * DIGEX, INC................................................           299


        SHARES                                                                        VALUE
      ----------                                                                   -----------
            100     * DIGITAL INSIGHT CORP......................................   $     2,236
            100     * DIGITAL LIGHTWAVE, INC....................................           938
            100     * DIGITALTHINK, INC.........................................         1,080
            100     * DIVINE, INC (CLASS A).....................................            74
            269     * DMC STRATEX NETWORKS, INC.................................         2,093
            200     * DOCENT, INC...............................................           634
            100     * DOCUMENTUM, INC...........................................         2,172
            416     * DOUBLECLICK, INC..........................................         4,717
             63     * DSP GROUP, INC............................................         1,465
            200     * DST SYSTEMS, INC..........................................         9,970
            200     * E.PIPHANY, INC............................................         1,742
            293     * EARTHLINK, INC............................................         3,566
          1,000     * EBAY, INC.................................................        66,900
            100     * ECHELON CORP..............................................         1,416
            200     * EFUNDS CORP...............................................         2,750
            100     * ELANTEC SEMICONDUCTOR, INC................................         3,840
            100     * ELECTRO SCIENTIFIC INDUSTRIES, INC........................         3,001
            100     * ELECTROGLAS, INC..........................................         1,477
            500     * ELECTRONIC ARTS, INC......................................        29,975
          1,700       ELECTRONIC DATA SYSTEMS CORP..............................       116,535
         32,800     * EMC CORP..................................................       440,832
            100     * EMCORE CORP...............................................         1,345
            300     * EMULEX CORP...............................................        11,853
            100     * ENTEGRIS, INC.............................................         1,096
            369     * ENTERASYS NETWORKS, INC...................................         3,266
            200     * ENTRUST, INC..............................................         2,038
              1     * EPICOR SOFTWARE CORP......................................             1
            600       EQUIFAX, INC..............................................        14,490
            100     * ESPEED, INC (CLASS A).....................................           828
            100     * EXAR CORP.................................................         2,085
          1,700    b* EXODUS COMMUNICATIONS, INC................................            66
            400     * EXTREME NETWORKS, INC.....................................         5,160
            100     * F.Y.I., INC...............................................         3,350
            100     * F5 NETWORKS, INC..........................................         2,154
            100       FAIR, ISAAC & CO, INC.....................................         6,302
            400     * FAIRCHILD SEMICONDUCTOR INTERNATIONAL, INC
                        (CLASS A)...............................................        11,280
            100     * FALCONSTOR SOFTWARE, INC..................................           906
            100     * FEI CO....................................................         3,151
            100     * FIBERCORE, INC............................................           240
            176     * FILENET CORP..............................................         3,571
            500     * FINISAR CORP..............................................         5,085
          1,500       FIRST DATA CORP...........................................       117,675
            750     * FISERV, INC...............................................        31,740
            100     * FLIR SYSTEMS, INC.........................................         3,792
            300     * FOUNDRY NETWORKS, INC.....................................         2,445
            100     * FREEMARKETS, INC..........................................         2,397
            500     * GENUITY, INC (CLASS A)....................................           790
            100     * GENZYME TRANSGENICS CORP..................................           582
            100       GLOBAL PAYMENTS, INC......................................         3,440
            404     * GLOBESPAN VIRATA, INC.....................................         5,232
            220     * HARMONIC, INC.............................................         2,644
            100       HARRIS CORP...............................................         3,051
            100       HELIX TECHNOLOGY CORP.....................................         2,255
            300       HENRY (JACK) & ASSOCIATES, INC............................         6,552
            100     * HNC SOFTWARE, INC.........................................         2,060
            200     * HOMESTORE.COM, INC........................................           720
            900     * I2 TECHNOLOGIES, INC......................................         7,110
            150     * IDENTIX, INC..............................................         2,189
            100     * INFOCUS CORP..............................................         2,202
            200     * INFORMATICA CORP..........................................         2,902
          1,073     * INFOSPACE, INC............................................         2,200
            377     * INKTOMI CORP..............................................         2,530
            100     * INTEGRATED CIRCUIT SYSTEMS, INC...........................         2,259
          2,500     * INTEGRATED DEVICE TECHNOLOGY, INC.........................        66,475
         59,900       INTEL CORP................................................     1,883,855
            200     * INTELIDATA TECHNOLOGIES CORP..............................           566
            100     * INTERCEPT GROUP, INC......................................         4,090
            221     * INTERDIGITAL COMMUNICATIONS CORP..........................         2,144



 See Notes To Financial Statements    2001 ANNUAL REPORT Single Premium Immediate Annuities 35

        Statement of Investments    --    GROWTH EQUITY FUND    --    December 31, 2001
----------------------------------------------------------------------------------------------

        SHARES                                                                        VALUE
      ----------                                                                   -----------
TECHNOLOGY--(Continued)
            200     * INTERGRAPH CORP...........................................   $     2,748
            102     * INTERMAGNETICS GENERAL CORP...............................         2,642
            500     * INTERNAP NETWORK SERVICES CORP............................           580
          6,600       INTERNATIONAL BUSINESS MACHINES CORP......................       798,336
            300     * INTERNATIONAL RECTIFIER CORP..............................        10,464
            100     * INTERNET SECURITY SYSTEMS, INC............................         3,206
          2,900     * INTERSIL CORP (CLASS A)...................................        93,525
            180     * INTERVOICE-BRITE, INC.....................................         2,304
              2     * INTERWORLD CORP...........................................             1
            300     * INTERWOVEN, INC...........................................         2,922
            500     * INTUIT, INC...............................................        21,390
            100     * IOMEGA CORP...............................................           835
            182     * IRON MOUNTAIN, INC........................................         7,972
            100     * IXIA......................................................         1,285
            300     * J.D. EDWARDS & CO.........................................         4,935
            600     * JABIL CIRCUIT, INC........................................        13,632
          2,100     * JDS UNIPHASE CORP.........................................        18,228
            100     * JNI CORP..................................................           831
          1,000     * JUNIPER NETWORKS, INC.....................................        18,950
             61     * KANA SOFTWARE, INC........................................         1,187
            240     * KEANE, INC................................................         4,327
            100     * KEYNOTE SYSTEMS, INC......................................           935
          3,000     * KLA-TENCOR CORP...........................................       148,680
            300     * KOPIN CORP................................................         4,200
            300     * KPMG CONSULTING, INC......................................         4,971
            150     * KRONOS, INC...............................................         7,257
            100     * KULICKE & SOFFA INDUSTRIES, INC...........................         1,715
          5,200     * LAM RESEARCH CORP.........................................       120,744
            426     * LATTICE SEMICONDUCTOR CORP................................         8,763
            387     * LEGATO SYSTEMS, INC.......................................         5,019
            500     * LEXMARK INTERNATIONAL, INC................................        29,500
            300     * LIBERATE TECHNOLOGIES.....................................         3,444
            100     * LIGHTBRIDGE, INC..........................................         1,215
          4,000       LINEAR TECHNOLOGY CORP....................................       156,160
            500     * LSI LOGIC CORP............................................         7,890
            206     * LTX CORP..................................................         4,314
            200     * MACROMEDIA, INC...........................................         3,560
            200     * MACROVISION CORP..........................................         7,044
            100     * MANHATTAN ASSOCIATES, INC.................................         2,915
            200     * MANUGISTICS GROUP, INC....................................         4,216
            100     * MAPINFO CORP..............................................         1,569
            125     * MASTEC, INC...............................................           869
            100     * MATRIXONE, INC............................................         1,299
          1,200     * MAXIM INTEGRATED PRODUCTS, INC............................        63,012
            200     * MAXTOR CORP...............................................         1,268
            100     * MCDATA CORP (CLASS A).....................................         2,450
            262     * MENTOR GRAPHICS CORP......................................         6,175
            100     * MERCURY COMPUTER SYSTEMS, INC.............................         3,911
            300     * MERCURY INTERACTIVE CORP..................................        10,194
            100     * METASOLV, INC.............................................           786
            100     * METAWAVE COMMUNICATIONS CORP..............................           312
            100     * METTLER-TOLEDO INTERNATIONAL, INC.........................         5,185
            300     * MICREL, INC...............................................         7,869
            588     * MICROCHIP TECHNOLOGY, INC.................................        22,779
            300     * MICROMUSE, INC............................................         4,500
          5,700     * MICRON TECHNOLOGY, INC....................................       176,700
            100     * MICROSEMI CORP............................................         2,970
         40,400     * MICROSOFT CORP............................................     2,676,500
             92     * MICROSTRATEGY, INC........................................           354
          3,100     * MICROTUNE, INC............................................        72,726
            200     * MIPS TECHNOLOGIES, INC (CLASS A)..........................         1,728
            100     * MKS INSTRUMENTS, INC......................................         2,703
            200       MOLEX, INC................................................         6,190
          8,000       MOTOROLA, INC.............................................       120,160
            300     * MRV COMMUNICATIONS, INC...................................         1,272
            100     * MULTEX.COM, INC...........................................           450
          1,311     * NATIONAL SEMICONDUCTOR CORP...............................        40,366
            100     * NCR CORP..................................................         3,686


        SHARES                                                                        VALUE
      ----------                                                                   -----------
             73       NDCHEALTH CORP............................................   $     2,522
            100     * NETEGRITY, INC............................................         1,936
            100     * NETIQ CORP................................................         3,526
            200     * NETRO CORP................................................           734
          1,200     * NETWORK APPLIANCE, INC....................................        26,244
            400     * NETWORK ASSOCIATES, INC...................................        10,340
            200     * NEW FOCUS, INC............................................           762
            100       NEWPORT CORP..............................................         1,928
            100     * NEXT LEVEL COMMUNICATIONS, INC............................           335
            200     * NMS COMMUNICATIONS CORP...................................           964
          3,800       NOKIA CORP (SPON ADR).....................................        93,214
            100     * NOVADIGM, INC.............................................           949
          7,200     * NOVELLUS SYSTEMS, INC.....................................       284,040
            100     * NUANCE COMMUNICATIONS, INC................................           910
            100     * NUMERICAL TECHNOLOGIES, INC...............................         3,520
          1,900     * NVIDIA CORP...............................................       127,110
            100     * NYFIX, INC................................................         2,002
            200     * OAK TECHNOLOGY, INC.......................................         2,750
            100     * ON SEMICONDUCTOR CORP.....................................           207
            300     * ONI SYSTEMS CORP..........................................         1,881
            100     * ONYX SOFTWARE CORP........................................           390
            300     * OPENWAVE SYSTEMS, INC.....................................         2,937
            400     * OPLINK COMMUNICATIONS, INC................................           754
         57,600     * ORACLE CORP...............................................       795,456
            100     * OVERTURE SERVICES, INC....................................         3,543
            100     * PACKETEER, INC............................................           737
          1,500     * PALM, INC.................................................         5,820
          1,000     * PARAMETRIC TECHNOLOGY CORP................................         7,810
            274     * PAXSON COMMUNICATIONS CORP................................         2,863
          1,300       PAYCHEX, INC..............................................        45,305
          1,000     * PEOPLESOFT, INC...........................................        40,200
            790     * PEREGRINE SYSTEMS, INC....................................        11,716
            328     * PEROT SYSTEMS CORP (CLASS A)..............................         6,698
            100     * PHOTRONICS, INC...........................................         3,135
            100     * PIXELWORKS, INC...........................................         1,606
            100     * PLANTRONICS, INC..........................................         2,564
            200     * PLEXUS CORP...............................................         5,312
            100     * PLX TECHNOLOGY, INC.......................................         1,261
            600     * PMC-SIERRA, INC...........................................        12,756
            300     * POLYCOM, INC..............................................        10,320
            500     * PORTAL SOFTWARE, INC......................................         1,040
            100     * POWER INTEGRATIONS, INC...................................         2,284
            200     * POWERWAVE TECHNOLOGIES, INC...............................         3,456
            100     * PRI AUTOMATION, INC.......................................         2,045
            100     * PROBUSINESS SERVICES, INC.................................         1,880
            189     * PROFIT RECOVERY GROUP INTERNATIONAL, INC..................         1,540
            177     * PROGRESS SOFTWARE CORP....................................         3,059
            100     * PROTON ENERGY SYSTEMS.....................................           825
            100     * PROXIM, INC...............................................           992
            100     * PUMATECH, INC.............................................           258
            417     * QLOGIC CORP...............................................        18,561
          9,400     * QUALCOMM, INC.............................................       474,700
            100     * QUEST SOFTWARE, INC.......................................         2,211
            200       QUIXOTE CORP..............................................         3,800
            100     * RADIANT SYSTEMS, INC......................................         1,150
            100     * RADISYS CORP..............................................         1,966
            300     * RAMBUS, INC...............................................         2,397
            700     * RATIONAL SOFTWARE CORP....................................        13,650
            500     * READ-RITE CORP............................................         3,305
            300     * REALNETWORKS, INC.........................................         1,782
            400     * REDBACK NETWORKS, INC.....................................         1,580
            100     * REGISTER.COM, INC.........................................         1,150
            200     * RETEK, INC................................................         5,974
          3,700     * RF MICRO DEVICES, INC.....................................        71,151
            240     * RIVERSTONE NETWORKS, INC..................................         3,984
            100     * ROGERS CORP...............................................         3,030
            100     * RSA SECURITY, INC.........................................         1,746
            193     * S1 CORP...................................................         3,123
            100     * SABA SOFTWARE, INC........................................           522



36  Single Premium Immediate Annuities 2001 ANNUAL REPORT    See Notes To Financial Statements

        Statement of Investments    --    GROWTH EQUITY FUND    --    December 31, 2001
----------------------------------------------------------------------------------------------

        SHARES                                                                        VALUE
      ----------                                                                   -----------
TECHNOLOGY--(Continued)
            100     * SANCHEZ COMPUTER ASSOCIATES, INC..........................   $       855
            222     * SANDISK CORP..............................................         3,197
         11,300     * SANMINA-SCI CORP..........................................       224,870
            332     * SAPIENT CORP..............................................         2,563
            600       SCIENTIFIC-ATLANTA, INC...................................        14,364
            100     * SEACHANGE INTERNATIONAL, INC..............................         3,412
            100     * SECURE COMPUTING CORP.....................................         2,055
            100     * SEEBEYOND TECHNOLOGY CORP.................................           970
            100     * SEMITOOL, INC.............................................         1,148
            258     * SEMTECH CORP..............................................         9,208
            100     * SERENA SOFTWARE, INC......................................         2,174
          6,800     * SIEBEL SYSTEMS, INC.......................................       190,264
            200     * SILICON IMAGE, INC........................................           752
            300     * SILICON STORAGE TECHNOLOGY, INC...........................         2,892
          2,000     * SOLECTRON CORP............................................        22,560
            100     * SOMERA COMMUNICATIONS, INC................................           755
            100     * SONICWALL, INC............................................         1,944
            500     * SONUS NETWORKS, INC.......................................         2,310
            100     * SPECTRALINK CORP..........................................         1,713
            100     * SPEECHWORKS INTERNATIONAL, INC............................         1,125
            300     * STARBASE CORP.............................................           204
          4,300       STMICROELECTRONICS NV (NEW YORK SHS)......................       136,181
            200     * STORAGE TECHNOLOGY CORP...................................         4,134
            300     * STRATOS LIGHTWAVE, INC....................................         1,845
         29,000     * SUN MICROSYSTEMS, INC.....................................       356,700
          1,100     * SUNGARD DATA SYSTEMS, INC.................................        31,823
            300     * SYBASE, INC...............................................         4,728
            100     * SYCAMORE NETWORKS, INC....................................           536
            300     * SYMANTEC CORP.............................................        19,899
            920       SYMBOL TECHNOLOGIES, INC..................................        14,610
            100     * SYMMETRICOM, INC..........................................           761
            200     * SYNOPSYS, INC.............................................        11,814
          3,900     * TAIWAN SEMICONDUCTOR MANUFACTURING CO LTD
                        (SPON ADR)..............................................        66,963
            100     * TAKE-TWO INTERACTIVE SOFTWARE, INC........................         1,617
            100       TECHNITROL, INC...........................................         2,762
            268     * TEKELEC...................................................         4,853
          1,600     * TELLABS, INC..............................................        23,936
            700     * TERADYNE, INC.............................................        21,098
         11,700       TEXAS INSTRUMENTS, INC....................................       327,600
            100     * THERMA-WAVE, INC..........................................         1,492
            200     * TIBCO SOFTWARE, INC.......................................         2,986
            225     * TITAN CORP................................................         5,614
            100       TOTAL SYSTEM SERVICES, INC................................         2,118
             81     * TRANSACTION SYSTEMS ARCHITECTS, INC (CLASS A).............           993
            400     * TRANSMETA CORP............................................           916
            392     * TRANSWITCH CORP...........................................         1,764
            100     * TRIMBLE NAVIGATION LTD....................................         1,621
            570     * TRIQUINT SEMICONDUCTOR, INC...............................         6,988
            100     * TRIZETTO GROUP, INC.......................................         1,312
            100     * UNISYS CORP...............................................         1,254
            100     * UNIVERSAL ACCESS GLOBAL HOLDINGS, INC.....................           469
            100     * UNIVERSAL DISPLAY CORP....................................           910
            200     * USINTERNETWORKING, INC....................................            40
            100     * VARIAN SEMICONDUCTOR EQUIPMENT ASSOCIATES, INC............         3,459
            100     * VEECO INSTRUMENTS, INC....................................         3,605
            893     * VERISIGN, INC.............................................        33,970
          7,200     * VERITAS SOFTWARE CORP.....................................       322,776
            100     * VERITY, INC...............................................         2,025
            376     * VERTICALNET, INC..........................................           526
            400     * VIASYSTEMS GROUP, INC.....................................           252
            100     * VICOR CORP................................................         1,620
            100     * VIEWPOINT CORP............................................           681
            300     * VIGNETTE CORP.............................................         1,611
             98     * VISHAY INTERTECHNOLOGY, INC...............................         1,911
            162     * VISUAL NETWORKS, INC......................................           748
            700     * VITESSE SEMICONDUCTOR CORP................................         8,701
            300     * VITRIA TECHNOLOGY, INC....................................         1,917


        SHARES                                                                        VALUE
      ----------                                                                   -----------
            167     * WAVE SYSTEMS CORP (CLASS A)...............................   $       374
            152     * WEBMETHODS, INC...........................................         2,548
            100     * WEBSENSE, INC.............................................         3,207
            100     * WESCO INTERNATIONAL, INC..................................           495
            359     * WESTERN DIGITAL CORP......................................         2,251
            100     * WESTERN MULTIPLEX CORP (CLASS A)..........................           540
            231     * WIND RIVER SYSTEMS, INC...................................         4,137
            100     * WIRELESS FACILITIES, INC..................................           673
            100     * XICOR, INC................................................         1,110
          5,600     * XILINX, INC...............................................       218,680
            100     * XYBERNAUT CORP............................................           238
          1,300     * YAHOO!, INC...............................................        23,062
            100     * ZEBRA TECHNOLOGIES CORP (CLASS A).........................         5,551
            100     * ZYGO CORP.................................................         1,590
                                                                                   -----------
                      TOTAL TECHNOLOGY..........................................    16,322,707
                                                                                   -----------
TRANSPORTATION--0.20%
            214     * AIRTRAN HOLDINGS, INC.....................................         1,412
            200     * ATLANTIC COAST AIRLINES HOLDINGS, INC.....................         4,658
            100     * BE AEROSPACE, INC.........................................           917
            380       C.H. ROBINSON WORLDWIDE, INC..............................        10,988
            100     * EGL, INC..................................................         1,395
            200       EXPEDITORS INTERNATIONAL OF WASHINGTON, INC...............        11,390
            100     * FRONTIER AIRLINES, INC....................................         1,700
            100     * MESA AIR GROUP, INC.......................................           752
            100     * NORTHWEST AIRLINES CORP...................................         1,570
            100     * RAILAMERICA, INC..........................................         1,446
            500     * SABRE HOLDINGS CORP.......................................        21,175
            200       SKYWEST, INC..............................................         5,090
            193     * SWIFT TRANSPORTATION CO, INC..............................         4,151
            100     * U.S. AIRWAYS GROUP, INC...................................           634
            700       UNITED PARCEL SERVICE, INC (CLASS B)......................        38,150
                                                                                   -----------
                      TOTAL TRANSPORTATION......................................       105,428
                                                                                   -----------
UTILITIES--2.27%
            100     * A T & T LATIN AMERICA CORP (CLASS A)......................           118
          8,500     * A T & T WIRELESS SERVICES, INC............................       122,145
          1,700     * AES CORP..................................................        27,795
            100     * AIRGATE PCS, INC..........................................         4,555
            100     * ALAMOSA HOLDINGS, INC.....................................         1,193
            300     * ALLEGIANCE TELECOM, INC...................................         2,487
          4,363     * AMERICAN TOWER CORP (CLASS A).............................        41,318
            310    b* ARCH WIRELESS, INC........................................             4
          1,200     * CALPINE CORP..............................................        20,148
            100     * CENTENNIAL COMMUNICATIONS CORP............................         1,024
            100     * CHILES OFFSHORE, INC......................................         1,989
            600     * CITIZENS COMMUNICATIONS CO................................         6,396
            300     * CROWN CASTLE INTERNATIONAL CORP...........................         3,204
            100     * DOBSON COMMUNICATIONS CORP (CLASS A)......................           854
            900       DYNEGY, INC (CLASS A).....................................        22,950
            400       EL PASO CORP..............................................        17,844
          1,100     b ENRON CORP................................................           660
            100     * FOCAL COMMUNICATIONS CORP.................................            61
             15     * FOCAL COMMUNICATIONS CORP WTS 12/14/07....................             0
            100     * GENERAL COMMUNICATION, INC (CLASS A)......................           853
             20     * ITC DELTACOM, INC.........................................            17
            100       KINDER MORGAN, INC........................................         5,569
            100     * L-3 COMMUNICATIONS HOLDINGS, INC..........................         9,000
            100     * LEAP WIRELESS INTERNATIONAL, INC..........................         2,097
            500     * LEVEL 3 COMMUNICATIONS, INC...............................         2,500
            900     * MIRANT CORP...............................................        14,418
            100     * MONTANA POWER CO..........................................           575
            100     * NEWPOWER HOLDINGS, INC....................................            74
          2,100     * NEXTEL COMMUNICATIONS, INC (CLASS A)......................        23,016
            100     * NEXTEL PARTNERS, INC (CLASS A)............................         1,200
            200     * NRG ENERGY, INC...........................................         3,100
            100     * ORION POWER HOLDINGS......................................         2,610
            100     * PINNACLE HOLDINGS, INC....................................            34
            200     * PRICE COMMUNICATIONS CORP.................................         3,818



 See Notes To Financial Statements    2001 ANNUAL REPORT Single Premium Immediate Annuities 37

        Statement of Investments    --    GROWTH EQUITY FUND    --    December 31, 2001
----------------------------------------------------------------------------------------------

  SHARES/PRINCIPAL                                                                    VALUE
  ----------------                                                                 -----------
UTILITIES--(Continued)
          2,500       QWEST COMMUNICATIONS INTERNATIONAL, INC...................   $    35,325
              2     * RCN CORP..................................................             6
            100     * SBA COMMUNICATIONS CORP...................................         1,302
          3,000       SBC COMMUNICATIONS, INC...................................       117,510
            100     * SOUTHWESTERN ENERGY CO....................................         1,040
            200     * SPECTRASITE HOLDINGS, INC.................................           718
         26,676     * SPRINT CORP (PCS GROUP)...................................       651,138
            100     * TELECORP PCS, INC (CLASS A)...............................         1,247
            100       TELEPHONE & DATA SYSTEMS, INC.............................         8,975
            200     * TIME WARNER TELECOM, INC (CLASS A)........................         3,538
            200     * TRITON PCS HOLDINGS, INC (CLASS A)........................         5,870
            100     * U.S. UNWIRED, INC (CLASS A)...............................         1,018
            200     * UBIQUITEL, INC............................................         1,490
              2     * VAST SOLUTIONS, INC (CLASS B1)............................             0
              2     * VAST SOLUTIONS, INC (CLASS B2)............................             0
              2     * VAST SOLUTIONS, INC (CLASS B3)............................             0
            100     * WEST CORP.................................................         2,494
            100       WESTERN GAS RESOURCES, INC................................         3,232
            213     * WESTERN WIRELESS CORP (CLASS A)...........................         6,017
            176       WILLIAMS COS, INC.........................................         4,492
            364       WORLDCOM, INC (MCI GROUP).................................         4,623
          1,291     * XO COMMUNICATIONS, INC (CLASS A)..........................           124
                                                                                   -----------
                      TOTAL UTILITIES...........................................     1,193,785
                                                                                   -----------
                      TOTAL COMMON STOCK
                        (Cost $65,696,583)......................................    52,062,468
                                                                                   -----------
SHORT TERM INVESTMENT--0.98%
U.S. GOVERNMENT AND AGENCY--0.98%
                      FEDERAL HOME LOAN BANK (FHLB)
      $515,000          1.510%, 01/02/02........................................       514,978
                                                                                   -----------
                      TOTAL SHORT TERM INVESTMENT
                        (Cost $514,978).........................................       514,978
                                                                                   -----------
                      TOTAL PORTFOLIO--100.11%
                        (Cost $66,211,561)......................................    52,577,446
                      OTHER ASSETS & LIABILITIES, NET--(0.11%)..................      (58,893)
                                                                                   -----------
                      NET ASSETS--100.00%.......................................   $52,518,553
                                                                                   ===========

------------
* Non-income producing
b In bankruptcy

At December 31, 2001, the aggregate cost of portfolio investments for federal income tax purposes was $70,698,997. Net unrealized depreciation of portfolio investments aggregated $18,121,551 of which $2,892,979 related to appreciated portfolio investments and $21,014,530 related to depreciated portfolio investments.



38  Single Premium Immediate Annuities 2001 ANNUAL REPORT    See Notes To Financial Statements

       Statement of Investments    --    GROWTH & INCOME FUND    --    December 31, 2001
----------------------------------------------------------------------------------------------

       SHARES                                                                         VALUE
     ----------                                                                    -----------
COMMON STOCK--98.96%
AEROSPACE AND DEFENSE--1.06%
          1,888       BOEING CO.................................................   $    73,217
          1,794       GENERAL DYNAMICS CORP.....................................       142,874
          7,044     * GENERAL MOTORS CORP (CLASS H).............................       108,830
          3,927       LOCKHEED MARTIN CORP......................................       183,273
            164       NORTHROP GRUMMAN CORP.....................................        16,533
            324       PERKINELMER, INC..........................................        11,346
          3,934       RAYTHEON CO...............................................       127,737
                                                                                   -----------
                      TOTAL AEROSPACE AND DEFENSE...............................       663,810
                                                                                   -----------
BASIC INDUSTRIES--3.54%
            532       AIR PRODUCTS & CHEMICALS, INC.............................        24,956
            617       ALCAN, INC................................................        22,169
          1,816       ALCOA, INC................................................        64,559
            219       ALLEGHENY TECHNOLOGIES, INC...............................         3,668
            262       AVERY DENNISON CORP.......................................        14,811
          1,116       BARRICK GOLD CORP (U.S.)..................................        17,800
            222       BEMIS CO..................................................        10,918
            198       BLACK & DECKER CORP.......................................         7,471
            128       BOISE CASCADE CORP........................................         4,353
            224       CENTEX CORP...............................................        12,788
          9,782       DOW CHEMICAL CO...........................................       330,436
          2,335       DU PONT (E.I.) DE NEMOURS & CO............................        99,261
            182       EASTMAN CHEMICAL CO.......................................         7,102
            306       ECOLAB, INC...............................................        12,317
            296       ENGELHARD CORP............................................         8,193
            273       FLUOR CORP (NEW)..........................................        10,210
             69     * FMC CORP..................................................         4,106
            391     * FREEPORT-MCMORAN COPPER & GOLD, INC (CLASS A).............         5,235
            519       GEORGIA-PACIFIC CORP (GEORGIA-PACIFIC GROUP)..............        14,330
            354       GOODRICH CORP.............................................         9,423
            343     * HERCULES, INC.............................................         3,430
         17,026     * INCO LTD (U.S.)...........................................       288,420
          1,011       INTERNATIONAL PAPER CO....................................        40,794
            100       KB HOME...................................................         4,010
          5,356       KIMBERLY-CLARK CORP.......................................       320,289
            329     * LOUISIANA-PACIFIC CORP....................................         2,777
            935       MASCO CORP................................................        22,908
            234       MEAD CORP.................................................         7,228
            493       NEWMONT MINING CORP.......................................         9,421
            207       NUCOR CORP................................................        10,963
            393     * PACTIV CORP...............................................         6,976
            286     * PHELPS DODGE CORP.........................................         9,266
            782       PLACER DOME, INC (U.S.)...................................         8,532
            408       PPG INDUSTRIES, INC.......................................        21,102
          6,269       PRAXAIR, INC..............................................       346,362
             90       PULTE HOMES, INC..........................................         4,020
            507       ROHM & HAAS CO............................................        17,557
            194     * SEALED AIR CORP...........................................         7,919
            380       SHERWIN-WILLIAMS CO.......................................        10,450
            240       SIGMA-ALDRICH CORP........................................         9,458
            132       SNAP-ON, INC..............................................         4,443
            206       STANLEY WORKS.............................................         9,593
            126       TEMPLE-INLAND, INC........................................         7,148
            302       UNITED STATES STEEL CORP..................................         5,469
            236       VULCAN MATERIALS CO.......................................        11,314
            234       WESTVACO CORP.............................................         6,657
          5,613       WEYERHAEUSER CO...........................................       303,551
            360       WILLAMETTE INDUSTRIES, INC................................        18,763
            222       WORTHINGTON INDUSTRIES, INC...............................         3,152
                                                                                   -----------
                      TOTAL BASIC INDUSTRIES....................................     2,206,078
                                                                                   -----------
CONSUMER CYCLICAL--9.46%
            235     * AMERICAN GREETINGS CORP (CLASS A).........................         3,238
         29,236     * AOL TIME WARNER, INC......................................       938,476
          7,562       AUTOLIV, INC..............................................       153,584
            656     * BED BATH & BEYOND, INC....................................        22,238
            260       BIG LOTS, INC.............................................         2,704


       SHARES                                                                         VALUE
     ----------                                                                    -----------
            230       BRUNSWICK CORP............................................   $     5,005
          1,293       CARNIVAL CORP.............................................        36,307
          3,502     * CLEAR CHANNEL COMMUNICATIONS, INC.........................       178,287
          2,100     * COMCAST CORP (CLASS A) SPECIAL............................        75,600
            188       COOPER TIRE & RUBBER CO...................................         3,000
          5,250     * COX COMMUNICATIONS, INC (CLASS A).........................       220,028
            388       DANA CORP.................................................         5,385
            297       DARDEN RESTAURANTS, INC...................................        10,514
          1,233       DELPHI AUTOMOTIVE SYSTEMS CORP............................        16,843
            243       DILLARD'S, INC (CLASS A)..................................         3,888
            778       DOLLAR GENERAL CORP.......................................        11,592
            287       DONNELLEY (R.R.) & SONS CO................................         8,521
            210       DOW JONES & CO, INC.......................................        11,493
            649       EASTMAN KODAK CO..........................................        19,100
          7,638       FAMILY DOLLAR STORES, INC.................................       228,987
            482     * FEDERATED DEPARTMENT STORES, INC..........................        19,714
          3,853       FORD MOTOR CO.............................................        60,569
            546       GANNETT CO, INC...........................................        36,708
          1,697       GAP, INC..................................................        23,656
          1,218       GENERAL MOTORS CORP.......................................        59,195
            418       GENUINE PARTS CO..........................................        15,341
            360       GOODYEAR TIRE & RUBBER CO.................................         8,572
            718       HARLEY-DAVIDSON, INC......................................        38,995
            307     * HARRAH'S ENTERTAINMENT, INC...............................        11,362
            779       HILTON HOTELS CORP........................................         8,507
          3,200       HONDA MOTOR CO LTD........................................       127,697
            100     * INTERNATIONAL GAME TECHNOLOGY.............................         6,830
            759       INTERPUBLIC GROUP OF COS, INC.............................        22,421
            600       J.C. PENNEY CO, INC.......................................        16,140
            198       JOHNSON CONTROLS, INC.....................................        15,989
            200     * JONES APPAREL GROUP, INC..................................         6,634
          1,024     * KMART CORP................................................         5,591
            191       KNIGHT RIDDER, INC........................................        12,402
          3,364     * KOHL'S CORP...............................................       236,960
            455       LEGGETT & PLATT, INC......................................        10,465
         13,093     * LIBERTY MEDIA CORP (CLASS A)..............................       183,302
            916       LIMITED, INC..............................................        13,484
            151       LIZ CLAIBORNE, INC........................................         7,512
            492       MARRIOTT INTERNATIONAL, INC (CLASS A).....................        20,000
            576       MAY DEPARTMENT STORES CO..................................        21,300
            188       MAYTAG CORP...............................................         5,834
          2,735       MCDONALD'S CORP...........................................        72,395
            458       MCGRAW-HILL COS, INC......................................        27,929
            122       MEREDITH CORP.............................................         4,349
            396       NEW YORK TIMES CO (CLASS A)...............................        17,127
            579       NIKE, INC (CLASS B).......................................        32,563
         21,000       NISSAN MOTOR CO LTD.......................................       111,361
            332       NORDSTROM, INC............................................         6,716
            417       OMNICOM GROUP, INC........................................        37,259
            155     * REEBOK INTERNATIONAL LTD..................................         4,108
            668       SEARS ROEBUCK & CO........................................        31,824
            800     * STARBUCKS CORP............................................        15,240
          2,046       TARGET CORP...............................................        83,988
          4,393       TIFFANY & CO..............................................       138,248
            624       TJX COS, INC..............................................        24,873
            650       TRIBUNE CO................................................        24,330
            354     * TRICON GLOBAL RESTAURANTS, INC............................        17,417
            292       TRW, INC..................................................        10,816
            500     * UNIVISION COMMUNICATIONS, INC (CLASS A)...................        20,230
            321       VF CORP...................................................        12,522
          1,514     * VIACOM, INC (CLASS A).....................................        66,995
          9,751     * VIACOM, INC (CLASS B).....................................       430,507
            370       VISTEON CORP..............................................         5,565
         28,390       WAL-MART STORES, INC......................................     1,633,845
          4,574       WALT DISNEY CO............................................        94,773
            264       WENDY'S INTERNATIONAL, INC................................         7,701
            168       WHIRLPOOL CORP............................................        12,319
                                                                                   -----------
                      TOTAL CONSUMER CYCLICAL...................................     5,894,970
                                                                                   -----------



 See Notes To Financial Statements    2001 ANNUAL REPORT Single Premium Immediate Annuities 39

       Statement of Investments    --    GROWTH & INCOME FUND    --    December 31, 2001
----------------------------------------------------------------------------------------------

       SHARES                                                                         VALUE
     ----------                                                                    -----------
CONSUMER NON-CYCLICAL--10.59%
            133       ALBERTO-CULVER CO (CLASS B)...............................   $     5,950
            801       ALBERTSON'S, INC..........................................        25,223
          5,799       ANHEUSER-BUSCH COS, INC...................................       262,173
          1,376       ARCHER DANIELS MIDLAND CO.................................        19,746
            243     * AUTOZONE, INC.............................................        17,447
            557       AVON PRODUCTS, INC........................................        25,901
            476     * BEST BUY CO, INC..........................................        35,452
            147       BROWN-FORMAN CORP (CLASS B)...............................         9,202
            893       CAMPBELL SOUP CO..........................................        26,674
            571       CIRCUIT CITY STORES, INC (CIRCUIT CITY GROUP).............        14,817
            543       CLOROX CO.................................................        21,476
          5,337       COCA-COLA CO..............................................       251,640
            888       COCA-COLA ENTERPRISES, INC................................        16,819
          8,816       COLGATE-PALMOLIVE CO......................................       509,124
          1,037       CONAGRA FOODS, INC........................................        24,649
             69       COORS (ADOLPH) CO (CLASS B)...............................         3,685
            900     * COSTCO WHOLESALE CORP.....................................        39,942
          1,577       CVS CORP..................................................        46,679
         35,460       DIAGEO PLC................................................       405,127
            803       GENERAL MILLS, INC........................................        41,764
          5,818       GILLETTE CO...............................................       194,321
            462       HASBRO, INC...............................................         7,498
            727       HEINZ (H.J.) CO...........................................        29,894
            317       HERSHEY FOODS CORP........................................        21,461
         25,293       HOME DEPOT, INC...........................................     1,290,196
            242       INTERNATIONAL FLAVORS & FRAGRANCES, INC...................         7,190
            943       KELLOGG CO................................................        28,384
          3,858       KRAFT FOODS, INC (CLASS A)................................       131,288
          1,748     * KROGER CO.................................................        36,481
          4,946       LOWE'S COS................................................       229,544
            892       MATTEL, INC...............................................        15,342
          2,345       NESTLE S.A. (REGD) (B SHS)................................       499,988
            552       NEWELL RUBBERMAID, INC....................................        15,219
            665     * OFFICE DEPOT, INC.........................................        12,329
            600       PEPSI BOTTLING GROUP, INC.................................        14,100
         16,583       PEPSICO, INC..............................................       807,426
          4,813       PHILIP MORRIS COS, INC....................................       220,676
          9,221       PROCTER & GAMBLE CO.......................................       729,658
            449       RADIOSHACK CORP...........................................        13,515
          1,090     * SAFEWAY, INC..............................................        45,508
          1,551       SARA LEE CORP.............................................        34,479
            900     * STAPLES, INC..............................................        16,830
            468     * TOYS "R" US, INC..........................................         9,706
          1,226       UNILEVER NV (NEW YORK SHS)................................        70,630
            409       UST, INC..................................................        14,315
          7,824       WALGREEN CO...............................................       263,356
            468       WINN-DIXIE STORES, INC....................................         6,669
            538       WRIGLEY (WM.) JR CO.......................................        27,637
                                                                                   -----------
                      TOTAL CONSUMER NON-CYCLICAL...............................     6,597,130
                                                                                   -----------
ENERGY--6.29%
            215       AMERADA HESS CORP.........................................        13,438
            580       ANADARKO PETROLEUM CORP...................................        32,973
          6,814       APACHE CORP...............................................       339,882
            262       ASHLAND, INC..............................................        12,073
         12,919       BAKER HUGHES, INC.........................................       471,156
          6,859       BURLINGTON RESOURCES, INC.................................       257,487
          2,383       CHEVRONTEXACO CORP........................................       213,541
          1,340       CONOCO, INC...............................................        37,922
            300       DEVON ENERGY CORP.........................................        11,595
            300       EOG RESOURCES, INC........................................        11,733
         48,406       EXXON MOBIL CORP..........................................     1,902,356
            924       HALLIBURTON CO............................................        12,104
            223       KERR-MCGEE CORP...........................................        12,220
            599       MARATHON OIL CORP.........................................        17,970
            222     * MCDERMOTT INTERNATIONAL, INC..............................         2,724
            400     * NABORS INDUSTRIES, INC....................................        13,732
          3,422       NOBLE AFFILIATES, INC.....................................       120,762


       SHARES                                                                         VALUE
     ----------                                                                    -----------
            300     * NOBLE DRILLING CORP.......................................   $    10,212
            778       OCCIDENTAL PETROLEUM CORP.................................        20,640
            851       PHILLIPS PETROLEUM CO.....................................        51,281
            213     * ROWAN COS, INC............................................         4,126
          4,699       ROYAL DUTCH PETROLEUM CO (NEW YORK SHS)...................       230,345
          1,277       SCHLUMBERGER LTD..........................................        70,171
            186       SUNOCO, INC...............................................         6,945
            677       TRANSOCEAN SEDCO FOREX, INC...............................        22,896
            464       UNOCAL CORP...............................................        16,736
                                                                                   -----------
                      TOTAL ENERGY..............................................     3,917,020
                                                                                   -----------
FINANCIAL SERVICES--17.77%
          1,224       AFLAC, INC................................................        30,061
          1,545       ALLSTATE CORP.............................................        52,067
            300       AMBAC FINANCIAL GROUP, INC................................        17,358
          8,844       AMERICAN EXPRESS CO.......................................       315,642
         20,636       AMERICAN INTERNATIONAL GROUP, INC.........................     1,638,498
            821       AMSOUTH BANCORPORATION....................................        15,517
            588       AON CORP..................................................        20,886
         15,152       BANK OF AMERICA CORP......................................       953,818
          1,622       BANK OF NEW YORK CO, INC..................................        66,178
          2,560       BANK ONE CORP.............................................        99,968
          1,025       BB&T CORP.................................................        37,013
            174       BEAR STEARNS COS, INC.....................................        10,203
            453       CAPITAL ONE FINANCIAL CORP................................        24,439
          2,954       CHARLES SCHWAB CORP.......................................        45,698
            540       CHARTER ONE FINANCIAL, INC................................        14,661
            403       CHUBB CORP................................................        27,807
            385       CINCINNATI FINANCIAL CORP.................................        14,688
         34,282       CITIGROUP, INC............................................     1,730,555
            470       COMERICA, INC.............................................        26,931
            835     * CONSECO, INC..............................................         3,724
            254       COUNTRYWIDE CREDIT INDUSTRIES, INC........................        10,406
            900       EQUITY OFFICE PROPERTIES TRUST............................        27,072
            500       EQUITY RESIDENTIAL PROPERTIES TRUST.......................        14,355
          8,922       FANNIE MAE................................................       709,299
          4,774       FIFTH THIRD BANCORP.......................................       292,789
         16,207       FLEETBOSTON FINANCIAL CORP................................       591,556
            584       FRANKLIN RESOURCES, INC...................................        20,598
          1,516       FREDDIE MAC...............................................        99,146
            358       GOLDEN WEST FINANCIAL CORP................................        21,068
            507       HARTFORD FINANCIAL SERVICES GROUP, INC....................        31,855
          1,086       HOUSEHOLD INTERNATIONAL, INC..............................        62,923
            606       HUNTINGTON BANCSHARES, INC................................        10,417
            363       JEFFERSON-PILOT CORP......................................        16,796
            700       JOHN HANCOCK FINANCIAL SERVICES, INC......................        28,910
          4,356       JP MORGAN CHASE & CO......................................       158,341
            849       KEYCORP...................................................        20,665
          8,769       LEHMAN BROTHERS HOLDINGS, INC.............................       585,769
            442       LINCOLN NATIONAL CORP.....................................        21,468
            619       MARSH & MCLENNAN COS, INC.................................        66,512
            292       MBIA, INC.................................................        15,660
          1,857       MBNA CORP.................................................        65,366
          7,422       MELLON FINANCIAL CORP.....................................       279,216
          1,814       MERRILL LYNCH & CO, INC...................................        94,546
          7,299       METLIFE, INC..............................................       231,232
            241       MGIC INVESTMENT CORP......................................        14,875
          2,887       MONY GROUP, INC...........................................        99,804
          2,387       MORGAN STANLEY DEAN WITTER & CO...........................       133,529
          1,342       NATIONAL CITY CORP........................................        39,240
          4,468       NORTHERN TRUST CORP.......................................       269,063
         50,505       OLD MUTUAL PLC............................................        64,317
            690       PNC FINANCIAL SERVICES GROUP, INC.........................        38,778
            169       PROGRESSIVE CORP..........................................        25,232
            750     * PROVIDIAN FINANCIAL CORP..................................         2,663
          9,962     * PRUDENTIAL FINANCIAL, INC.................................       330,639
            521       REGIONS FINANCIAL CORP....................................        15,599
         14,461       SAFECO CORP...............................................       450,460
            800       SOUTHTRUST CORP...........................................        19,736



40  Single Premium Immediate Annuities 2001 ANNUAL REPORT    See Notes To Financial Statements

       Statement of Investments    --    GROWTH & INCOME FUND    --    December 31, 2001
----------------------------------------------------------------------------------------------

FINANCIAL SERVICES--(Continued)
            520       ST. PAUL COS, INC.........................................   $    22,864
            400       STARWOOD HOTELS & RESORTS WORLDWIDE, INC..................        11,940
            748       STATE STREET CORP.........................................        39,083
            508       STILWELL FINANCIAL, INC...................................        13,828
            654       SUNTRUST BANKS, INC.......................................        41,006
            681       SYNOVUS FINANCIAL CORP....................................        17,059
            280       T ROWE PRICE GROUP, INC...................................         9,724
            291       TORCHMARK CORP............................................        11,445
         16,786       U.S. BANCORP..............................................       351,331
            339       UNION PLANTERS CORP.......................................        15,299
            537       UNUMPROVIDENT CORP........................................        14,236
            368       USA EDUCATION, INC........................................        30,919
          3,055       WACHOVIA CORP.............................................        95,805
          1,965       WASHINGTON MUTUAL, INC....................................        64,256
          3,823       WELLS FARGO & CO..........................................       166,109
            300       XL CAPITAL LTD (CLASS A)..................................        27,408
            300       ZIONS BANCORP.............................................        15,774
                                                                                   -----------
                      TOTAL FINANCIAL SERVICES..................................    11,073,698
                                                                                   -----------
HEALTH CARE--14.24%
         13,662       ABBOTT LABORATORIES.......................................       761,657
          6,045       AETNA, INC (NEW)..........................................       199,425
            307       ALLERGAN, INC.............................................        23,040
          5,822       AMERICAN HOME PRODUCTS CORP...............................       357,238
            200       AMERISOURCEBERGEN CORP....................................        12,710
          8,857     * AMGEN, INC................................................       499,889
            560     * ANTHEM, INC...............................................        27,720
            477       APPLERA CORP (APPLIED BIOSYSTEMS GROUP)...................        18,732
            118       BARD (C.R.), INC..........................................         7,611
            132       BAUSCH & LOMB, INC........................................         4,971
          6,488       BAXTER INTERNATIONAL, INC.................................       347,951
            581       BECTON DICKINSON & CO.....................................        19,260
            348     * BIOGEN, INC...............................................        19,958
            586       BIOMET, INC...............................................        18,107
            761     * BOSTON SCIENTIFIC CORP....................................        18,355
          8,124       BRISTOL-MYERS SQUIBB CO...................................       414,324
          4,088       CARDINAL HEALTH, INC......................................       264,330
            400     * CHIRON CORP...............................................        17,536
            326       CIGNA CORP................................................        30,204
            400     * FOREST LABORATORIES, INC..................................        32,780
            300     * GENZYME CORP (GENERAL DIVISION)...........................        17,958
            613     * GUIDANT CORP..............................................        30,527
          1,147       HCA, INC..................................................        44,205
            400     * HEALTH MANAGEMENT ASSOCIATES, INC (CLASS A)...............         7,360
            916     * HEALTHSOUTH CORP..........................................        13,575
            511     * HUMANA, INC...............................................         6,025
          1,200     * IMMUNEX CORP..............................................        33,252
            620       IMS HEALTH, INC...........................................        12,096
         19,475       JOHNSON & JOHNSON.........................................     1,150,973
          5,488     * KING PHARMACEUTICALS, INC.................................       231,209
          2,538       LILLY (ELI) & CO..........................................       199,335
            264     * MANOR CARE, INC...........................................         6,259
            653       MCKESSON CORP.............................................        24,422
            500     * MEDIMMUNE, INC............................................        23,175
          6,317       MEDTRONIC, INC............................................       323,494
         11,162       MERCK & CO, INC...........................................       656,326
            100       MILLIPORE CORP............................................         6,070
            393       PALL CORP.................................................         9,456
         39,494       PFIZER, INC...............................................     1,573,836
          9,475       PHARMACIA CORP............................................       404,109
            366     * QUINTILES TRANSNATIONAL CORP..............................         5,874
         13,890       SCHERING-PLOUGH CORP......................................       497,401
            194     * ST. JUDE MEDICAL, INC.....................................        15,064
            400       STRYKER CORP..............................................        23,348
          3,641     * TENET HEALTHCARE CORP.....................................       213,800
          2,990       UNITEDHEALTH GROUP, INC...................................       211,602
            223     * WATSON PHARMACEUTICALS, INC...............................         7,000
            156     * WELLPOINT HEALTH NETWORKS, INC............................        18,229


       SHARES                                                                         VALUE
     ----------                                                                    -----------
            401     * ZIMMER HOLDINGS, INC......................................   $    12,247
                                                                                   -----------
                      TOTAL HEALTH CARE.........................................     8,874,025
                                                                                   -----------
OTHER--2.33%
          2,063     * CENDANT CORP..............................................        40,455
            400       CINTAS CORP...............................................        19,200
            151       CRANE CO..................................................         3,872
            471       DOVER CORP................................................        17,460
            379       FORTUNE BRANDS, INC.......................................        15,005
            446       H & R BLOCK, INC..........................................        19,936
          1,743       HONEYWELL INTERNATIONAL, INC..............................        58,948
            210       ITT INDUSTRIES, INC.......................................        10,605
            394       LOEWS CORP................................................        21,820
            384       MOODY'S CORP..............................................        15,306
            400     * ROBERT HALF INTERNATIONAL, INC............................        10,680
            318       SUPERVALU, INC............................................         7,034
          1,528       SYSCO CORP................................................        40,064
            348       TEXTRON, INC..............................................        14,428
            300     * TMP WORLDWIDE, INC........................................        12,870
         18,297       TYCO INTERNATIONAL LTD....................................     1,077,693
          1,015       UNITED TECHNOLOGIES CORP..................................        65,599
                                                                                   -----------
                      TOTAL OTHER...............................................     1,450,975
                                                                                   -----------
PRODUCER DURABLES--4.73%
            509     * ALLIED WASTE INDUSTRIES, INC..............................         7,157
            741       CATERPILLAR, INC..........................................        38,717
            204       COOPER INDUSTRIES, INC....................................         7,124
            328       DANAHER CORP..............................................        19,782
            481       DEERE & CO................................................        21,000
            169       EATON CORP................................................        12,575
            897       EMERSON ELECTRIC CO.......................................        51,219
         61,927       GENERAL ELECTRIC CO.......................................     2,482,034
            314       GRAINGER (W.W.), INC......................................        15,072
            699       ILLINOIS TOOL WORKS, INC..................................        47,336
            385       INGERSOLL-RAND CO.........................................        16,097
            832       MINNESOTA MINING & MANUFACTURING CO.......................        98,351
            145       NAVISTAR INTERNATIONAL CORP...............................         5,728
            184       PACCAR, INC...............................................        12,074
            261       PARKER HANNIFIN CORP......................................        11,983
            518       PITNEY BOWES, INC.........................................        19,482
            200     * POWER-ONE, INC............................................         2,082
            436       ROCKWELL COLLINS, INC.....................................         8,502
            436       ROCKWELL INTERNATIONAL CORP...............................         7,787
            124     * THOMAS & BETTS CORP.......................................         2,623
          1,401       WASTE MANAGEMENT, INC.....................................        44,706
          1,337       XEROX CORP................................................        13,932
                                                                                   -----------
                      TOTAL PRODUCER DURABLES...................................     2,945,363
                                                                                   -----------
TECHNOLOGY--19.55%
          1,784     * ADC TELECOMMUNICATIONS, INC...............................         8,206
            558       ADOBE SYSTEMS, INC........................................        17,326
            798     * ADVANCED MICRO DEVICES, INC...............................        12,656
            965     * AGILENT TECHNOLOGIES, INC.................................        27,512
         12,255     * ALTERA CORP...............................................       260,051
            500     * AMERICAN POWER CONVERSION CORP............................         7,230
          5,588     * ANALOG DEVICES, INC.......................................       248,051
            185     * ANDREW CORP...............................................         4,050
            846     * APPLE COMPUTER, INC.......................................        18,527
         12,235     * APPLIED MATERIALS, INC....................................       490,624
          2,041     * APPLIED MICRO CIRCUITS CORP...............................        23,104
            141       AUTODESK, INC.............................................         5,255
          1,365       AUTOMATIC DATA PROCESSING, INC............................        80,399
            673     * AVAYA, INC................................................         8,177
          5,190     * BEA SYSTEMS, INC..........................................        79,926
            560     * BMC SOFTWARE, INC.........................................         9,167
            600     * BROADCOM CORP (CLASS A)...................................        24,522
          3,397     * BROCADE COMMUNICATIONS SYSTEMS, INC.......................       112,509
         21,404     * CIENA CORP................................................       306,291
         55,521     * CISCO SYSTEMS, INC........................................     1,005,485



 See Notes To Financial Statements    2001 ANNUAL REPORT Single Premium Immediate Annuities 41

       Statement of Investments    --    GROWTH & INCOME FUND    --    December 31, 2001
----------------------------------------------------------------------------------------------

       SHARES                                                                         VALUE
     ----------                                                                    -----------
TECHNOLOGY--(Continued)
            416     * CITRIX SYSTEMS, INC.......................................   $     9,427
          3,543       COMPAQ COMPUTER CORP......................................        34,580
          1,253       COMPUTER ASSOCIATES INTERNATIONAL, INC....................        43,216
            488     * COMPUTER SCIENCES CORP....................................        23,902
            927     * COMPUWARE CORP............................................        10,929
            452     * COMVERSE TECHNOLOGY, INC..................................        10,111
          1,100     * CONCORD EFS, INC..........................................        36,058
            659     * CONEXANT SYSTEMS, INC.....................................         9,463
            400     * CONVERGYS CORP............................................        14,996
          1,893     * CORNING, INC..............................................        16,886
         14,633     * DELL COMPUTER CORP........................................       397,725
            167       DELUXE CORP...............................................         6,944
          1,100       ELECTRONIC DATA SYSTEMS CORP..............................        75,405
         13,111     * EMC CORP..................................................       176,212
            429       EQUIFAX, INC..............................................        10,360
            878       FIRST DATA CORP...........................................        68,879
            400     * FISERV, INC...............................................        16,928
            834     * GATEWAY, INC..............................................         6,705
          4,236       HEWLETT-PACKARD CO........................................        87,007
         42,213       INTEL CORP................................................     1,327,599
         10,690       INTERNATIONAL BUSINESS MACHINES CORP......................     1,293,062
            500     * INTUIT, INC...............................................        21,390
            500     * JABIL CIRCUIT, INC........................................        11,360
          2,700     * JDS UNIPHASE CORP.........................................        23,436
            414     * KLA-TENCOR CORP...........................................        20,518
          6,100     * LAM RESEARCH CORP.........................................       141,642
            296     * LEXMARK INTERNATIONAL, INC................................        17,464
            700       LINEAR TECHNOLOGY CORP....................................        27,328
            797     * LSI LOGIC CORP............................................        12,577
          7,376     * LUCENT TECHNOLOGIES, INC..................................        46,395
            700     * MAXIM INTEGRATED PRODUCTS, INC............................        36,757
            300     * MERCURY INTERACTIVE CORP..................................        10,194
          1,260     * MICRON TECHNOLOGY, INC....................................        39,060
         38,334     * MICROSOFT CORP............................................     2,539,628
            453       MOLEX, INC................................................        14,020
         29,509       MOTOROLA, INC.............................................       443,225
            404     * NATIONAL SEMICONDUCTOR CORP...............................        12,439
            224     * NCR CORP..................................................         8,257
            794     * NETWORK APPLIANCE, INC....................................        17,365
         23,002       NOKIA CORP (SPON ADR).....................................       564,239
         19,097     * NORTEL NETWORKS CORP (U.S.)...............................       143,228
            872     * NOVELL, INC...............................................         4,002
            300     * NOVELLUS SYSTEMS, INC.....................................        11,835
            300     * NVIDIA CORP...............................................        20,070
         12,400     * ORACLE CORP...............................................       171,244
          1,289     * PALM, INC.................................................         5,001
            625     * PARAMETRIC TECHNOLOGY CORP................................         4,881
            767       PAYCHEX, INC..............................................        26,730
            620     * PEOPLESOFT, INC...........................................        24,924
            400     * PMC-SIERRA, INC...........................................         8,504
            200     * QLOGIC CORP...............................................         8,902
          5,551     * QUALCOMM, INC.............................................       280,326
          1,100     * SANMINA-SCI CORP..........................................        21,890
            400     * SAPIENT CORP..............................................         3,088
            462       SCIENTIFIC-ATLANTA, INC...................................        11,060
          1,000     * SIEBEL SYSTEMS, INC.......................................        27,980
          1,556     * SOLECTRON CORP............................................        17,552
         15,004     * SUN MICROSYSTEMS, INC.....................................       184,549
            500       SYMBOL TECHNOLOGIES, INC..................................         7,940
            314     * TEKTRONIX, INC............................................         8,095
            830     * TELLABS, INC..............................................        12,417
            395     * TERADYNE, INC.............................................        11,905
          3,838       TEXAS INSTRUMENTS, INC....................................       107,464
            465     * THERMO ELECTRON CORP......................................        11,095
            720     * UNISYS CORP...............................................         9,029
          5,099     * VERITAS SOFTWARE CORP.....................................       228,588
            500     * VITESSE SEMICONDUCTOR CORP................................         6,215
          8,597     * XILINX, INC...............................................       335,713


       SHARES                                                                         VALUE
     ----------                                                                    -----------
          1,951     * YAHOO!, INC...............................................   $    34,611
                                                                                   -----------
                      TOTAL TECHNOLOGY..........................................    12,181,594
                                                                                   -----------
TRANSPORTATION--0.59%
            452     * AMR CORP..................................................        10,021
            839       BURLINGTON NORTHERN SANTA FE CORP.........................        23,937
          3,590     * CONTINENTAL AIRLINES, INC (CLASS B).......................        94,094
            472       CSX CORP..................................................        16,544
            317       DELTA AIR LINES, INC......................................         9,275
            647     * FEDEX CORP................................................        33,566
            769       NORFOLK SOUTHERN CORP.....................................        14,096
            242       RYDER SYSTEM, INC.........................................         5,360
            355     * SABRE HOLDINGS CORP.......................................        15,034
          6,255       SOUTHWEST AIRLINES CO.....................................       115,592
            170     * U.S. AIRWAYS GROUP, INC...................................         1,078
            566       UNION PACIFIC CORP........................................        32,262
                                                                                   -----------
                      TOTAL TRANSPORTATION......................................       370,859
                                                                                   -----------
UTILITIES--8.81%
         48,954       A T & T CORP..............................................       888,026
         24,639     * A T & T WIRELESS SERVICES, INC............................       354,062
          1,260     * AES CORP..................................................        20,601
            300       ALLEGHENY ENERGY, INC.....................................        10,866
          2,806       ALLIANT ENERGY CORP.......................................        85,190
            629       ALLTEL CORP...............................................        38,828
            330       AMEREN CORP...............................................        13,959
            672       AMERICAN ELECTRIC POWER CO, INC...........................        29,252
          3,311     * AMERICAN TOWER CORP (CLASS A).............................        31,355
          4,176       BELLSOUTH CORP............................................       159,314
            600     * CALPINE CORP..............................................        10,074
            325       CENTURYTEL, INC...........................................        10,660
            376       CINERGY CORP..............................................        12,570
            700     * CITIZENS COMMUNICATIONS CO................................         7,462
          8,526       CMS ENERGY CORP...........................................       204,880
            513       CONSOLIDATED EDISON, INC..................................        20,705
            451       CONSTELLATION ENERGY GROUP, INC...........................        11,974
          3,492       DOMINION RESOURCES, INC...................................       209,869
            338       DTE ENERGY CO.............................................        14,176
          1,800       DUKE ENERGY CORP..........................................        70,668
            700       DYNEGY, INC (CLASS A).....................................        17,850
            708     * EDISON INTERNATIONAL......................................        10,691
          1,135       EL PASO CORP..............................................        50,632
            477       ENTERGY CORP..............................................        18,655
            680       EXELON CORP...............................................        32,558
            713       FIRSTENERGY CORP..........................................        24,941
            418       FPL GROUP, INC............................................        23,575
            300       KEYSPAN CORP..............................................        10,395
            300       KINDER MORGAN, INC........................................        16,707
         14,400     * LEVEL 3 COMMUNICATIONS, INC...............................        72,000
            887     * MIRANT CORP...............................................        14,210
          1,590     * NEXTEL COMMUNICATIONS, INC (CLASS A)......................        17,426
            463     * NIAGARA MOHAWK HOLDINGS, INC..............................         8,209
            179       NICOR, INC................................................         7,454
          7,152       NISOURCE, INC.............................................       164,925
            108     * NISOURCE, INC (SAILS).....................................           251
            894     * P G & E CORP..............................................        17,201
            198       PINNACLE WEST CAPITAL CORP................................         8,286
            342       PPL CORP..................................................        11,919
          6,012     * PRICE COMMUNICATIONS CORP.................................       114,769
            476       PROGRESS ENERGY, INC......................................        21,434
            224     * PROGRESS ENERGY, INC (CVO)................................           101
            505       PUBLIC SERVICE ENTERPRISE GROUP, INC......................        21,306
          3,530       QWEST COMMUNICATIONS INTERNATIONAL, INC...................        49,879
          5,940       RELIANT ENERGY, INC.......................................       157,529
         14,227       SBC COMMUNICATIONS, INC...................................       557,272
            450       SEMPRA ENERGY.............................................        11,048
          8,405       SOUTHERN CO...............................................       213,067
          9,948       SPRINT CORP (FON GROUP)...................................       199,756
         14,140     * SPRINT CORP (PCS GROUP)...................................       345,157



42  Single Premium Immediate Annuities 2001 ANNUAL REPORT    See Notes To Financial Statements

       Statement of Investments    --    GROWTH & INCOME FUND    --    December 31, 2001
----------------------------------------------------------------------------------------------

  SHARES/PRINCIPAL                                                                     VALUE
  ----------------                                                                  -----------
UTILITIES--(Continued)
            300       TECO ENERGY, INC..........................................   $     7,872
          3,124       TXU CORP..................................................       147,297
          5,885       VERIZON COMMUNICATIONS, INC...............................       279,302
          3,992     * WESTERN WIRELESS CORP (CLASS A)...........................       112,774
          1,100       WILLIAMS COS, INC.........................................        28,072
         33,281     * WORLDCOM, INC (WORLDCOM GROUP)............................       468,624
            778       XCEL ENERGY, INC..........................................        21,582
                                                                                   -----------
                      TOTAL UTILITIES...........................................     5,489,217
                                                                                   -----------
                      TOTAL COMMON STOCK
                        (Cost $63,501,071)......................................    61,664,739
                                                                                   -----------
SHORT TERM INVESTMENT--1.56%
U.S. GOVERNMENT AND AGENCY--1.56%
                      FEDERAL HOME LOAN BANK (FHLB)
       $970,000         1.510%, 01/02/02........................................       969,959
                                                                                   -----------
                      TOTAL SHORT TERM INVESTMENT
                        (Cost $969,959).........................................       969,959
                                                                                   -----------
                      TOTAL PORTFOLIO--100.52%
                        (Cost $64,471,030)......................................    62,634,698

                      OTHER ASSETS & LIABILITIES, NET--(0.52%)..................     (322,139)
                                                                                   -----------
                      NET ASSETS--100.00%.......................................   $62,312,559
                                                                                   ===========

------------
* Non-income producing

At December 31, 2001, the aggregate cost of portfolio investments for federal income tax purposes was $69,627,520. Net unrealized depreciation of portfolio investments aggregated $6,992,822 of which $4,626,449 related to appreciated portfolio investments and $11,619,271 related to depreciated portfolio investments.




 See Notes To Financial Statements    2001 ANNUAL REPORT Single Premium Immediate Annuities 43

      Summary by Country  --  INTERNATIONAL EQUITY FUND  --  December 31, 2001
----------------------------------------------------------------------------------------------

                                                                      VALUE               %
                                                                   -----------         -------
FOREIGN:
--------
AUSTRALIA.......................................................   $ 1,256,760           3.62%
AUSTRIA.........................................................        18,628           0.05
BELGIUM.........................................................       281,407           0.81
BERMUDA.........................................................        34,691           0.10
CANADA..........................................................            40           0.00
CAYMAN ISLANDS..................................................         1,968           0.01
DENMARK.........................................................       199,112           0.57
FINLAND.........................................................       869,488           2.50
FRANCE..........................................................     3,221,853           9.27
GERMANY.........................................................     2,457,701           7.07
GREECE..........................................................        68,565           0.20
HONG KONG.......................................................       472,951           1.36
IRELAND.........................................................       297,517           0.86
ITALY...........................................................     1,165,650           3.36
JAPAN...........................................................     6,955,684          20.02
NETHERLANDS.....................................................     2,433,565           7.01
NEW ZEALAND.....................................................        20,778           0.06
NORWAY..........................................................        87,625           0.25
PORTUGAL........................................................       105,807           0.30
SINGAPORE.......................................................       229,268           0.66
SOUTH KOREA.....................................................         6,372           0.02
SPAIN...........................................................     1,035,762           2.98
SWEDEN..........................................................       694,628           2.00
SWITZERLAND.....................................................     2,825,961           8.14
UNITED KINGDOM..................................................     9,698,253          27.92
                                                                   -----------         ------
TOTAL FOREIGN...................................................    34,440,034          99.14
SHORT TERM INVESTMENT...........................................       299,987           0.86
                                                                   -----------         ------
TOTAL PORTFOLIO.................................................   $34,740,021         100.00%
                                                                   ===========         ======









44  Single Premium Immediate Annuities 2001 ANNUAL REPORT    See Notes To Financial Statements

       Statement of Investments  --  INTERNATIONAL EQUITY FUND  --  December 31, 2001
----------------------------------------------------------------------------------------------

       SHARES                                                                         VALUE
     ----------                                                                    -----------
PREFERRED STOCK--0.05%
CONSUMER CYCLICAL--0.04%
            110       HUGO BOSS AG..............................................   $     2,345
             94       MAN AG. (VORZUG)..........................................         1,507
             25       PORSCHE AG................................................         9,502
            256       PROSIEBEN SAT.1 MEDIA AG..................................         1,311
                                                                                   -----------
                      TOTAL CONSUMER CYCLICAL...................................        14,665
                                                                                   -----------
HEALTH CARE--0.01%
             60       FRESENIUS MEDICAL CARE AG. ...............................         2,769
                                                                                   -----------
                      TOTAL HEALTH CARE.........................................         2,769
                                                                                   -----------
                      TOTAL PREFERRED STOCK
                        (Cost $23,854) .........................................        17,434
                                                                                   -----------
COMMON STOCK--98.31%
AEROSPACE AND DEFENSE--0.29%
         13,697       BAE SYSTEMS PLC...........................................        61,698
            751       EUROPEAN AERONAUTIC DEFENSE AND SPACE CO..................         9,121
          1,927       ROLLS-ROYCE PLC...........................................         4,670
          1,727       SMITHS GROUP PLC..........................................        17,016
            222       THALES S.A................................................         7,659
             12       ZODIAC S.A................................................         2,179
                                                                                   -----------
                      TOTAL AEROSPACE AND DEFENSE...............................       102,343
                                                                                   -----------
BASIC INDUSTRIES--6.45%
            131       ACERINOX S.A..............................................         4,380
            165       ACS ACTIVIDADES DE CONSTRUCCION Y SERVICIOS S.A...........         4,025
            815       AGGREKO PLC...............................................         4,329
          1,590       AKZO NOBEL NV.............................................        70,997
             28       ALUMINUM OF GREECE S.A.I.C................................           833
          2,065       AMCOR LTD.................................................         7,558
            725       AMEC PLC..................................................         4,168
          4,000       ASAHI KASEI CORP..........................................        14,039
            256       ASSIDOMAN AB..............................................         6,418
            590       BARRATT DEVELOPMENTS PLC..................................         3,677
          3,038       BASF AG...................................................       112,931
          3,931       BAYER AG..................................................       125,302
            408       BERKELEY GROUP PLC........................................         4,195
         16,575       BHP BILLITON LTD..........................................        89,088
         10,834       BHP BILLITON PLC..........................................        55,030
          2,811       BOC GROUP PLC.............................................        43,366
         23,140       BORAL LTD.................................................        38,970
          1,380       BPB PLC...................................................         6,025
            172       BUDERUS AG................................................         4,732
            293       BUHRMANN NV...............................................         3,217
          3,000     * CARTER HOLT HARVEY LTD....................................         2,124
            408       CIBA SPECIALTY CHEMICALS AG. (REGD).......................        25,495
            188       CIMPOR CIMENTOS DE PORTUGAL S.A...........................         3,298
            409       CLARIANT AG. (REGD).......................................         7,698
            401       COMPAGNIE DE SAINT-GOBAIN.................................        60,518
         41,922     * CORUS GROUP PLC...........................................        43,930
          1,495       CRH PLC (IRELAND).........................................        26,396
          1,342       CRH PLC (UNITED KINGDOM)..................................        23,599
         13,764       CSR LTD...................................................        47,840
          1,000       DAICEL CHEMICAL INDUSTRIES LTD............................         2,938
          2,000       DAINIPPON INK & CHEMICALS, INC............................         2,854
            300       DAITO TRUST CONSTRUCTION CO LTD...........................         4,590
          2,000       DAIWA HOUSE INDUSTRY CO LTD...............................        11,415
          2,000       DENKI KAGAKU KOGYO KK.....................................         4,639
            126       ELKEM ASA.................................................         2,107
          5,500     * FLETCHER CHALLENGE FORESTS LTD............................           504
            157       FOMENTO DE CONSTRUCCIONES Y CONTRATAS S.A.................         3,250
              4       FORBO HOLDING AG. (REGD)..................................         1,217
            522       GRUPO DRAGADOS S.A........................................         6,986
          7,386       HANSON PLC................................................        50,953
             88       HEIDELBERGER ZEMENT AG. (GERMANY).........................         4,231
            646       HEIJMANS NV...............................................        11,946
            287       HELLENIC TECHNODOMIKI S.A.................................         1,584
             81       HOGANAS AB (B SHS)........................................         1,263


       SHARES                                                                         VALUE
     ----------                                                                    -----------
            164       HOLCIM LTD (BR)...........................................   $    35,362
            133       HOLMEN AB (B SHS).........................................         3,024
             41       IMERYS S.A................................................         3,935
          4,046       IMPERIAL CHEMICAL INDUSTRIES PLC..........................        22,318
            511       ITALCEMENTI S.P.A.........................................         4,004
          1,250       JAMES HARDIE INDUSTRIES NV................................         3,835
         11,000       JGC CORP..................................................        81,161
            704       JOHNSON MATTHEY PLC.......................................         9,775
          2,000       KAJIMA CORP...............................................         5,433
          1,000       KANEKA CORP...............................................         6,096
          7,000     * KAWASAKI STEEL CORP.......................................         7,104
            731       LAFARGE S.A. (BR).........................................        68,275
            512       L'AIR LIQUIDE S.A.........................................        71,754
          1,000       LEIGHTON HOLDINGS LTD.....................................         5,298
            467       LINDE AG..................................................        18,919
             14       LONZA AG. (REGD)..........................................         9,149
          1,000       MATSUSHITA ELECTRIC WORKS LTD.............................         8,233
             30       MAYR-MELNHOF KARTON AG....................................         1,420
          4,713       MIM HOLDINGS LTD..........................................         2,750
          6,000       MITSUBISHI CHEMICAL CORP..................................        12,773
          2,000       MITSUBISHI GAS CHEMICAL CO, INC...........................         2,793
          3,000     * MITSUBISHI MATERIALS CORP.................................         4,097
          1,000       MITSUBISHI PAPER MILLS LTD................................         1,427
          1,000       MITSUI CHEMICALS, INC.....................................         3,205
          1,000       MITSUI MINING & SMELTING CO LTD...........................         3,281
          1,100       NEWCREST MINING LTD.......................................         2,331
          3,000       NIPPON SHOKUBAI CO LTD....................................        10,758
         40,000     * NIPPON STEEL CORP.........................................        57,684
              3       NIPPON UNIPAC HOLDING.....................................        13,391
          1,000       NISHIMATSU CONSTRUCTION CO LTD............................         2,960
          8,000     * NKK CORP..................................................         5,677
          5,000     * NORMANDY MINING LTD.......................................         4,633
            187       NORSKE SKOGINDUSTRIER ASA.................................         3,513
          1,507       NOVAR PLC.................................................         2,775
            200       NOVOZYMES AS (B SHS)......................................         4,036
          2,000       OBAYASHI CORP.............................................         5,677
          2,000       OJI PAPER CO LTD..........................................         7,951
          1,245       ONESTEEL LTD..............................................           704
          3,260       ORICA LTD.................................................        12,032
          2,087       ORIGIN ENERGY LTD.........................................         3,014
            354       OUTOKUMPU OYJ.............................................         3,735
            719       PAPERLINX LTD.............................................         1,793
            394       PECHINEY S.A. (A SHS).....................................        20,312
          2,996       PILKINGTON PLC............................................         4,884
              1       PORTUCEL EMPRESA PRODUTORE DE PASTA E PAPEL SA............             1
          1,505       REXAM PLC.................................................         8,208
             83       RHI AG....................................................           539
            907       RIO TINTO LTD.............................................        17,274
          5,649       RIO TINTO PLC.............................................       108,196
            825       RMC GROUP PLC.............................................         7,432
            141       SAPA AB...................................................         1,936
          2,000       SEKISUI CHEMICAL CO LTD...................................         5,265
          4,000       SEKISUI HOUSE LTD.........................................        28,994
          1,000       SHIMIZU CORP..............................................         3,388
          3,400       SHIN-ETSU CHEMICAL CO LTD.................................       122,188
          2,000     * SHOWA DENKO KK............................................         2,136
          1,268       SKANSKA AB (B SHS)........................................         8,280
          2,900     * SMURFIT-STONE CONTAINER CORP..............................         6,326
          1,274       SNIA S.P.A................................................         1,713
            158       SOLVAY S.A................................................         9,517
            328       SONS OF GWALIA LTD........................................         1,258
          3,677       STORA ENSO OYJ (R SHS)....................................        47,079
          4,000       SUMITOMO CHEMICAL CO LTD..................................        13,582
         11,000     * SUMITOMO METAL INDUSTRIES LTD.............................         3,525
          1,000       SUMITOMO METAL MINING CO LTD..............................         3,334
          1,098       SVENSKA CELLULOSA AB (B SHS)..............................        30,042
            193       SVENSKT STAL AB (SSAB) SERIES A...........................         1,886
            320     * SYNGENTA AG...............................................        16,575
          3,000       TAIHEIYO CEMENT CORP......................................         4,555



 See Notes To Financial Statements    2001 ANNUAL REPORT Single Premium Immediate Annuities 45

       Statement of Investments  --  INTERNATIONAL EQUITY FUND  --  December 31, 2001
----------------------------------------------------------------------------------------------

       SHARES                                                                         VALUE
     ----------                                                                    -----------
BASIC INDUSTRIES--(Continued)
          3,000       TAISEI CORP...............................................         6,501
          1,845       TAYLOR WOODROW PLC........................................         4,565
          1,087       THYSSENKRUPP AG...........................................        15,863
             81       TITAN CEMENT CO S.A.......................................         2,882
          1,000       TOSOH CORP................................................         1,946
          1,240       TOSTEM INAX HOLDING CORP..................................        16,775
          1,000       TOTO LTD..................................................         4,769
          1,000       TOYO SEIKAN KAISHA LTD....................................        12,773
          1,500     * TRANSURBAN GROUP LTD......................................         3,358
            296       TRELLEBORG AB (B SHS).....................................         2,272
          2,000     * UBE INDUSTRIES LTD........................................         1,969
            106       UMICORE...................................................         4,176
          1,345       UPM-KYMMENE OYJ...........................................        44,609
            120       UPONOR OYJ................................................         2,003
          2,858       USINOR S.A................................................        35,753
            179       VINCI S.A.................................................        10,495
            263       VIOHALCO S.A..............................................         2,145
            200       WIENERBERGER AG...........................................         2,805
          1,165       WIMPEY (GEORGE) PLC.......................................         3,713
          3,319       WMC LTD...................................................        16,264
         10,912       WOLSELEY PLC..............................................        91,318
                                                                                   -----------
                      TOTAL BASIC INDUSTRIES....................................     2,258,119
                                                                                   -----------
CONSUMER CYCLICAL--12.89%
          1,024       ACCOR S.A.................................................        37,226
          1,000       AEON CO LTD...............................................        22,585
            897       AIRTOURS PLC..............................................         3,264
            100       AOYAMA TRADING CO LTD.....................................           954
          1,200       ARISTOCRAT LEISURE LTD....................................         4,054
            479       ARNOLDO MONDADORI EDITORE S.P.A...........................         3,028
            100       ASATSU-DK, INC............................................         1,953
            412       AUTOGRILL S.P.A...........................................         3,819
            156     * BAYCORP ADVANTAGE LTD.....................................           497
          1,680       BBA GROUP PLC.............................................         6,920
             51       BEKAERT S.A...............................................         1,965
            297       BENETTON GROUP S.P.A......................................         3,364
          2,000       BRIDGESTONE CORP..........................................        21,166
         10,383     * BRITISH SKY BROADCASTING GROUP PLC........................       114,242
            491       BULGARI S.P.A.............................................         3,812
            310       CANAL PLUS................................................           988
          3,487       CARLTON COMMUNICATIONS PLC................................        12,332
          1,000       CASIO COMPUTER CO LTD.....................................         4,334
            331       CASTORAMA-DUBOIS INVESTISSEMENTS..........................        17,049
             41       CHARLES VOEGELE HOLDING AG................................         1,574
             14       CLUB MEDITERRANEE S.A.....................................           511
          9,785       COLES MYER LTD............................................        42,074
         19,525       COMPASS GROUP PLC.........................................       146,346
            420       CONTINENTAL AG............................................         5,553
          1,000       CYCLE & CARRIAGE LTD......................................         1,668
          1,000     * DAIEI, INC................................................           565
          1,327       DAILY MAIL & GENERAL TRUST PLC............................        12,515
          7,000       DAIMARU, INC..............................................        28,147
          4,302       DAIMLERCHRYSLER AG. (REGD)................................       185,199
            402       DAIMLERCHRYSLER AG. (U.S.)................................        16,751
          1,674       DAVID JONES LTD...........................................         1,011
          1,700       DENSO CORP................................................        22,518
             20       DENTSU, INC...............................................        89,577
             13       D'IETEREN S.A.............................................         2,141
          9,654       DIXONS GROUP PLC..........................................        33,019
            112       DOUGLAS HOLDING AG........................................         3,091
          7,541       ELSEVIER NV...............................................        89,166
         14,058       EMI GROUP PLC.............................................        73,042
          3,058       ESPRIT HOLDINGS LTD.......................................         3,451
          1,148       FIAT S.P.A................................................        18,419
             55     * FISHER & PAYKEL APPLIANCES HOLDINGS LTD...................           231
             52     * FISHER & PAYKEL HEALTHCARE CORP LTD.......................           370
             69       FOLLI-FOLLIE S.A..........................................         1,213
          4,000       FUJI PHOTO FILM CO LTD....................................       142,835


       SHARES                                                                         VALUE
     ----------                                                                    -----------
              1       FUJI TELEVISION NETWORK, INC..............................   $     4,036
          4,043       GIORDANO INTERNATIONAL LTD................................         1,789
          2,084       GKN PLC...................................................         8,038
         15,443       GRANADA PLC...............................................        32,253
            229       GROUPE BRUXELLES LAMBERT S.A..............................        12,040
            138       GRUPO PRISA S.A...........................................         1,290
            898       GRUPPO EDITORIALE L'ESPRESSO S.P.A........................         2,687
          1,000       GUNZE LTD.................................................         3,617
          5,243       GUS PLC...................................................        49,218
             70       HELLENIC DUTY FREE SHOPS S.A..............................           720
          2,721       HENNES & MAURITZ AB (B SHS)...............................        56,289
          8,358       HILTON GROUP PLC..........................................        25,667
          5,300       HONDA MOTOR CO LTD........................................       211,499
          1,400       INDEPENDENT NEWS & MEDIA PLC..............................         2,618
            500     * INDITEX S.A...............................................         9,531
          1,000       ISETAN CO LTD.............................................        10,247
          2,000       ITO-YOKADO CO LTD.........................................        90,340
          1,201       JOHN FAIRFAX HOLDINGS LTD.................................         2,363
          1,000     * KANEBO LTD................................................         1,526
            154       KARSTADTQUELLE AG.........................................         6,088
            244       KESKO OYJ (B SHS).........................................         2,238
          6,871       KINGFISHER PLC............................................        40,100
            300       KONAMI CORP...............................................         8,904
            274       KONINKLIJKE VENDEX KBB NV.................................         3,118
              7       KUONI REISEN HOLDING (REGD)...............................         1,859
          1,000       KURARAY CO LTD............................................         6,386
            487       LAGARDERE S.C.A...........................................        20,380
            100       LAWSON, INC...............................................         2,861
          1,229       LVMH MOET HENNESSY LOUIS VUITTON S.A......................        50,008
            278       MAN AG....................................................         5,879
         14,953       MARKS & SPENCER PLC.......................................        78,563
          2,000       MARUI CO LTD..............................................        23,653
         10,000       MATSUSHITA ELECTRIC INDUSTRIAL CO LTD.....................       128,415
          3,447       MEDIASET S.P.A............................................        25,197
            562       MICHELIN (C.G.D.E.) (B SHS)...............................        18,539
          7,000       MITSUBISHI RAYON CO LTD...................................        18,320
          1,000       MITSUKOSHI LTD............................................         2,808
            174     * MODERN TIMES GROUP AB (B SHS).............................         3,832
          1,000     * MYCAL CORP................................................             8
            100       NAMCO LTD.................................................         1,908
         12,528       NEWS CORP LTD.............................................       100,183
          1,746       NEXT PLC..................................................        22,743
          1,000       NGK INSULATORS LTD........................................         7,409
            185     * NH HOTELES S.A............................................         1,840
            800       NINTENDO CO LTD...........................................       140,089
         17,000       NISSAN MOTOR CO LTD.......................................        90,150
          1,000       NISSHINBO INDUSTRIES, INC.................................         3,708
          2,000       ONWARD KASHIYAMA CO LTD...................................        19,197
            200       ORIENTAL LAND CO LTD......................................        13,749
          2,148       P & O PRINCESS CRUISES PLC................................        12,505
          4,100       PEARSON PLC...............................................        47,200
          1,056       PEUGEOT CITROEN S.A.......................................        44,896
            361       PINAULT-PRINTEMPS-REDOUTE S.A.............................        46,478
            600     * PIONEER CORP..............................................        13,093
          3,487       PIRELLI S.P.A.............................................         6,116
            614       PREUSSAG AG...............................................        15,089
            468       PUBLICIS GROUPE S.A.......................................        12,397
              4       PUBLIGROUPE S.A. (REGD)...................................           807
            286       PUBLISHING & BROADCASTING LTD.............................         1,435
          1,657       RANK GROUP PLC............................................         5,547
          7,199       REED INTERNATIONAL PLC....................................        59,721
            670       RENAULT S.A...............................................        23,629
          7,362       REUTERS GROUP PLC.........................................        72,860
            100       SANRIO CO LTD.............................................           790
         13,000       SANYO ELECTRIC CO LTD.....................................        61,399
            200       SCHIBSTED ASA.............................................         1,929
          5,000       SCMP GROUP LTD............................................         3,142
         18,379     * SEAT-PAGINE GIALLE S.P.A..................................        14,842
            200     * SEGA CORP.................................................         3,991



46  Single Premium Immediate Annuities 2001 ANNUAL REPORT    See Notes To Financial Statements

       Statement of Investments  --  INTERNATIONAL EQUITY FUND  --  December 31, 2001
----------------------------------------------------------------------------------------------

       SHARES                                                                         VALUE
     ----------                                                                    -----------
CONSUMER CYCLICAL--(Continued)
          1,000       SEVEN-ELEVEN JAPAN CO LTD.................................        36,472
          5,000       SHANGRI-LA ASIA LTD.......................................         3,911
          5,000       SHARP CORP................................................        58,485
            100       SHIMACHU CO LTD...........................................         1,373
            400       SHIMAMURA CO LTD..........................................        23,501
            300       SHIMANO, INC..............................................         3,411
          5,448       SIGNET GROUP PLC..........................................         7,572
          1,000       SINGAPORE PRESS HOLDINGS LTD..............................        11,806
          4,815       SIX CONTINENTS PLC........................................        47,653
            415       SKY CITY ENTERTAINMENT GROUP..............................         1,089
            445       SODEXHO ALLIANCE S.A......................................        19,022
            346       SOL MELIA S.A.............................................         2,631
          4,300       SONY CORP.................................................       196,528
          1,838       TAB LTD...................................................         2,559
            921       TABCORP HOLDINGS LTD......................................         4,639
          1,000       TAKASHIMAYA CO LTD........................................         5,898
          2,000       TEIJIN LTD................................................         7,676
            414       TELEFONICA PUBLICIDAD E INFORMACION S.A...................         1,640
            372     * TELEPIZZA S.A.............................................           576
          1,000       TELEVISION BROADCASTS LTD.................................         4,335
          4,960     * TELEWEST COMMUNICATIONS PLC...............................         4,476
            577       TF1 TV FRANCAISE..........................................        14,585
            600       THE WAREHOUSE GROUP LTD...................................         1,649
            100       TOHO CO LTD...............................................        10,819
          4,000       TORAY INDUSTRIES, INC.....................................         9,675
          1,000       TOYOBO CO LTD.............................................         1,251
         14,200       TOYOTA MOTOR CORP.........................................       359,713
          1,742       UNITED BUSINESS MEDIA PLC.................................        12,169
          3,000       UNY CO LTD................................................        30,490
            369       VALEO S.A.................................................        14,719
             22       VALORA HOLDING AG.........................................         3,200
          4,819       VIVENDI UNIVERSAL S.A.....................................       263,878
          1,091       VNU NV....................................................        33,523
          1,628       VOLKSWAGEN AG.............................................        76,100
          1,063       VOLVO AB (B SHS)..........................................        17,835
          2,000       WACOAL CORP...............................................        15,932
            917       WHITBREAD PLC.............................................         7,327
          1,200       WOLTERS KLUWER NV.........................................        27,352
          5,120       WOOLWORTHS LTD............................................        29,459
            100       WORLD CO LTD..............................................         3,014
          8,464       WPP GROUP PLC.............................................        93,621
            500       YAMADA DENKI CO LTD.......................................        35,098
                                                                                   -----------
                      TOTAL CONSUMER CYCLICAL...................................     4,512,967
                                                                                   -----------
CONSUMER NON-CYCLICAL--8.60%
            130       ADIDAS-SALOMON AG.........................................         9,758
            233       AGFA GEVAERT NV...........................................         3,151
          7,000       AJINOMOTO CO, INC.........................................        68,366
            982       ALTADIS S.A...............................................        16,700
          1,000       ASAHI BREWERIES LTD.......................................         8,996
            116       BEIERSDORF AG.............................................        13,169
          4,447       BOOTS CO PLC..............................................        37,830
         16,933       BRITISH AMERICAN TOBACCO PLC..............................       143,553
            504       BRL HARDY LTD.............................................         2,851
          1,450       BUNZL PLC.................................................         9,285
          6,974       CADBURY SCHWEPPES PLC.....................................        44,457
             73       CARLSBERG AS (A SHS)......................................         2,693
          2,774       CARREFOUR S.A.............................................       144,241
            134       CASINO GUICHARD-PERRACHON.................................        10,338
             17     * CASINO GUICHARD-PERRACHON A WTS 12/15/03..................            56
             17     * CASINO GUICHARD-PERRACHON B WTS 12/15/05..................            72
          5,970       COCA-COLA AMATIL LTD......................................        18,278
            221       COCA-COLA HELLENIC BOTTLING CO S.A........................         3,188
             91       COLRUYT S.A...............................................         3,970
          2,350       COMPAGNIE FINANCIERE RICHEMONT AG. (UNITS) (A SHS)........        43,665
            215       DANISCO AS................................................         7,698
            141       DELHAIZE "LE LION" S.A....................................         7,338
         20,808       DIAGEO PLC................................................       237,729


       SHARES                                                                         VALUE
     ----------                                                                    -----------
          1,773       ELECTROLUX AB SERIES B....................................   $    26,452
            350       ESSILOR INTERNATIONAL S.A.................................        10,580
         18,882       FOSTER'S GROUP LTD........................................        46,974
          2,600       FRASER & NEAVE LTD........................................        10,701
             23       GIVAUDAN S.A. (REGD)......................................         7,010
          3,752       GOODMAN FIELDER LTD.......................................         2,650
            469       GREENCORE GROUP PLC.......................................         1,169
            388       GROUPE DANONE.............................................        47,329
            140       HARTWALL OYJ ABP..........................................         2,855
          2,003       HARVEY NORMAN HOLDINGS LTD................................         4,153
          1,137       HEINEKEN NV...............................................        43,116
          2,544       IMPERIAL TOBACCO GROUP PLC................................        33,545
            649       INTERBREW S.A.............................................        17,769
          1,100       ITO EN LTD................................................        46,162
              2       JAPAN TOBACCO, INC........................................        12,590
            199     * JERONIMO MARTINS SGPS S.A.................................         1,639
            148       KAMPS AG..................................................         1,186
          4,000       KAO CORP..................................................        83,168
          1,600       KATOKICHI CO LTD..........................................        25,515
            411       KERRY GROUP (CLASS A).....................................         4,995
          1,000       KIKKOMAN CORP.............................................         5,410
          3,000       KIRIN BREWERY CO LTD......................................        21,448
          6,000       LI & FUNG LTD.............................................         6,733
          1,895       L'OREAL S.A...............................................       136,499
          1,000       MEIJI SEIKA KAISHA LTD....................................         4,006
            570       METRO AG..................................................        20,224
          2,499       NESTLE S.A. (REGD) (B SHS)................................       532,823
          5,000       NIPPON MEAT PACKERS, INC..................................        53,029
          1,000       NISSHIN SEIFUN GROUP, INC.................................         6,028
            400       NISSIN FOOD PRODUCTS CO LTD...............................         7,813
            414       NUMICO NV.................................................         9,650
            600       ORKLA ASA.................................................        10,168
            185     * PAN FISH ASA..............................................           309
          1,846       PARMALAT FINANZIARIA S.P.A................................         4,980
          1,178       PERNOD-RICARD.............................................        91,251
          3,035       RECKITT BENCKISER PLC.....................................        44,171
            845       RINASCENTE S.P.A..........................................         2,942
          1,000       RINNAI CORP...............................................        16,100
          4,266       ROYAL AHOLD NV............................................       124,129
          4,720       SAFEWAY PLC...............................................        21,982
         15,060       SAINSBURY (J) PLC.........................................        80,221
          2,949       SCOTTISH & NEWCASTLE PLC..................................        22,533
          1,000       SHISEIDO CO LTD...........................................         9,240
             97       SOCIETE BIC S.A...........................................         3,313
          2,699       SONAE SGPS S.A............................................         1,947
          1,078       SWEDISH MATCH AB..........................................         5,704
          1,000       TAKARA SHUZO CO LTD.......................................         8,408
          1,482       TATE & LYLE PLC...........................................         7,441
         37,530       TESCO PLC.................................................       136,007
            820       THE SWATCH GROUP AG. (REGD)...............................        16,249
            100       UNI-CHARM CORP............................................         2,091
          3,233       UNILEVER NV (CERT)........................................       189,554
         16,268       UNILEVER PLC..............................................       133,535
          1,901       WATERFORD WEDGWOOD PLC (UNITS)............................         1,489
             48       WELLA AG..................................................         2,475
          1,000       YAMAZAKI BAKING CO LTD....................................         5,486
                                                                                   -----------
                      TOTAL CONSUMER NON-CYCLICAL...............................     3,012,328
                                                                                   -----------
ENERGY--9.19%
         20,051       BG GROUP PLC..............................................        81,710
        101,025       BP PLC....................................................       785,150
          3,503       BP PLC (SPON ADR).........................................       162,925
         23,113       CENTRICA PLC..............................................        74,678
            322       ENERGY DEVELOPMENTS LTD...................................         1,104
         19,314       ENI S.P.A.................................................       242,128
            673       FORTUM OYJ................................................         2,846
            492       GAS NATURAL SDG S.A.......................................         8,192
            197       HELLENIC PETROLEUM S.A....................................         1,221
         38,180       HONG KONG & CHINA GAS CO LTD..............................        46,759



 See Notes To Financial Statements    2001 ANNUAL REPORT Single Premium Immediate Annuities 47

       Statement of Investments  --  INTERNATIONAL EQUITY FUND  --  December 31, 2001
----------------------------------------------------------------------------------------------

       SHARES                                                                         VALUE
     ----------                                                                    -----------
ENERGY--(Continued)
          1,314       IHC CALAND NV.............................................        61,422
            708       ITALGAS S.P.A.............................................         6,644
          2,000       JAPAN ENERGY CORP.........................................         2,243
         20,274       LATTICE GROUP PLC.........................................        46,031
          4,000       NIPPON MITSUBISHI OIL CORP................................        15,260
            526       NORSK HYDRO ASA...........................................        22,050
             63       OMV AG....................................................         5,280
          6,000       OSAKA GAS CO LTD..........................................        14,329
            213     * PETROLEUM GEO-SERVICES ASA................................         1,650
          5,164       REPSOL YPF S.A............................................        75,313
         11,523       ROYAL DUTCH PETROLEUM CO..................................       583,779
          1,894       SANTOS LTD................................................         6,011
         52,824       SHELL TRANSPORT & TRADING CO PLC..........................       362,874
          1,000       SHOWA SHELL SEKIYU KK.....................................         5,311
            161       SMEDVIG AS (A SHS)........................................         1,310
          1,220     * STATOIL ASA...............................................         8,365
             50       TECHNIP-COFLEXIP S.A......................................         6,678
         23,000       TOKYO GAS CO LTD..........................................        61,598
          3,615       TOTAL FINA ELF S.A........................................       516,278
          1,409       WOODSIDE PETROLEUM LTD....................................         9,658
                                                                                   -----------
                      TOTAL ENERGY..............................................     3,218,797
                                                                                   -----------
FINANCIAL SERVICES--23.31%
          1,889       3I GROUP PLC..............................................        23,630
          1,000       77 BANK LTD...............................................         4,418
          3,192       ABBEY NATIONAL PLC........................................        45,527
          8,370       ABN AMRO HOLDING NV.......................................       134,814
            800       ACOM CO LTD...............................................        58,294
          7,295       AEGON NV..................................................       197,456
            550       AIFUL CORP................................................        35,587
            952       ALLEANZA ASSICURAZIONI....................................        10,468
         28,000       ALLGREEN PROPERTIES LTD...................................        15,619
            788       ALLIANZ AG. (REGD)........................................       186,629
          4,140       ALLIED IRISH BANKS PLC....................................        47,920
            408       ALPHA BANK S.A............................................         7,273
          1,522       AMP DIVERSIFIED PROPERTY TRUST............................         2,010
          3,489       AMP LTD...................................................        32,933
          3,774       AMVESCAP PLC..............................................        54,432
          7,000       ASAHI BANK LTD............................................         4,380
          2,000     * ASHIKAGA BANK LTD.........................................         1,831
          6,215       ASSICURAZIONI GENERALI S.P.A..............................       172,650
          7,843       AUSTRALIA AND NEW ZEALAND BANKING GROUP LTD...............        71,498
            307       AUSTRALIAN STOCK EXCHANGE LTD.............................         1,776
          7,616       AXA.......................................................       159,152
          2,818       BANCA DI ROMA.............................................         5,583
            727       BANCA FIDEURAM S.P.A......................................         5,819
          2,708       BANCA MONTE DEI PASCHI SIENA..............................         6,751
          4,767       BANCA NAZIONALE DEL LAVORO S.P.A..........................         9,656
            904       BANCA POPOLARE DI MILANO..................................         3,155
         16,898       BANCO BILBAO VIZCAYA ARGENTARIA S.A.......................       209,132
          8,019     * BANCO COMERCIAL PORTUGUES S.A. (REGD).....................        32,486
            405       BANCO ESPIRITO SANTO S.A. (REGD)..........................         5,218
         22,718       BANCO SANTANDER CENTRAL HISPANO S.A.......................       190,340
          3,800       BANK OF EAST ASIA LTD.....................................         8,187
          1,000       BANK OF FUKUOKA LTD.......................................         3,388
          5,433       BANK OF IRELAND...........................................        50,990
            385       BANK OF PIRAEUS...........................................         3,421
          3,000       BANK OF YOKOHAMA LTD......................................        10,461
          9,882       BARCLAYS PLC..............................................       327,197
          1,893       BAYERISCHE HYPO-UND VEREINSBANK AG........................        57,845
          4,303       BIPOP-CARIRE S.P.A........................................         7,126
          2,104       BNP PARIBAS GROUP.........................................       188,271
          1,722       BPI-SGPS S.A. (REGD)......................................         3,465
          1,701       BRITISH LAND CO PLC.......................................        11,561
          3,702       BT OFFICE TRUST...........................................         2,937
            332     * BTG PLC...................................................         3,634
          2,003     * CANARY WHARF GROUP PLC....................................        12,994
          5,000       CAPITALAND LTD............................................         5,064


       SHARES                                                                         VALUE
     ----------                                                                    -----------
         12,570       CGNU PLC..................................................   $   154,588
          6,000       CHEUNG KONG HOLDINGS LTD..................................        62,325
          2,000       CHIBA BANK LTD............................................         6,531
          2,000       CHUO MITSUI TRUST & BANKING CO LTD........................         1,984
          4,000       CITY DEVELOPMENTS LTD.....................................        13,106
            448       CLOSE BROTHERS GROUP PLC..................................         5,249
          1,768       COLONIAL FIRST STATE PROPERTY TRUST GROUP.................         1,964
            211       COMMERCIAL BANK OF GREECE.................................         6,970
          6,245     * COMMONWEALTH BANK OF AUSTRALIA............................        95,710
            408       CORPORACION MAPFRE S.A....................................         2,365
            280       CREDIT LYONNAIS S.A.......................................         9,349
          2,900       CREDIT SAISON CO LTD......................................        56,425
          6,811       CREDIT SUISSE GROUP.......................................       290,441
          5,000     * DAIWA BANK HOLDINGS, INC..................................         3,128
          4,000       DAIWA SECURITIES GROUP, INC...............................        21,029
          3,252       DANSKE BANK AS............................................        52,185
          7,000       DBS GROUP HOLDINGS LTD....................................        52,315
          3,075       DEUTSCHE BANK AG. (REGD)..................................       217,388
             87       DEUTSCHE BOERSE AG........................................         3,347
          4,140       DEUTSCHE OFFICE TRUST.....................................         2,819
          3,218       DEXIA.....................................................        46,273
          1,700       DNB HOLDING ASA...........................................         7,657
            313       DROTT AB (B SHS)..........................................         3,223
            355       EFG EUROBANK ERGASIAS S.A.................................         4,937
          4,092       FORTIS....................................................       106,205
          2,180     * FRIENDS PROVIDENT PLC.....................................         6,346
          4,860       GANDEL RETAIL TRUST.......................................         2,898
          5,034       GENERAL PROPERTY TRUST....................................         7,292
            119       GJENSIDIGE NOR SPAREBANK..................................         3,609
            725       GREAT PORTLAND ESTATES PLC................................         2,590
            459       GREEN PROPERTY PLC........................................         2,575
          1,000       GUNMA BANK LTD............................................         4,578
            964       HAMMERSON PLC.............................................         6,222
         10,155       HANG LUNG PROPERTIES LTD..................................        10,548
          3,900       HANG SENG BANK LTD........................................        42,887
         17,693       HBOS PLC..................................................       204,973
          2,100       HENDERSON LAND DEVELOPMENT CO LTD.........................         9,480
          3,000     * HOKURIKU BANK LTD.........................................         3,273
          2,000       HONG KONG EXCHANGES & CLEARING LTD........................         3,039
         47,615       HSBC HOLDINGS PLC (UNITED KINGDOM)........................       558,549
          3,137       HYSAN DEVELOPMENT CO LTD..................................         3,158
          9,213       ING GROEP NV..............................................       234,933
         17,236       INTESABCI S.P.A...........................................        43,123
          1,981       INTESABCI S.P.A. (RNC)....................................         3,545
          1,564       IRISH LIFE & PERMANENT PLC................................        15,875
          2,000       JOYO BANK LTD.............................................         5,539
            479       KBC BANCASSURANCE HOLDING NV..............................        16,079
          1,616       LAND SECURITIES PLC.......................................        18,427
         28,151       LEGAL & GENERAL GROUP PLC.................................        65,144
          1,300       LEND LEASE CORP LTD.......................................         8,684
         32,091       LLOYDS TSB GROUP PLC......................................       348,421
            977       MACQUARIE BANK LTD........................................        18,730
          4,712       MACQUARIE INFRASTRUCTURE GROUP............................         8,442
            775       MAN GROUP PLC.............................................        13,445
            151       MARSCHOLLEK LAUTENSCHLAEGER UND PARTNER...................        10,999
          2,771       MEDIOBANCA S.P.A..........................................        31,038
            575       MEDIOLANUM S.P.A..........................................         5,181
            154       METROVACESA S.A...........................................         2,125
          1,769       MIRVAC GROUP..............................................         3,504
          3,000       MITSUBISHI ESTATE CO LTD..................................        21,952
             21       MITSUBISHI TOKYO FINANCIAL................................       140,844
          2,000       MITSUI FUDOSAN CO LTD.....................................        15,260
          3,300       MITSUI SUMITOMO INSURANCE CO..............................        15,485
             17       MIZUHO HOLDINGS, INC......................................        34,633
            449       MUENCHENER RUECKVER AG. (REGD)............................       121,912
          7,500       NATIONAL AUSTRALIA BANK LTD...............................       122,316
            568       NATIONAL BANK OF GREECE S.A...............................        13,513
          5,000       NEW WORLD DEVELOPMENT CO LTD..............................         4,360
          4,000     * NIKKO CORDIAL CORP........................................        17,854



48  Single Premium Immediate Annuities 2001 ANNUAL REPORT    See Notes To Financial Statements

       Statement of Investments  --  INTERNATIONAL EQUITY FUND  --  December 31, 2001
----------------------------------------------------------------------------------------------

       SHARES                                                                         VALUE
     ----------                                                                    -----------
FINANCIAL SERVICES--(Continued)
         14,000       NOMURA HOLDINGS, INC......................................       179,460
          2,540       NORDEA AB (FINLAND).......................................        13,414
          8,757       NORDEA AB (SWEDEN)........................................        46,332
         24,720       NRMA INSURANCE GROUP LTD..................................        39,480
            200       ORIX CORP.................................................        17,915
          3,000       OVERSEA-CHINESE BANKING CORP LTD..........................        17,872
          2,000       PARKWAY HOLDINGS LTD......................................         1,040
             94       POHJOLA GROUP INSURANCE CORP (B SHS)......................         1,661
            300       PROMISE CO LTD............................................        16,229
            795       PROVIDENT FINANCIAL PLC...................................         7,463
         11,019       PRUDENTIAL PLC............................................       127,655
          1,623       QBE INSURANCE GROUP LTD...................................         6,381
          1,243       RAS S.P.A.................................................        14,642
          9,464       ROYAL & SUN ALLIANCE INSURANCE GROUP PLC..................        54,373
         15,941       ROYAL BANK OF SCOTLAND GROUP PLC..........................       387,913
            807     * SAMPO OYJ (A SHS).........................................         6,323
          3,657       SANPAOLO IMI S.P.A........................................        39,236
            565       SCHRODERS PLC.............................................         6,948
          2,000       SHIZUOKA BANK LTD.........................................        15,138
          6,104       SINO LAND CO LTD..........................................         2,427
          4,893       SKANDIA FORSAKRINGS AB....................................        35,451
          1,697       SKANDINAVISKA ENSKILDA BANKEN (A SHS).....................        15,450
          1,394       SLOUGH ESTATES PLC........................................         6,726
          1,536       SOCIETE GENERALE (A SHS)..................................        85,954
          2,299       STOCKLAND TRUST GROUP.....................................         5,084
            582       STOREBRAND ASA............................................         3,374
         15,600       SUMITOMO MITSUI BANKING CORP..............................        66,061
          1,000       SUMITOMO REALTY & DEVELOPMENT CO LTD......................         4,578
          2,000       SUMITOMO TRUST & BANKING CO LTD...........................         8,118
          5,600       SUN HUNG KAI PROPERTIES LTD...............................        45,243
          1,181       SUNCORP-METWAY LTD........................................         8,482
          3,364       SVENSKA HANDELSBANKEN AB (A SHS)..........................        49,387
          1,443       SWISS REINSURANCE CO (REGD)...............................       145,143
            250       TAKEFUJI CORP.............................................        18,083
          7,000       TOKIO MARINE & FIRE INSURANCE CO LTD......................        51,167
          7,226       UBS AG. (REGD)............................................       364,717
              8       UFJ HOLDINGS, INC.........................................        17,641
            105       UNIBAIL...................................................         5,334
         16,834       UNICREDITO ITALIANO S.P.A.................................        67,598
          3,000       UNITED OVERSEAS BANK LTD..................................        20,634
            629       VALLEHERMOSO S.A..........................................         3,915
            580     * WCM BETEILIGUNGS & GRUNDBESITZ AG.........................         6,300
          1,392       WESTFIELD HOLDINGS LTD....................................        12,009
          4,861       WESTFIELD TRUST (UNITS)...................................         8,619
          5,046       WESTPAC BANKING CORP......................................        40,695
          2,000       WING TAI HOLDINGS LTD.....................................           888
         11,000       YASUDA FIRE & MARINE INSURANCE CO LTD.....................        62,948
            459       ZURICH FINANCIAL SERVICES AG..............................       107,680
                                                                                   -----------
                      TOTAL FINANCIAL SERVICES..................................     8,163,052
                                                                                   -----------
HEALTH CARE--10.44%
            206       ALTANA AG.................................................        10,271
          3,594       AMERSHAM PLC..............................................        34,758
          9,863       ASTRAZENECA PLC (UNITED KINGDOM)..........................       444,706
          3,853       AVENTIS S.A...............................................       273,590
            872     * CELLTECH GROUP PLC........................................        11,092
          1,000       CHUGAI PHARMACEUTICAL CO LTD..............................        11,590
            849       COCHLEAR LTD..............................................        19,774
          1,614       CSL LTD...................................................        42,540
          1,000       DAIICHI PHARMACEUTICAL CO LTD.............................        19,457
          1,000       EISAI CO LTD..............................................        24,874
            981     * ELAN CORP PLC.............................................        45,420
            600     * ELAN CORP PLC (SPON ADR)..................................        27,036
            119       FRESENIUS MEDICAL CARE AG.................................         7,364
          1,728       GALEN HOLDINGS PLC........................................        17,227
            609       GAMBRO AB (A SHS).........................................         3,803
            232       GAMBRO AB (B SHS).........................................         1,460
            133       GEHE AG...................................................         5,151


       SHARES                                                                         VALUE
     ----------                                                                    -----------
         33,703       GLAXOSMITHKLINE PLC.......................................   $   845,155
            166       H. LUNDBECK AS............................................         4,274
             61       INSTRUMENTARIUM OYJ.......................................         2,553
          1,000       KYOWA HAKKO KOGYO CO LTD..................................         4,746
            354       LUXOTTICA GROUP S.P.A.....................................         5,809
            163       MERCK KGAA................................................         6,021
             54       NOBEL BIOCARE AB..........................................         2,252
         15,557       NOVARTIS AG. (REGD).......................................       562,200
          1,289       NOVO NORDISK AS (B SHS)...................................        52,715
            199       ORION-YHTYMA (B SHS)......................................         3,561
            100       PHONAK HOLDING AG. (REGD).................................         2,289
            359     * QIAGEN NV.................................................         6,713
          4,906       ROCHE HOLDING AG. (GENUSSCHEINE)..........................       350,154
          4,000       SANKYO CO LTD.............................................        68,518
          2,780       SANOFI-SYNTHELABO S.A.....................................       207,424
          1,047       SCHERING AG...............................................        55,560
             90       SERONO S.A. (B SHS).......................................        78,546
          3,000       SHIONOGI & CO LTD.........................................        51,274
          5,156       SMITH & NEPHEW PLC........................................        31,142
            547       SONIC HEALTHCARE LTD......................................         2,240
            601       SSL INTERNATIONAL PLC.....................................         4,745
             14       SULZER MEDICA AG.-(REGD)..................................           590
             13       SYNTHES-STRATEC, INC......................................         9,051
          1,000       TAISHO PHARMACEUTICAL CO LTD..............................        15,718
          5,000       TAKEDA CHEMICAL INDUSTRIES LTD............................       226,232
             40       TECAN GROUP AG. (REGD)....................................         2,650
            600       TERUMO CORP...............................................         7,774
            311       UCB S.A...................................................        12,591
            115     * WILLIAM DEMANT HOLDING....................................         2,988
          1,000       YAMANOUCHI PHARMACEUTICAL CO LTD..........................        26,400
            493       ZELTIA S.A................................................         3,836
                                                                                   -----------
                      TOTAL HEALTH CARE.........................................     3,655,834
                                                                                   -----------
OTHER--2.37%
          1,030       ADECCO S.A. (REGD)........................................        55,988
          3,554       AEGIS GROUP PLC...........................................         4,810
            602       AMADEUS GLOBAL TRAVEL DISTRIBUTION S.A. (A SHS)...........         3,473
             52       AMER GROUP PLC............................................         1,366
            791       AMEY PLC..................................................         4,294
          3,398       ASSA ABLOY AB (B SHS).....................................        48,915
            700       AUCKLAND INTERNATIONAL AIRPORT LTD........................         1,055
          3,239       BAA PLC...................................................        25,951
            200       BENESSE CORP..............................................         5,188
          1,743       CAPITA GROUP PLC..........................................        12,436
          2,697       CHUBB PLC.................................................         6,751
            181       DCC PLC...................................................         1,942
            633       DE LA RUE PLC.............................................         4,155
          1,371       DEUTSCHE POST AG. (REGD)..................................        18,298
          1,256       ELECTROCOMPONENTS PLC.....................................         9,798
             36       FLUGHAFEN WIEN AG.........................................           962
            389       FUGRO NV..................................................        17,352
             57     * GROUP 4 FALCK AS..........................................         6,382
            288       HAGEMEYER NV..............................................         5,385
          5,144       HAYS PLC..................................................        15,572
          9,900       HUTCHISON WHAMPOA LTD.....................................        95,536
            100     * ISS AS....................................................         4,922
          4,000       ITOCHU CORP...............................................         9,034
          2,000       KEPPEL CORP LTD...........................................         3,076
          2,696       KIDDE PLC.................................................         2,629
            323       M.J. MAILLIS S.A..........................................         1,513
          4,000     * MARUBENI CORP.............................................         2,411
            100       MEITEC CORP...............................................         2,442
          4,000       MITSUBISHI CORP...........................................        25,973
          4,000       MITSUI & CO LTD...........................................        19,808
            200       NIPPON SYSTEM DEVELOPMENT CO LTD..........................         7,966
            264       OCE NV....................................................         2,649
            187       OM AB.....................................................         2,460
            100       ORACLE CORP (JAPAN).......................................         6,104
          2,415     * PACIFIC DUNLOP LTD........................................         1,273



 See Notes To Financial Statements    2001 ANNUAL REPORT Single Premium Immediate Annuities 49

       Statement of Investments  --  INTERNATIONAL EQUITY FUND  --  December 31, 2001
----------------------------------------------------------------------------------------------

       SHARES                                                                         VALUE
     ----------                                                                    -----------
OTHER--(Continued)
          9,307       RENTOKIL INITIAL PLC......................................        37,385
          2,492       SECOM CO LTD..............................................       125,114
          2,017       SECURICOR PLC.............................................         3,449
          1,726       SECURITAS AB (B SHS)......................................        32,744
          1,280       SERCO GROUP PLC...........................................         6,800
             14       SGS SOCIETE GENERALE SURVEILLANCE HOLDINGS S.A............         2,247
            600       SOFTBANK CORP.............................................         9,705
          2,109       SOUTHCORP LTD.............................................         8,151
          3,000       SUMITOMO CORP.............................................        13,757
          3,000       SWIRE PACIFIC LTD (A SHS).................................        16,351
          1,073     * TERRA LYCOS S.A...........................................         8,789
          1,682       TPG NV....................................................        36,392
          2,048       VEDIOR NV.................................................        24,562
          2,997       WESFARMERS LTD............................................        47,543
          7,000       WHARF HOLDINGS LTD........................................        17,101
                                                                                   -----------
                      TOTAL OTHER...............................................       827,959
                                                                                   -----------
PRODUCER DURABLES--4.07%
          9,340       ABB LTD...................................................        90,008
            640       ADVANTEST CORP............................................        36,234
            137       AIXTRON AG................................................         3,104
            558       ALSTOM....................................................         6,205
          1,000       AMADA CO LTD..............................................         3,968
            600       ATLAS COPCO AB (B SHS)....................................        12,612
          1,327       BALFOUR BEATTY PLC........................................         3,341
             28       BARCO (NEW) NV............................................           982
             41       BWT AG....................................................           894
          2,000     * CHARTERED SEMICONDUCTOR MANUFACTURING LTD.................         5,307
          2,000       DAIKIN INDUSTRIES LTD.....................................        31,360
          1,000       EBARA CORP................................................         6,028
          1,100       FANUC LTD.................................................        46,834
             20       FISCHER (GEORG) LTD (REGD)................................         3,788
          1,850       FKI PLC...................................................         4,981
            190       FLS INDUSTRIES AS (B SHS).................................         1,604
          1,000     * FUJI ELECTRIC CO LTD......................................         2,121
            100     * FUJI MACHINE MANUFACTURING CO LTD.........................         1,305
          6,000       FUJITSU LTD...............................................        43,675
          8,000     * HITACHI LTD...............................................        58,599
          2,000     * HITACHI ZOSEN CORP........................................           931
          1,036       IMI PLC...................................................         4,056
         18,377       INVENSYS PLC..............................................        31,894
          3,000     * ISHIKAWAJIMA-HARIMA HEAVY INDUSTRIES CO LTD...............         4,670
          3,000     * KAWASAKI HEAVY INDUSTRIES LTD.............................         2,747
             46       KCI KONECRANES INTERNATIONAL..............................         1,167
          2,000       KOMATSU LTD...............................................         7,157
             45       KONE OYJ (B SHS)..........................................         3,326
          8,088       KONINKLIJKE PHILIPS ELECTRONICS NV........................       240,380
          3,000       KUBOTA CORP...............................................         7,874
            110     * LOGITECH INTERNATIONAL S.A. (REGD)........................         4,025
            366       METSO OYJ.................................................         3,845
          6,000     * MITSUBISHI ELECTRIC CORP..................................        23,211
         10,000       MITSUBISHI HEAVY INDUSTRIES LTD...........................        26,705
          1,000     * MITSUI ENGINEERING & SHIPBUILDING CO LTD..................           992
          5,000       NEC CORP..................................................        51,007
             49     * NEG MICON AS .............................................         1,291
          1,000       NIKON CORP................................................         7,699
            115       NKT HOLDING AS............................................         1,480
          1,000       NSK LTD...................................................         3,449
          1,000       NTN CORP..................................................         1,618
          1,000     * OKI ELECTRIC INDUSTRY CO LTD..............................         3,281
            491       PACE MICRO TECHNOLOGY PLC.................................         2,501
             30       SAMSUNG ELECTRONICS CO LTD................................         6,372
          1,275       SANDVIK AB................................................        27,288
              3       SCHINDLER HOLDINGS AG. (REGD).............................         4,300
            908       SCHNEIDER ELECTRIC S.A....................................        43,657
          3,000       SEMBCORP INDUSTRIES LTD...................................         2,600
             41     * SGL CARBON AG.............................................           823
          4,970       SIEMENS AG................................................       329,009


       SHARES                                                                         VALUE
     ----------                                                                    -----------
          5,000       SINGAPORE TECHNOLOGIES ENGINEERING LTD....................   $     6,363
            248       SKF AB (B SHS)............................................         4,870
            700       SMC CORP..................................................        71,250
              7       SULZER AG. (REGD).........................................         1,075
          1,000     * SUMITOMO HEAVY INDUSTRIES LTD.............................           534
            139     * TANDBERG ASA..............................................         3,099
            200       THK CO LTD................................................         2,918
            257     * THOMSON MULTIMEDIA........................................         7,894
          1,100       TOKYO ELECTRON LTD........................................        53,968
            489       TOMRA SYSTEMS ASA.........................................         4,689
          9,000       TOSHIBA CORP..............................................        30,902
            300       TOYOTA INDUSTRIES CORP....................................         4,372
             35       VA TECHNOLOGIE AG.........................................           769
            351       VESTAS WIND SYSTEMS AS....................................         9,584
            122       WARTSILA OYJ (B SHS)......................................         2,259
          1,000       YOKOGAWA ELECTRIC CORP....................................         7,973
                                                                                   -----------
                      TOTAL PRODUCER DURABLES...................................     1,424,824
                                                                                   -----------
TECHNOLOGY--7.53%
          5,326       ALCATEL S.A...............................................        91,049
            161       ALTRAN TECHNOLOGIES S.A...................................         7,275
          4,222     * ARM HOLDINGS PLC..........................................        22,059
          3,000       ASAHI GLASS CO LTD........................................        17,740
             39       ASCOM HOLDING AG. (REGD)..................................           687
          1,000       ASM PACIFIC TECHNOLOGY LTD................................         1,968
          5,413     * ASML HOLDING NV...........................................        94,078
             50     * ATOS ORIGIN...............................................         3,274
            144     * BUSINESS OBJECTS..........................................         4,814
          4,000       CANON, INC................................................       137,647
            521       CAP GEMINI S.A............................................        37,621
          1,000       CITIZEN WATCH CO LTD......................................         4,982
          1,712       CMG PLC...................................................         6,055
            185       COMPTEL OYJ...............................................           514
          1,309       COMPUTERSHARE LTD.........................................         3,538
            200       CREATIVE TECHNOLOGY LTD...................................         1,603
            100       CSK CORP..................................................         2,342
          2,000       DAI NIPPON PRINTING CO LTD................................        19,991
            143       DASSAULT SYSTEMES S.A.....................................         6,875
            110     * EDB BUSINESS PARTNER ASA..................................           619
            267       EPCOS AG..................................................        13,194
          1,183       ERG LTD...................................................           333
            348     * ERG LTD (NEW).............................................            98
         38,451       ERICSSON (LM) (B SHS).....................................       208,939
            527     * FLEXTRONICS INTERNATIONAL LTD.............................        12,643
          1,000       FUJIKURA LTD..............................................         3,754
          2,000       FURUKAWA ELECTRIC CO LTD..................................        10,621
          1,492       FUTURIS CORP LTD..........................................         1,413
            717       GETRONICS NV..............................................         2,324
            600       HIROSE ELECTRIC CO LTD....................................        40,882
            300       HOYA CORP.................................................        17,923
          1,234     * INFINEON TECHNOLOGIES AG..................................        25,216
            143       INTRACOM S.A..............................................         1,833
             57     * IONA TECHNOLOGIES PLC.....................................         1,180
         26,720       JOHNSON ELECTRIC HOLDINGS LTD.............................        28,098
            300       KEYENCE CORP..............................................        49,878
          1,000       KONICA CORP...............................................         5,883
            114     * KUDELSKI S.A. (BR)........................................         6,660
          1,000       KYOCERA CORP..............................................        65,237
          1,413       LOGICA PLC................................................        13,161
          8,665     * MARCONI PLC...............................................         5,265
            200       MATSUSHITA COMMUNICATION INDUSTRIAL CO LTD................         5,417
            357     * MERKANTILDATA ASA.........................................           422
          1,000       MINEBEA CO LTD............................................         5,387
          1,814       MISYS PLC.................................................         8,580
          1,500       MURATA MANUFACTURING CO LTD...............................        89,959
             62     * NAVISION AS...............................................         1,663
            239       NERA ASA..................................................           517
          1,000       NGK SPARK PLUG CO LTD.....................................         7,203
            200       NIDEC CORP................................................        10,530



50  Single Premium Immediate Annuities 2001 ANNUAL REPORT    See Notes To Financial Statements

       Statement of Investments  --  INTERNATIONAL EQUITY FUND  --  December 31, 2001
----------------------------------------------------------------------------------------------

       SHARES                                                                         VALUE
     ----------                                                                    -----------
TECHNOLOGY--(Continued)
          1,000       NIPPON SHEET GLASS CO LTD.................................         3,159
            400       NITTO DENKO CORP..........................................         9,248
         27,807       NOKIA OYJ.................................................       717,007
            900       NOMURA RESEARCH INSTITUTE, INC............................       105,616
              4       NTT DATA CORP.............................................        14,223
          1,000       OLYMPUS OPTICAL CO LTD....................................        14,383
          1,000       OMRON CORP................................................        13,353
             31     * OPTICOM ASA...............................................         1,272
          2,000       RICOH CO LTD..............................................        37,235
            300       ROHM CO LTD...............................................        38,936
          3,246       SAGE GROUP PLC............................................        10,795
             41       SAGEM S.A. (NEW)..........................................         2,510
          1,711       SAP AG....................................................       222,877
             54       SOFTWARE AG. (REGD).......................................         2,067
          2,464       SPIRENT PLC...............................................         5,666
          4,731       STMICROELECTRONICS NV.....................................       151,855
          2,000       SUMITOMO ELECTRIC INDUSTRIES LTD..........................        13,963
            111     * TANDBERG TELEVISION ASA...................................           370
            300       TDK CORP..................................................        14,146
            230       TIETOENATOR CORP..........................................         6,092
          8,000       TOPPAN PRINTING CO LTD....................................        73,798
          1,500     * TREND MICRO, INC..........................................        35,480
             26       UNAXIS HOLDING AG. (REGD).................................         2,803
          3,000       VENTURE MANUFACTURING LTD (SINGAPORE).....................        21,608
            825       WM-DATA AB (B SHS)........................................         2,068
          1,000       YAMAHA CORP...............................................         7,401
                                                                                   -----------
                      TOTAL TECHNOLOGY..........................................     2,636,875
                                                                                   -----------
TRANSPORTATION--1.37%
            205       AIR FRANCE................................................         3,001
          2,574     * ALITALIA S.P.A............................................         2,296
          1,000     * ALL NIPPON AIRWAYS CO LTD.................................         2,320
          1,148       ASSOCIATED BRITISH PORTS HOLDINGS PLC.....................         7,017
            290     * ATTICA ENTERPRISE HOLDING S.A.............................         1,312
            168       BERGESEN DY AS (B SHS)....................................         2,660
          6,532       BRAMBLES INDUSTRIES LTD...................................        34,774
          2,084     * BRAMBLES INDUSTRIES PLC...................................        10,312
          2,074     * BRITISH AIRWAYS PLC.......................................         5,886
          4,000       CATHAY PACIFIC AIRWAYS LTD................................         5,130
              3       CENTRAL JAPAN RAILWAY CO..................................        19,411
             30       CMB COMPAGNIE MARITIME BELGE S.A..........................         1,374
              1       DAMPSKIBSSELSKABET AF 1912 (B SHS)........................         6,826
              1       DAMPSKIBSSELSKABET SVENDBORG (B SHS)......................         9,101
          1,785       DEUTSCHE LUFTHANSA AG. (REGD).............................        23,569
             25       EAST JAPAN RAILWAY CO.....................................       120,746
          1,003       EXEL PLC..................................................        11,459
          1,329       FIRSTGROUP PLC............................................         5,687
            143       FRONTLINE LTD.............................................         1,483
          3,000       JAPAN AIRLINES CO LTD.....................................         7,188
          1,000       KAWASAKI KISEN KAISHA LTD.................................         1,335
          1,000       KEIHIN ELECTRIC EXPRESS RAILWAY CO LTD....................         3,785
          1,000       KEIO ELECTRIC RAILWAY CO LTD..............................         4,921
          4,120       KINKI NIPPON RAILWAY CO LTD...............................        13,203
            121       KLM (ROYAL DUTCH AIRLINES) NV.............................         1,394
          1,260       MAYNE NICKLESS LTD........................................         4,437
          1,000       MITSUI O.S.K. LINES LTD...................................         2,014
          3,000       MTR CORP..................................................         3,924
          2,000     * NEPTUNE ORIENT LINES LTD..................................         1,051
          3,000       NIPPON EXPRESS CO LTD.....................................        10,186
          4,000       NIPPON YUSEN KABUSHIKI KAISHA.............................        12,056
          1,585       PENINSULAR AND ORIENTAL STEAM NAVIGATION CO...............         5,484
          1,613     * RAILTRACK GROUP PLC.......................................         6,573
          6,268     * RYANAIR HOLDINGS PLC......................................        39,624
            206     * SAS AB....................................................         1,335
          1,000       SEINO TRANSPORTATION CO LTD...............................         4,059
          2,000       SINGAPORE AIRLINES LTD....................................        11,914
          4,252       STAGECOACH GROUP PLC......................................         4,579
          2,000     * TOBU RAILWAY CO LTD.......................................         5,265


       SHARES                                                                         VALUE
     ----------                                                                    -----------
          3,000       TOKYU CORP................................................   $     9,042
              3       WEST JAPAN RAILWAY CO.....................................        13,414
          2,000       YAMATO TRANSPORT CO LTD...................................        37,693
                                                                                   -----------
                      TOTAL TRANSPORTATION......................................       478,840
                                                                                   -----------
UTILITIES--11.80%
            219       ACEA S.P.A................................................         1,486
            309       AGUAS DE BARCELONA S.A....................................         3,852
              3       AGUAS DE BARCELONA S.A. (NEW).............................            37
            182       ATHENS WATER SUPPLY & SEWAGE..............................         1,031
            966       AUSTRALIAN GAS LIGHT CO LTD...............................         4,491
            450       AUTOPISTAS CONCESIONARIA ESPANOLA S.A.....................         4,483
          4,697       AUTOSTRADE-CONCESSIONI E COSTRUZIONI AUTOSTRADE...........
                        S.P.A...................................................        32,620
            848       AWG PLC...................................................         6,665
        461,250     * AWG PLC (REDMBLE SHS).....................................           604
            857       BOUYGUES S.A..............................................        28,080
            908       BRISA-AUTO ESTRADAS DE PORTUGAL S.A.......................         3,848
         55,804     * BT GROUP PLC..............................................       205,479
         14,901       CABLE & WIRELESS PLC......................................        71,675
          2,000       CHUBU ELECTRIC POWER CO, INC..............................        36,014
          6,100       CLP HOLDINGS LTD..........................................        23,272
          1,000       CONTACT ENERGY LTD........................................         1,657
         12,487       DEUTSCHE TELEKOM AG. (REGD)...............................       214,578
             20     * E.BISCOM S.P.A............................................           910
          3,419       E.ON AG...................................................       177,110
            172       ELECTRABEL S.A............................................        35,836
         10,210       ELECTRICIDADE DE PORTUGAL S.A.............................        22,181
         13,435       ELECTRONICS BOUTIQUE PLC..................................        26,788
          4,723       ENDESA S.A................................................        73,886
         11,131       ENEL S.P.A................................................        62,735
          1,993       FRANCE TELECOM S.A........................................        79,675
            534       GN STORE NORD.............................................         3,197
            618       HELLENIC TELECOMMUNICATIONS ORGANIZATION S.A..............        10,070
         13,000       HONGKONG ELECTRIC HOLDINGS LTD............................        48,347
          4,370       IBERDROLA S.A.............................................        56,885
          3,561     * INTERNATIONAL POWER PLC...................................        10,495
          2,300       KANSAI ELECTRIC POWER CO, INC.............................        32,940
          1,211       KELDA GROUP PLC...........................................         6,257
          4,561     * KPN NV....................................................        23,188
          1,200       KYUSHU ELECTRIC POWER CO, INC.............................        17,287
          8,502       NATIONAL GRID GROUP PLC...................................        52,960
             35       NIPPON TELEGRAPH & TELEPHONE CORP.........................       114,032
             22       NTT DOCOMO, INC...........................................       258,508
             38       OESTERREICHISCHE ELEKTRIZITAETSWIRTSCHAFTS AG.
                        (A SHS).................................................         2,842
         29,419     * PACIFIC CENTURY CYBERWORKS LTD............................         8,111
            563       PANAFON HELLENIC TELECOM S.A..............................         2,907
          4,072     * PORTUGAL TELECOM SGPS S.A. (REGD).........................        31,724
          2,105       RWE AG....................................................        79,093
          4,845       SCOTTISH & SOUTHERN ENERGY PLC............................        43,014
         10,658       SCOTTISH POWER PLC........................................        58,944
          1,042       SEVERN TRENT PLC..........................................        10,904
         13,000       SINGAPORE TELECOMMUNICATIONS LTD..........................        12,391
          2,852       SONERA OYJ................................................        14,449
          4,597       SUEZ S.A..................................................       139,163
            138       SWISSCOM AG. (REGD).......................................        38,234
            743       TDC AS....................................................        26,471
            290     * TELE2 AB (B SHS)..........................................        10,450
          5,813       TELECOM CORP OF NEW ZEALAND LTD...........................        12,103
         16,733       TELECOM ITALIA S.P.A......................................       143,026
          4,650       TELECOM ITALIA S.P.A.(RNC)................................        24,841
         24,100     * TELEFONICA S.A............................................       314,858
            376     * TELEKOM AUSTRIA AG........................................         3,117
          1,499       TELENOR ASA...............................................         6,451
          2,903       TELIA AB..................................................        12,924
         15,780       TELSTRA CORP LTD..........................................        43,942
         21,491       TIM S.P.A.................................................       119,976
            296     * TISCALI S.P.A.............................................         2,683



 See Notes To Financial Statements    2001 ANNUAL REPORT Single Premium Immediate Annuities 51

       Statement of Investments  --  INTERNATIONAL EQUITY FUND  --  December 31, 2001
----------------------------------------------------------------------------------------------

  SHARES/PRINCIPAL                                                                     VALUE
  ----------------                                                                  -----------
UTILITIES--(Continued)
          3,200       TOHOKU ELECTRIC POWER CO, INC.............................   $    43,901
          7,600       TOKYO ELECTRIC POWER CO, INC..............................       161,789
            851       UNION FENOSA S.A..........................................        13,775
          3,114       UNITED UTILITIES PLC......................................        27,895
        275,700       VODAFONE GROUP PLC........................................       721,254
          9,590       VODAFONE GROUP PLC (SPON ADR).............................       246,271
                                                                                   -----------
                      TOTAL UTILITIES...........................................     4,130,662
                                                                                   -----------
                      TOTAL COMMON STOCK
                        (Cost $39,503,507)......................................    34,422,600
                                                                                   -----------
SHORT TERM INVESTMENT--0.86%
U.S. GOVERNMENT AND AGENCY--0.86%
                      FEDERAL HOME LOAN BANK (FHLB)
       $300,000       1.510%, 01/02/02..........................................       299,987
                                                                                   -----------
                      TOTAL SHORT TERM INVESTMENT
                        (Cost $299,987).........................................       299,987
                                                                                   -----------
                      TOTAL PORTFOLIO--99.22%
                        (Cost $39,827,348)......................................    34,740,021

                      OTHER ASSETS & LIABILITIES, NET--0.78%....................       274,441
                                                                                   -----------
                      NET ASSETS--100.00%.......................................   $35,014,462
                                                                                   ===========

------------
* Non-income producing

At December 31, 2001, the aggregate cost of portfolio investments for federal income tax purposes was $41,639,083. Net unrealized depreciation of portfolio investments aggregated $6,899,062 of which $1,309,255 related to appreciated portfolio investments and $8,208,317 related to depreciated portfolio investments.





52  Single Premium Immediate Annuities 2001 ANNUAL REPORT    See Notes To Financial Statements

       Statement of Investments  --  SOCIAL CHOICE EQUITY FUND  --  December 31, 2001
----------------------------------------------------------------------------------------------

       SHARES                                                                         VALUE
     ----------                                                                    -----------
COMMON STOCK--99.42%
BASIC INDUSTRIES--2.60%
          1,813       AIR PRODUCTS & CHEMICALS, INC.............................   $    85,048
          1,323       AVERY DENNISON CORP.......................................        74,789
          1,462     * BIRMINGHAM STEEL CORP.....................................           468
            425       CABOT CORP................................................        15,173
          3,464     * CROWN CORK & SEAL CO, INC.................................         8,799
          1,100       ECOLAB, INC...............................................        44,275
          1,100       ENGELHARD CORP............................................        30,448
            105     * FLEETWOOD ENTERPRISES, INC................................         1,190
            268       H.B. FULLER CO............................................         7,710
          2,528       MASCO CORP................................................        61,936
            114       NCH CORP..................................................         5,945
            855       POLYONE CORP..............................................         8,379
          2,004       PPG INDUSTRIES, INC.......................................       103,647
            700       SIGMA-ALDRICH CORP........................................        27,587
          1,371       SONOCO PRODUCTS CO........................................        36,441
            500       STANLEY WORKS.............................................        23,285
          2,748       STORA ENSO OYJ (SPON ADR).................................        33,690
            800       VULCAN MATERIALS CO.......................................        38,352
             14       WD-40 CO..................................................           373
          3,700       WORTHINGTON INDUSTRIES, INC...............................        52,540
                                                                                   -----------
                      TOTAL BASIC INDUSTRIES....................................       660,075
                                                                                   -----------
CONSUMER CYCLICAL--10.83%
         11,327     * AOL TIME WARNER, INC......................................       363,597
             67       BANDAG, INC...............................................         2,329
          1,676     * CLEAR CHANNEL COMMUNICATIONS, INC.........................        85,325
          2,500     * COMCAST CORP (CLASS A) SPECIAL............................        90,000
            451     * COX COMMUNICATIONS, INC (CLASS A).........................        18,901
            462       DARDEN RESTAURANTS, INC...................................        16,355
          4,200       DELPHI AUTOMOTIVE SYSTEMS CORP............................        57,372
            419       DOW JONES & CO, INC.......................................        22,932
          1,396       GANNETT CO, INC...........................................        93,853
          2,091       GAP, INC..................................................        29,149
          1,830       GENUINE PARTS CO..........................................        67,161
            393       GRACO, INC................................................        15,347
          1,300       HARLEY-DAVIDSON, INC......................................        70,603
          1,500       INTERPUBLIC GROUP OF COS, INC.............................        44,310
            375       J.C. PENNEY CO, INC.......................................        10,088
            700       JOHNSON CONTROLS, INC.....................................        56,525
            199       KNIGHT RIDDER, INC........................................        12,921
            300     * KOHL'S CORP...............................................        21,132
            930     * LIBERTY MEDIA CORP (CLASS A)..............................        13,020
            700       LIMITED, INC..............................................        10,304
          1,000       MARRIOTT INTERNATIONAL, INC (CLASS A).....................        40,650
            119       MAY DEPARTMENT STORES CO..................................         4,401
          5,751       MCDONALD'S CORP...........................................       152,229
          1,099       MCGRAW-HILL COS, INC......................................        67,017
            292       MODINE MANUFACTURING CO...................................         6,812
            425       NEW YORK TIMES CO (CLASS A)...............................        18,381
            920       NIKE, INC (CLASS B).......................................        51,741
            805       OMNICOM GROUP, INC........................................        71,927
            559       SEARS ROEBUCK & CO........................................        26,631
            900     * STARBUCKS CORP............................................        17,145
          1,754       TARGET CORP...............................................        72,002
            727       TRIBUNE CO................................................        27,212
            358       VF CORP...................................................        13,966
          5,561     * VIACOM, INC (CLASS B).....................................       245,518
          1,100       VISTEON CORP..............................................        16,544
         11,536       WAL-MART STORES, INC......................................       663,897
          7,029       WALT DISNEY CO............................................       145,641
                                                                                   -----------
                      TOTAL CONSUMER CYCLICAL...................................     2,742,938
                                                                                   -----------
CONSUMER NON-CYCLICAL--10.48%
          1,294       ALBERTSON'S, INC..........................................        40,748
            725       AVON PRODUCTS, INC........................................        33,713
            400     * BEST BUY CO, INC..........................................        29,792
          1,403       CAMPBELL SOUP CO..........................................        41,908


       SHARES                                                                         VALUE
     ----------                                                                    -----------
            923       CLOROX CO.................................................   $    36,505
          8,039       COCA-COLA CO..............................................       379,039
            762       COCA-COLA ENTERPRISES, INC................................        14,432
          2,103       COLGATE-PALMOLIVE CO......................................       121,448
            500     * COSTCO WHOLESALE CORP.....................................        22,190
            957       CVS CORP..................................................        28,327
            834       GENERAL MILLS, INC........................................        43,376
          3,714       GILLETTE CO...............................................       124,048
            987       HASBRO, INC...............................................        16,019
          1,608       HEINZ (H.J.) CO...........................................        66,121
            482       HERSHEY FOODS CORP........................................        32,631
          6,484       HOME DEPOT, INC...........................................       330,749
          1,464       KELLOGG CO................................................        44,066
          2,139     * KROGER CO.................................................        44,641
          2,042       LOWE'S COS................................................        94,769
          2,042       MATTEL, INC...............................................        35,122
          1,167       NEWELL RUBBERMAID, INC....................................        32,174
            200       PEPSI BOTTLING GROUP, INC.................................         4,700
          5,954       PEPSICO, INC..............................................       289,900
          4,685       PROCTER & GAMBLE CO.......................................       370,724
            367       RADIOSHACK CORP...........................................        11,047
          1,508     * SAFEWAY, INC..............................................        62,959
            322     * TOYS "R" US, INC..........................................         6,678
          2,684       UNILEVER NV (NEW YORK SHS)................................       154,625
          2,915       WALGREEN CO...............................................        98,119
            880       WRIGLEY (WM.) JR CO.......................................        45,206
                                                                                   -----------
                      TOTAL CONSUMER NON-CYCLICAL...............................     2,655,776
                                                                                   -----------
ENERGY--4.28%
          2,306       ANADARKO PETROLEUM CORP...................................       131,096
          2,139       APACHE CORP...............................................       106,693
          3,300       BAKER HUGHES, INC.........................................       120,351
            562     * BJ SERVICES CO............................................        18,237
          2,792       BURLINGTON RESOURCES, INC.................................       104,812
          1,947       DEVON ENERGY CORP.........................................        75,252
          2,000       EOG RESOURCES, INC........................................        78,220
          1,390     * GRANT PRIDECO, INC........................................        15,985
          3,300       HALLIBURTON CO............................................        43,230
            504       HELMERICH & PAYNE, INC....................................        16,824
          1,001       MITCHELL ENERGY & DEVELOPMENT CORP (CLASS A)..............        53,353
          1,253       MURPHY OIL CORP...........................................       105,302
            941     * NABORS INDUSTRIES, INC....................................        32,305
          1,385       NOBLE AFFILIATES, INC.....................................        48,877
            812     * NOBLE DRILLING CORP.......................................        27,640
            359     * ROWAN COS, INC............................................         6,954
            172     * SMITH INTERNATIONAL, INC..................................         9,223
          2,107       TRANSOCEAN SEDCO FOREX, INC...............................        71,259
            490     * WEATHERFORD INTERNATIONAL, INC............................        18,257
                                                                                   -----------
                      TOTAL ENERGY..............................................     1,083,870
                                                                                   -----------
FINANCIAL SERVICES--21.31%
            812       AEGON NV (ARS)............................................        21,737
          1,400       AFLAC, INC................................................        34,384
          2,251       ALLSTATE CORP.............................................        75,859
          4,753       AMERICAN EXPRESS CO.......................................       169,635
          8,128       AMERICAN INTERNATIONAL GROUP, INC.........................       645,363
          1,100       AON CORP..................................................        39,072
          5,381       BANK OF AMERICA CORP......................................       338,734
          2,360       BANK OF NEW YORK CO, INC..................................        96,288
          3,584       BANK ONE CORP.............................................       139,955
            900       BB&T CORP.................................................        32,499
            700       CAPITAL ONE FINANCIAL CORP................................        37,765
          3,555       CHARLES SCHWAB CORP.......................................        54,996
            459       CHUBB CORP................................................        31,671
         14,494       CITIGROUP, INC............................................       731,657
             27     * CNA FINANCIAL CORP........................................           788
            489     * CONSECO, INC..............................................         2,181
            100       COUNTRYWIDE CREDIT INDUSTRIES, INC........................         4,097
            417       CRESCENT REAL ESTATE EQUITIES CO..........................         7,552



 See Notes To Financial Statements    2001 ANNUAL REPORT Single Premium Immediate Annuities 53

       Statement of Investments  --  SOCIAL CHOICE EQUITY FUND  --  December 31, 2001
----------------------------------------------------------------------------------------------

       SHARES                                                                         VALUE
     ----------                                                                    -----------
FINANCIAL SERVICES--(Continued)
          1,431       EQUITY OFFICE PROPERTIES TRUST............................   $    43,044
          3,526       FANNIE MAE................................................       280,317
          1,950       FIFTH THIRD BANCORP.......................................       119,594
          3,485       FLEETBOSTON FINANCIAL CORP................................       127,203
          2,375       FREDDIE MAC...............................................       155,325
            142       GOLDMAN SACHS GROUP, INC..................................        13,171
            500       HARTFORD FINANCIAL SERVICES GROUP, INC....................        31,415
          2,088       HOUSEHOLD INTERNATIONAL, INC..............................       120,979
            800       JOHN HANCOCK FINANCIAL SERVICES, INC......................        33,040
          6,461       JP MORGAN CHASE & CO......................................       234,857
            836       KEYCORP...................................................        20,348
            400       LEHMAN BROTHERS HOLDINGS, INC.............................        26,720
            400       LINCOLN NATIONAL CORP.....................................        19,428
          1,549       MARSH & MCLENNAN COS, INC.................................       166,440
          3,581       MBNA CORP.................................................       126,051
          1,377       MELLON FINANCIAL CORP.....................................        51,803
          2,464       MERRILL LYNCH & CO, INC...................................       128,424
          2,600       METLIFE, INC..............................................        82,368
          3,277       MORGAN STANLEY DEAN WITTER & CO...........................       183,315
          1,860       NATIONAL CITY CORP........................................        54,386
            500       NORTHERN TRUST CORP.......................................        30,110
          1,549       PNC FINANCIAL SERVICES GROUP, INC.........................        87,054
          1,948     * PROVIDIAN FINANCIAL CORP..................................         6,915
             97       ROUSE CO..................................................         2,841
            692       SIMON PROPERTY GROUP, INC.................................        20,296
            252       ST. PAUL COS, INC.........................................        11,080
            600       STATE STREET CORP.........................................        31,350
            958       SUNTRUST BANKS, INC.......................................        60,067
          5,480       U.S. BANCORP..............................................       114,696
            673       USA EDUCATION, INC........................................        56,545
          4,800       WACHOVIA CORP.............................................       150,528
          2,740       WASHINGTON MUTUAL, INC....................................        89,598
            351       WEINGARTEN REALTY INVESTORS...............................        16,848
          5,501       WELLS FARGO & CO..........................................       239,018
                                                                                   -----------
                      TOTAL FINANCIAL SERVICES..................................     5,399,407
                                                                                   -----------
HEALTH CARE--15.52%
            200       AETNA, INC (NEW)..........................................         6,598
            495       ALLERGAN, INC.............................................        37,150
            166       AMERISOURCEBERGEN CORP....................................        10,549
          3,200     * AMGEN, INC................................................       180,608
            700       APPLERA CORP (APPLIED BIOSYSTEMS GROUP)...................        27,489
            283       BAUSCH & LOMB, INC........................................        10,658
          2,754       BAXTER INTERNATIONAL, INC.................................       147,697
          1,339       BECTON DICKINSON & CO.....................................        44,388
          1,125       BIOMET, INC...............................................        34,763
          1,549     * BOSTON SCIENTIFIC CORP....................................        37,362
          6,455       BRISTOL-MYERS SQUIBB CO...................................       329,205
          1,693       CARDINAL HEALTH, INC......................................       109,469
            591       CIGNA CORP................................................        54,756
            588     * FOREST LABORATORIES, INC..................................        48,187
             38     * GENZYME CORP (BIOSURGERY DIVISION)........................           202
            540     * GENZYME CORP (GENERAL DIVISION)...........................        32,324
             54     * GENZYME CORP (MOLECULAR ONCOLOGY DIVISION)................           432
          1,060     * GUIDANT CORP..............................................        52,788
          2,550       HCA, INC..................................................        98,277
            251       HILLENBRAND INDUSTRIES, INC...............................        13,873
            200     * HUMANA, INC...............................................         2,358
          1,075       IMS HEALTH, INC...........................................        20,973
            240     * IVAX CORP.................................................         4,834
          9,715       JOHNSON & JOHNSON.........................................       574,157
             62     * LIFEPOINT HOSPITALS, INC..................................         2,110
          3,800       LILLY (ELI) & CO..........................................       298,452
          1,005       MCKESSON CORP.............................................        37,587
          4,140       MEDTRONIC, INC............................................       212,009
          7,287       MERCK & CO, INC...........................................       428,476
            105       MYLAN LABORATORIES, INC...................................         3,938
         16,552       PFIZER, INC...............................................       659,597


       SHARES                                                                         VALUE
     ----------                                                                    -----------
          5,162       SCHERING-PLOUGH CORP......................................   $   184,851
            183     * ST. JUDE MEDICAL, INC.....................................        14,210
            400       STRYKER CORP..............................................        23,348
             58     * SYNAVANT, INC.............................................           232
          1,314     * TENET HEALTHCARE CORP.....................................        77,158
          1,300       UNITEDHEALTH GROUP, INC...................................        92,001
            635     * ZIMMER HOLDINGS, INC......................................        19,393
                                                                                   -----------
                      TOTAL HEALTH CARE.........................................     3,932,459
                                                                                   -----------
OTHER--0.37%
            158     * DUN & BRADSTREET CORP.....................................         5,577
            617       MOODY'S CORP..............................................        24,594
            100     * ROBERT HALF INTERNATIONAL, INC............................         2,670
          2,294       SYSCO CORP................................................        60,149
                                                                                   -----------
                      TOTAL OTHER...............................................        92,990
                                                                                   -----------
PRODUCER DURABLES--3.71%
            400       AMERICAN WATER WORKS CO, INC..............................        16,700
            461       BALDOR ELECTRIC CO........................................         9,635
          1,200       COOPER INDUSTRIES, INC....................................        41,904
            434       CUMMINS, INC..............................................        16,726
          1,267       DEERE & CO................................................        55,317
          3,078       EMERSON ELECTRIC CO.......................................       175,754
            924       GRAINGER (W.W.), INC......................................        44,352
          2,201       ILLINOIS TOOL WORKS, INC..................................       149,052
            107     * IMAGISTICS INTERNATIONAL, INC.............................         1,321
          1,344       INGERSOLL-RAND CO.........................................        56,193
          2,283       MINNESOTA MINING & MANUFACTURING CO.......................       269,873
            476       NORDSON CORP..............................................        12,571
          1,447       PITNEY BOWES, INC.........................................        54,422
            538     * THOMAS & BETTS CORP.......................................        11,379
          2,373       XEROX CORP................................................        24,727
                                                                                   -----------
                      TOTAL PRODUCER DURABLES...................................       939,926
                                                                                   -----------
TECHNOLOGY--19.40%
          1,900     * ADC TELECOMMUNICATIONS, INC...............................         8,740
            500       ADOBE SYSTEMS, INC........................................        15,525
            806     * ADVANCED MICRO DEVICES, INC...............................        12,783
          1,385     * AGILENT TECHNOLOGIES, INC.................................        39,486
          1,100     * ALTERA CORP...............................................        23,342
            800     * AMERICAN POWER CONVERSION CORP............................        11,568
          1,000     * ANALOG DEVICES, INC.......................................        44,390
          1,100     * APPLE COMPUTER, INC.......................................        24,090
          2,300     * APPLIED MATERIALS, INC....................................        92,230
          2,883       AUTOMATIC DATA PROCESSING, INC............................       169,809
            578     * AVAYA, INC................................................         7,023
            700     * BROADCOM CORP (CLASS A)...................................        28,609
         19,400     * CISCO SYSTEMS, INC........................................       351,334
          5,566       COMPAQ COMPUTER CORP......................................        54,324
          1,299       COMPUTER ASSOCIATES INTERNATIONAL, INC....................        44,803
            500     * COMVERSE TECHNOLOGY, INC..................................        11,185
            900     * CONCORD EFS, INC..........................................        29,502
          4,227     * CORNING, INC..............................................        37,705
          6,800     * DELL COMPUTER CORP........................................       184,824
          1,668       ELECTRONIC DATA SYSTEMS CORP..............................       114,341
          6,642     * EMC CORP..................................................        89,268
          1,559       FIRST DATA CORP...........................................       122,304
            755     * GATEWAY, INC..............................................         6,070
          5,866       HEWLETT-PACKARD CO........................................       120,488
         18,200       INTEL CORP................................................       572,390
          4,921       INTERNATIONAL BUSINESS MACHINES CORP......................       595,244
          4,200     * JDS UNIPHASE CORP.........................................        36,456
            800       LINEAR TECHNOLOGY CORP....................................        31,232
          1,200     * LSI LOGIC CORP............................................        18,936
         10,640     * LUCENT TECHNOLOGIES, INC..................................        66,926
            800     * MAXIM INTEGRATED PRODUCTS, INC............................        42,008
            200     * MCDATA CORP (CLASS A).....................................         4,900
          1,732     * MICRON TECHNOLOGY, INC....................................        53,692
         13,700     * MICROSOFT CORP............................................       907,625



54  Single Premium Immediate Annuities 2001 ANNUAL REPORT    See Notes To Financial Statements

       Statement of Investments  --  SOCIAL CHOICE EQUITY FUND  --  December 31, 2001
----------------------------------------------------------------------------------------------

       SHARES                                                                         VALUE
     ----------                                                                    -----------
TECHNOLOGY--(Continued)
            825       MOLEX, INC................................................   $    25,534
            554     * NATIONAL SEMICONDUCTOR CORP...............................        17,058
            900     * NETWORK APPLIANCE, INC....................................        19,683
         10,200     * NORTEL NETWORKS CORP (U.S.)...............................        76,500
            100     * NOVELL, INC...............................................           459
         14,200     * ORACLE CORP...............................................       196,102
          2,686     * PALM, INC.................................................        10,422
          1,500       PAYCHEX, INC..............................................        52,275
          2,100     * QUALCOMM, INC.............................................       106,050
          1,000     * SIEBEL SYSTEMS, INC.......................................        27,980
          2,188     * SOLECTRON CORP............................................        24,681
          9,300     * SUN MICROSYSTEMS, INC.....................................       114,390
          1,300     * TELLABS, INC..............................................        19,448
          5,174       TEXAS INSTRUMENTS, INC....................................       144,872
            900     * VERITAS SOFTWARE CORP.....................................        40,347
          1,000     * XILINX, INC...............................................        39,050
          1,500     * YAHOO!, INC...............................................        26,610
                                                                                   -----------
                      TOTAL TECHNOLOGY..........................................     4,914,613
                                                                                   -----------
TRANSPORTATION--0.84%
            759     * AMR CORP..................................................        16,827
            604       DELTA AIR LINES, INC......................................        17,673
            746     * FEDEX CORP................................................        38,702
          2,885       NORFOLK SOUTHERN CORP.....................................        52,882
             68       RYDER SYSTEM, INC.........................................         1,506
            276     * SABRE HOLDINGS CORP.......................................        11,689
          2,789       SOUTHWEST AIRLINES CO.....................................        51,541
            200     * U.S. AIRWAYS GROUP, INC...................................         1,268
            300     * UAL CORP..................................................         4,050
            300       UNITED PARCEL SERVICE, INC (CLASS B)......................        16,350
                                                                                   -----------
                      TOTAL TRANSPORTATION......................................       212,488
                                                                                   -----------
UTILITIES--10.08%
          9,139       A T & T CORP..............................................       165,781
          4,968     * A T & T WIRELESS SERVICES, INC............................        71,390
            996       AGL RESOURCES, INC........................................        22,928
            651       ALLTEL CORP...............................................        40,186
          5,332       BELLSOUTH CORP............................................       203,416
          1,500     * CALPINE CORP..............................................        25,185
          2,600       DQE, INC..................................................        49,218
          5,703     b ENRON CORP................................................         3,422
          1,488       EQUITABLE RESOURCES, INC..................................        50,696
          1,700    b* GLOBAL CROSSING LTD.......................................         1,428
          1,557       IDACORP, INC..............................................        63,214
          2,545       KEYSPAN CORP..............................................        88,184
            900       KINDER MORGAN, INC........................................        50,121
          2,000       MDU RESOURCES GROUP, INC..................................        56,300
          2,400     * MIRANT CORP...............................................        38,448
          2,800       NATIONAL FUEL GAS CO......................................        69,160
            900     * NEXTEL COMMUNICATIONS, INC (CLASS A)......................         9,864
          1,266       NICOR, INC................................................        52,716
          3,002       NISOURCE, INC.............................................        69,226
            841     * NISOURCE, INC (SAILS).....................................         1,951
          4,287       OGE ENERGY CORP...........................................        98,944
            979       PEOPLES ENERGY CORP.......................................        37,133
          4,559       PUGET ENERGY, INC.........................................        99,797
          4,149       QWEST COMMUNICATIONS INTERNATIONAL, INC...................        58,625
          9,348       SBC COMMUNICATIONS, INC...................................       366,161
          3,900       SCOTTISH POWER PLC ADR....................................        84,630
          2,115       SPRINT CORP (FON GROUP)...................................        42,469
          1,579     * SPRINT CORP (PCS GROUP)...................................        38,543
          7,576       VERIZON COMMUNICATIONS, INC...............................       359,557
          5,225       WILLIAMS COS, INC.........................................       133,342
             72       WORLDCOM, INC (MCI GROUP).................................           914
          7,100     * WORLDCOM, INC (WORLDCOM GROUP)............................        99,989
                                                                                   -----------
                      TOTAL UTILITIES...........................................     2,552,938
                                                                                   -----------


      PRINCIPAL                                                                       VALUE
     -----------                                                                   -----------
                      TOTAL COMMON STOCK
                        (Cost $29,930,746) .....................................   $25,187,480
                                                                                   -----------
SHORT TERM INVESTMENT--0.95%
U.S. GOVERNMENT AND AGENCY--0.95%
                      FEDERAL HOME LOAN BANK (FHLB)
       $240,000         1.510%, 01/02/02........................................       239,990
                                                                                   -----------
                      TOTAL SHORT TERM INVESTMENT
                        (Cost $239,990).........................................       239,990
                                                                                   -----------
                      TOTAL PORTFOLIO--100.37%
                        (Cost $30,170,736)......................................    25,427,470

                      OTHER ASSETS & LIABILITIES, NET--(0.37)%..................       (94,141)
                                                                                   -----------
                      NET ASSETS--100.00%.......................................   $25,333,329
                                                                                   ===========

------------
* Non-income producing
b In bankruptcy

At December 31, 2001, the aggregate cost of portfolio investments for federal income tax purposes was $30,211,398. Net unrealized depreciation of portfolio investments aggregated $4,783,928 of which $3,072,473 related to appreciated portfolio investments and $7,856,401 related to depreciated portfolio investments.




 See Notes To Financial Statements    2001 ANNUAL REPORT Single Premium Immediate Annuities 55


                      (THIS PAGE INTENTIONALLY LEFT BLANK)















56  TIAA-CREF Personal Annuity Select 2001 ANNUAL REPORT

                      REPORT OF MANAGEMENT RESPONSIBILITY

To the Shareholders of
  TIAA-CREF Life Funds:

The accompanying financial statements of the TIAA-CREF Life Funds (the "Funds") are the responsibility of management. They have been prepared in accordance with accounting principles generally accepted in the United States and have been presented fairly and objectively in accordance with such principles.

The Funds have established and maintain a strong system of internal controls designed to provide reasonable assurance that assets are properly safeguarded and transactions are properly executed in accordance with management's authorization, and to carry out the ongoing responsibilities of management for reliable financial statements. In addition, the Funds' internal audit personnel provide a continuing review of the internal controls and operations of the Funds, and the internal Auditor regularly reports to the Audit Committee of the Funds' Board of Trustees.

The accompanying financial statements have been audited by the independent auditing firm of Ernst & Young LLP. To maintain auditor independence and avoid even the appearance of conflict of interest, it continues to be the Funds' policy that any non-audit services be obtained from a firm other than the external financial audit firm. For the periods covered by these financial statements, the Funds did not engage Ernst & Young LLP for any management advisory or consulting services. The independent auditor's report, which follows the notes to financial statements, expresses an independent opinion on the fairness of presentation of these financial statements.

The Audit Committee of the Funds' Board of Trustees, consisting entirely of trustees who are not officers of TIAA-CREF Life Funds, meets regularly with management, representatives of Ernst & Young LLP and internal audit personnel to review matters relating to financial reporting, internal controls and auditing. In addition to the annual audit of the financial statements of the Funds by the independent auditing firm, the Securities and Exchange Commission performs periodic examinations of the Funds' operations.



  [SIGNATURE]                                          [SIGNATURE]
  ----------------------------                 ----------------------------
         President                             Executive Vice President and
                                               Principal Accounting Officer

--------------------------------------------------------------------------------

                         REPORT OF THE AUDIT COMMITTEE

To the Shareholders of
  TIAA-CREF Life Funds:

The Audit Committee oversees the financial reporting process of TIAA-CREF Life Funds (the "Funds") on behalf of the Funds' Board of Trustees. The Audit Committee is a standing committee of the Board and operates in accordance with a formal written charter (copies are available upon request) which describes the Audit Committee's responsibilities. All members of the Audit Committee ("Committee") are independent, as defined under the listing standards of the New York Stock Exchange.

Management has the primary responsibility for the Funds' financial statements, development and maintenance of a strong system of internal controls, and compliance with applicable laws and regulations. In fulfilling its oversight responsibilities, the Committee Members, as Trustees of the Fund, reviewed and approved the audit plan of the independent auditing firm in connection with their audit. The Committee also meets regularly with the internal and independent auditors, both with and without management present, to discuss the results of their examinations, their evaluation of internal controls, and the overall quality of financial reporting. As required by its charter, the Committee will evaluate rotation of the external financial audit firm whenever circumstances warrant, but in no event will the formal evaluation be later than between their fifth and tenth years of service.

The Committee reviewed and discussed the accompanying audited financial statements with management, including a discussion of the quality and appropriateness of the accounting principles and financial reporting practices followed, the reasonableness of significant judgments, and the clarity of disclosures in the financial statements. The Committee has also discussed the audited financial statements with Ernst & Young LLP, the independent auditing firm responsible for expressing an opinion on the conformity of these audited financial statements with generally accepted accounting principles.

The discussion with Ernst & Young LLP focused on their judgments concerning the quality and appropriateness of the accounting principles and financial reporting practices followed by the Funds, the clarity of the financial statements and related disclosures, and other significant matters, such as any significant changes in accounting policies, management judgments and estimates, and the nature of any uncertainties or unusual transactions. In addition, the Committee discussed with Ernst & Young LLP the auditors' independence from management and the Funds, and has received a written disclosure regarding such independence, as required by the Independence Standards Board.

Based on the review and discussions referred to above, the Committee has approved the release of the accompanying audited financial statements for publication and filing with appropriate regulatory authorities.

Maceo K. Sloan, Audit Committee Chair
Martin J. Gruber, Audit Committee Member
Nestor V. Santiago, Audit Committee Member
David K. Storrs, Audit Committee Member

February 12, 2002

                       2001 ANNUAL REPORT Single Premium Immediate Annuities  57


TIAA-CREF Life Funds                                                                            STATEMENTS OF ASSETS AND LIABILITIES
------------------------------------------------------------------------------------------------------------------------------------
December 31, 2001

                                                           STOCK           GROWTH         GROWTH &      INTERNATIONAL  SOCIAL CHOICE
                                                           INDEX           EQUITY          INCOME          EQUITY         EQUITY
                                                            FUND            FUND            FUND            FUND           FUND
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
  Portfolio investments, at cost                        $105,324,528    $ 66,211,561    $ 64,471,030    $ 39,827,348    $30,170,736
  Net unrealized depreciation of portfolio investments   (10,625,663)    (13,634,115)     (1,836,332)     (5,087,327)    (4,743,266)
------------------------------------------------------------------------------------------------------------------------------------
  Portfolio investments, at value                         94,698,865      52,577,446      62,634,698      34,740,021     25,427,470
  Cash                                                         7,711           7,930           6,994         245,259         10,251
  Receivable from securities transactions                         20           1,304           1,593         120,279             --
  Receivable from Fund shares sold                            59,608         152,248          77,043          19,765          6,925
  Dividends and interest receivable                           97,160          41,076          57,899          49,655         21,422
------------------------------------------------------------------------------------------------------------------------------------
    Total assets                                          94,863,364      52,780,004      62,778,227      35,174,979     25,466,068
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
  Accrued expenses                                             7,517          12,082          13,160           9,197          4,341
  Payable for securities transactions                        339,287         249,369         452,508         151,320        128,398
------------------------------------------------------------------------------------------------------------------------------------
    Total liabilities                                        346,804         261,451         465,668         160,517        132,739
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                              $ 94,516,560    $ 52,518,553    $ 62,312,559    $ 35,014,462    $25,333,329
====================================================================================================================================
NET ASSETS CONSIST OF:
  Paid in capital                                       $108,364,839    $ 84,362,812    $ 75,319,297    $ 62,450,055    $30,279,927
  Accumulated undistributed
    net investment income                                    258,563             887          14,540           3,183         20,971
  Accumulated undistributed net realized loss
    on total investments                                  (3,481,179)    (18,211,031)    (11,184,946)    (22,352,556)      (224,303)
  Accumulated net unrealized depreciation
    on total investments                                 (10,625,663)    (13,634,115)     (1,836,332)     (5,086,220)    (4,743,266)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                              $ 94,516,560    $ 52,518,553    $ 62,312,559    $ 35,014,462    $25,333,329
====================================================================================================================================
Outstanding shares of beneficial interest,
  unlimited shares authorized
  ($.0001 par value)                                       3,865,957       3,597,705       3,073,175       2,718,045      1,229,008
NET ASSET VALUE PER SHARE                                     $24.45          $14.60          $20.28          $12.88         $20.61
====================================================================================================================================


58  Single Premium Immediate Annuities 2001 ANNUAL REPORT          See Notes To Financial Statements


TIAA-CREF Life Funds                                                                                        STATEMENTS OF OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------
For the Year Ended December 31, 2001

                                                       STOCK           GROWTH         GROWTH &      INTERNATIONAL   SOCIAL CHOICE
                                                       INDEX           EQUITY          INCOME          EQUITY          EQUITY
                                                        FUND            FUND            FUND            FUND            FUND
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
  Interest                                          $     19,213    $     18,364    $     31,727    $     10,089    $      7,366
  Dividends                                            1,188,537         295,580         723,458         658,661         324,666
  Foreign taxes withheld                                    (151)           (669)         (4,501)        (72,273)         (1,225)
------------------------------------------------------------------------------------------------------------------------------------
    Total income                                       1,207,599         313,275         750,684         596,477         330,807
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
  Management fees                                        267,146         239,761         260,103         194,598          96,723
  Trustee fees and expenses                                1,959           1,147           1,300             808             546
------------------------------------------------------------------------------------------------------------------------------------
  Total expenses before waiver                           269,105         240,908         261,403         195,406          97,269
    Less management fees waived
      by the advisor                                     204,812         109,456         124,140          88,120          52,082
------------------------------------------------------------------------------------------------------------------------------------
    Net expenses                                          64,293         131,452         137,263         107,286          45,187
------------------------------------------------------------------------------------------------------------------------------------
  Net investment income                                1,143,306         181,823         613,421         489,191         285,620
------------------------------------------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED LOSS
  ON TOTAL INVESTMENTS
  Net realized gain (loss) on:
    Portfolio investments                             (2,721,117)    (16,544,249)    (10,942,810)    (10,643,452)       (224,279)
    Foreign currency transactions                             --             737          (4,525)        (13,989)             --
------------------------------------------------------------------------------------------------------------------------------------
  Net realized loss on total investments              (2,721,117)    (16,543,512)    (10,947,335)    (10,657,441)       (224,279)
------------------------------------------------------------------------------------------------------------------------------------
  Net change in unrealized depreciation on:
    Portfolio investments                             (9,366,058)      1,999,307       1,924,597        (200,030)     (3,459,160)
    Translation of assets (other than portfolio
      investments) and liabilities denominated in
      foreign currencies                                      --              --              13           2,703              --
------------------------------------------------------------------------------------------------------------------------------------
  Net change in unrealized depreciation
    on total investments                              (9,366,058)      1,999,307       1,924,610        (197,327)     (3,459,160)
------------------------------------------------------------------------------------------------------------------------------------
  Net realized and unrealized loss
    on total investments                             (12,087,175)    (14,544,205)     (9,022,725)    (10,854,768)     (3,683,439)
------------------------------------------------------------------------------------------------------------------------------------
  NET DECREASE IN NET ASSETS
    RESULTING FROM OPERATIONS                       $(10,943,869)   $(14,362,382)   $ (8,409,304)   $(10,365,577)   $ (3,397,819)
====================================================================================================================================


                                 See Notes To Financial Statements         2001 ANNUAL REPORT Single Premium Immediate Annuities  59


TIAA-CREF Life Funds
-----------------------------------------------------------------------------------------------------------------


                                                         STOCK INDEX FUND                GROWTH EQUITY FUND
                                                   ----------------------------    ------------------------------
                                                                                                  FOR THE PERIOD
                                                                                                  MARCH 1, 2000
                                                   FOR THE YEAR    FOR THE YEAR    FOR THE YEAR  (COMMENCEMENT OF
                                                      ENDED           ENDED           ENDED       OPERATIONS) TO
                                                   DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                       2001            2000            2001            2000
-----------------------------------------------------------------------------------------------------------------
CHANGE IN NET ASSETS

OPERATIONS:
  Net investment income                            $  1,143,306    $    893,000    $    181,823    $    148,049
  Net realized gain (loss) on total investments      (2,721,117)      1,352,080     (16,543,512)     (1,666,748)
  Net change in unrealized depreciation
    on total investments                             (9,366,058)     (9,088,906)      1,999,307     (15,633,422)
-----------------------------------------------------------------------------------------------------------------
    Net decrease from operations                    (10,943,869)     (6,843,826)    (14,362,382)    (17,152,121)
-----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income                           (884,743)       (893,000)       (181,630)       (148,049)
  In excess of net investment income                         --          (7,330)             --            (591)
  From net realized gain on total investments          (237,966)     (1,816,255)             --              --
-----------------------------------------------------------------------------------------------------------------
    Total distributions                              (1,122,709)     (2,716,585)       (181,630)       (148,640)
-----------------------------------------------------------------------------------------------------------------
SHAREHOLDER TRANSACTIONS:
  Seed money subscriptions                                   --              --              --      50,100,000
  Subscriptions                                      20,525,706      45,947,285      13,124,548      25,324,095
  Reinvestment of distributions                       1,122,709       2,716,585         181,630         148,640
  Redemptions                                        (4,386,156)     (4,123,241)     (3,612,543)       (903,044)
-----------------------------------------------------------------------------------------------------------------
    Net increase from shareholder transactions       17,262,259      44,540,629       9,693,635      74,669,691
-----------------------------------------------------------------------------------------------------------------
  Total increase (decrease) in net assets             5,195,681      34,980,218      (4,850,377)     57,368,930

NET ASSETS
  Beginning of period                                89,320,879      54,340,661      57,368,930              --
-----------------------------------------------------------------------------------------------------------------
  End of period                                    $ 94,516,560    $ 89,320,879    $ 52,518,553    $ 57,368,930
=================================================================================================================
CHANGE IN FUND SHARES:
  Shares outstanding, beginning of period             3,197,028       1,746,701       3,023,424              --
-----------------------------------------------------------------------------------------------------------------
  Seed money shares sold                                     --              --              --       2,004,000
  Shares sold                                           795,908       1,487,311         821,506       1,049,542
  Shares issued in reinvestment of distributions         45,585          96,779          12,297           7,702
  Shares redeemed                                      (172,564)       (133,763)       (259,522)        (37,820)
-----------------------------------------------------------------------------------------------------------------
    Net increase in shares outstanding                  668,929       1,450,327         574,281       3,023,424
-----------------------------------------------------------------------------------------------------------------
  Shares outstanding, end of period                   3,865,957       3,197,028       3,597,705       3,023,424
=================================================================================================================


60  Single Premium Immediate Annuities 2001 ANNUAL REPORT          See Notes To Financial Statements


                                                           STATEMENTS OF CHANGES IN NET ASSETS
----------------------------------------------------------------------------------------------

   GROWTH & INCOME FUND           INTERNATIONAL EQUITY FUND      SOCIAL CHOICE EQUITY FUND
------------------------------  ------------------------------  ------------------------------
              FOR THE PERIOD                  FOR THE PERIOD                  FOR THE PERIOD
               MARCH 1, 2000                   MARCH 1, 2000                   MARCH 1, 2000
FOR THE YEAR  (COMMENCEMENT OF  FOR THE YEAR  (COMMENCEMENT OF  FOR THE YEAR  (COMMENCEMENT OF
   ENDED       OPERATIONS) TO      ENDED       OPERATIONS) TO      ENDED       OPERATIONS) TO
DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
    2001            2000            2001            2000            2001            2000
----------------------------------------------------------------------------------------------


$    613,421    $    476,648    $    489,191    $    374,888    $    285,620    $    241,937
 (10,947,335)         17,297     (10,657,441)    (11,790,147)       (224,279)        230,995

   1,924,610      (3,760,942)       (197,327)     (4,888,893)     (3,459,160)     (1,284,106)
----------------------------------------------------------------------------------------------
  (8,409,304)     (3,266,997)    (10,365,577)    (16,304,152)     (3,397,819)       (811,174)
----------------------------------------------------------------------------------------------

    (594,356)       (476,648)       (475,398)       (302,244)       (264,649)       (241,937)
          --         (13,160)             --              --              --          (3,928)
          --        (246,760)             --              --         (41,595)       (184,692)
----------------------------------------------------------------------------------------------
    (594,356)       (736,568)       (475,398)       (302,244)       (306,244)       (430,557)
----------------------------------------------------------------------------------------------

          --      50,100,000              --      50,100,000              --      25,100,000
  13,287,200      13,433,258       4,500,228       8,327,508       3,067,862       2,084,218
     594,356         736,568         475,398         302,244         306,244         430,557
  (2,630,912)       (200,686)     (1,126,356)       (117,189)       (313,783)       (395,975)
----------------------------------------------------------------------------------------------
  11,250,644      64,069,140       3,849,270      58,612,563       3,060,323      27,218,800
----------------------------------------------------------------------------------------------
   2,246,984      60,065,575      (6,991,705)     42,006,167        (643,740)     25,977,069


  60,065,575              --      42,006,167              --      25,977,069              --
----------------------------------------------------------------------------------------------
$ 62,312,559    $ 60,065,575    $ 35,014,462    $ 42,006,167    $ 25,333,329    $ 25,977,069
==============================================================================================

   2,548,837              --       2,450,480              --       1,086,907              --
----------------------------------------------------------------------------------------------
          --       2,004,000              --       2,004,000              --       1,004,000
     630,311         521,711         313,108         435,510         142,451          80,315
      29,120          31,052          37,286          17,800          14,752          17,940
    (135,093)         (7,926)        (82,829)         (6,830)        (15,102)        (15,348)
----------------------------------------------------------------------------------------------
     524,338       2,548,837         267,565       2,450,480         142,101       1,086,907
----------------------------------------------------------------------------------------------
   3,073,175       2,548,837       2,718,045       2,450,480       1,229,008       1,086,907
==============================================================================================


See Notes To Financial Statements       2001 ANNUAL REPORT Single Premium Immediate Annuities  61


TIAA-CREF LIFE FUNDS
------------------------------------------------------------------------------------------------------------------------------------

                                                                 STOCK INDEX FUND                          GROWTH EQUITY FUND
                                                  ---------------------------------------------------    ---------------------------
                                                                                     FOR THE PERIOD                  FOR THE PERIOD
                                                                                     DECEMBER 1, 1998                 MARCH 1, 2000
                                                                                     (COMMENCEMENT OF  FOR THE YEAR (COMMENCEMENT OF
                                                  FOR THE YEARS ENDED DECEMBER 31,    OPERATIONS) TO      ENDED       OPERATIONS) TO
                                                  --------------------------------     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                                    2001        2000         1999        1998(a)           2001          2000(a)
------------------------------------------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
  Net asset value, beginning of period            $ 27.94     $ 31.11      $ 26.05       $ 25.00         $ 18.97         $ 25.00
------------------------------------------------------------------------------------------------------------------------------------
  Gain (loss) from investment operations:
    Net investment income                            0.30        0.29         0.26          0.05            0.05            0.05
    Net realized and unrealized gain (loss)
      on total investments                          (3.50)      (2.58)        5.26          1.05           (4.37)          (6.03)
------------------------------------------------------------------------------------------------------------------------------------
    Total gain (loss) from investment operations    (3.20)      (2.29)        5.52          1.10           (4.32)          (5.98)
------------------------------------------------------------------------------------------------------------------------------------
  Less distributions from:
    Net investment income                           (0.23)      (0.29)       (0.26)        (0.05)          (0.05)          (0.05)
    In excess of net investment income                 --          --           --            --              --              --
    Net realized gains                              (0.06)      (0.59)       (0.20)           --              --              --
------------------------------------------------------------------------------------------------------------------------------------
    Total distributions                             (0.29)      (0.88)       (0.46)        (0.05)          (0.05)          (0.05)
------------------------------------------------------------------------------------------------------------------------------------
  Net asset value, end of period                  $ 24.45     $ 27.94      $ 31.11       $ 26.05         $ 14.60         $ 18.97
====================================================================================================================================
TOTAL RETURN                                       (11.44)%     (7.38)%      21.20%         4.41%         (22.81)%        (23.89)%
RATIOS AND SUPPLEMENTAL DATA
  Net assets at end of period (in thousands)      $94,517     $89,321      $54,341       $26,212         $52,519         $57,369
  Ratio of expenses to average net assets
    before expense waiver                            0.30%       0.30%        0.30%         0.03%           0.46%           0.39%
  Ratio of expenses to average net assets
    after expense waiver                             0.07%       0.07%        0.07%         0.01%           0.25%           0.21%
  Ratio of net investment income
    to average net assets                            1.28%       1.14%        1.28%         0.22%           0.35%           0.25%
  Portfolio turnover rate                            7.85%      16.48%       14.22%         0.00%          41.77%          35.54%
====================================================================================================================================

(a) The percentages shown for this period are not annualized.


62  Single Premium Immediate Annuities 2001 ANNUAL REPORT          See Notes To Financial Statements


                                                                         FINANCIAL HIGHLIGHTS
---------------------------------------------------------------------------------------------

     GROWTH & INCOME FUND         INTERNATIONAL EQUITY FUND      SOCIAL CHOICE EQUITY FUND
------------------------------  -----------------------------   -----------------------------
               FOR THE PERIOD                 FOR THE PERIOD                  FOR THE PERIOD
                MARCH 1, 2000                  MARCH 1, 2000                   MARCH 1, 2000
 FOR THE YEAR (COMMENCEMENT OF  FOR THE YEAR (COMMENCEMENT OF   FOR THE YEAR (COMMENCEMENT OF
   ENDED       OPERATIONS) TO     ENDED       OPERATIONS) TO      ENDED       OPERATIONS) TO
 DECEMBER 31,   DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
    2001          2000(a)           2001          2000(a)           2001          2000(a)
---------------------------------------------------------------------------------------------

  $ 23.57         $ 25.00         $ 17.14         $ 25.00         $ 23.90         $ 25.00
---------------------------------------------------------------------------------------------

     0.20            0.19            0.18            0.15            0.24            0.23

    (3.29)          (1.33)          (4.26)          (7.89)          (3.28)          (0.93)
---------------------------------------------------------------------------------------------
    (3.09)          (1.14)          (4.08)          (7.74)          (3.04)          (0.70)
---------------------------------------------------------------------------------------------

    (0.20)          (0.18)          (0.18)          (0.12)          (0.22)          (0.23)
       --           (0.01)             --              --              --              --
       --           (0.10)             --              --           (0.03)          (0.17)
---------------------------------------------------------------------------------------------
    (0.20)          (0.29)          (0.18)          (0.12)          (0.25)          (0.40)
---------------------------------------------------------------------------------------------
  $ 20.28         $ 23.57         $ 12.88         $ 17.14         $ 20.61         $ 23.90
=============================================================================================
   (13.13)%         (4.55)%        (23.81)%        (30.94)%        (12.72)%         (2.80)%

  $62,313         $60,066         $35,014         $42,006         $25,333         $25,977

     0.44%           0.37%           0.53%           0.44%           0.39%           0.33%

     0.23%           0.19%           0.29%           0.25%           0.18%           0.15%

     1.04%           0.84%           1.33%           0.88%           1.15%           0.92%
    61.92%          20.43%         102.48%          79.47%           9.83%           4.94%
=============================================================================================


(a) The percentages shown for this period are not annualized.

See Notes To Financial Statements    2001 ANNUAL REPORT Single Premium Immediate Annuities  63

TIAA-CREF LIFE FUNDS
--------------------------------------------------------------------------------
Notes to Financial Statements

NOTE 1. SIGNIFICANT ACCOUNTING POLICIES

TIAA-CREF Life Funds (the "Funds") is a Delaware business trust that was organized on August 13, 1998 and is registered with the Securities and Exchange Commission ("Commission") under the Investment Company Act of 1940 as an open-end diversified management investment company. The Funds consist of five series (each referred to as a "Fund"). TIAA-CREF Life Separate Account VA-1 (the "Account"), which is registered with the Commission as a unit investment trust under the 1940 Act, has sub-accounts which correspond to and invest in each of the Funds. The Account is a separate account of TIAA-CREF Life Insurance Company ("TIAA-CREF Life"), which is a wholly-owned subsidiary of Teachers Insurance and Annuity Association of America ("TIAA"). The Stock Index Fund commenced operations on December 1, 1998 and the Growth Equity, Growth & Income, International Equity and Social Choice Equity Funds commenced operations on March 1, 2000. At December 31, 2001, the Account and TIAA held the following amounts in the Funds:

                                     ACCOUNT        TIAA
                                   -----------   -----------
        Stock Index Fund           $68,574,357   $25,942,203
        Growth Equity Fund          23,150,929    29,367,624
        Growth & Income Fund        20,868,814    41,443,745
        International Equity Fund    8,698,630    26,315,832
        Social Choice Equity Fund    4,118,885    21,214,444

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States which may require the use of estimates made by management. Actual results may differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds.

VALUATION OF INVESTMENTS: Securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported, except for bonds which are valued at the most recent bid price or the equivalent quoted yield of such bonds. Foreign investments are valued at the closing values of such securities as of the date of valuation under the generally accepted valuation method in the country where traded, converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. Money market instruments are valued at fair market value, except for such instruments within 60 days to maturity, which are valued at amortized cost, which approximates market value. The amortized cost method initially values securities at original cost and assumes a constant rate of amortization to maturity of any discount or premium. Portfolio securities for which market quotations are not readily available (including restricted securities) are valued at fair value, as determined in good faith under the direction of the Board of Trustees.

ACCOUNTING FOR INVESTMENTS: Securities transactions are accounted for as of the trade date. Interest income is recorded as earned and includes amortization of discounts and premiums. Dividend income is recorded on the ex-dividend date or, for certain foreign dividends, as soon as the Funds are informed of the ex-dividend date. Realized gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

FOREIGN CURRENCY TRANSACTIONS AND TRANSLATION: Portfolio investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of securities, income receipts and expense payments made in foreign currencies are translated into U.S. dollars at the exchange rates prevailing on the respective dates of the transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments. Net realized gains and losses on foreign currency transactions include maturities of forward foreign currency contracts, disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

FORWARD FOREIGN CURRENCY CONTRACTS: The Funds may use forward foreign currency contracts to facilitate transactions in securities denominated in foreign currencies. Such contracts are entered into directly with a counterparty and are "marked-to-market" at the end of each day's trading. The Funds are also exposed to credit risk associated with counterparty nonperformance on these forward currency exchange contracts which is typically limited to the unrealized gain on each open contract.


64  Single Premium Immediate Annuities 2001 ANNUAL REPORT

TIAA-CREF LIFE FUNDS
--------------------------------------------------------------------------------
Notes to Financial Statements -- (Continued)


NOTE 1. SIGNIFICANT ACCOUNTING POLICIES -- (CONCLUDED)

SECURITIES PURCHASED ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS: The Funds may purchase securities on a when-issued or delayed delivery basis. In addition to the normal market risks, this exposes the Funds to the risk that the transaction may not be consummated.

RESTRICTED SECURITIES: Restricted securities held by the Funds, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities which are widely held and publicly traded.

DIVIDENDS TO SHAREHOLDERS: Dividends from net investment income and realized gains, if any, are declared and paid annually. Undistributed net investment income and accumulated undistributed net realized gain (loss) on total investments may include temporary book and tax differences which will reverse in a subsequent period. Any permanent book and tax basis differences relating to shareholder distributions will result in reclassifications among the respective components of net assets.

FEDERAL INCOME TAXES: The Funds intend to continue to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code, and will not be subject to federal income taxes to the extent that they distribute substantially all taxable income each year.

At December 31, 2001, the Stock Index, Growth Equity, Growth & Income, International Equity and Social Choice Equity Funds have capital loss carryovers of $858,000, $12,791,000, $5,294,000, $19,198,000 and $184,000, respectively, which will begin to expire in 2008. In addition, the Stock Index, Growth Equity, Growth & Income, and International Equity Funds have capital losses realized after October 31, 2001, which were deferred for tax purposes to the first day of the following year of $57,500, $932,300, $734,000 and $1,347,000, respectively.

NOTE 2. MANAGEMENT AGREEMENT

Teachers Advisors, Inc. ("Advisors"), a wholly-owned subsidiary of TIAA and a registered investment adviser, provides investment advisory services for the Funds pursuant to an Investment Management Agreement between Advisors and the Funds. Under the terms of an Investment Management Agreement, each Fund pays a fee for investment management services, based on the average daily net assets of each Fund. Advisors has currently waived its right to receive a portion of its fee from each Fund until July 1, 2006. As a result, Advisors will receive the following annual percentages of each Fund's average daily net assets:

                                                                MANAGEMENT FEE
                                     MANAGEMENT FEE   WAIVER     AFTER WAIVER
                                     --------------   ------    --------------
          Stock Index Fund               0.30%         0.23%        0.07%
          Growth Equity Fund             0.46%         0.21%        0.25%
          Growth & Income Fund           0.44%         0.21%        0.23%
          International Equity Fund      0.53%         0.24%        0.29%
          Social Choice Equity Fund      0.39%         0.21%        0.18%

NOTE 3. INVESTMENTS

Purchases and sales of securities, other than short-term money market instruments, for the year ended December 31, 2001 were as follows:

                               NON-                     NON-
                            GOVERNMENT  GOVERNMENT   GOVERNMENT   GOVERNMENT
                             PURCHASE   PURCHASES       SALES        SALES
                           -----------  ----------   -----------  ----------
Stock Index Fund           $23,786,129   $226,334    $ 6,899,178    $69,797
Growth Equity Fund          30,643,189    601,412     21,594,138    42,649
Growth & Income Fund        46,783,401    650,313     36,153,596    204,753
International Equity Fund   41,117,174         --     37,563,836         --
Social Choice Equity Fund   5,529,279      31,470      2,371,034    52,053


                       2001 ANNUAL REPORT Single Premium Immediate Annuities  65

TIAA-CREF LIFE FUNDS
--------------------------------------------------------------------------------
Notes to Financial Statements -- (Concluded)

NOTE 4. TRUSTEE FEES

The Funds pay their Trustees, who are not also officers or affiliated persons of the Funds, certain remuneration for their services, plus travel and other expenses incurred in attending Board meetings. Trustees who are also officers or affiliated persons receive no remuneration for their services as Trustees of the Funds.

NOTE 5. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid to shareholders during 2001 and 2000 were as follows:


                                            2001                                     2000
                             -----------------------------------   ---------------------------------------
                                         LONG-TERM                                LONG-TERM
                              ORDINARY    CAPITAL                    ORDINARY      CAPITAL
                               INCOME       GAIN        TOTAL         INCOME         GAIN          TOTAL
                             ---------   ---------   -----------   -----------   -----------   -----------
Stock Index Fund             $ 931,890   $ 190,819   $ 1,122,709   $ 1,040,510   $ 1,676,075   $ 2,716,585
Growth Equity Fund             181,630          --       181,630       148,640            --       148,640
Growth & Income Fund           594,356          --       594,356       736,568            --       736,568
International Equity Fund      475,398          --       475,398       302,244            --       302,244
Social Choice Equity Fund      306,244          --       306,244       430,557            --       430,557


As of December 31, 2001, the components of accumulated earnings on a tax basis were as follows:

                                      UNDISTRIBUTED
                                        ORDINARY        UNREALIZED
                                         INCOME        DEPRECIATION
                                       ---------      --------------
           Stock Index Fund            $ 258,563      $ (13,191,481)
           Growth Equity Fund                887        (18,121,551)
           Growth & Income Fund           14,540         (6,992,822)
           International Equity Fund       7,093         (6,899,062)
           Social Choice Equity Fund      20,971         (4,783,928)

The difference between book basis and tax basis unrealized appreciation and depreciation is attributable primarily to the tax deferral of losses on wash sales and the realization, for tax purposes, of unrealized gains on certain forward foreign currency contracts and on investments in passive foreign investment companies.

NOTE 6. LINE OF CREDIT

The Funds share in a $2.25 billion unsecured revolving credit facility to be used for temporary purposes, including the funding of shareholder redemptions. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds. Interest associated with any borrowing under the facility is charged to the borrowing accounts and mutual funds at rates which are based on the Federal Funds Rate in effect during the time of the borrowing. For the year ended December 31, 2001, there were no borrowings under this credit facility by the Funds.


66  Single Premium Immediate Annuities 2001 ANNUAL REPORT

--------------------------------------------------------------------------------

                         REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees of TIAA-CREF Life Funds:

We have audited the accompanying statements of assets and liabilities, including the statements of investments, of TIAA-CREF Life Funds (comprising, respectively, the Stock Index, Growth Equity, Growth & Income, International Equity, and Social Choice Equity Funds) as of December 31, 2001, and the related statements of operations for the year then ended and the statements of changes in net assets and financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2001 by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective funds constituting TIAA-CREF Life Funds at December 31, 2001, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for each of the indicated periods, in conformity with accounting principles generally accepted in the United States.

                                                      /s/ ERNST & YOUNG LLP

New York, New York
February 8, 2002

--------------------------------------------------------------------------------

                       2001 ANNUAL REPORT Single Premium Immediate Annuities  67

SHAREHOLDER VOTING RESULTS


A special meeting was held on November 9, 2001 to elect new trustees.

The trustees elected at the special meeting were:

--------------------------------------------------------------------------------
     NOMINEE              VOTES FOR       PERCENT    VOTES WITHHELD     PERCENT
--------------------------------------------------------------------------------

Robert H. Atwell         13,388,526        97.12         396,309          2.88
Elizabeth E. Bailey      13,483,511        97.81         301,324          2.19
John H. Biggs            13,243,199        96.07         541,636          3.93
Joyce A. Fecske          13,490,909        97.87         293,926          2.13
Edes P. Gilbert          13,489,297        97.86         295,538          2.14
Martin J. Gruber         13,475,286        97.75         309,549          2.25
Nancy L. Jacob           13,556,165        98.34         228,670          1.66
Marjorie Fine Knowles    13,568,963        98.43         215,872          1.57
Martin L. Leibowitz      13,294,302        96.44         490,533          3.56
Bevis Longstreth         13,479,794        97.79         305,041          2.21
Stephen A. Ross          13,521,871        98.09         262,964          1.91
Nestor V. Santiago       13,498,731        97.92         286,104          2.08
Eugene C. Sit            13,547,115        98.27         237,720          1.73
Maceo K. Sloan           13,522,575        98.10         262,260          1.90
David K. Storrs          13,575,386        98.48         209,449          1.52
Robert W. Vishny         13,472,817        97.74         312,018          2.26



68  Single Premium Immediate Annuities 2001 ANNUAL REPORT

TRUSTEES AND OFFICERS--DISINTERESTED TRUSTEES

Name, Address and Age  Position(s) Held    Term of Office and   Principal Occupation(s)       Number of          Other Directorships
                       with Fund           Length of Time       During Past 5 Years           Portfolios in      Held by Trustee
                                           Served                                             Fund Complex
                                                                                              Overseen by
                                                                                              Trustee

ROBERT H. ATWELL       Trustee             Indefinite term.     President Emeritus,               32             Director, Education
447 Bird Key Drive                         Trustee since 2001.  American Council on                              Management Corp.
Sarasota, FL 34236                                              Education, and Senior                            and Collegis, Inc.
Age: 70                                                         Consultant to A.T.
                                                                Kearney, Inc.

ELIZABETH E. BAILEY    Trustee             Indefinite term.     John C. Hower                     32             Director, CSX
The Wharton School                         Trustee since 2001.  Professor of                                     Corporation and
University of                                                   Public Policy and                                Philip Morris
Pennsylvania                                                    Management, The                                  Companies Inc.
Suite 3100                                                      Wharton School,
Steinberg-                                                      University
Dietrich Hall                                                   of Pennsylvania
Philadelphia,
PA 19104-6372
Age: 63

JOYCE A. FECSKE
11603 Briarwood Lane   Trustee             Indefinite term.     Vice President Emeritia,          32             None
Burr Ridge,                                Trustee since 2001.  DePaul University. Formerly,
Illinois 60525-5173                                             Vice President for Human
Age: 54                                                         Resources, DePaul University

EDES P. GILBERT        Trustee             Indefinite term.     Acting President,                 32             None
Independent                                Trustee since 2001.  Independent Educational
Educational                                                     Services. Formerly,
Services                                                        Consultant, Independent
49 East 78th                                                    Educational Services, and
Street, Suite 4A                                                Head, The Spence School
New York, NY 10021
Age: 69

MARTIN J. GRUBER       Trustee             Indefinite term.     Nomura Professor of               32             Director, Deutsche
New York University                        Trustee since 2001.  Finance, New York University,                    Asset Management
Stern School of                                                 Stern School of Business.                        B.T. Funds, Japan
Business                                                        Formerly, Chairman,                              Equity Fund, Inc.,
Henry Kaufman                                                   Department of Finance,                           Singapore Equity
Management                                                      New York University,                             Fund, Inc. and the
Education Center                                                Stern School of Business,                        Thai Equity Fund
44 West 4th Street,                                             and Trustee of TIAA                              Inc.
Suite 988
New York, NY 10012
Age: 64

NANCY L. JACOB         Trustee             Indefinite term.     President and Managing            32             None
Windermere Investment                      Trustee since 2001.  Principal, Windermere
Associates                                                      Investment Associates.
121 S.W. Morrison                                               Formerly, Chairman and Chief
Street, Suite 925                                               Executive Officer, CTC
Portland, OR 97204                                              Consulting, Inc., and
Age: 58                                                         Executive Vice President,
                                                                U.S. Trust of the Pacific
                                                                Northwest

MARJORIE FINE KNOWLES  Trustee             Indefinite term.     Professor of Law,                 32             None
College of Law                             Trustee since 2001.  Georgia State University
Georgia State                                                   College of Law
University
P.O. Box 4037
Atlanta, GA 30302-4037
Age: 62

STEPHEN A. ROSS        Trustee             Indefinite term.     Franco Modigliani                 32             Director, Freddie
Sloan School of                            Trustee since 2001.  Professor of Finance and                         Mac and
Management                                                      Economics, Sloan School of                       Co-Chairman,
Massachusetts                                                   Management, Massachusetts                        Roll & Ross Asset
Institute of Technology                                         Institute of Technology.                         Management Corp.
77 Massachusetts Avenue                                         Co-chairman, Roll & Ross
Cambridge, MA 02139                                             Asset Management Corp.,
Age: 57                                                         Formerly, Sterling Professor
                                                                of Economics and Finance,
                                                                Yale School of Management,
                                                                Yale University

NESTOR V. SANTIAGO     Trustee             Indefinite term.     Vice President and Chief          32             Director, Bank-Fund
Howard Hughes Medical                      Trustee since 2001.  Investment Officer,                              Credit Union and
Institute                                                       Howard Hughes                                    Emerging Markets
4000 Jones Bridge Road                                          Medical Institute.                               Growth Fund, Inc.
Chevy Chase, MD 20815                                           Formerly, Investment
Age: 52                                                         Advisor/Head of
                                                                Investment Office,
                                                                International Monetary Fund


                                                                           2001 ANNUAL REPORT Single Premium Immediate Annuities  69


Name, Address and Age  Position(s) Held    Term of Office and   Principal Occupation(s)       Number of          Other Directorships
                       with Fund           Length of Time       During Past 5 Years           Portfolios in      Held by Trustee
                                           Served                                             Fund Complex
                                                                                              Overseen by
                                                                                              Trustee

EUGENE C. SIT          Trustee             Indefinite term.     Chairman, Chief Executive         32             Chairman and
Sit Investment                             Trustee since 2001.  Officer, and Chief                               Director of
Associates, Inc.                                                Investment Officer,                              registered
4600 Norwest Center                                             Sit Investment Associates,                       investment
90 South Seventh                                                Inc. and Sit/Kim                                 companies managed
Street                                                          International Investment                         by Sit Investment
Minneapolis,                                                    Associates, Inc.                                 Associates, Inc.
MN 55402-4130
Age: 63

MACEO K. SLOAN         Trustee             Indefinite term.     Chairman and Chief Executive      32             Director, SCANA
NCM Capital Management                     Trustee since 2001.  Officer, Sloan Financial                         Corporation and
Group, Inc.                                                     Group, Inc. and NCM Capital                      Mechanics and
103 West Main Street,                                           Management Group, Inc.                           Farmers Bancorp,
Suite 400                                                                                                        Inc.
Durham, NC 27701-3638
Age: 52

DAVID K. STORRS        Trustee             Indefinite term.     President and Chief               32             Director of
Alternative                                Trustee since 2001.  Executive Officer,                               thirteen money
Investment Group, LLC                                           Alternative Investment                           market funds
65 South Gate Lane                                              Group, LLC                                       sponsored by
Southport, CT 06490                                                                                              Alliance Capital
Age: 57                                                                                                          Management

ROBERT W. VISHNY       Trustee             Indefinite term.     Eric J. Gleacher                  32             None
University of Chicago                      Trustee since 2001.  Distinguished Service
Graduate School                                                 Professor of Finance,
of Business                                                     University of Chicago,
1101 East 58th Street                                           Graduate School of Business.
Chicago, IL 60637                                               Founding Partner, LSV Asset
Age: 42                                                         Management

INTERESTED TRUSTEES AND OFFICERS

JOHN H. BIGGS(1)       Chairman,           Term as Trustee is   Chairman, President and Chief     32             Director, The
TIAA-CREF              President and       indefinite. Trustee  Executive Officer of TIAA-                       Boeing Company and
730 Third Avenue       Chief Executive     since 2001.          CREF Life Funds, TIAA, CREF,                     Ralston Purina
New York, NY           Officer             Chairman, Chief      TIAA-CREF Mutual Funds and                       Company
10017-3206                                 Executive Officer    TIAA-CREF Institutional
Age: 65                                    and President        Mutual Funds and Chairman of
                                           since 2001.          the Management Committee,
                                           Indefinite Term as   President and Chief Executive
                                           Officer              Officer of TIAA Separate
                                                                Account VA-1. Trustee of
                                                                TIAA-CREF Individual &
                                                                Institutional Services, Inc.
                                                                (Services). Member of Board of
                                                                Managers of TIAA-CREF
                                                                Investment Management LLC
                                                                (Investment Management).
                                                                Director of Teachers Personal
                                                                Investors Services, Inc.
                                                                (TPIS), Teachers Advisors,
                                                                Inc. (Advisors) and TIAA-CREF
                                                                Trust Company, FSB (TIAA-CREF
                                                                Trust Company)

MARTIN L. LEIBOWITZ(1) Vice Chairman       Term as Trustee      Vice Chairman and Chief           32             None
TIAA-CREF              and Chief           is indefinite.       Investment Officer of TIAA-
730 Third Avenue       Investment Officer  Trustee since 2001.  CREF Life Funds, CREF, TIAA-
New York, NY                               Vice Chairman and    CREF Mutual Funds and TIAA-
10017-3206                                 Chief Investment     CREF Institutional Mutual
Age: 65                                    Officer since 2001.  Funds and Vice Chairman of
                                           Chief Investment     the Management Committee and
                                           Officer since 1998.  Chief Investment Officer of
                                           Indefinite Terms as  TIAA Separate Account VA-1
                                           officer.             (these funds are collectively
                                                                referred to as the TIAA-CREF
                                                                Funds). Vice Chairman and
                                                                Chief Investment Officer of
                                                                TIAA. Member of Board of
                                                                Managers and President of
                                                                Investment Management.
                                                                Director and President of
                                                                Advisors. Director of TIAA-
                                                                CREF Life Insurance Company
                                                                (TIAA-CREF Life).

BEVIS LONGSTRETH(2)    Trustee             Indefinite term.     Of Counsel to Debevoise &         32             Member of the
Debevoise & Plimpton                       Trustee since 2001.  Plimpton. Formerly Partner of                    Board of Directors
919 Third Avenue                                                Debevoise & Plimpton, Adjunct                    of AMVESCAP, PLC
New York, NY                                                    Professor at Columbia                            and Chairman of
10022-6225                                                      University School of Law and                     the Finance
Age: 67                                                         Commissioner of the                              Committee of the
                                                                Securities and Exchange                          Rockefeller Family
                                                                Commission                                       Fund

70  Single Premium Immediate Annuities 2001 ANNUAL REPORT


Name, Address and Age  Position(s) Held    Term of Office and   Principal Occupation(s)       Number of          Other Directorships
                       with Fund           Length of Time       During Past 5 Years           Portfolios in      Held by Trustee
                                           Served                                             Fund Complex
                                                                                              Overseen by
                                                                                              Trustee

RICHARD J. ADAMSKI(1)  Vice President and  Indefinite term.     Vice President and Treasurer      N/A            N/A
TIAA-CREF              Treasurer           Vice President and   of the TIAA-CREF Funds and
730 Third Avenue                           Treasurer since      TIAA. Vice President and
New York, NY                               1998.                Treasurer of Investment
10017-3206                                                      Management, Services, TPIS,
Age: 60                                                         Advisors, TIAA-CREF Life,
                                                                and TIAA-CREF Tuition
                                                                Financing, Inc. (Tuition
                                                                Financing)

C. VICTORIA APTER(1)   Executive Vice      Indefinite term.     Executive Vice President          N/A            N/A
TIAA-CREF              President           Executive Vice       of the TIAA-CREF Funds and
730 Third Avenue                           President since      TIAA
New York, NY                               2001.
10017-3206
Age: 59

SCOTT C. EVANS(1)      Executive Vice      Indefinite term.     Executive Vice President of       N/A            N/A
TIAA-CREF              President           Executive Vice       the TIAA-CREF Funds and
730 Third Avenue                           President since      TIAA. Executive Vice
New York, NY                               1998.                President of Investment
10017-3206                                                      Management and Advisors and
Age: 42                                                         Director of TIAA-CREF Life

MARTIN E. GALT, III(1) Executive Vice      Indefinite term.     Executive Vice President of       N/A            N/A
TIAA-CREF              President           Served since         the TIAA-CREF Funds and TIAA
730 Third Avenue                           2000.                and President, TIAA-CREF
New York, NY                                                    Investment Products.
10017-3206                                                      Formerly, Executive Vice
Age: 59                                                         President and President,
                                                                Institutional Investments,
                                                                Bank of America, and
                                                                Principal Investment
                                                                Officer, NationsBank.
                                                                Director and President of
                                                                Tuition Financing and TPIS
                                                                and Director of TIAA-CREF
                                                                Life and TIAA-CREF Trust
                                                                Company

RICHARD L. GIBBS(1)    Executive Vice      Indefinite term.     Executive Vice President of       N/A            N/A
TIAA-CREF              President           Executive Vice       the TIAA-CREF Funds and
730 Third Avenue                           President since      TIAA. Executive Vice
New York, NY                               1998.                President of Investment
10017-3206                                                      Management, Advisors and
Age: 54                                                         Tuition Financing and
                                                                Director of TIAA-CREF Life
                                                                and Tuition Financing

DON W. HARRELL(1)      Executive Vice      Indefinite term.     Executive Vice President of       N/A            N/A
TIAA-CREF              President           Executive Vice       the TIAA-CREF Funds and
730 Third Avenue                           President since      TIAA. Director of TIAA-CREF
New York, NY                               1998.                Life
10017-3206
Age: 63

IRA J. HOCH(1)         Executive Vice      Indefinite term.     Executive Vice President of       N/A            N/A
TIAA-CREF              President           Executive Vice       the TIAA-CREF Funds and
730 Third Avenue                           President since      TIAA. Formerly, Vice
New York, NY                               2001.                President, Retirement
10017-3206                                                      Services, CREF and TIAA
Age: 51

MATINA S. HORNER(1)    Executive Vice      Indefinite term.     Executive Vice President of       N/A            N/A
TIAA-CREF              President           Executive Vice       the TIAA-CREF Funds and
730 Third Avenue                           President since      TIAA. Director of TIAA-CREF
New York, NY                               1998.                Life
10017-3206
Age: 62

E. LAVERNE JONES(1)    Vice President      Indefinite term.     Vice President and Corporate      N/A            N/A
TIAA-CREF              and Corporate       Vice President and   Secretary of the TIAA-CREF
730 Third Avenue       Secretary           Corporate Secretary  Funds and TIAA
New York, NY                               since 2001.
10017-3206
Age: 52

HARRY I.               Executive Vice      Indefinite term.     Executive Vice President and      N/A            N/A
KLARISTENFELD(1)       President and       Executive Vice       Chief Actuary of the
TIAA-CREF              Chief Actuary       President and Chief  TIAA-CREF Funds and TIAA.
730 Third Avenue                           Actuary since 2001.  Formerly, Vice President and
New York, NY                                                    Chief Actuary, Retirement
10017-3206                                                      Services, CREF and TIAA.
Age: 51                                                         Executive Vice President and
                                                                Chief Actuary of Services

                                                                           2001 ANNUAL REPORT Single Premium Immediate Annuities  71


Name, Address and Age  Position(s) Held    Term of Office and   Principal Occupation(s)       Number of          Other Directorships
                       with Fund           Length of Time       During Past 5 Years           Portfolios in      Held by Trustee
                                           Served                                             Fund Complex
                                                                                              Overseen by
                                                                                              Trustee

FRANCES NOLAN(1)       Executive Vice      Indefinite term.     Executive Vice President of       N/A            N/A
TIAA-CREF              President           Executive Vice       the TIAA-CREF Funds and
730 Third Avenue                           President since      TIAA. Formerly, Vice
New York, NY                               2001.                President, Retirement
10017-3206                                                      Services, CREF and TIAA
Age: 44

BERTRAM L. SCOTT(1)    Executive Vice      Indefinite term.     Executive Vice President of       N/A            N/A
TIAA-CREF              President           Executive Vice       the TIAA-CREF Funds and TIAA
730 Third Avenue                           President since      and Chairman of the Board,
New York, NY                               2001.                President and Chief
10017-3206                                                      Executive Officer of
Age: 50                                                         TIAA-CREF Life. Formerly,
                                                                President and Chief
                                                                Executive Officer, Horizon
                                                                Mercy

DEANNE J.              Executive Vice      Indefinite term.     Executive Vice President of       N/A            N/A
SHALLCROSS(1)          President           Executive Vice       the TIAA-CREF Funds and
TIAA-CREF                                  President since      TIAA. Formerly, Vice
730 Third Avenue                           2001.                President, Marketing, CREF
New York, NY                                                    and TIAA Executive Vice
10017-3206                                                      President of Services
Age: 52

DAVID A. SHUNK(1)      Executive Vice      Indefinite term.     Executive Vice President of       N/A            N/A
TIAA-CREF              President           Executive Vice       the TIAA-CREF Funds and
730 Third Avenue                           President since      TIAA. Formerly, Vice
New York, NY                               2001.                President, Institutional &
10017-3206                                                      Individual Consulting
Age: 55                                                         Services, CREF and TIAA.
                                                                President and Chief
                                                                Executive Officer of
                                                                Services and Director of
                                                                TIAA-CREF Trust Company

JOHN A. SOMERS(1)      Executive Vice      Indefinite term.     Executive Vice President of       N/A            N/A
TIAA-CREF              President           Executive Vice       the TIAA-CREF Funds and
730 Third Avenue                           President since      TIAA. Executive Vice
New York, NY                               1998.                President of Investment
10017-3206                                                      Management and Advisors and
Age: 57                                                         Director of TIAA-CREF Life

CHARLES H. STAMM(1)    Executive Vice      Indefinite term.     Executive Vice President and      N/A            N/A
TIAA-CREF              President           Executive Vice       General Counsel of the TIAA-
730 Third Avenue                           President since      CREF Funds and TIAA. Trustee
New York, NY                               1998.                of Services. Director of
10017-3206                                                      TPIS, Advisors, TIAA-CREF
Age 63                                                          Trust Company, Tuition
                                                                Financing and TIAA-CREF
                                                                Life. Member of Board of
                                                                Managers of Investment
                                                                Management

MARY ANN WERNER(1)     Executive Vice      Indefinite term.     Executive Vice President of       N/A            N/A
TIAA-CREF              President           Executive Vice       the TIAA-CREF Funds and TIAA
730 Third Avenue                           President since      and President, TIAA Shared
New York, NY                               2001.                Services. Formerly, Vice
10017-3206                                                      President, CREF and TIAA.
Age: 56                                                         Executive Vice President of
                                                                Services and Director of
                                                                TIAA-CREF Life

JAMES A. WOLF(1)       Executive Vice      Indefinite term.     Executive Vice President of       N/A            N/A
TIAA-CREF              President           Executive Vice       the TIAA-CREF Funds and TIAA
730 Third Avenue                           President since      and President, TIAA
New York, NY                               2001.                Retirement Services.
10017-3206                                                      Formerly, Vice President,
Age: 56                                                         Corporate MIS, CREF and
                                                                TIAA. Trustee of Services
                                                                and Director of TIAA-CREF
                                                                Life

1    The following individuals are "interested persons" under the Investment Company Act (the "Act") because they are officers of the TIAA-CREF Life Funds: Mses. Apter, Horner, Jones, Nolan, Shallcross and Werner; and Messrs. Adamski, Biggs, Evans, Galt,
     Gibbs, Harrell, Hoch, Klaristenfeld, Leibowitz, Scott, Shunk, Somers, Stamm and Wolf.

2    Mr. Longstreth may be an "interested person" under the Act because he is associated with a law firm that has acted as counsel to the TIAA-CREF Life Funds or their affiliates.

The Statement of Additional Information ("SAI") of the TIAA-CREF Life Funds contains additional information about trustees. You can request a copy of the SAI without charge by calling 800-478-2966.


72  Single Premium Immediate Annuities 2001 ANNUAL REPORT

PRODUCTS FROM THE
TIAA-CREF GROUP
OF COMPANIES


o TIAA-CREF Mutual Funds

o TIAA-CREF Life After-Tax Annuities

o Individual Life and Long-Term Care Insurance

o Group Life and Disability Insurance

o TIAA-CREF Retirement Annuities

o TIAA-CREF Supplemental Retirement Annuities (SRAs)

o TIAA-CREF IRAs (Roth and Traditional)

o Keoghs from TIAA-CREF

o 457(b) Deferred Compensation Plans

o Tuition Savings Programs

o Investment Management and related Trust Services

TIAA-CREF Individual and Institutional Services, Inc. and Teachers Personal Investors Services, Inc. distribute securities products. For more complete information on securities products, please call 800 842-2733, ext. 5509, for prospectuses. Read them carefully before you invest. Teachers Insurance and Annuity Association (TIAA), New York, NY, and TIAA-CREF Life Insurance Co., New York, NY, issue insurance and annuities. TIAA-CREF Trust Company, FSB provides trust services. INVESTMENT PRODUCTS ARE NOT FDIC INSURED, MAY LOSE VALUE AND ARE NOT BANK GUARANTEED.


TIAA-CREF Services

Internet Access

Visit our World Wide Web site:

TIAA-CREF.org

Account performance, personal account information and transactions, product information, form and booklet requests.

--------------------------------------------------------------------------------

Automated Telephone Service

800 842-2252

24 hours a day, 7 days a week

Account performance, personal account information and transactions, and product information.

--------------------------------------------------------------------------------

Personal Assistance

800 223-1200

8 a.m. to 11 p.m. ET, Monday - Friday
9 a.m. to 6 p.m. ET, Saturday, for After-Tax Annuities and Mutual Funds

For questions about TIAA-CREF Mutual Funds, After-Tax Annuities, Long-Term Care and Life Insurance.

800 842-2776

8 a.m. to 11 p.m. ET, Monday - Friday
9 a.m. to 6 p.m. ET, Saturday and Sunday

For questions about retirement saving and planning, quarterly and annual benefits reports, receiving annuity payments, annuity options, and tax reports.

--------------------------------------------------------------------------------

TIAA-CREF Trust Company, FSB

888 842-9001

8 a.m. to 5 p.m. CT, Monday - Friday

Asset management, trust administration, estate planning, planned giving, and endowment management.

--------------------------------------------------------------------------------

Personal Annuity Select(TM) Information Online

TIAA-CREF

www.tiaa-cref.org/pas/index.html

MORNINGSTAR

www.morningstar.com

LIPPER ANALYTICAL SERVICES

www.lipperweb.com

|TIAA|   730 Third Avenue                                   -------------------
|CREF|   New York NY 10017-3206                             |    PRESORTED     |
|LOGO|                                                      |     STANDARD     |
                                                            |U.S. POSTAGE PAID |
                                                            |    TIAA-CREF     |
                                                            -------------------

































TESPIA-AR-2/2002                                [LOGO] Printed on recycled paper